UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Small Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

2009 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Small Cap Value Fund, Variable Series / June 30, 2009

Columbia Small Cap Value Fund, Variable Series seeks long-term capital appreciation.

Stephen D. Barbaro, the lead manager, has co-managed the fund since June 2002. Jeremy Javidi has co-managed the fund since August 2005.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares posted a modest gain, beating the negative return of its benchmark, the Russell 2000 Value Index.1 The fund lagged the average return of its peer group, the Lipper VUF Small-Cap Value Funds Classification.2 Approximately 85% of the fund's advantage versus the index came from stock selection, as the fund remained focused on high quality companies with strong cash flows and balance sheets. These stocks held up well as stock prices declined early in the period. In February, we began shifting the portfolio from a more defensive stance to a more neutral one. As a result, no single sector weight detracted from returns versus the index. The fund, however, lost some ground versus peers that were more heavily weighted in economically-sensitive and lower quality stocks, which led the market rebound in the spring.

•  Stock selection in the financials, materials and industrials sectors helped the fund stay ahead of the Russell index, as strong companies with excellent balance sheets did quite well in these sectors. The fund's financials declined much less than those in the index as our focus on high quality companies helped us avoid many of the sector's worst performers. Among the fund's best contributors were specialty finance companies and high quality real estate investment trusts (REITs). The fund further benefited from having an underweight in financials, which was the period's worst performing sector for the six-month period. In materials, Clearwater Paper (0.9% of net assets) and steel stocks stood out. Clearwater, which makes store brand, private label tissue, rallied sharply after being spun out of a REIT. Steel stocks, which we had purchased at their lows, climbed as the global economy showed signs of improving. We locked in gains and sold Schnitzer Steel Industries.

•  Looking ahead, we expect the current credit crisis to continue, forcing weaker competitors out of business and giving strong companies new opportunities. We believe that our process of selecting financially strong small-cap companies should help us identify the companies with the best prospects in a credit-constrained environment. As long as there is continued uncertainty about the economic outlook, we plan to keep the fund's sector weights in line with those in the index. Once the economic landscape improves, we expect small-cap stocks to be among the first to benefit.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. The price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Small Cap Value Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (05/19/98)	0.79	-20.45	0.11	6.96
Class B (06/01/00)	0.71	-20.59	-0.07	6.84
Russell 2000 Value Index	-5.17	-25.24	-2.27	5.00

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class A	11.35	11.44
Class B	11.31	11.39

Annual operating expense ratio (%)*
Class A	0.89
Class B	1.14

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to June 1, 2000, the date on which Class B shares were first offered by the Fund. The returns shown have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees between Class A shares and Class B shares. If differences in expenses were reflected, the returns shown for periods prior to June 1, 2000 would be lower.

2

Understanding Your Expenses

Columbia Small Cap Value Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,007.88	1,020.13	4.68	4.71	0.94
Class B	1,000.00	1,000.00	1,007.09	1,019.34	5.47	5.51	1.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses for Class B shares, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Small Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—99.6%
Consumer Discretionary—10.6%
Auto Components—0.2%
Stoneridge, Inc. (a)	68,609	$329,323
Superior Industries International, Inc.	34,525	486,803
		816,126
Diversified Consumer Services—0.7%
Regis Corp.	88,402	1,539,079
Sotheby's	72,130	1,017,754
		2,556,833
Hotels, Restaurants & Leisure—2.1%
Benihana, Inc., Class A (a)	214,042	1,352,746
Bob Evans Farms, Inc.	66,080	1,899,139
CEC Entertainment, Inc. (a)	47,280	1,393,814
Jack in the Box, Inc. (a)	42,000	942,900
Landry's Restaurants, Inc. (a)	43,297	372,354
Red Robin Gourmet Burgers, Inc. (a)	63,300	1,186,875
		7,147,828
Household Durables—1.6%
American Greetings Corp., Class A	178,780	2,088,151
Cavco Industries, Inc. (a)	42,273	1,070,775
CSS Industries, Inc.	72,416	1,475,838
Ethan Allen Interiors, Inc.	97,220	1,007,199
		5,641,963
Leisure Equipment & Products—0.7%
Brunswick Corp.	258,128	1,115,113
Jakks Pacific, Inc. (a)	93,950	1,205,378
		2,320,491
Specialty Retail—4.2%
America's Car-Mart, Inc. (a)	114,318	2,343,519
AnnTaylor Stores Corp. (a)	211,258	1,685,839
Christopher & Banks Corp.	68,245	457,924
Foot Locker, Inc.	115,708	1,211,463
Men's Wearhouse, Inc.	82,631	1,584,862
OfficeMax, Inc.	220,550	1,385,054
Pacific Sunwear of California (a)	668,669	2,253,414
Rent-A-Center, Inc. (a)	141,183	2,517,293
Shoe Carnival, Inc. (a)	92,334	1,101,545
		14,540,913
Textiles, Apparel & Luxury Goods—1.1%
Movado Group, Inc.	125,250	1,320,135
Phillips-Van Heusen Corp.	40,790	1,170,265
Wolverine World Wide, Inc.	55,210	1,217,933
		3,708,333
Consumer Staples—3.3%
Food & Staples Retailing—2.6%
BJ's Wholesale Club, Inc. (a)	34,180	1,101,621
Casey's General Stores, Inc.	81,110	2,083,716
Ruddick Corp.	74,040	1,734,757
Spartan Stores, Inc.	71,770	890,666
Weis Markets, Inc.	90,211	3,023,873
		8,834,633

	Shares	Value
Food Products—0.7%
Fresh Del Monte Produce, Inc. (a)	113,930	$1,852,502
Lancaster Colony Corp.	13,773	606,976
		2,459,478
Energy—5.2%
Energy Equipment & Services—2.4%
Gulf Island Fabrication, Inc.	60,310	954,707
Lufkin Industries, Inc.	25,786	1,084,301
Matrix Service Co. (a)	80,270	921,500
Patterson-UTI Energy, Inc.	69,790	897,499
Superior Well Services, Inc. (a)	92,633	551,166
T-3 Energy Services, Inc. (a)	51,680	615,509
TGC Industries, Inc. (a)	140,015	681,873
Tidewater, Inc.	42,120	1,805,685
Union Drilling, Inc. (a)	139,266	921,941
		8,434,181
Oil, Gas & Consumable Fuels—2.8%
Berry Petroleum Co., Class A	62,840	1,168,196
Cimarex Energy Co.	34,370	974,046
Forest Oil Corp. (a)	53,130	792,700
Holly Corp.	68,700	1,235,226
Mariner Energy, Inc. (a)	128,790	1,513,282
Nordic American Tanker Shipping	37,301	1,186,918
Stone Energy Corp. (a)	183,977	1,365,109
Swift Energy Co. (a)	87,100	1,450,215
		9,685,692
Financials—30.4%
Capital Markets—1.9%
Federated Investors, Inc., Class B	46,850	1,128,617
Investment Technology Group, Inc. (a)	51,170	1,043,356
Janus Capital Group, Inc.	100,930	1,150,602
Piper Jaffray Companies, Inc. (a)	49,764	2,173,194
Raymond James Financial, Inc.	70,920	1,220,533
		6,716,302
Commercial Banks—7.3%
BancFirst Corp.	46,314	1,601,538
BancTrust Financial Group, Inc.	151,258	453,774
Bryn Mawr Bank Corp.	91,412	1,724,944
Capitol Bancorp Ltd.	92,118	244,113
Chemical Financial Corp.	124,661	2,482,000
Columbia Banking System, Inc.	96,444	986,622
Community Trust Bancorp, Inc.	58,159	1,555,753
First Citizens BancShares, Inc., Class A	18,173	2,428,821
First Financial Corp. Indiana	76,463	2,414,702
First National Bank of Alaska	730	1,175,300
Investors Bancorp, Inc. (a)	159,992	1,465,527
Mass Financial Corp., Class A (a)	154,340	953,821
Merchants Bancshares, Inc.	84,451	1,873,968
Northfield Bancorp, Inc.	115,507	1,342,191
Northrim BanCorp, Inc.	100,400	1,397,568
South Financial Group, Inc.	213,130	253,625

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Sterling Bancorp NY	136,614	$1,140,727
Taylor Capital Group, Inc. (a)	91,909	629,577
West Coast Bancorp	130,100	265,404
Whitney Holding Corp.	111,030	1,017,035
		25,407,010
Consumer Finance—0.7%
Cash America International, Inc.	102,520	2,397,943
Diversified Financial Services—0.7%
Medallion Financial Corp.	204,088	1,561,273
Pico Holdings, Inc. (a)	36,700	1,053,290
		2,614,563
Insurance—6.9%
Baldwin & Lyons, Inc., Class B	82,490	1,625,053
CNA Surety Corp. (a)	141,961	1,915,054
EMC Insurance Group, Inc.	90,485	1,882,993
FBL Financial Group, Inc. Class A	132,845	1,097,300
First Mercury Financial Corp.	91,634	1,261,800
Harleysville Group, Inc.	47,421	1,338,221
Horace Mann Educators Corp.	181,566	1,810,213
National Western Life Insurance Co., Class A	9,256	1,080,638
Navigators Group, Inc. (a)	42,860	1,904,270
RLI Corp.	36,767	1,647,161
Safety Insurance Group, Inc.	65,880	2,013,293
Selective Insurance Group, Inc.	84,912	1,084,326
Stewart Information Services Corp.	93,910	1,338,217
United America Indemnity Ltd., Class A (a)	555,856	2,662,550
United Fire & Casualty Co.	69,704	1,195,424
		23,856,513
Real Estate Investment Trusts (REITs)—7.0%
DCT Industrial Trust, Inc.	333,458	1,360,509
DiamondRock Hospitality Co.	319,550	2,000,383
Duke Realty Corp.	108,520	951,720
DuPont Fabros Technology, Inc.	102,462	965,192
Franklin Street Properties Corp.	181,742	2,408,081
Getty Realty Corp.	61,593	1,162,260
LaSalle Hotel Properties	112,110	1,383,437
Mack-Cali Realty Corp.	35,090	800,052
National Health Investors, Inc.	79,580	2,125,582
National Retail Properties, Inc.	134,830	2,339,300
Potlatch Corp.	102,340	2,485,839
Sun Communities, Inc.	92,252	1,271,233
Sunstone Hotel Investors, Inc.	226,505	1,211,802
Universal Health Realty Income Trust	66,907	2,108,909
Urstadt Biddle Properties, Inc., Class A	124,508	1,753,073
		24,327,372
Real Estate Management & Development—0.4%
Avatar Holdings, Inc. (a)	40,370	733,523
Maui Land & Pineapple Co., Inc. (a)	66,965	516,300
		1,249,823

	Shares	Value
Thrifts & Mortgage Finance—5.5%
Bank Mutual Corp.	221,454	$1,931,079
BankFinancial Corp.	160,897	1,425,547
Beneficial Mutual Bancorp, Inc. (a)	187,043	1,795,613
Brookline Bancorp, Inc.	249,850	2,328,602
Clifton Savings Bancorp, Inc.	151,725	1,632,561
ESSA Bancorp, Inc.	100,976	1,380,342
Home Federal Bancorp, Inc.	198,994	2,027,749
TrustCo Bank Corp. NY	198,036	1,170,393
United Financial Bancorp, Inc.	120,041	1,658,966
Washington Federal, Inc.	142,150	1,847,950
Westfield Financial, Inc.	224,562	2,034,532
		19,233,334
Health Care—4.7%
Health Care Equipment & Supplies—0.4%
Analogic Corp.	22,280	823,246
Young Innovations, Inc.	30,555	665,793
		1,489,039
Health Care Providers & Services—3.7%
Allion Healthcare, Inc. (a)	33,228	197,707
AmSurg Corp. (a)	50,191	1,076,095
Cross Country Healthcare, Inc. (a)	115,809	795,608
Healthspring, Inc. (a)	142,532	1,547,898
Kindred Healthcare, Inc. (a)	116,870	1,445,682
Magellan Health Services, Inc. (a)	37,700	1,237,314
Medcath Corp. (a)	46,782	550,156
Mednax, Inc. (a)	2,642	111,307
NovaMed, Inc. (a)	277,836	1,097,452
Owens & Minor, Inc.	24,561	1,076,263
Res-Care, Inc. (a)	156,105	2,232,302
Triple-S Management Corp., Class B (a)	46,649	727,258
U.S. Physical Therapy, Inc. (a)	60,755	896,136
		12,991,178
Life Sciences Tools & Services—0.6%
PAREXEL International Corp. (a)	48,200	693,116
Varian, Inc. (a)	29,810	1,175,408
		1,868,524
Industrials—17.0%
Aerospace & Defense—1.4%
AAR Corp. (a)	64,900	1,041,645
Ceradyne, Inc. (a)	65,423	1,155,370
Esterline Technologies Corp. (a)	42,170	1,141,542
Ladish Co., Inc. (a)	113,630	1,473,781
		4,812,338
Air Freight & Logistics—0.2%
Pacer International, Inc.	273,838	610,659
Airlines—0.4%
Skywest, Inc.	136,490	1,392,198

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Building Products—1.8%
Ameron International Corp.	24,088	$1,614,860
Builders FirstSource, Inc. (a)	243,369	1,012,415
Lennox International, Inc.	57,100	1,833,481
NCI Building Systems, Inc. (a)	140,060	369,758
Universal Forest Products, Inc.	38,470	1,272,972
		6,103,486
Commercial Services & Supplies—1.7%
ABM Industries, Inc.	67,130	1,213,039
ATC Technology Corp. (a)	67,300	975,850
Comfort Systems USA, Inc.	104,543	1,071,566
Consolidated Graphics, Inc. (a)	63,450	1,105,299
Ennis, Inc.	4,169	51,946
United Stationers, Inc. (a)	45,970	1,603,433
		6,021,133
Construction & Engineering—2.2%
Dycom Industries, Inc. (a)	139,730	1,546,811
EMCOR Group, Inc. (a)	108,560	2,184,227
KBR, Inc.	97,960	1,806,382
KHD Humboldt Wedag International Ltd. (a)	97,302	811,499
Layne Christensen Co. (a)	53,710	1,098,370
Sterling Construction Co., Inc. (a)	14,514	221,484
		7,668,773
Electrical Equipment—1.9%
A.O. Smith Corp.	46,250	1,506,362
Acuity Brands, Inc.	42,340	1,187,637
Belden, Inc.	77,180	1,288,906
GrafTech International Ltd. (a)	219,260	2,479,831
		6,462,736
Machinery—2.6%
Astec Industries, Inc. (a)	41,547	1,233,531
CIRCOR International, Inc.	48,370	1,142,016
EnPro Industries, Inc. (a)	82,562	1,486,942
FreightCar America, Inc.	61,878	1,040,169
Harsco Corp.	35,194	995,990
Kadant, Inc. (a)	90,208	1,018,448
LB Foster Co., Class A (a)	29,274	880,269
Robbins & Myers, Inc.	63,280	1,218,140
		9,015,505
Professional Services—1.7%
CDI Corp.	99,819	1,112,982
Kforce, Inc. (a)	94,364	780,390
Korn/Ferry International (a)	103,210	1,098,154
LECG Corp. (a)	186,115	606,735
MPS Group, Inc. (a)	318,484	2,433,218
		6,031,479
Road & Rail—2.3%
Arkansas Best Corp.	43,810	1,154,393
Genesee & Wyoming, Inc., Class A (a)	41,217	1,092,663
Heartland Express, Inc.	89,380	1,315,674
Ryder System, Inc.	39,110	1,091,951
Werner Enterprises, Inc.	183,260	3,320,671
		7,975,352

	Shares	Value
Trading Companies & Distributors—0.8%
Kaman Corp.	85,856	$1,433,795
Watsco, Inc.	28,797	1,409,037
		2,842,832
Information Technology—14.9%
Communications Equipment—3.6%
ADC Telecommunications, Inc. (a)	140,670	1,119,733
Airvana, Inc. (a)	54,184	345,152
Anaren, Inc. (a)	97,041	1,715,685
Avocent Corp. (a)	76,990	1,074,780
Bel Fuse, Inc., Class B	39,919	640,301
Black Box Corp.	58,508	1,958,263
Comtech Telecommunications Corp. (a)	15,537	495,320
Plantronics, Inc.	75,480	1,427,327
Symmetricom, Inc. (a)	190,800	1,100,916
Tekelec (a)	71,740	1,207,384
Tellabs, Inc. (a)	273,130	1,565,035
		12,649,896
Computers & Peripherals—0.9%
Adaptec, Inc. (a)	156,587	414,955
Electronics for Imaging, Inc. (a)	120,060	1,279,840
QLogic Corp. (a)	106,000	1,344,080
		3,038,875
Electronic Equipment, Instruments & Components—4.0%
Anixter International, Inc. (a)	53,990	2,029,484
Benchmark Electronics, Inc. (a)	173,105	2,492,712
Brightpoint, Inc. (a)	272,414	1,708,036
CPI International, Inc. (a)	112,031	973,549
CTS Corp.	135,782	889,372
Electro Scientific Industries, Inc. (a)	109,700	1,226,446
Littelfuse, Inc. (a)	56,730	1,132,331
Methode Electronics, Inc.	34,615	242,997
MTS Systems Corp.	61,887	1,277,966
NAM TAI Electronics, Inc.	254,453	1,083,970
Plexus Corp. (a)	32,484	664,623
		13,721,486
Internet Software & Services—0.2%
InfoSpace, Inc. (a)	126,870	841,148
IT Services—1.6%
Acxiom Corp.	98,940	873,640
CACI International, Inc., Class A (a)	40,303	1,721,341
CSG Systems International, Inc. (a)	87,355	1,156,580
MAXIMUS, Inc.	45,290	1,868,213
		5,619,774
Semiconductors & Semiconductor Equipment—3.0%
Actel Corp. (a)	83,640	897,457
ATMI, Inc. (a)	48,730	756,777
Cirrus Logic, Inc. (a)	223,900	1,007,550
Fairchild Semiconductor International, Inc. (a)	238,730	1,668,723

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Kulicke & Soffa Industries, Inc. (a)	283,380	$971,993
MKS Instruments, Inc. (a)	73,542	970,019
OmniVision Technologies, Inc. (a)	135,135	1,404,053
Verigy Ltd. (a)	137,058	1,667,996
Zoran Corp. (a)	113,907	1,241,586
		10,586,154
Software—1.6%
Jack Henry & Associates, Inc.	44,700	927,525
Mentor Graphics Corp. (a)	207,630	1,135,736
MSC.Software Corp. (a)	191,102	1,272,740
Parametric Technology Corp. (a)	98,270	1,148,776
Progress Software Corp. (a)	45,570	964,717
		5,449,494
Materials—7.0%
Chemicals—2.0%
Cytec Industries, Inc.	79,803	1,485,932
H.B. Fuller Co.	153,130	2,874,250
OM Group, Inc. (a)	84,530	2,453,060
		6,813,242
Construction Materials—0.3%
Eagle Materials, Inc.	44,731	1,129,010
Containers & Packaging—1.7%
Greif, Inc., Class A	30,719	1,358,394
Greif, Inc., Class B	77,712	3,127,908
Packaging Corp. of America	87,838	1,422,976
		5,909,278
Metals & Mining—2.2%
Carpenter Technology Corp.	57,740	1,201,569
Harry Winston Diamond Corp.	263,643	1,571,312
Haynes International, Inc. (a)	58,407	1,384,246
Olympic Steel, Inc.	69,835	1,708,863
RTI International Metals, Inc. (a)	99,940	1,765,940
		7,631,930
Paper & Forest Products—0.8%
Clearwater Paper Corp. (a)	117,485	2,971,196
Telecommunication Services—1.0%
Diversified Telecommunication Services—0.4%
Warwick Valley Telephone Co.	106,739	1,227,498
Wireless Telecommunication Services—0.6%
Syniverse Holdings, Inc. (a)	132,885	2,130,147
Utilities—5.5%
Electric Utilities—2.9%
ALLETE, Inc.	68,830	1,978,862
El Paso Electric Co. (a)	113,321	1,581,961
Great Plains Energy, Inc.	77,490	1,204,970
Hawaiian Electric Industries, Inc.	51,430	980,256
Maine & Maritimes Corp.	22,445	779,964
MGE Energy, Inc.	65,233	2,188,567
UIL Holdings Corp.	69,104	1,551,385
		10,265,965

	Shares	Value
Independent Power Producers & Energy Traders—0.7%
Black Hills Corp.	109,980	$2,528,440
Multi-Utilities—1.9%
Avista Corp.	140,930	2,509,963
CH Energy Group, Inc.	39,675	1,852,823
NorthWestern Corp.	93,480	2,127,605
		6,490,391
Total Common Stocks (cost of $436,871,143)		346,238,487
	Par
SHORT-TERM OBLIGATION—0.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09, at 0.000001%, collateralized by a U.S. Treasury obligation maturing 02/12/15, market value $2,318,775 (repurchase proceeds $2,269,000)	$2,269,000	2,269,000
Total Short-Term Obligation (cost of $2,269,000)		2,269,000
Total Investments—100.3% (cost of $439,140,143) (b)		348,507,487
Other Assets & Liabilities, Net—(0.3)%		(893,558)
Net Assets—100.0%		$347,613,929

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $439,140,143.

The following table summarizes the inputs used, as of June 30, 2009 in valuing the Fund's assets:

See Accompanying Notes to Financial Statements.

7

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Auto Components	$816,126	$—	$—	$816,126
Diversified Consumer Services	2,556,833	—	—	2,556,833
Hotels, Restaurants & Leisure	7,147,828	—	—	7,147,828
Household Durables	5,641,963	—	—	5,641,963
Leisure Equipment & Products	2,320,491	—	—	2,320,491
Specialty Retail	14,540,913	—	—	14,540,913
Textiles, Apparel & Luxury Goods	3,708,333	—	—	3,708,333
	36,732,487	—	—	36,732,487
Consumer Staples
Food & Staples Retailing	8,834,633	—	—	8,834,633
Food Products	2,459,478	—	—	2,459,478
	11,294,111	—	—	11,294,111
Energy
Energy Equipment & Services	8,434,181	—	—	8,434,181
Oil, Gas & Consumable Fuels	9,685,692	—	—	9,685,692
	18,119,873	—	—	18,119,873
Financials
Capital Markets	6,716,302	—	—	6,716,302
Commercial Banks	25,407,010	—	—	25,407,010
Consumer Finance	2,397,943	—	—	2,397,943
Diversified Financial Services	2,614,563	—	—	2,614,563
Insurance	23,856,513	—	—	23,856,513
Real Estate Investment Trusts (REITs)	24,327,372	—	—	24,327,372
Real Estate Management & Development	1,249,823	—	—	1,249,823
Thrifts & Mortgage Finance	19,233,334	—	—	19,233,334
	105,802,860	—	—	105,802,860
Health Care
Health Care Equipment & Supplies	1,489,039	—	—	1,489,039
Health Care Providers & Services	12,991,178	—	—	12,991,178
Life Sciences Tools & Services	1,868,524	—	—	1,868,524
	16,348,741	—	—	16,348,741
Industrials
Aerospace & Defense	4,812,338	—	—	4,812,338
Air Freight & Logistics	610,659	—	—	610,659
Airlines	1,392,198	—	—	1,392,198
Building Products	6,103,486	—	—	6,103,486
Commercial Services & Supplies	6,021,133	—	—	6,021,133
Construction & Engineering	7,668,773	—	—	7,668,773
Electrical Equipment	6,462,736	—	—	6,462,736

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Machinery	$9,015,505	$—	$—	$9,015,505
Professional Services	6,031,479	—	—	6,031,479
Road & Rail	7,975,352	—	—	7,975,352
Trading Companies & Distributors	2,842,832	—	—	2,842,832
	58,936,491	—	—	58,936,491
Information Technology
Communications Equipment	12,649,896	—	—	12,649,896
Computers & Peripherals	3,038,875	—	—	3,038,875
Electronic Equipment, Instruments & Components	13,721,486	—	—	13,721,486
Internet Software & Services	841,148	—	—	841,148
IT Services	5,619,774	—	—	5,619,774
Semiconductors & Semiconductor Equipment	10,586,154	—	—	10,586,154
Software	5,449,494	—	—	5,449,494
	51,906,827	—	—	51,906,827
Materials
Chemicals	6,813,242	—	—	6,813,242
Construction Materials	1,129,010	—	—	1,129,010
Containers & Packaging	5,909,278	—	—	5,909,278
Metals & Mining	7,631,930	—	—	7,631,930
Paper & Forest Products	2,971,196	—	—	2,971,196
	24,454,656	—	—	24,454,656
Telecommunication Services
Diversified Telecommunication Services	1,227,498	—	—	1,227,498
Wireless Telecommunication Services	2,130,147	—	—	2,130,147
	3,357,645	—	—	3,357,645
Utilities
Electric Utilities	10,265,965	—	—	10,265,965
Independent Power Producers & Energy Traders	2,528,440	—	—	2,528,440
Multi-Utilities	6,490,391	—	—	6,490,391
	19,284,796	—	—	19,284,796
Total Common Stocks	346,238,487	—	—	346,238,487
SHORT-TERM OBLIGATION
Repurchase Agreement	—	2,269,000	—	2,269,000
Total Short-Term Obligation	—	2,269,000	—	2,269,000
Total Investments	346,238,487	2,269,000	—	348,507,487
Total	$346,238,487	$2,269,000	$—	$348,507,487

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

8

Investment Portfolio (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

At June 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	30.4
Industrials	17.0
Information Technology	14.9
Consumer Discretionary	10.6
Materials	7.0
Utilities	5.5
Energy	5.2
Health Care	4.7
Consumer Staples	3.3
Telecommunication Services	1.0
99.6
Short-Term Obligation	0.7
Other Assets & Liabilities, Net	(0.3)
100.0

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities

Columbia Small Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$439,140,143
Investments, at value	$348,507,487
Cash	373
Receivable for:
Investments sold	1,636,307
Fund shares sold	289,509
Dividends	399,319
Expense reimbursement due from investment advisor	20,829
Trustees' deferred compensation plan	24,130
Prepaid expenses	8,804
Total Assets	350,886,758
Liabilities
Payable for:
Investments purchased	2,815,415
Fund shares repurchased	56,124
Investment advisory fee	229,683
Transfer agent fee	31
Trustees' fees	17
Pricing and bookkeeping fees	10,402
Custody fee	4,827
Distribution fees — Class B	67,086
Chief compliance officer expenses	201
Reports to shareholders	41,143
Trustees' deferred compensation plan	24,130
Other liabilities	23,770
Total Liabilities	3,272,829
Net Assets	$347,613,929
Net Assets Consist of
Paid-in capital	$465,761,695
Undistributed net investment income	5,089,581
Accumulated net realized loss	(32,604,691)
Net unrealized depreciation on investments	(90,632,656)
Net Assets	$347,613,929
Class A
Net assets	$19,624,071
Shares outstanding	1,715,395
Net asset value per share	$11.44
Class B
Net assets	$327,989,858
Shares outstanding	28,800,186
Net asset value per share	$11.39

See Accompanying Notes to Financial Statements.

10

Statement of Operations

Columbia Small Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Dividends	$3,302,581
Interest	623
Foreign taxes withheld	(942)
Total Investment Income	3,302,262
Expenses
Investment advisory fee	1,241,019
Distribution fees — Class B	366,469
Transfer agent fee	263
Pricing and bookkeeping fees	46,460
Trustees' fees	14,199
Custody fee	44,717
Audit fee	16,167
Legal fees	8,823
Reports to shareholders	67,423
Chief compliance officer expenses	349
Other expenses	13,922
Total Expenses	1,819,811
Fees waived by distibutor — Class B	(125,165)
Custody earnings credit	— *
Net Expenses	1,694,646
Net Investment Income	1,607,616
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	(24,980,117)
Foreign currency transactions	1,204
Net realized loss	(24,978,913)
Net change in unrealized appreciation (depreciation) on investments	27,273,181
Net Gain	2,294,268
Net Increase Resulting from Operations	$3,901,884

*  Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets

Columbia Small Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income	$1,607,616	$3,544,295
Net realized loss on investments and foreign currency transactions	(24,978,913)	(7,504,997)
Net change in unrealized appreciation (depreciation) on investments	27,273,181	(125,580,154)
Net increase (decrease) resulting from operations	3,901,884	(129,540,856)
Distributions to Shareholders
From net investment income:
Class A	—	(178,440)
Class B	—	(1,871,619)
From net realized gains:
Class A	—	(3,051,415)
Class B	—	(50,276,086)
Total distributions to shareholders	—	(55,377,560)
Net Capital Stock Transactions	10,295,692	40,168,870
Total increase (decrease) in net assets	14,197,576	(144,749,546)
Net Assets
Beginning of period	333,416,353	478,165,899
End of period	$347,613,929	$333,416,353
Undistributed net investment income at end of period	$5,089,581	$3,481,965
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	145,629	$1,552,644	1,187,524	$19,972,992
Distributions reinvested	—	—	224,764	3,229,855
Redemptions	(135,706)	(1,398,451)	(292,979)	(4,369,746)
Net increase	9,923	154,193	1,119,309	18,833,101
Class B
Subscriptions	2,877,076	28,905,595	3,651,497	52,331,932
Distributions reinvested	—	—	3,639,058	52,147,705
Redemptions	(1,850,600)	(18,764,096)	(5,482,431)	(83,143,868)
Net increase	1,026,476	10,141,499	1,808,124	21,335,769

See Accompanying Notes to Financial Statements.

12

Financial Highlights

Columbia Small Cap Value Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008		2007		2006(a)		2005		2004
Net Asset Value, Beginning of Period	$11.35		$18.08		$20.67		$17.86		$16.94		$14.23
Income from Investment Operations:
Net investment income (b)	0.06		0.17		0.13		0.11		0.12		0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.03		(4.79)		(0.38)		3.33		0.83		3.13
Total from investment operations	0.09		(4.62)		(0.25)		3.44		0.95		3.22
Less Distributions to Shareholders:
From net investment income	—		(0.12)		(0.10)		(0.10)		—		(0.07)
From net realized gains	—		(1.99)		(2.24)		(0.53)		(0.03)		(0.44)
Total distributions to shareholders	—		(2.11)		(2.34)		(0.63)		(0.03)		(0.51)
Net Asset Value, End of Period	$11.44		$11.35		$18.08		$20.67		$17.86		$16.94
Total return (c)(d)	0.79	%(e)	(28.02)%		(2.36)%		19.57%		5.64	%(f)(g)	22.70%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.94	%(i)	0.89%		0.89%		0.91%		0.90%		0.97%
Interest expense	—		—	%(j)	—	%(j)	—	%(j)	—		—
Net expenses (h)	0.94	%(i)	0.89%		0.89%		0.91%		0.90%		0.97%
Waiver/Reimbursement	—		—		—		—		—	%(j)	—
Net investment income (h)	1.19	%(i)	1.16%		0.63%		0.57%		0.67%		0.57%
Portfolio turnover rate	25	%(e)	48%		51%		35%		38%		30%
Net assets, end of period (000s)	$19,624		$19,357		$10,598		$13,668		$13,711		$14,557

(a)  On May 1, 2006, Colonial Small Cap Value Fund, Variable Series was renamed Columbia Small Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights

Columbia Small Cap Value Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008		2007		2006(a)		2005		2004
Net Asset Value, Beginning of Period	$11.31		$18.01		$20.61		$17.81		$16.92		$14.22
Income from Investment Operations:
Net investment income (b)	0.05		0.13		0.09		0.07		0.08		0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.03		(4.77)		(0.39)		3.33		0.84		3.12
Total from investment operations	0.08		(4.64)		(0.30)		3.40		0.92		3.19
Less Distributions to Shareholders:
From net investment income	—		(0.07)		(0.06)		(0.07)		—		(0.05)
From net realized gains	—		(1.99)		(2.24)		(0.53)		(0.03)		(0.44)
Total distributions to shareholders	—		(2.06)		(2.30)		(0.60)		(0.03)		(0.49)
Net Asset Value, End of Period	$11.39		$11.31		$18.01		$20.61		$17.81		$16.92
Total return (c)(d)(e)	0.71	%(f)	(28.15)%		(2.58)%		19.36%		5.47	%(g)	22.51%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.10	%(i)	1.10%		1.10%		1.10%		1.10%		1.10%
Interest expense	—		—	%(j)	—	%(j)	—	%(j)	—		—
Net expenses (h)	1.10	%(i)	1.10%		1.10%		1.10%		1.10%		1.10%
Waiver/Reimbursement	0.09	%(i)	0.04%		0.04%		0.06%		0.05%		0.12%
Net investment income (h)	1.03	%(i)	0.83%		0.44%		0.38%		0.47%		0.43%
Portfolio turnover rate	25	%(f)	48%		51%		35%		38%		30%
Net assets, end of period (000s)	$327,990		$314,060		$467,568		$426,877		$399,540		$264,487

(a)  On May 1, 2006, Colonial Small Cap Value Fund, Variable Series was renamed Columbia Small Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements

Columbia Small Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase

15

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income taxes.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$5,607,905
Long-Term Capital Gains	49,769,655

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$27,579,985
Unrealized depreciation	(118,212,641)
Net unrealized depreciation	$(90,632,656)

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of

16

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.80%
$500 million to $1 billion	0.75%
Over $1 billion	0.70%

For the six month period ended June 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.80% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.95% of the Fund's average daily net assets on an annualized basis. In addition, the Distributor has voluntarily

17

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

agreed to reimburse the Class B distribution fee in excess of 0.15% when the total annual fund operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 1.10% of the average daily net assets attributable to Class B shares. Columbia or the Distributor, in their discretion, may revise or discontinue these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other Related Party Transactions—In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. The total brokerage commissions paid to affiliated brokers for the six month period ended June 30, 2009 was $1,550.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $88,545,664 and $79,226,578, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under this arrangement.

Note 8. Shares of Beneficial Interest

As of June 30, 2009, the Fund had three shareholders that collectively held 89.9% of the Fund's shares outstanding.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution

18

Notes to Financial Statements (continued)

Columbia Small Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

19

Important Information About This Report

A description of the policies and procedures that Columbia Small Cap Value Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

SHC-44/19716-0609 (08/09) 09/85352

Columbia Strategic Income Fund,
Variable Series

Columbia Funds Variable Insurance Trust

2009 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Strategic Income Fund, Variable Series / June 30, 2009

Columbia Strategic Income Fund, Variable Series seeks total return, consisting of current income and capital appreciation.

Laura A. Ostrander has managed or co-managed the fund since September 2000. Kevin L. Cronk has co-managed the fund since May 2005.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares significantly outperformed its benchmark, the Barclays Capital U.S. Government/Credit Bond Index.1 The fund's return was also higher than the average return of its peer group, the Lipper VUF General Bond Funds Classification.2 Allocations to high-yield corporate bonds, emerging market debt and developed market non-U.S. dollar denominated bonds helped relative performance. Effective June 19, 2009, a new blended benchmark was introduced for the fund. It consists of 35% Barclays Capital Aggregate Bond Index, 35% JPMorgan Global High Yield Index, 15% Citigroup Non-U.S. World Government Bond Index — Unhedged and 15% JPMorgan Emerging Markets Bond Index — Global Diversified (the "JPMorgan EMBI Global Diversified Index").3 The fund's primary benchmark remains the Barclays Capital U.S. Government/Credit Bond Index.

•  During the first half of 2009, higher-risk assets, including high-yield and emerging market bonds, posted sharp gains, as the credit markets re-opened, the economy stabilized and investors moved out of U.S. Treasurys. High-yield global bonds returned roughly 30%, while emerging market bonds were up nearly 16%. Returns on non-U.S. developed market debt were slightly negative, but non-U.S. dollar denominated issues were positive as most foreign currencies — with the exception of the Japanese yen — strengthened against the U.S. dollar. U.S. Treasurys declined, with the 10-year bond returning negative 8.75%.

•  An early bias toward higher quality issues, the subsequent addition of credit risk, and currency exposure combined to help performance. At the start of the year, the fund had nearly 60% of its assets in U.S. government bonds, developed market foreign debt and cash, all of which led the market's returns. However, we subsequently took profits in interest-rate sensitive government bonds and added to investments in credit-sensitive sectors, including high-yield and emerging market debt. High-yield bonds climbed to 33.5% of assets, and emerging market debt reached 16%. Although the fund lost some ground within the sector from its underweight in lower-quality issues, which posted the sharpest rebounds, the fund's high-yield exposure made a considerable contribution to its strong returns. We also added a small (4%) position in investment-grade corporate bonds, whose prices seemed attractive relative to both U.S. Treasurys and high-yield bonds. In the emerging market debt sector, we increased exposure to riskier assets, including issues from Venezuela and Indonesia.

•  Going forward, we plan to add cautiously to high-yield and emerging market debt. The yield difference between higher and lower quality issues has narrowed significantly, suggesting that an economic recovery is already underway. In this environment, we believe that prices on lower quality issues may have gotten ahead of themselves, as a sustainable economic recovery is unlikely until the banks finish cleaning up their balance sheets and increase their lending and until consumers reduce their debt exposure and start spending again.

Past performance is no guarantee of future results.

Strategic investing offers attractive income and total return opportunities, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates, the financial strength of issuers of lower-rated bonds, foreign, political and economic developments, and changes in currency exchange rates.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Investing in high-yield securities or "junk" bonds offers the potential for higher income than investments in investment-grade bonds, but also involves a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high yield bond issuer's ability to make timely principal and interest payments. High-yield bonds issued by foreign entities have greater potential risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Barclays Capital U.S. Government/Credit Bond Index tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least one year.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

3  The blended benchmark, which is a weighted custom composite, established by the Fund's Advisor, consists of the Barclays Capital Aggregate Bond Index, the JPMorgan Global High Yield Index, the Citigroup Non-U.S. World Government Bond Index — Unhedged and the JPMorgan EMBI Global Diversified Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues. The Citigroup Non-U.S. World Government Bond Index — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer, with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities. The JPMorgan Emerging Markets Bond Index — Global Diversified ("JPMorgan EMBI Global Diversified Index") Index is a uniquely weighted index that tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign entities including Brady bonds, Eurobonds and quasi-sovereign entities, while limiting exposure to any one country. Indices are not available for investment, do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Performance Information

Columbia Strategic Income Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (07/05/94)	9.49	0.41	5.11	5.67
Class B (06/01/00)	9.40	0.21	4.91	5.48
Barclays Capital U.S. Government/Credit Bond Index	0.55	5.26	4.80	5.95
Blended Benchmark[1]	12.87	2.24	5.58	6.59

Inception date of share class is in parentheses.

1A custom composite, established by the Advisor, consisting of a 35% weighting of the Barclays Capital Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index – Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

Net asset value per share ($)	12/31/08	06/30/09
Class A	8.01	8.77
Class B	7.98	8.73

Annual operating expense ratio (%)*

Class A	0.84
Class B	1.09

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to June 1, 2000, the date on which Class B shares were first offered by the Fund. The returns shown for Class B shares have not been restated to reflect any differences in expenses, such as distribution and service (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns for Class B shares shown for the periods prior to June 1, 2000 would be lower.

2

Understanding Your Expenses

Columbia Strategic Income Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,094.91	1,021.57	3.38	3.26	0.65
Class B	1,000.00	1,000.00	1,094.02	1,020.33	4.67	4.51	0.90

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)		Value
GOVERNMENT & AGENCY OBLIGATIONS—45.4%
Foreign Government Obligations—28.7%
Aries Vermoegensverwaltungs GmbH 7.750% 10/25/09	EUR	250,000	$357,288
Banco Nacional de Desenvolvimento Economico e Social 6.369% 06/16/18 (b)		150,000	147,375
European Investment Bank 0.273% 09/21/11 (c)	JPY	87,000,000	888,956
1.250% 09/20/12	JPY	30,000,000	313,965
1.400% 06/20/17	JPY	52,700,000	539,131
5.500% 12/07/11	GBP	210,000	370,888
Federal Republic of Germany 5.000% 07/04/12	EUR	360,000	549,443
6.000% 06/20/16	EUR	330,000	544,089
Federative Republic of Brazil 7.375% 02/03/15	EUR	260,000	407,233
8.750% 02/04/25		365,000	448,950
11.000% 08/17/40		410,000	533,410
12.500% 01/05/22	BRL	250,000	141,618
Government of Canada 4.000% 06/01/16	CAD	165,000	151,548
8.000% 06/01/23	CAD	170,000	212,755
10.250% 03/15/14	CAD	70,000	80,881
Government of Japan 1.400% 12/20/18	JPY	40,000,000	419,989
Instituto de Credito Oficial 0.800% 09/28/09	JPY	45,000,000	467,330
International Finance Corp. 7.500% 02/28/13	AUD	390,000	332,082
Japan Finance Organization for Municipal Enterprises 1.900% 06/22/18	JPY	50,000,000	542,051
Kingdom of Belgium 3.250% 09/28/16	EUR	200,000	274,944
Kingdom of Norway 4.250% 05/19/17	NOK	3,670,000	584,217
6.000% 05/16/11	NOK	2,770,000	462,526
Kingdom of Spain 3.800% 01/31/17	EUR	245,000	345,860
New South Wales Treasury Corp. 6.000% 04/01/19	AUD	270,000	212,027
Pemex Project Funding Master Trust 1.929% 06/15/10 (c)		200,000	197,000
5.750% 03/01/18		230,000	211,600
Province of British Columbia 5.700% 06/18/29	CAD	100,000	94,561
9.500% 01/09/12	CAD	145,000	148,007
Republic of Argentina 8.280% 12/31/33 (d)		125,318	65,792
Republic of Colombia 7.375% 03/18/19		130,000	138,775
8.125% 05/21/24		245,000	267,050
9.750% 04/09/11		228,701	244,710

	Par (a)		Value
Republic of Finland 4.250% 07/04/15	EUR	120,000	$178,745
Republic of France 4.000% 04/25/13	EUR	295,000	438,104
4.750% 10/25/12	EUR	275,000	417,499
5.500% 04/25/29	EUR	250,000	403,196
Republic of Hungary 4.750% 02/03/15		80,000	70,400
Republic of Indonesia 10.375% 05/04/14 (b)		100,000	114,000
Republic of Italy 5.250% 08/01/17	EUR	400,000	613,460
Republic of Panama 8.875% 09/30/27		575,000	694,313
Republic of Peru 7.350% 07/21/25		100,000	107,000
8.375% 05/03/16		450,000	518,625
Republic of Philippines 8.875% 03/17/15		400,000	456,000
Republic of Poland 5.625% 06/20/18	EUR	150,000	205,617
6.250% 10/24/15	PLN	1,850,000	590,015
Republic of South Africa 6.500% 06/02/14		150,000	157,125
13.000% 08/31/09	ZAR	535,000	69,932
13.000% 08/31/10	ZAR	125,000	17,223
13.000% 08/31/10	ZAR	535,000	73,682
13.000% 08/31/11	ZAR	535,000	77,373
Republic of Turkey 7.000% 09/26/16		280,000	286,300
7.375% 02/05/25		280,000	282,800
Republic of Uruguay PIK, 7.875% 01/15/33		300,000	291,000
Republic of Venezuela 9.250% 09/15/27		760,000	516,800
Russian Federation 7.500% 03/31/30		907,200	893,138
12.750% 06/24/28		250,000	360,000
United Kingdom Treasury 5.000% 03/07/25	GBP	235,000	420,904
9.000% 07/12/11	GBP	55,000	103,818
United Mexican States 6.050% 01/11/40		240,000	218,040
11.375% 09/15/16		370,000	495,800
			19,766,960
U.S. Government Obligations—16.7%
U.S. Treasury Bonds 7.500% 11/15/24 (e)		1,310,000	1,801,454
8.750% 05/15/17 (e)		3,100,000	4,245,063
12.500% 08/15/14		2,655,000	2,693,580
U.S. Treasury Notes 5.000% 02/15/11		2,565,000	2,735,331
			11,475,428
Total Government & Agency Obligations (cost of $29,511,759)			31,242,388

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)		Value
CORPORATE FIXED-INCOME BONDS & NOTES—41.4%
Basic Materials—3.8%
Chemicals—0.8%
Agricultural Chemicals—0.1%
Terra Capital, Inc. 7.000% 02/01/17		70,000	$63,963
Chemicals – Diversified—0.6%
Huntsman International LLC 6.875% 11/15/13 (b)	EUR	90,000	92,167
7.875% 11/15/14		75,000	59,438
Ineos Group Holdings PLC 8.500% 02/15/16 (b)		180,000	55,800
INVISTA 9.250% 05/01/12 (b)		135,000	127,237
NOVA Chemicals Corp. 6.500% 01/15/12		100,000	94,000
			428,642
Chemicals – Specialty—0.1%
Chemtura Corp. 6.875% 06/01/16 (f)		90,000	65,250
Forest Products & Paper—0.7%
Paper & Related Products—0.7%
Cascades, Inc. 7.250% 02/15/13		75,000	65,438
Clearwater Paper Corp. 10.625% 06/15/16 (b)		30,000	30,600
Domtar Corp. 7.125% 08/15/15		110,000	91,850
Georgia-Pacific Corp. 8.000% 01/15/24		205,000	174,250
NewPage Corp. 10.000% 05/01/12		65,000	31,200
Westvaco Corp. 8.200% 01/15/30		80,000	70,672
			464,010
Iron/Steel—0.6%
Steel – Producers—0.6%
ArcelorMittal 9.850% 06/01/19		60,000	64,753
Russel Metals, Inc. 6.375% 03/01/14		65,000	52,731
Steel Dynamics, Inc. 8.250% 04/15/16 (b)		180,000	169,650
United States Steel Corp. 7.000% 02/01/18		160,000	138,998
			426,132
Metals & Mining—1.7%
Diversified Minerals—0.5%
FMG Finance Ltd. 10.625% 09/01/16 (b)		155,000	148,800
Teck Resources Ltd. 10.750% 05/15/19 (b)		170,000	182,750
			331,550

	Par (a)	Value
Metal – Diversified—0.5%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 04/01/17	325,000	$327,437
Mining Services—0.1%
Noranda Aluminium Holding Corp. PIK, 7.163% 11/15/14 (c)	151,593	54,892
Non-Ferrous Metals—0.6%
Codelco, Inc. 7.500% 01/15/19 (b)	380,000	439,699
Communications—7.8%
Advertising—0.1%
Advertising Agencies—0.1%
Interpublic Group of Companies, Inc. 6.250% 11/15/14	25,000	21,875
10.000% 07/15/17 (b)	30,000	30,225
		52,100
Media—1.9%
Broadcast Services/Programs—0.1%
XM Satellite Radio, Inc. 11.250% 06/15/13 (b)	35,000	34,738
Cable TV—1.4%
Cablevision Systems Corp. 8.000% 04/15/12	95,000	94,050
Charter Communications Holdings II LLC 10.250% 09/15/10 (g)	130,000	137,150
Charter Communications Operating LLC/Charter Communications Operating Capital 10.375% 04/30/14 (b)(g)	130,000	120,552
Comcast Corp. 6.950% 08/15/37	85,000	88,628
CSC Holdings, Inc. 8.500% 06/15/15 (b)	70,000	68,775
8.625% 02/15/19 (b)	45,000	43,762
DirecTV Holdings LLC 6.375% 06/15/15	190,000	175,750
EchoStar DBS Corp. 6.625% 10/01/14	225,000	207,562
Time Warner Cable, Inc. 7.300% 07/01/38	45,000	46,878
		983,107
Multimedia—0.2%
News America, Inc. 6.400% 12/15/35	20,000	17,505
6.550% 03/15/33	40,000	35,801
Time Warner, Inc. 6.875% 05/01/12	70,000	74,882
		128,188

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)		Value
Publishing – Books—0.2%
TL Acquisitions, Inc. 10.500% 01/15/15 (b)		220,000	$178,200
Radio—0.0%
CMP Susquehanna Corp. 3.826% 05/15/14 (h)		12,000	5,400
Television—0.0%
Local TV Finance LLC PIK, 9.250% 06/15/15 (b)		105,000	17,418
Telecommunication Services—5.8%
Cellular Telecommunications—1.9%
Cricket Communications, Inc. 9.375% 11/01/14		185,000	182,225
Digicel Group Ltd. 8.875% 01/15/15 (b)		240,000	199,200
MetroPCS Wireless, Inc. 9.250% 11/01/14		190,000	188,812
Nextel Communications, Inc. 7.375% 08/01/15		200,000	159,500
Orascom Telecom Finance SCA 7.875% 02/08/14 (b)		100,000	84,500
Verizon Wireless Capital LLC 5.550% 02/01/14 (b)		120,000	127,395
8.500% 11/15/18 (b)		30,000	35,853
Wind Acquisition Finance SA PIK, 8.357% 12/21/11 (c)(i)		335,364	330,678
			1,308,163
Media—0.4%
Nielsen Finance LLC/ Nielsen Finance Co. 11.500% 05/01/16 (b)		65,000	63,213
Quebecor Media, Inc. 7.750% 03/15/16		200,000	181,250
			244,463
Satellite Telecommunications—0.9%
Inmarsat Finance PLC 10.375% 11/15/12		255,000	263,925
Intelsat Jackson Holdings Ltd. 11.250% 06/15/16		370,000	377,400
			641,325
Telecommunication Equipment—0.2%
Lucent Technologies, Inc. 6.450% 03/15/29		300,000	170,250
Telecommunication Services—0.7%
Hellas Telecommunications Luxembourg II 6.881% 01/15/15 (b)(c)		75,000	19,125
Nordic Telephone Co. Holdings ApS 8.250% 05/01/16 (b)	EUR	115,000	157,294
Syniverse Technologies, Inc. 7.750% 08/15/13		95,000	89,300

	Par (a)		Value
Time Warner Telecom Holdings, Inc. 9.250% 02/15/14		85,000	$84,363
West Corp. 11.000% 10/15/16		160,000	133,600
			483,682
Telephone – Integrated—1.6%
BellSouth Corp. 5.200% 09/15/14		65,000	67,667
Citizens Communications Co. 7.875% 01/15/27		165,000	132,000
Qwest Communications International, Inc. 7.500% 02/15/14		240,000	219,000
Qwest Corp. 7.500% 10/01/14		85,000	81,069
7.500% 06/15/23		195,000	155,025
Telefonica Emisiones SAU 6.421% 06/20/16		75,000	80,191
Virgin Media Finance PLC 9.500% 08/15/16		85,000	83,725
Windstream Corp. 8.625% 08/01/16		260,000	248,950
			1,067,627
Wireless Equipment—0.1%
Crown Castle International Corp. 9.000% 01/15/15		70,000	71,225
Consumer Cyclical—4.1%
Apparel—0.2%
Apparel Manufacturers—0.2%
Levi Strauss & Co. 9.750% 01/15/15		155,000	152,287
Auto Manufacturers—0.1%
Auto – Cars/Light Trucks—0.1%
General Motors Corp. 7.200% 01/15/11 (j)		90,000	11,250
8.375% 07/15/33 (j)		290,000	36,975
			48,225
Auto Parts & Equipment—0.3%
Auto/Truck Parts & Equipment – Original—0.1%
Hayes Lemmerz Finance LLC - Luxembourg SCA 8.250% 06/15/15 (f)	EUR	150,000	4,209
TRW Automotive, Inc. 7.000% 03/15/14 (b)		85,000	61,200
			65,409
Rubber – Tires—0.2%
Goodyear Tire & Rubber Co. 9.000% 07/01/15		89,000	88,110
10.500% 05/15/16		35,000	35,350
			123,460

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)	Value
Entertainment—0.3%
Music—0.3%
WMG Acquisition Corp. 7.375% 04/15/14	135,000	$114,244
9.500% 06/15/16 (b)	10,000	9,950
WMG Holdings Corp. (k) 12/15/14 (9.500% 12/15/09)	110,000	86,350
		210,544
Resorts/Theme Parks—0.0%
Six Flags, Inc. 9.625% 06/01/14 (f)	95,000	13,300
Home Builders—0.5%
Building – Residential/Commercial—0.5%
DR Horton, Inc. 5.625% 09/15/14	115,000	98,325
5.625% 01/15/16	40,000	32,800
KB Home 5.875% 01/15/15	170,000	143,650
Ryland Group, Inc. 8.400% 05/15/17	45,000	43,200
		317,975
Lodging—1.3%
Casino Hotels—0.8%
Boyd Gaming Corp. 6.750% 04/15/14	125,000	101,250
Harrah's Operating Co., Inc. 10.000% 12/15/18 (b)	89,000	51,175
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. 11.250% 06/01/17 (b)	65,000	61,425
Jacobs Entertainment, Inc. 9.750% 06/15/14	80,000	66,400
Majestic Star LLC 9.750% 01/15/11 (l)	175,000	21,438
MGM Mirage 6.750% 09/01/12	190,000	134,900
Pinnacle Entertainment, Inc. 7.500% 06/15/15	50,000	42,750
Snoqualmie Entertainment Authority 5.384% 02/01/14 (b)(c)	30,000	14,400
9.125% 02/01/15 (b)	100,000	52,000
		545,738
Gambling (Non-Hotel)—0.4%
Mashantucket Western Pequot Tribe 8.500% 11/15/15 (b)	185,000	92,500
Seminole Indian Tribe of Florida 7.804% 10/01/20 (b)	195,000	164,533
		257,033
Hotels & Motels—0.1%
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 05/15/18	100,000	85,750

	Par (a)	Value
Retail—1.4%
Retail – Apparel/Shoe—0.2%
Hanesbrands, Inc. 4.593% 12/15/14 (c)	95,000	$76,475
Limited Brands, Inc. 8.500% 06/15/19 (b)	40,000	38,324
Phillips-Van Heusen Corp. 8.125% 05/01/13	60,000	58,950
		173,749
Retail – Computer Equipment—0.1%
GameStop Corp./GameStop, Inc. 8.000% 10/01/12	60,000	60,450
Retail – Discount—0.3%
Dollar General Corp. PIK, 11.875% 07/15/17	170,000	183,600
Retail – Drug Stores—0.1%
Rite Aid Corp. 9.500% 06/15/17 (d)	160,000	104,000
Retail – Hypermarkets—0.1%
New Albertsons, Inc. 8.000% 05/01/31	105,000	90,037
Retail – Propane Distributors—0.4%
AmeriGas Partners LP 7.125% 05/20/16	140,000	128,100
Inergy LP/Inergy Finance Corp. 8.250% 03/01/16	45,000	42,863
8.750% 03/01/15 (b)	85,000	83,087
		254,050
Retail – Restaurants—0.1%
McDonald's Corp. 5.700% 02/01/39	50,000	49,503
Retail – Toy Store—0.1%
Toys R Us, Inc. 7.375% 10/15/18	90,000	64,350
Consumer Non-Cyclical—6.1%
Agriculture—0.1%
Tobacco—0.1%
Reynolds American, Inc. 7.625% 06/01/16	85,000	85,255
Beverages—0.4%
Beverages – Non-Alcoholic—0.1%
Cott Beverages, Inc. 8.000% 12/15/11	70,000	65,100
PepsiCo, Inc. 7.900% 11/01/18	50,000	60,830
		125,930
Beverages – Wine/Spirits—0.2%
Constellation Brands, Inc. 8.125% 01/15/12	135,000	135,000
Brewery—0.1%
Anheuser-Busch InBev Worldwide, Inc. 7.750% 01/15/19 (b)	40,000	43,746

See Accompanying Notes to Financial Statements.

7

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)	Value
Biotechnology—0.1%
Medical – Biomedical/Gene—0.1%
Bio-Rad Laboratories, Inc. 7.500% 08/15/13	60,000	$59,175
8.000% 09/15/16 (b)	25,000	24,750
		83,925
Commercial Services—1.2%
Commercial Services—0.4%
ARAMARK Corp. 8.500% 02/01/15	150,000	145,500
Iron Mountain, Inc. 8.000% 06/15/20	110,000	102,300
		247,800
Commercial Services – Finance—0.1%
ACE Cash Express, Inc. 10.250% 10/01/14 (b)	115,000	51,750
Funeral Services & Related Items—0.1%
Service Corp. International 6.750% 04/01/16	80,000	72,200
Private Corrections—0.2%
Corrections Corp. of America 6.250% 03/15/13	80,000	75,800
GEO Group, Inc. 8.250% 07/15/13	90,000	87,750
		163,550
Rental Auto/Equipment—0.4%
Ashtead Holdings PLC 8.625% 08/01/15 (b)	130,000	110,825
Rental Service Corp. 9.500% 12/01/14	95,000	76,237
United Rentals North America, Inc. 6.500% 02/15/12	90,000	87,300
		274,362
Food—1.0%
Food – Meat Products—0.5%
JBS USA LLC/JBS USA Finance, Inc. 11.625% 05/01/14 (b)	130,000	122,850
Smithfield Foods, Inc. 10.000% 07/15/14 (b)	85,000	83,937
Tyson Foods, Inc. 10.500% 03/01/14 (b)	85,000	92,225
		299,012
Food – Miscellaneous/Diversified—0.5%
Campbell Soup Co. 4.500% 02/15/19	30,000	29,493
ConAgra Foods, Inc. 7.000% 10/01/28	45,000	44,711
Del Monte Corp. 6.750% 02/15/15	65,000	61,588
Pinnacle Foods Finance LLC 9.250% 04/01/15	160,000	144,800
Reddy Ice Holdings, Inc. 10.500% 11/01/12	90,000	55,800
		336,392

	Par (a)	Value
Food – Retail—0.0%
Kroger Co. 8.000% 09/15/29	20,000	$22,493
Healthcare Products—0.4%
Medical Products—0.4%
Biomet, Inc. PIK, 10.375% 10/15/17	305,000	295,088
Healthcare Services—1.9%
Dialysis Centers—0.1%
DaVita, Inc. 7.250% 03/15/15	65,000	61,100
Medical – HMO—0.1%
Coventry Health Care, Inc. 5.875% 01/15/12	55,000	52,613
WellPoint, Inc. 7.000% 02/15/19	40,000	41,351
		93,964
Medical – Hospitals—1.2%
Community Health Systems, Inc. 8.875% 07/15/15	215,000	210,700
HCA, Inc. 9.250% 11/15/16	10,000	9,850
PIK, 9.625% 11/15/16	599,000	593,010
		813,560
Physical Therapy/Rehab Centers—0.1%
Healthsouth Corp. 10.750% 06/15/16	70,000	70,350
Physician Practice Management—0.4%
U.S. Oncology Holdings, Inc. PIK, 6.904% 03/15/12 (c)	106,000	87,157
US Oncology, Inc. 9.000% 08/15/12	65,000	66,463
9.125% 08/15/17 (b)	85,000	84,362
		237,982
Household Products/Wares—0.2%
Consumer Products – Miscellaneous—0.2%
American Greetings Corp. 7.375% 06/01/16	65,000	46,475
Jostens IH Corp. 7.625% 10/01/12	100,000	99,750
		146,225
Pharmaceuticals—0.8%
Medical – Drugs—0.6%
Elan Finance PLC 8.875% 12/01/13	130,000	118,950
Novartis Securities Investment Ltd. 5.125% 02/10/19	50,000	51,154
Valeant Pharmaceuticals International 8.375% 06/15/16 (b)	55,000	54,588
Warner Chilcott Corp. 8.750% 02/01/15	166,000	165,170
		389,862

See Accompanying Notes to Financial Statements.

8

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)	Value
Pharmacy Services—0.2%
Omnicare, Inc. 6.750% 12/15/13	135,000	$121,500
Energy—6.6%
Coal—0.5%
Arch Western Finance LLC 6.750% 07/01/13	145,000	132,312
Massey Energy Co. 6.875% 12/15/13	230,000	210,450
		342,762
Oil & Gas—4.7%
Oil Companies – Exploration & Production—4.1%
Chesapeake Energy Corp. 6.375% 06/15/15	240,000	213,600
9.500% 02/15/15	30,000	30,225
Cimarex Energy Co. 7.125% 05/01/17	115,000	101,200
Compton Petroleum Corp. 7.625% 12/01/13	125,000	69,375
Connacher Oil & Gas Ltd. 11.750% 07/15/14 (b)	60,000	57,900
Forest Oil Corp. 8.500% 02/15/14 (b)	130,000	127,725
KCS Energy, Inc. 7.125% 04/01/12	50,000	47,125
Newfield Exploration Co. 6.625% 04/15/16	185,000	166,962
Nexen, Inc. 5.875% 03/10/35	40,000	34,274
OPTI Canada, Inc. 8.250% 12/15/14	185,000	122,100
Pemex Finance Ltd. 9.150% 11/15/18	310,000	329,453
10.610% 08/15/17	215,000	268,247
Penn Virginia Corp. 10.375% 06/15/16	70,000	71,225
Petrobras International Finance Co. 5.875% 03/01/18	150,000	147,437
7.875% 03/15/19	120,000	130,800
PetroHawk Energy Corp. 7.875% 06/01/15	200,000	185,000
Pioneer Natural Resources Co. 5.875% 07/15/16	45,000	38,800
Quicksilver Resources, Inc. 7.125% 04/01/16	170,000	132,600
Range Resources Corp. 7.500% 05/15/16	45,000	43,200
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.832% 09/30/16 (b)	335,000	328,498
Southwestern Energy Co. 7.500% 02/01/18 (b)	140,000	134,400
		2,780,146

	Par (a)	Value
Oil Company – Integrated—0.0%
Marathon Oil Corp. 7.500% 02/15/19	20,000	$21,829
Oil Refining & Marketing—0.3%
Frontier Oil Corp. 8.500% 09/15/16	80,000	80,600
Tesoro Corp. 6.625% 11/01/15	100,000	89,750
United Refining Co. 10.500% 08/15/12	50,000	39,000
Valero Energy Corp. 6.625% 06/15/37	20,000	17,063
		226,413
Oil – Field Services—0.3%
Gazprom International SA 7.201% 02/01/20	206,540	194,664
Oil & Gas Services—0.2%
Oil – Field Services—0.1%
Halliburton Co. 5.900% 09/15/18	40,000	42,715
Smith International, Inc. 9.750% 03/15/19	15,000	17,326
Weatherford International Ltd. 5.150% 03/15/13	45,000	44,881
		104,922
Seismic Data Collection—0.1%
Seitel, Inc. 9.750% 02/15/14	95,000	61,750
Pipelines—1.2%
Atlas Pipeline Partners LP 8.125% 12/15/15	110,000	78,650
El Paso Corp. 6.875% 06/15/14	140,000	130,654
7.250% 06/01/18	55,000	50,781
Energy Transfer Partners LP 8.500% 04/15/14	65,000	72,907
Kinder Morgan Energy Partners LP 6.950% 01/15/38	30,000	29,061
Kinder Morgan Finance Co. ULC 5.700% 01/05/16	155,000	132,912
MarkWest Energy Partners LP 6.875% 11/01/14	105,000	87,675
8.500% 07/15/16	15,000	12,900
Plains All American Pipeline LP 6.500% 05/01/18	80,000	80,953
TransCanada Pipelines Ltd. 6.350% 05/15/67 (c)	50,000	34,750
7.625% 01/15/39	25,000	29,178
Williams Companies, Inc. 7.625% 07/15/19	50,000	49,375
7.875% 09/01/21	40,000	39,400
		829,196

See Accompanying Notes to Financial Statements.

9

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)	Value
Financials—5.6%
Banks—2.8%
Commercial Banks – Non US—0.2%
ANZ National International Ltd. 6.200% 07/19/13 (b)	100,000	$103,017
Commercial Banks – Western U.S.—1.4%
Citibank NA 1.875% 05/07/12 (m)	1,000,000	996,095
Diversified Banking Institutional—0.3%
Citigroup, Inc. 6.500% 08/19/13	65,000	63,140
Goldman Sachs Capital II 5.793% 12/29/49 (c)	85,000	51,803
Goldman Sachs Group, Inc. 6.250% 09/01/17	35,000	34,630
JPMorgan Chase Capital XX 6.550% 09/29/36	50,000	39,741
		189,314
Fiduciary Banks—0.3%
Bank of New York Mellon Corp. 5.450% 05/15/19	170,000	174,523
Northern Trust Corp. 5.500% 08/15/13	30,000	31,806
		206,329
Money Center Banks—0.2%
Deutsche Bank AG/ London 4.875% 05/20/13	120,000	123,177
Super-Regional Banks – US—0.4%
Capital One Financial Corp. 5.700% 09/15/11	55,000	55,244
7.375% 05/23/14	75,000	77,339
Keycorp 6.500% 05/14/13	75,000	74,724
National City Corp. 4.900% 01/15/15	60,000	56,898
Wachovia Capital Trust III 5.800% 03/15/42 (c)	25,000	15,000
		279,205
Diversified Financial Services—1.9%
Diversified Financial Services—0.0%
General Electric Capital Corp. 6.875% 01/10/39	35,000	31,504
Finance – Auto Loans—1.0%
Ford Motor Credit Co. 7.800% 06/01/12	285,000	245,220
8.000% 12/15/16	110,000	84,098
GMAC LLC 6.875% 09/15/11 (b)	193,000	168,875
8.000% 11/01/31 (b)	236,000	165,200
		663,393

	Par (a)		Value
Finance – Consumer Loans—0.6%
Sears Roebuck Acceptance Corp. 7.000% 02/01/11		40,000	$38,800
SLM Corp. 6.500% 06/15/10	NZD	725,000	342,717
			381,517
Finance – Investment Banker/Broker—0.1%
Lazard Group LLC 7.125% 05/15/15		105,000	96,468
Finance – Other Services—0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.125% 02/15/13		45,000	40,612
Investment Management/Advisor Service—0.1%
Nuveen Investments, Inc. 10.500% 11/15/15 (b)		130,000	89,700
Insurance—0.8%
Insurance Brokers—0.2%
HUB International Holdings, Inc. 10.250% 06/15/15 (b)		80,000	58,900
USI Holdings Corp. 9.750% 05/15/15 (b)		95,000	63,650
			122,550
Life/Health Insurance—0.3%
New York Life Global Funding 4.650% 05/09/13 (b)		145,000	147,075
Principal Life Income Funding Trusts 5.300% 04/24/13		40,000	39,908
Provident Companies, Inc. 7.000% 07/15/18		30,000	23,939
			210,922
Property/Casualty Insurance—0.3%
Asurion Corp. 6.821% 07/02/15 (i)		48,578	45,390
6.821% 07/02/15		66,422	57,344
Crum & Forster Holdings Corp. 7.750% 05/01/17		150,000	130,125
			232,859
Real Estate Investment Trusts (REITs)—0.1%
REITS – Hotels—0.1%
Host Hotels & Resorts LP 6.750% 06/01/16		95,000	82,413
Industrials—4.0%
Aerospace & Defense—0.6%
Aerospace & Defense—0.1%
Boeing Co. 6.000% 03/15/19		35,000	38,165

See Accompanying Notes to Financial Statements.

10

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)	Value
Aerospace/Defense – Equipment—0.4%
BE Aerospace, Inc. 8.500% 07/01/18	135,000	$127,237
Moog, Inc. 7.250% 06/15/18	45,000	42,075
Sequa Corp. 11.750% 12/01/15 (b)	165,000	95,288
United Technologies Corp. 6.125% 02/01/19	5,000	5,534
		270,134
Electronics – Military—0.1%
L-3 Communications Corp. 6.375% 10/15/15	135,000	122,512
Building Materials—0.1%
Building & Construction Products – Miscellaneous—0.1%
Owens Corning 6.500% 12/01/16	75,000	65,742
Building Products – Cement/Aggregation—0.0%
Texas Industries, Inc. 7.250% 07/15/13 (b)	15,000	13,575
Electrical Components & Equipment—0.3%
Wire & Cable Products—0.3%
Belden, Inc. 7.000% 03/15/17	100,000	88,500
General Cable Corp. 7.125% 04/01/17	105,000	95,287
		183,787
Electronics—0.2%
Electronic Components – Miscellaneous—0.2%
Flextronics International Ltd. 6.250% 11/15/14 (c)(i)	150,000	140,250
Engineering & Construction—0.1%
Building & Construction – Miscellaneous—0.1%
Esco Corp. 8.625% 12/15/13 (b)	55,000	47,575
Machinery – Construction & Mining—0.2%
Terex Corp. 8.000% 11/15/17	155,000	119,156
Machinery – Diversified—0.1%
Machinery – General Industry—0.1%
Manitowoc Co., Inc. 7.125% 11/01/13	145,000	107,119
Miscellaneous Manufacturing—0.7%
Diversified Manufacturing Operators—0.5%
Bombardier, Inc. 6.300% 05/01/14 (b)	150,000	131,250
Koppers Holdings, Inc. (k) 11/15/14 (9.875% 11/15/09)	100,000	89,750
Trinity Industries, Inc. 6.500% 03/15/14	100,000	87,000
		308,000

	Par (a)	Value
Miscellaneous Manufacturing—0.2%
American Railcar Industries, Inc. 7.500% 03/01/14	70,000	$61,075
TriMas Corp. 9.875% 06/15/12	108,000	92,880
		153,955
Packaging & Containers—0.8%
Containers – Metal/Glass—0.5%
BWAY Corp. 10.000% 04/15/14 (b)	75,000	74,812
Crown Americas LLC & Crown Americas Capital Corp. 7.750% 11/15/15	75,000	73,313
Crown Americas LLC & Crown Americas Capital Corp. II 7.625% 05/15/17 (b)	40,000	38,600
Owens-Brockway Glass Container, Inc. 8.250% 05/15/13	120,000	120,600
Silgan Holdings, Inc. 6.750% 11/15/13	35,000	33,513
		340,838
Containers – Paper/Plastic—0.3%
Berry Plastics Holding Corp. 8.875% 09/15/14	110,000	92,675
Solo Cup Co. 8.500% 02/15/14	95,000	77,900
Temple-Inland, Inc. 6.625% 01/15/16	50,000	45,395
		215,970
Transportation—0.9%
Transportation – Marine—0.4%
Navios Maritime Holdings, Inc. 9.500% 12/15/14	125,000	102,500
Ship Finance International Ltd. 8.500% 12/15/13	155,000	129,812
Stena AB 7.500% 11/01/13	75,000	63,188
		295,500
Transportation – Railroad—0.3%
RailAmerica, Inc. 9.250% 07/01/17 (b)	40,000	38,600
TFM SA de CV 9.375% 05/01/12	130,000	123,500
Union Pacific Corp. 5.700% 08/15/18	60,000	60,123
		222,223
Transportation – Services—0.2%
Bristow Group, Inc. 7.500% 09/15/17	90,000	81,675
PHI, Inc. 7.125% 04/15/13	65,000	57,850
		139,525

See Accompanying Notes to Financial Statements.

11

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)	Value
Technology—0.7%
Computers—0.3%
Computer Services—0.2%
Sungard Data Systems, Inc. 9.125% 08/15/13	160,000	$151,200
Computers – Memory Devices—0.1%
Seagate Technology International 10.000% 05/01/14 (b)	40,000	41,250
Networking & Telecom Equipment—0.1%
Networking Products—0.1%
Cisco Systems, Inc. 5.900% 02/15/39	40,000	39,392
Office/Business Equipment—0.0%
Office Automation & Equipment—0.0%
Xerox Corp. 6.400% 03/15/16	20,000	18,400
Semiconductors—0.2%
Electronic Components – Semiconductors—0.2%
Amkor Technology, Inc. 9.250% 06/01/16	85,000	78,731
Freescale Semiconductor, Inc. 12.500% 12/15/14	87,395	76,252
		154,983
Software—0.1%
Enterprise Software/Services—0.1%
Oracle Corp. 5.000% 01/15/11	35,000	36,691
6.500% 04/15/38	35,000	37,280
		73,971
Utilities—2.7%
Electric—2.5%
Electric – Generation—0.5%
AES Corp. 7.750% 03/01/14	125,000	118,437
8.000% 10/15/17	55,000	51,150
Edison Mission Energy 7.000% 05/15/17	85,000	65,238
Intergen NV 9.000% 06/30/17 (b)	140,000	132,650
		367,475
Electric – Integrated—1.4%
CMS Energy Corp. 6.875% 12/15/15	80,000	76,028
Commonwealth Edison Co. 4.700% 04/15/15	80,000	78,969
5.950% 08/15/16	50,000	51,988
Consolidated Edison Co. of New York, Inc. 6.750% 04/01/38	55,000	61,733
Energy Future Holdings Corp. PIK, 11.250% 11/01/17	323,300	191,150
Ipalco Enterprises, Inc. 7.250% 04/01/16 (b)	105,000	100,275

	Par (a)	Value
Kansas City Power & Light Co. 7.150% 04/01/19	35,000	$38,279
Mirant Americas Generation LLC 8.500% 10/01/21	210,000	165,900
Texas Competitive Electric Holdings Co., LLC PIK, 10.500% 11/01/16	369,687	163,586
		927,908
Independent Power Producer—0.6%
Dynegy Holdings, Inc. 7.125% 05/15/18	195,000	132,600
Mirant North America LLC 7.375% 12/31/13	40,000	38,400
NRG Energy, Inc. 7.375% 02/01/16	145,000	137,206
7.375% 01/15/17	25,000	23,563
NSG Holdings LLC/NSG Holdings, Inc. 7.750% 12/15/25 (b)	110,000	88,000
		419,769
Gas—0.2%
Gas – Distribution—0.2%
Atmos Energy Corp. 8.500% 03/15/19	30,000	35,036
Centerpoint Energy, Inc. 5.950% 02/01/17	50,000	43,690
6.500% 05/01/18	40,000	35,735
Sempra Energy 6.500% 06/01/16	5,000	5,219
		119,680
Total Corporate Fixed-Income Bonds & Notes (cost of $31,197,282)		28,466,778
MORTGAGE-BACKED SECURITIES—6.8%
Federal Home Loan Mortgage Corp. 8.000% 10/01/26	53,757	59,533
Federal National Mortgage Association 4.000% 01/01/39	951,844	924,062
5.000% 09/01/37	1,053,966	1,075,334
6.000% 02/01/37	759,310	795,393
6.500% 11/01/36	1,693,978	1,807,031
Total Mortgage-Backed Securities (cost of $4,542,750)		4,661,353
ASSET-BACKED SECURITIES—1.2%
Equity One ABS, Inc. 4.205% 04/25/34	625,000	534,721
GMAC Mortgage Corp. 4.865% 09/25/34 (c)	480,807	286,136
Total Asset-Backed Securities (cost of $1,101,315)		820,857

See Accompanying Notes to Financial Statements.

12

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

	Par (a)	Value
MUNICIPAL BOND—0.4%
California—0.4%
CA Cabazon Band Mission Indians Series 2004, 13.000% 10/01/11	350,000	$268,226
Total Municipal Bond (cost of $350,000)		268,226
CONVERTIBLE BOND—0.1%
Communications—0.1%
Telecommunication Services—0.1%
Virgin Media, Inc. 6.500% 11/15/16 (b)	105,000	81,375
Total Convertible Bond (cost of $47,889)		81,375
	Shares
COMMON STOCK—0.0%
Industrials—0.0%
Commercial Services & Suppliers—0.0%
Fairlane Management Corp. (h)(n)(o)	2,000	—
Total Common Stock (cost of $—)		—
PREFERRED STOCK—0.0%
Communications—0.0%
Media—0.0%
CMP Susquehanna Radio Holdings Corp., Series A (b)(h)(n)	2,891	29
Total Preferred Stock (cost of $29)		29
	Units
WARRANTS—0.0%
Communications—0.0%
Telecommunication Services—0.0%
Jazztel PLC Expires 07/15/10 (b)(h)(n)(o)	95	—
Financials—0.0%
Banks—0.0%
CNB Capital Trust I Expires 03/23/19 (b)(h)(n)	3,304	33
Total Warrants (cost of $220)		33

	Shares	Value
SECURITIES LENDING COLLATERAL—7.1%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.724%) (p)	4,858,100	$4,858,100
Total Securities Lending Collateral (cost of $4,858,100)		4,858,100
	Par (a)
SHORT-TERM OBLIGATION—2.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.000001%, collateralized by a U.S. Treasury obligation maturing 05/15/10, market value $1,949,844 (repurchase proceeds $1,909,000)	$1,909,000	1,909,000
Total Short-Term Obligation (cost of $1,909,000)		1,909,000
Total Investments—105.2% (cost of $73,518,344) (q)		72,308,139
Obligation to Return Collateral for Securities Loaned—(7.1)%		(4,858,100)
Other Assets & Liabilities, Net—1.9%		1,306,865
Net Assets—100.0%		$68,756,904

Notes to Investment Portfolio:

(a)  Principal amount is stated in United States dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid except for the following, amounted to $6,314,207, which represents 9.2% of net assets.

Security	Acquisition Date	Par/Shares/ Units	Cost	Value
CMP Susquehanna Radio Holdings Corp., Series A, Preferred Stock	04/01/09	2,891	$29	$29
Jazztel PLC Expires 07/15/10	10/24/01	95	187	—
Local TV Finance LLC PIK, 9.250% 06/15/15	05/07/07	$105,000	101,650	17,418
Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07	100,000	100,000	84,500
Seminole Indian Tribe of Florida, 7.804% 10/01/20	09/26/07	195,000	197,938	164,533
				$266,480

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(d)  Security purchased on a delayed delivery basis.

See Accompanying Notes to Financial Statements.

13

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

(e)  All or a portion of this security was on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 is $4,757,077.

(f)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2009, the value of these securities amounted to $82,759, which represents 0.1% of net assets.

(g)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At June 30, 2009, the value of these securities amounted to $257,702, which represents 0.4% of net assets.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(i)  Loan participation agreement.

(j)  The issuer is in default of certain debt covenants. Income is being partially accrued based on the execution of the forbearance agreement with the borrower. At June 30, 2009, the value of these securities amounted to $48,225, which represents 0.1% of net assets.

(k)  Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the security will begin accruing at this rate.

(l)  The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2009, the value of this security represents less than 0.1% of net assets.

(m)  Security is guaranteed by the Federal Deposit Insurance Corp.

(n)  Non-income producing security.

(o)  Security has no value.

(p)  Investment made with cash collateral received from securities lending activity.

(q)  Cost for federal income tax purposes is $74,661,710.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
GOVERNMENT & AGENCY OBLIGATIONS
Foreign Government Obligations	$—	$19,766,960	$—	$19,766,960
U.S. Government Obligations	11,475,428	—	—	11,475,428
Total Government & Agency Obligations	11,475,428	19,766,960	—	31,242,388
CORPORATE FIXED-INCOME BONDS & NOTES
Basic Materials
Chemicals
Agricultural Chemicals	—	63,963	—	63,963
Chemicals – Diversified	—	428,642	—	428,642
Chemicals – Specialty	—	65,250	—	65,250
	—	557,855	—	557,855
Forest Products & Paper
Paper & Related Products	—	464,010	—	464,010
Iron/Steel
Steel – Producers	—	426,132	—	426,132
Metals & Mining
Diversified Minerals	—	331,550	—	331,550
Metal – Diversified	—	327,437	—	327,437
Mining Services	—	54,892	—	54,892
Non-Ferrous Metals	—	439,699	—	439,699
	—	1,153,578	—	1,153,578

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Communications
Advertising
Advertising Agencies	$—	$52,100	$—	$52,100
Media
Broadcast Services/ Programs	—	34,738	—	34,738
Cable TV	—	983,107	—	983,107
Multimedia	—	128,188	—	128,188
Publishing – Books	—	178,200	—	178,200
Radio	—	—	5,400	5,400
Television	—	17,418	—	17,418
	—	1,341,651	5,400	1,347,051
Telecommunication Services
Cellular Telecommunications	—	1,308,163	—	1,308,163
Media	—	244,463	—	244,463
Satellite Telecommunications	—	641,325	—	641,325
Telecommunication Equipment	—	170,250	—	170,250
Telecommunication Services	—	483,682	—	483,682
Telephone – Integrated	—	1,067,627	—	1,067,627
Wireless Equipment	—	71,225	—	71,225
	—	3,986,735	—	3,986,735
Consumer Cyclical
Apparel
Apparel Manufacturers	—	152,287	—	152,287
Auto Manufacturers
Auto – Cars/Light Trucks	—	48,225	—	48,225
Auto Parts & Equipment
Auto/Truck Parts & Equipment – Original	—	65,409	—	65,409
Rubber – Tires	—	123,460	—	123,460
	—	188,869	—	188,869
Entertainment
Music	—	210,544	—	210,544
Resorts/Theme Parks	—	13,300	—	13,300
	—	223,844	—	223,844
Home Builders
Building – Residential/ Commercial	—	317,975	—	317,975
Lodging
Casino Hotels	—	545,738	—	545,738
Gambling (Non-Hotel)	—	257,033	—	257,033
Hotels & Motels	—	85,750	—	85,750
	—	888,521	—	888,521
Retail
Retail – Apparel/Shoe	—	173,749	—	173,749
Retail – Computer Equipment	—	60,450	—	60,450
Retail – Discount	—	183,600	—	183,600
Retail – Drug Stores	—	104,000	—	104,000
Retail – Hypermarkets	—	90,037	—	90,037
Retail – Propane Distributors	—	254,050	—	254,050
Retail – Restaurants	—	49,503	—	49,503

See Accompanying Notes to Financial Statements.

14

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Retail – Toy Store	$—	$64,350	$—	$64,350
	—	979,739	—	979,739
Consumer Non-Cyclical
Agriculture
Tobacco	—	85,255	—	85,255
Beverages
Beverages – Non-Alcoholic	—	125,930	—	125,930
Beverages – Wine/Spirits	—	135,000	—	135,000
Brewery	—	43,746	—	43,746
	—	304,676	—	304,676
Biotechnology
Medical – Biomedical/ Gene	—	83,925	—	83,925
Commercial Services
Commercial Services	—	247,800	—	247,800
Commercial Services – Finance	—	51,750	—	51,750
Funeral Services & Related Items	—	72,200	—	72,200
Private Corrections	—	163,550	—	163,550
Rental Auto/ Equipment	—	274,362	—	274,362
	—	809,662	—	809,662
Food
Food – Meat Products	—	299,012	—	299,012
Food – Miscellaneous/ Diversified	—	336,392	—	336,392
Food – Retail	—	22,493	—	22,493
	—	657,897	—	657,897
Healthcare Products
Medical Products	—	295,088	—	295,088
Healthcare Services
Dialysis Centers	—	61,100	—	61,100
Medical – HMO	—	93,964	—	93,964
Medical – Hospitals	—	813,560	—	813,560
Physical Therapy/ Rehab Centers	—	70,350	—	70,350
Physician Practice Management	—	237,982	—	237,982
	—	1,276,956	—	1,276,956
Household Products/Wares
Consumer Products – Miscellaneous	—	146,225	—	146,225
Pharmaceuticals
Medical – Drugs	—	389,862	—	389,862
Pharmacy Services	—	121,500	—	121,500
	—	511,362	—	511,362
Energy
Coal
Coal	—	342,762	—	342,762
Oil & Gas
Oil Companies – Exploration & Production	—	2,780,146	—	2,780,146
Oil Company – Integrated	—	21,829	—	21,829
Oil Refining & Marketing	—	226,413	—	226,413
Oil – Field Services	—	194,664	—	194,664
	—	3,223,052	—	3,223,052

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Oil & Gas Services
Oil – Field Services	$—	$104,922	$—	$104,922
Seismic Data Collection	—	61,750	—	61,750
	—	166,672	—	166,672
Pipelines
Pipelines	—	829,196	—	829,196
Financials
Banks
Commercial Banks – Non US	—	103,017	—	103,017
Commercial Banks – Western U.S.	—	996,095	—	996,095
Diversified Banking Institutional	—	189,314	—	189,314
Fiduciary Banks	—	206,329	—	206,329
Money Center Banks	—	123,177	—	123,177
Super – Regional Banks – US	—	279,205	—	279,205
	—	1,897,137	—	1,897,137
Diversified Financial Services
Diversified Financial Services	—	31,504	—	31,504
Finance – Auto Loans	—	663,393	—	663,393
Finance – Consumer Loans	—	381,517	—	381,517
Finance – Investment Banker/Broker	—	96,468	—	96,468
Finance – Other Services	—	40,612	—	40,612
Investment Management/Advisor Service	—	89,700	—	89,700
	—	1,303,194	—	1,303,194
Insurance
Insurance Brokers	—	122,550	—	122,550
Life/Health Insurance	—	210,922	—	210,922
Property/Casualty Insurance	—	232,859	—	232,859
	—	566,331	—	566,331
Real Estate Investment Trusts (REITs)
REITS – Hotels	—	82,413	—	82,413
Industrials
Aerospace & Defense
Aerospace/Defense	—	38,165	—	38,165
Aerospace/Defense – Equipment	—	270,134	—	270,134
Electronics – Military	—	122,512	—	122,512
	—	430,811	—	430,811
Building Materials
Building & Construction Products – Miscellaneous	—	65,742	—	65,742
Building Products – Cement/Aggregation	—	13,575	—	13,575
	—	79,317	—	79,317
Electrical Components & Equipment
Wire & Cable Products	—	183,787	—	183,787

See Accompanying Notes to Financial Statements.

15

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Electronics
Electronic Components- Miscellaneous	$—	$140,250	$—	$140,250
Engineering & Construction
Building & Construction- Miscellaneous	—	47,575	—	47,575
Machinery – Construction & Mining
Machinery – Construction & Mining	—	119,156	—	119,156
Machinery – Diversified
Machinery – General Industry	—	107,119	—	107,119
Miscellaneous Manufacturing
Diversified Manufacturing Operators	—	308,000	—	308,000
Miscellaneous Manufacturing	—	153,955	—	153,955
	—	461,955	—	461,955
Packaging & Containers
Containers – Metal/ Glass	—	340,838	—	340,838
Containers – Paper/ Plastic	—	215,970	—	215,970
	—	556,808	—	556,808
Transportation
Transportation – Marine	—	295,500	—	295,500
Transportation – Railroad	—	222,223	—	222,223
Transportation – Services	—	139,525	—	139,525
	—	657,248	—	657,248
Technology
Computers
Computer Services	—	151,200	—	151,200
Computers – Memory Devices	—	41,250	—	41,250
	—	192,450	—	192,450
Networking & Telecom Equipment
Networking Products	—	39,392	—	39,392
Office/Business Equipment
Office Automation & Equipment	—	18,400	—	18,400
Semiconductors
Electronic Components- Semi conductors	—	154,983	—	154,983
Software
Enterprise Software/Services	—	73,971	—	73,971
	—	479,196	—	479,196
Utilities
Electric
Electric – Generation	—	367,475	—	367,475
Electric – Integrated	—	927,908	—	927,908
Independent Power Producer	—	419,769	—	419,769
	—	1,715,152	—	1,715,152

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Gas
Gas – Distribution	$—	$119,680	$—	$119,680
Total Corporate Fixed-Income Bonds & Notes	—	28,461,378	5,400	28,466,778
MORTGAGE- BACKED SECURITIES	—	4,661,353	—	4,661,353
ASSET-BACKED SECURITIES	—	820,857	—	820,857
MUNICIPAL BOND
California	—	268,226	—	268,226
Total Municipal Bond	—	268,226	—	268,226
CONVERTIBLE BOND
Communications
Telecommunication Services	—	81,375	—	81,375
Total Convertible Bond	—	81,375	—	81,375
COMMON STOCK
Industrials
Commercial Services & Supplies	—	—	—	—
Total Common Stock	—	—	—	—
PREFERRED STOCK
Communications
Media	—	—	29	29
Total Preferred Stock	—	—	29	29
WARRANTS
Communications
Telecommunication Services	—	—	—	—
Financials
Banks	—	—	33	33
Total Warrants	—	—	33	33
SECURITIES LENDING COLLATERAL	4,858,100	—	—	4,858,100
SHORT-TERM OBLIGATION
Repurchase Agreement	—	1,909,000	—	1,909,000
Total Short-Term Obligation	—	1,909,000	—	1,909,000
Total Investments	16,333,528	55,969,149	5,462	72,308,139
Forward foreign currency exchange contracts	—	(30,769)	—	(30,769)
Total	$16,333,528	$55,938,380	$5,462	$72,277,370

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

See Accompanying Notes to Financial Statements.

16

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

The following table reconciles asset balances for the six month period ending June 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities		Balance as of December 31, 2008		Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases		Net Sales	Net transfers into Level 3	Net transfers out of Level 3		Balance as of June 30, 2009		Change in Unrealized Appreciation (Depreciation) from Investments held at June 30, 2009
Common Stock
INDUSTRIALS
Commercial Services & Supplies			$—	$—	$—	$—		$—	$—	$—		$—		$—	$—
Corporate Fixed-Income Bonds & Notes
COMMUNICATIONS
Media
Radio			$—	$—	$—	$(5,570)	$10,969		$—	$—		$—	$5,400		$(5,570)
CONSUMER CYCLICAL
Auto Parts & Equipment
Auto/Truck Parts & Equipment-Original		$41,702		$—	$—	$(37,492)		$—	$—	$—	$4,209			$—	$—
Preferred Stock
COMMUNICATIONS
Media			$—	$—	$—	$—	$29		$—	$—		$—	$29		$—
Warrants
COMMUNICATIONS
Telecommunication Services			$—	$—	$—	$—		$—	$—	$—		$—		$—	$—
FINANCIALS
Banks			$—	$—	$—	$—	$33		$—	$—		$—	$33		$—
	Total	$41,702		$—	$—	$(43,062)	$11,031		$—	$—	$4,209		$5,462		$(5,570)

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

See Accompanying Notes to Financial Statements.

17

Investment Portfolio (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

The change in unrealized losses attributable to securities owned at June 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $5,570. This amount is included in net change in unrealized depreciation on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements

Forward foreign currency exchange contracts outstanding on June 30, 2009 are:

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$350,717	$344,400	07/17/09	$(6,317)
EUR	119,243	117,009	07/17/09	(2,234)
EUR	586,399	575,987	07/17/09	(10,412)
EUR	469,966	463,875	07/29/09	(6,091)
EUR	280,577	276,982	07/29/09	(3,595)
EUR	162,840	160,720	07/29/09	(2,120)
				$(30,769)

At June 30, 2009, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	45.4
Corporate Fixed-Income Bonds & Notes	41.4
Mortgage-Backed Securities	6.8
Asset-Backed Securities	1.2
Municipal Bond	0.4
Convertible Bond	0.1
Common Stock	0.0	*
Preferred Stock	0.0	*
Warrants	0.0	*
	95.3
Securities Lending Collateral	7.1
Short-Term Obligation	2.8
Obligation to Return Collateral for Securities Loaned	(7.1)
Other Assets & Liabilities, Net	1.9
	100.0

*Rounds to less than 0.1%

Acronym	Name
AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

PIK	Payment-In-Kind

PLN	Polish Zloty

ZAR	South African Rand

See Accompanying Notes to Financial Statements.

18

Statement of Assets and Liabilities

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$73,518,344
Investments, at value (including securities on loan of $4,757,077)	$72,308,139
Cash	32
Receivable for:
Investments sold	211,880
Fund shares sold	331,646
Interest	1,184,483
Securities lending income	1,620
Foreign tax reclaims	239
Expense reimbursement due from investment advisor	14,372
Trustees' deferred compensation plan	18,447
Other assets	1,903
Total Assets	74,072,761
Liabilities
Collateral on securites loaned	4,858,100
Unrealized depreciation on forward foreign currency exchange contracts	30,769
Payable for:
Investments purchased	122,365
Investments purchased on a delayed delivery basis	156,495
Fund shares repurchased	26,031
Investment advisory fee	33,774
Transfer agent fee	15
Trustees' fees	1,606
Audit fee	24,289
Pricing and bookkeeping fees	13,282
Custody fee	3,500
Distribution fees — Class B	7,260
Chief compliance officer expenses	190
Reports to shareholders	11,423
Trustees' deferred compensation plan	18,447
Other liabilities	8,311
Total Liabilities	5,315,857
Net Assets	$68,756,904
Net Assets Consist of
Paid-in capital	$92,184,438
Undistributed net investment income	7,668,756
Accumulated net realized loss	(29,862,547)
Net unrealized appreciation (depreciation) on:
Investments	(1,210,205)
Foreign currency translations	(23,538)
Net Assets	$68,756,904
Class A
Net assets	$38,083,213
Shares outstanding	4,343,017
Net asset value per share	$8.77
Class B
Net assets	$30,673,691
Shares outstanding	3,514,206
Net asset value per share	$8.73

See Accompanying Notes to Financial Statements.

19

Statement of Operations

Columbia Strategic Income Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Interest	$2,410,686
Securities lending	38,665
Dividends	772
Total Investment Income	2,450,123
Expenses
Investment advisory fee	208,313
Distribution fees — Class B	39,530
Transfer agent fee	139
Pricing and bookkeeping fees	37,697
Trustees' fees	8,911
Custody fee	9,948
Audit fee	21,986
Reports to shareholders	16,648
Chief compliance officer expenses	322
Other expenses	12,292
Total Expenses	355,786
Fees waived or expenses reimbursed by investment advisor	(90,584)
Custody earnings credit	(1)
Net Expenses	265,201
Net Investment Income	2,184,922
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Forward Foreign Currency Exchange Contracts
Net realized loss on:
Investments	(2,763,636)
Foreign currency transactions and forward foreign currency exchange contracts	(364,658)
Net realized loss	(3,128,294)
Net change in unrealized appreciation (depreciation) on:
Investments	6,975,629
Foreign currency translations and forward foreign currency exchange contracts	223,763
Net change in unrealized appreciation (depreciation)	7,199,392
Net Gain	4,071,098
Net Increase Resulting from Operations	$6,256,020

See Accompanying Notes to Financial Statements.

20

Statement of Changes in Net Assets

Columbia Strategic Income Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income	$2,184,922	$5,387,442
Net realized loss on investments, foreign currency transactions and forward foreign currency exchange contracts	(3,128,294)	(688,645)
Net change in unrealized appreciation (depreciation) on investments , foreign currency translations and forward foreign currency exchange contracts	7,199,392	(11,692,162)
Net increase (decrease) resulting from operations	6,256,020	(6,993,365)
Distributions to Shareholders
From net investment income:
Class A	—	(3,999,007)
Class B	—	(3,751,876)
Total distributions to shareholders	—	(7,750,883)
Net Capital Stock Transactions	(8,642,938)	(20,539,411)
Total decrease in net assets	(2,386,918)	(35,283,659)
Net Assets
Beginning of period	71,143,822	106,427,481
End of period	$68,756,904	$71,143,822
Undistributed net investment income at end of period	$7,668,756	$5,483,834
Capital Stock Activity

	(Unaudited)
	Six Months Ended		Year Ended June 30, 2009	December 31, 2008
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	527,741	$4,329,878	121,409	$1,111,341
Distributions reinvested	—	—	458,602	3,999,007
Redemptions	(854,376)	(7,101,239)	(1,658,331)	(14,549,531)
Net decrease	(326,635)	(2,771,361)	(1,078,320)	(9,439,183)
Class B
Subscriptions	241,485	1,997,438	285,385	2,689,145
Distributions reinvested	—	—	431,250	3,751,876
Redemptions	(953,098)	(7,869,015)	(2,003,761)	(17,541,249)
Net decrease	(711,613)	(5,871,577)	(1,287,126)	(11,100,228)

See Accompanying Notes to Financial Statements.

21

Financial Highlights

Columbia Strategic Income Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008	2007	2006(a)	2005		2004
Net Asset Value, Beginning of Period	$8.01		$9.47	$9.70	$10.12	$9.96		$9.80
Income from Investment Operations:
Net investment income (b)	0.26		0.53	0.55	0.59	0.61		0.61
Net realized and unrealized gain (loss) on investments and foreign currency	0.50		(1.21)	0.01	0.09	(0.45)		0.39
Total from investment operations	0.76		(0.68)	0.56	0.68	0.16		1.00
Less Distributions to Shareholders:
From net investment income	—		(0.78)	(0.79)	(1.10)	—		(0.84)
Net Asset Value, End of Period	$8.77		$8.01	$9.47	$9.70	$10.12		$9.96
Total return (c)(d)	9.49	%(e)(f)	(7.81)%	6.07%	7.07%	1.61	%(f)	10.16%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.65	%(h)	0.84%	0.82%	0.79%	0.76%		0.80%
Waiver/Reimbursement	0.26	%(h)	—	—	—	—	%(i)	—
Net investment income (g)	6.40	%(h)	5.89%	5.69%	5.92%	6.06%		6.08%
Portfolio turnover rate (j)	30	%(e)	28%	44%	42%	40%		103%
Net assets, end of period (000s)	$38,083		$37,407	$54,416	$65,347	$83,586		$102,612

(a)  On May 1, 2006, Colonial Strategic Income Fund, Variable Series was renamed Columbia Strategic Income Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Portfolio turnover excludes dollar roll transactions.

See Accompanying Notes to Financial Statements.

22

Financial Highlights

Columbia Strategic Income Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008	2007	2006(a)	2005	2004
Net Asset Value, Beginning of Period	$7.98		$9.43	$9.67	$10.09	$9.95	$9.80
Income from Investment Operations:
Net investment income (b)	0.25		0.51	0.53	0.57	0.58	0.59
Net realized and unrealized gain (loss) on investments and foreign currency	0.50		(1.19)	—	0.08	(0.44)	0.38
Total from investment operations	0.75		(0.68)	0.53	0.65	0.14	0.97
Less Distributions to Shareholders:
From net investment income	—		(0.77)	(0.77)	(1.07)	—	(0.82)
Net Asset Value, End of Period	$8.73		$7.98	$9.43	$9.67	$10.09	$9.95
Total return (c)(d)(e)	9.40	% (f)	(7.92)%	5.75%	6.84%	1.41%	9.85%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.90	%(h)	1.00%	1.00%	1.00%	1.00%	1.00%
Waiver/Reimbursement	0.26	%(h)	0.09%	0.07%	0.04%	0.01%	0.05%
Net investment income (g)	6.16	%(h)	5.73%	5.50%	5.71%	5.82%	5.88%
Portfolio turnover rate (i)	30	%(f)	28%	44%	42%	40%	103%
Net assets, end of period (000s)	$30,674		$33,737	$52,012	$53,550	$56,507	$60,210

(a)  On May 1, 2006, Colonial Strategic Income Fund, Variable Series was renamed Columbia Strategic Income Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Portfolio turnover excludes dollar roll transactions.

See Accompanying Notes to Financial Statements.

23

Notes to Financial Statements

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Strategic Income Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective—The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Ocassionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

24

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

On January 1, 2009, the Fund adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Forward Foreign Currency Exchange Contracts—Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to reduce the exposure to adverse price movements in certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

25

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

Loan Participations and Commitments—The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation ("Selling Participant"), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Mortgage Dollar Roll Transactions—The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of mortgage dollar rolls using "to be announced" mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities—The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition—Interest income is recorded on an accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

26

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income taxes.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$7,750,883
Long-Term Capital Gains	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$3,192,778
Unrealized depreciation	(5,546,349)
Net unrealized depreciation	$(2,353,571)

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2009	$11,079,118
2010	11,028,566
2013	159,225
2014	553,959
2016	2,414,912
$25,235,780

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia

27

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.52%
Over $1.5 billion	0.49%

For the six month period ended June 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.60% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.65% of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses

28

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Derivative Instruments

Derivatives not accounted for as hedging instruments under Statement 133:

	Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$(30,769)
Total		$—		$(30,769)

	The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2009 Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Forward Foreign Currency Exchange Contracts	Total
Net realized gain (loss) on foreign currency transactions	$(310,493)	$(310,493)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Forward Foreign Currency Exchange Contracts	Total
Net change in unrealized appreciation (depreciation) on foreign currency translations	$223,763	$223,763

Note 7. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $20,368,484 and $27,693,130, respectively, of which $995,137 and $5,497,906, respectively, were U.S. Government securities.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under this arrangement.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the

29

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 10. Shares of Beneficial Interest

As of June 30, 2009, the Fund had two shareholders that collectively held 88.1% of the Fund's shares outstanding.

Subscription and redemption activity of these accounts may have significant effect on the operations of the Fund.

Note 11. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

High-Yield Securities Risk—Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of

30

Notes to Financial Statements (continued)

Columbia Strategic Income Fund, Variable Series / June 30, 2009 (Unaudited)

America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

31

Important Information About This Report

A description of the policies and procedures that Columbia Strategic Income Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19717-0609 (08/09) 09/85100

Columbia International Fund,
Variable Series

Columbia Funds Variable Insurance Trust

2009 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia International Fund, Variable Series / June 30, 2009

Columbia International Fund, Variable Series seeks long-term capital appreciation.

Fred Copper, the lead manager, has managed or co-managed the fund since October 2005. Tim R. Anderson, Jasmine (Weili) Huang, Paul J. DiGiacomo and Daisuke Nomoto have co-managed the fund since May 2006.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares outperformed its benchmark, the MSCI EAFE Index,1 and the average return of its peer group, the Lipper VUF International Core Funds Classification.2 We believe that good stock selection and a focus on China were the main reasons the fund outperformed its benchmark.

•  Early in the period, we added to the fund's position in China, which had been hit hard during the global sell-off in stocks. Valuations had declined to very attractive levels, and we believed that China had better prospects for growth than other major foreign economies. Then, as prices on certain stocks hit our targets, we sold them, which reduced exposure to China at the end of the period. During the period, Yanzhou Coal Mining (0.5% of net assets) was a top performer. Mining services company Outotec, which we sold when it reached our target valuation, also contributed substantially to results. Both companies benefited from economic stabilization and the potential for a significant rise in China's GDP.

•  U.K.-based Barclays (1.3% of net assets) also had a positive impact on return. While Barclays did not need a government bailout during the credit crunch, its stock had declined dramatically before we purchased it. Once the financial system began to stabilize, the market recognized Barclays' potential and bid up its stock price. Vivendi, a media conglomerate and telecommunications company, and Seven & I Holdings, a convenience store chain in Japan (1.0% and 1.1% of net assets, respectively), detracted from return. When the market began to recover, investors rotated out of these defensive stocks into more cyclical stocks. However, both remain in the portfolio.

•  We believe that government and central bank policies are favorable for equities and that valuations are still low by historical standards, despite the recent run-up in prices. We have added to the fund's holdings in Japan, a predominantly export-driven economy that has suffered greatly in the global recession and whose stock market has experienced a steep decline, driving valuations down to attractive levels. In addition, we plan to maintain exposure to China on the belief that its growth prospects are among the best in the world.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Since the fund may invest a greater percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index is a capitalization weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australia and the Far East. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia International Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (05/02/94)	8.79	-34.50	0.36	-0.22
Class B (06/01/00)	8.89	-34.60	0.04	-0.43
MSCI EAFE Index	7.95	-31.35	2.31	1.18

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class A	0.91	0.99
Class B	0.90	0.98

Annual operating expense ratio (%)*

Class A	1.49
Class B	1.74

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to June 1, 2000, the date on which Class B shares were first offered by the fund. The returns shown for Class B shares have not been restated to reflect any differences in expenses, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns for Class B shares shown for the periods prior to June 1, 2000 would be lower.

2

Understanding Your Expenses

Columbia International Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,087.92	1,019.84	5.18	5.01	1.00
Class B	1,000.00	1,000.00	1,088.91	1,018.60	6.47	6.26	1.25

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia International Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—94.2%
Consumer Discretionary—9.5%
Automobiles—2.0%
Daihatsu Motor Co., Ltd.	10,000	$92,660
Honda Motor Co., Ltd.	3,900	106,786
Nissan Motor Co., Ltd.	21,200	127,990
Toyota Motor Corp.	2,900	109,632
		437,068
Diversified Consumer Services—1.0%
Benesse Corp.	5,600	223,814
Hotels, Restaurants & Leisure—1.6%
OPAP SA	7,425	197,194
Paddy Power PLC	6,251	145,868
		343,062
Media—1.7%
Publicis Groupe SA	5,361	163,683
Vivendi	8,692	208,211
		371,894
Specialty Retail—2.4%
Game Group PLC	73,678	200,743
Point, Inc.	3,620	194,350
USS Co., Ltd.	2,630	134,943
		530,036
Textiles, Apparel & Luxury Goods—0.8%
Polo Ralph Lauren Corp.	3,030	162,226
Consumer Staples—9.6%
Beverages—0.7%
Fomento Economico Mexicano SAB de CV, ADR	4,833	155,816
Food & Staples Retailing—2.8%
Koninklijke Ahold NV	20,145	231,485
Seven & I Holdings Co., Ltd.	10,100	236,958
Wal-Mart Stores, Inc.	2,897	140,331
		608,774
Food Products—4.2%
China Milk Products Group Ltd.	285,000	78,567
Kerry Group PLC, Class A	7,507	171,386
Nestle SA, Registered Shares	12,347	465,990
Toyo Suisan Kaisha Ltd.	9,000	185,750
		901,693
Household Products—0.7%
Unicharm Corp.	1,900	145,046
Tobacco—1.2%
Japan Tobacco, Inc.	85	264,941
Energy—8.3%
Energy Equipment & Services—1.2%
Noble Corp.	4,492	135,883
Shinko Plantech Co., Ltd.	16,200	127,772
		263,655

	Shares	Value
Oil, Gas & Consumable Fuels—7.1%
Australian Worldwide Exploration Ltd. (a)	67,665	$139,551
BG Group PLC	5,410	90,898
BP PLC	37,955	300,344
Repsol YPF SA	7,502	168,230
Royal Dutch Shell PLC, Class B	11,500	290,333
Total SA	7,924	429,181
Yanzhou Coal Mining Co., Ltd., Class H	84,000	115,581
		1,534,118
Financials—23.4%
Capital Markets—0.4%
Intermediate Capital Group PLC	10,566	84,493
Commercial Banks—15.2%
Australia & New Zealand Banking Group Ltd.	9,348	123,577
Banco Bilbao Vizcaya Argentaria SA	26,024	327,940
Banco Santander SA	38,671	466,681
Bank of China Ltd., Class H	275,000	130,304
Barclays PLC	58,441	272,202
BNP Paribas	3,699	240,042
DBS Group Holdings Ltd.	27,000	219,119
HSBC Holdings PLC	28,389	235,675
National Australia Bank Ltd.	6,170	111,085
National Bank of Greece SA (a)	6,508	178,307
Standard Chartered PLC	13,281	250,142
Sumitomo Mitsui Financial Group, Inc.	6,600	266,893
Sumitomo Trust & Banking Co., Ltd.	14,000	75,364
Svenska Handelsbanken AB, Class A	9,287	175,487
Turkiye Is Bankasi, Class C	35,420	103,625
Yamaguchi Financial Group, Inc.	10,000	131,766
		3,308,209
Diversified Financial Services—0.7%
ING Groep NV	14,066	141,576
Insurance—4.1%
Axis Capital Holdings Ltd.	4,469	116,999
Baloise Holding AG, Registered Shares	2,766	205,331
Brit Insurance Holdings PLC	63,732	198,720
Sampo Oyj, Class A	8,175	154,266
Zurich Financial Services AG, Registered Shares	1,251	221,439
		896,755
Real Estate Investment Trusts (REITs)—0.9%
Japan Retail Fund Investment Corp.	44	202,984
Real Estate Management & Development—2.1%
Hongkong Land Holdings Ltd.	51,000	180,051
Leopalace21 Corp.	14,300	127,045
Swire Pacific Ltd., Class A	15,000	149,393
		456,489

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Health Care—7.9%
Biotechnology—0.5%
Amgen, Inc. (a)	2,095	$110,909
Pharmaceuticals—7.4%
Astellas Pharma, Inc.	5,000	176,620
AstraZeneca PLC, ADR	7,104	313,571
Novartis AG, Registered Shares	4,341	176,368
Roche Holding AG, Genusschein Shares	2,601	353,863
Sanofi-Aventis SA	5,825	342,575
Santen Pharmaceutical Co. Ltd.	4,400	133,824
Takeda Pharmaceutical Co., Ltd.	2,600	101,027
		1,597,848
Industrials—10.6%
Aerospace & Defense—1.9%
BAE Systems PLC	45,507	254,021
MTU Aero Engines Holding AG	4,072	148,676
		402,697
Airlines—0.6%
Turk Hava Yollari A.O.	83,560	125,147
Commercial Services & Supplies—0.7%
Aeon Delight Co., Ltd.	9,200	148,628
Construction & Engineering—2.4%
COMSYS Holdings Corp.	7,100	78,476
CTCI Corp.	89,000	78,468
Toyo Engineering Corp.	46,000	154,758
Vinci SA	4,567	204,968
		516,670
Electrical Equipment—1.4%
ABB Ltd., Registered Shares (a)	5,506	86,667
Schneider Electric SA	2,989	228,598
		315,265
Industrial Conglomerates—2.5%
DCC PLC	6,030	124,436
Keppel Corp. Ltd.	38,000	180,411
Siemens AG, Registered Shares	1,065	73,731
Tyco International Ltd.	6,350	164,973
		543,551
Machinery—0.7%
Demag Cranes AG	6,840	154,865
Professional Services—0.4%
Teleperformance	3,134	95,469
Information Technology—5.0%
Electronic Equipment, Instruments & Components—0.8%
FUJIFILM Holdings Corp.	5,600	176,671
Internet Software & Services—0.5%
Yahoo! Japan Corp.	370	117,586
IT Services—1.3%
Cap Gemini SA	4,137	152,805
Redecard SA	7,700	118,477
		271,282

	Shares	Value
Office Electronics—1.1%
Canon, Inc.	7,400	$240,848
Semiconductors & Semiconductor Equipment—0.5%
United Microelectronics Corp., ADR	43,964	116,065
Software—0.8%
Nintendo Co., Ltd.	600	165,122
Materials—8.9%
Chemicals—2.3%
BASF SE	6,829	272,384
Clariant AG, Registered Shares (a)	17,363	109,661
Syngenta AG, Registered Shares	524	121,680
		503,725
Construction Materials—0.6%
Ciments Francais SA	1,396	118,503
Containers & Packaging—0.7%
Toyo Seikan Kaisha Ltd.	7,300	153,845
Metals & Mining—5.3%
Anglo American PLC	5,541	161,691
BHP Billiton PLC	16,681	376,791
BlueScope Steel Ltd.	42,737	86,443
Salzgitter AG	1,837	161,507
Tokyo Steel Manufacturing Co., Ltd.	13,900	168,506
Yamato Kogyo Co., Ltd.	6,700	196,408
		1,151,346
Telecommunication Services—5.4%
Diversified Telecommunication Services—5.0%
BCE, Inc.	6,700	138,245
Bezeq Israeli Telecommunication Corp., Ltd.	106,636	196,770
France Telecom SA	9,006	204,618
Nippon Telegraph & Telephone Corp.	5,300	215,646
Telefonica O2 Czech Republic AS	9,427	214,702
Telekomunikacja Polska SA	22,865	110,806
		1,080,787
Wireless Telecommunication Services—0.4%
Vodafone Group PLC	43,160	83,427
Utilities—5.6%
Electric Utilities—1.3%
Enel SpA	21,710	105,764
Iberdrola SA	22,347	181,741
		287,505
Gas Utilities—0.4%
Gas Natural SDG SA	4,983	90,759
Independent Power Producers & Energy Traders—1.5%
Drax Group PLC	20,524	148,554
International Power PLC	43,533	170,915
		319,469

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Multi-Utilities—2.4%
AGL Energy Ltd.	14,795	$159,550
RWE AG	2,745	216,703
United Utilities Group PLC	16,994	139,191
		515,444
Total Common Stocks (cost of $21,559,627)		20,436,082
INVESTMENT COMPANIES—3.1%
iShares MSCI Brazil Index Fund	1,550	82,103
iShares MSCI EAFE Index Fund	13,049	597,775
Total Investment Companies (cost of $735,148)		679,878
PREFERRED STOCK—0.4%
Utilities—0.4%
Electric Utilities—0.4%
Cia Energetica de Minas Gerais	7,325	98,501
Total Preferred Stock (cost of $145,238)		98,501
RIGHTS—0.0%
Financials—0.0%
Fortis Expires 07/04/14 (a)(b)	9,209	—
Total Rights (cost of $—)		—
	Par
SHORT-TERM OBLIGATION—0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09, at 0.000001%, collateralized by a U.S. Treasury obligation maturing 07/15/10, market value $105,210 (repurchase proceeds $102,000)	$102,000	102,000
Total Short-Term Obligation (cost of $102,000)		102,000
Total Investments—98.2% (cost of $22,542,013) (c)		21,316,461
Other Assets & Liabilities, Net—1.8%		388,381
Net Assets—100.0%		$21,704,842

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. This security has no value.

(c)  Cost for federal income tax purposes is $22,542,013.

The following table summarizes the inputs used, as of June 30, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Automobiles	$—	$437,068	$—	$437,068
Diversified Consumer Services	—	223,814	—	223,814
Hotels, Restaurants & Leisure	—	343,062	—	343,062
Media	—	371,894	—	371,894
Specialty Retail	—	530,036	—	530,036
Textiles, Apparel & Luxury Goods	162,226	—	—	162,226
	162,226	1,905,874	—	2,068,100
Consumer Staples
Beverages	155,816	—	—	155,816
Food & Staples Retailing	140,331	468,443	—	608,774
Food Products	—	901,693	—	901,693
Household Products	—	145,046	—	145,046
Tobacco	—	264,941	—	264,941
	296,147	1,780,123	—	2,076,270
Energy
Energy Equipment & Services	135,883	127,772	—	263,655
Oil, Gas & Consumable Fuels	—	1,534,118	—	1,534,118
	135,883	1,661,890	—	1,797,773
Financials
Capital Markets	—	84,493	—	84,493
Commercial Banks	—	3,308,209	—	3,308,209
Diversified Financial Services	—	141,576	—	141,576
Insurance	116,999	779,756	—	896,755
Real Estate Investment Trusts (REITs)	—	202,984	—	202,984
Real Estate Management & Development	180,051	276,438	—	456,489
	297,050	4,793,456	—	5,090,506
Health Care
Biotechnology	110,909	—	—	110,909
Pharmaceuticals	313,571	1,284,277	—	1,597,848
	424,480	1,284,277	—	1,708,757
Industrials
Aerospace & Defense	—	402,697	—	402,697
Airlines	—	125,147	—	125,147
Commercial Services & Supplies	—	148,628	—	148,628
Construction & Engineering	—	516,670	—	516,670
Electrical Equipment	—	315,265	—	315,265
Industrial Conglomerates	164,973	378,578	—	543,551
Machinery	—	154,865	—	154,865
Professional Services	—	95,469	—	95,469
	164,973	2,137,319	—	2,302,292
Information Technology
Electronic Equipment, Instruments & Components	—	176,671	—	176,671

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Internet Software & Services	$—	$117,586	$—	$117,586
IT Services	118,477	152,805	—	271,282
Office Electronics	—	240,848	—	240,848
Semiconductors & Semiconductor Equipment	116,065	—	—	116,065
Software	—	165,122	—	165,122
	234,542	853,032	—	1,087,574
Materials
Chemicals	—	503,725	—	503,725
Construction Materials	—	118,503	—	118,503
Containers & Packaging	—	153,845	—	153,845
Metals & Mining	—	1,151,346	—	1,151,346
	—	1,927,419	—	1,927,419
Telecommunication Services
Diversified Telecommunication Services	138,245	942,542	—	1,080,787
Wireless Telecommunication Services	—	83,427	—	83,427
	138,245	1,025,969	—	1,164,214
Utilities
Electric Utilities	—	287,505	—	287,505
Gas Utilities	—	90,759	—	90,759
Independent Power Producers & Energy Traders	—	319,469	—	319,469
Multi-Utilities	—	515,444	—	515,444
	—	1,213,177	—	1,213,177
Total Common Stocks	1,853,546	18,582,536	—	20,436,082
Investment Companies	679,878	—	—	679,878
PREFERRED STOCK
Utilities
Electric Utilities	98,501	—	—	98,501
Total Preferred Stock	98,501	—	—	98,501
RIGHTS
Financials	—	—	—	—
SHORT-TERM OBLIGATION
Repurchase Agreement	—	102,000	—	102,000
Total Short-Term Obligation	—	102,000	—	102,000
Total Investments	2,631,925	18,684,536	—	21,316,461
Forward foreign currency exchange contracts	—	222,167	—	222,167
Total	$2,631,925	$18,906,703	$—	$21,538,628

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

See Accompanying Notes to Financial Statements.

7

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2009 (Unaudited)

The following table reconciles asset balances for the six months ended June 30, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities		Balance as of December 31, 2008	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net transfers into Level 3	Net transfers out of Level 3	Balance as of June 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments held at June 30, 2009
Common Stocks
Financials
Commercial Banks		$307,554	$—	$2,467	$(23,557)	$—	$(19,572)	$—	$(266,893)	$—	$—
Telecommunication Services
Diversified Telecommunication Services		$322,470	$—	$(1,784)	$(73,293)	$—	$(31,746)	$—	$(215,646)	$—	$—
Pharmaceuticals
Health Care		$30,193	$—	$(15,040)	$24,815	$—	$(39,968)	$—	$—	$—	$—
	Total	$660,217	$—	$(14,357)	$(72,035)	$—	$(91,286)	$—	$(482,539)	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements

For the six months ended June 30, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2008	—	$—
Options written	753	32,340
Options terminated in closing purchase transactions	—	—
Options exercised	(239)	(10,467)
Options expired	(514)	(21,873)
Options outstanding at June 30, 2009	—	$—

Forward foreign currency exchange contracts outstanding on June 30, 2009 are:

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$1,229,384	$1,065,169	07/23/09	$164,215
CAD	104,038	104,770	07/23/09	(732)
DKK	100,937	92,880	07/23/09	8,057
DKK	21,280	20,171	07/23/09	1,109
EUR	604,639	556,529	07/23/09	48,110
EUR	109,424	106,478	07/23/09	2,946
EUR	43,489	42,270	07/23/09	1,219
EUR	88,381	89,567	07/23/09	(1,186)
EUR	64,532	63,719	07/23/09	813
GBP	312,583	273,750	07/23/09	38,833
GBP	108,581	96,611	07/23/09	11,970
GBP	111,872	105,296	07/23/09	6,576
GBP	67,452	65,631	07/23/09	1,821
GBP	83,904	82,862	07/23/09	1,042
GBP	123,388	121,994	07/23/09	1,394
JPY	57,033	56,197	07/23/09	836
JPY	41,448	40,413	07/23/09	1,035
JPY	73,272	73,679	07/23/09	(407)
JPY	64,114	64,470	07/23/09	(356)
JPY	83,177	81,954	07/23/09	1,223
NOK	137,868	130,523	07/23/09	7,345
SEK	412,308	372,408	07/23/09	39,900
SEK	20,868	20,220	07/23/09	648
				$336,411

See Accompanying Notes to Financial Statements.

8

Investment Portfolio (continued)

Columbia International Fund, Variable Series / June 30, 2009 (Unaudited)

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$43,447	$41,634	07/23/09	$(1,813)
AUD	82,066	82,140	07/23/09	74
AUD	64,366	62,832	07/23/09	(1,534)
AUD	62,757	61,780	07/23/09	(977)
CAD	197,758	185,327	07/23/09	(12,431)
CAD	61,047	60,348	07/23/09	(699)
CHF	219,100	203,968	07/23/09	(15,132)
CHF	109,550	111,392	07/23/09	1,842
CZK	271,374	240,440	07/23/09	(30,934)
EUR	102,410	95,878	07/23/09	(6,532)
EUR	165,539	164,183	07/23/09	(1,356)
GBP	113,517	104,476	07/23/09	(9,041)
ILS	239,208	221,565	07/23/09	(17,643)
JPY	98,481	98,830	07/23/09	349
JPY	64,114	64,761	07/23/09	647
JPY	63,284	63,318	07/23/09	34
JPY	28,355	28,361	07/23/09	6
JPY	93,166	93,184	07/23/09	18
PLN	119,250	109,829	07/23/09	(9,421)
SEK	106,285	106,897	07/23/09	612
SGD	144,954	139,197	07/23/09	(5,757)
TWD	115,201	111,483	07/23/09	(3,718)
TWD	82,742	81,904	07/23/09	(838)
				$(114,244)

At June 30, 2009, the Fund was invested in the following countries:

Country	Value	% of Total Investments
Japan	$4,982,661	23.4
United Kingdom	3,571,712	16.8
France	2,388,652	11.2
Switzerland	2,041,856	9.6
Spain	1,235,350	5.8
United States*	1,230,240	5.8
Germany	1,027,866	4.8
Australia	620,206	2.9
Ireland	441,691	2.1
Singapore	399,528	1.9
Greece	375,501	1.8
Netherlands	373,061	1.8
Hong Kong	329,444	1.5
China	324,452	1.5
Brazil	299,081	1.4
Turkey	228,772	1.1
Czech Republic	214,702	1.0
Israel	196,770	0.9
Taiwan	194,533	0.9
Sweden	175,487	0.8
Mexico	155,816	0.7
Finland	154,266	0.7
Canada	138,245	0.6
Poland	110,805	0.5
Italy	105,764	0.5
	$21,316,461	100.0

*Includes short-term obligation.

Acronym	Name
ADR	American Depositary Receipt

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	Pound Sterling

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	Taiwan Dollar

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities

Columbia International Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$22,542,013
Investments, at value	$21,316,461
Cash	621
Foreign currency (cost of $33,143)	32,947
Unrealized appreciation on forward foreign currency exchange contracts	342,674
Receivable for:
Investments sold	237,577
Fund shares sold	222,152
Dividends	60,658
Foreign tax reclaims	69,017
Expense reimbursement due from investment advisor	14,748
Trustees' deferred compensation plan	11,764
Prepaid expenses	593
Total Assets	22,309,212
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	120,507
Payable for:
Investments purchased	78,346
Fund shares repurchased	329,573
Investment advisory fee	15,649
Transfer agent fee	11
Trustees' fees	1,000
Audit fee	21,582
Pricing and bookkeeping fees	7,736
Custody fee	5,491
Distribution fees — Class B	828
Chief compliance officer expenses	169
Trustees' deferred compensation plan	11,764
Other liabilities	11,714
Total Liabilities	604,370
Net Assets	$21,704,842
Net Assets Consist of
Paid-in capital	$35,041,497
Undistributed net investment income	310,585
Accumulated net realized loss	(12,645,866)
Net unrealized appreciation (depreciation) on:
Investments	(1,225,552)
Foreign currency translations	224,178
Net Assets	$21,704,842
Class A
Net assets	$19,854,981
Shares outstanding	19,974,947
Net asset value per share	$0.99
Class B
Net assets	$1,849,861
Shares outstanding	1,881,638
Net asset value per share	$0.98

See Accompanying Notes to Financial Statements.

10

Statement of Operations

Columbia International Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Dividends	$534,416
Interest	59
Foreign taxes withheld	(51,113)
Total Investment Income	483,362
Expenses
Investment advisory fee	86,269
Distribution fees — Class B	2,090
Transfer agent fee	110
Pricing and bookkeeping fees	26,682
Trustees' fees	7,859
Custody fee	29,831
Audit fee	19,046
Reports to shareholders	13,340
Chief compliance officer expenses	298
Other expenses	8,663
Total Expenses	194,188
Fees waived or expenses reimbursed by investment advisor	(93,266)
Net Expenses	100,922
Net Investment Income	382,440
Net Realized and Unrealized Gain (Loss) on Investments, Written Options, Forward Foreign Currency Exchange Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	(4,094,302)
Foreign currency transactions and forward foreign currency exchange contracts	62,931
Written options	21,873
Net realized loss	(4,009,498)
Net change in unrealized appreciation (depreciation) on:
Investments	5,096,372
Foreign currency translations and forward foreign currency exchange contracts	86,395
Net change in unrealized appreciation (depreciation)	5,182,767
Net Gain	1,173,269
Net Increase Resulting from Operations	$1,555,709

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets

Columbia International Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income	$382,440	$1,132,678
Net realized loss on investments, foreign currency transactions, forward foreign currency exchange contracts and written options, net of foreign capital gains tax	(4,009,498)	(4,688,863)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and forward foreign currency exchange contracts	5,182,767	(16,427,753)
Net increase (decrease) resulting from operations	1,555,709	(19,983,938)
Distributions to Shareholders
From net investment income:
Class A	—	(1,020,386)
Class B	—	(83,976)
From net realized gains:
Class A	—	(7,406,965)
Class B	—	(689,030)
Total distributions to shareholders	—	(9,200,357)
Net Capital Stock Transactions	(2,487,197)	114,072
Total decrease in net assets	(931,488)	(29,070,223)
Net Assets
Beginning of period	22,636,330	51,706,553
End of period	$21,704,842	$22,636,330
Undistributed (overdistributed) net investment income at end of period	$310,585	$(71,855)

Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	571,894	$531,531	945,594	$1,158,778
Distributions reinvested	—	—	5,852,327	8,427,351
Redemptions	(3,318,961)	(2,846,487)	(6,071,316)	(9,365,906)
Net increase (decrease)	(2,747,067)	(2,314,956)	726,605	220,223
Class B
Subscriptions	41,997	36,280	69,561	85,514
Distributions reinvested	—	—	540,564	773,006
Redemptions	(239,287)	(208,521)	(622,912)	(964,671)
Net decrease	(197,290)	(172,241)	(12,787)	(106,151)

See Accompanying Notes to Financial Statements.

12

Financial Highlights

Columbia International Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$0.91		$2.15		$2.46		$2.15		$1.90		$1.69
Income from Investment Operations:
Net investment income (a)	0.02		0.05		0.04		0.04		0.03		0.02
Net realized and unrealized gain (loss) on investments, foreign currency, written options and net of foreign capital gains tax	0.06		(0.85)		0.19		0.48		0.22		0.21
Total from investment operations	0.08		(0.80)		0.23		0.52		0.25		0.23
Less Distributions to Shareholders:
From net investment income	—		(0.06)		(0.08)		(0.04)		—		(0.02)
From net realized gains	—		(0.38)		(0.46)		(0.17)		—		—
Total distributions to shareholders	—		(0.44)		(0.54)		(0.21)		—		(0.02)
Net Asset Value, End of Period	$0.99		$0.91		$2.15		$2.46		$2.15		$1.90
Total return (b)(c)(d)	8.79	%(e)	(44.83)%		7.79	%(f)	25.17%		13.16%		13.73	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	1.00	%(h)	0.95	%(i)	0.95	%(i)	0.95	%(i)	0.95	%(i)	0.95	%(i)
Waiver/Reimbursement	0.94	%(h)	0.53%		0.37%		0.28%		0.20%		0.21%
Net investment income	3.87	%(h)	3.03	%(i)	1.81	%(i)	1.64	%(i)	1.49	%(i)	0.98	%(i)
Portfolio turnover rate	46	%(e)	84%		69%		90%		67%		101%
Net assets, end of period (000s)	$19,855		$20,756		$47,253		$59,317		$61,525		$70,391

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  Annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights

Columbia International Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$0.90		$2.13		$2.45		$2.14		$1.90		$1.69
Income from Investment Operations:
Net investment income (a)	0.02		0.04		0.04		0.03		0.02		0.01
Net realized and unrealized gain (loss) on investments, foreign currency, written options and net of foreign capital gains tax	0.06		(0.84)		0.17		0.48		0.22		0.22
Total from investment operations	0.08		(0.80)		0.21		0.51		0.24		0.23
Less Distributions to Shareholders:
From net investment income	—		(0.05)		(0.07)		(0.03)		—		(0.02)
From net realized gains	—		(0.38)		(0.46)		(0.17)		—		—
Total distributions to shareholders	—		(0.43)		(0.53)		(0.20)		—		(0.02)
Net Asset Value, End of Period	$0.98		$0.90		$2.13		$2.45		$2.14		$1.90
Total return (b)(c)(d)	8.89	%(e)	(45.02)%		7.18	%(f)	25.04%		12.63%		13.48	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	1.25	%(h)	1.20	%(i)	1.20	%(i)	1.20	%(i)	1.20	%(i)	1.20	%(i)
Waiver/Reimbursement	0.94	%(h)	0.53%		0.37%		0.28%		0.20%		0.21%
Net investment income	3.63	%(h)	2.75	%(i)	1.55	%(i)	1.37	%(i)	1.20	%(i)	0.72	%(i)
Portfolio turnover rate	46	%(e)	84%		69%		90%		67%		101%
Net assets, end of period (000s)	$1,850		$1,881		$4,454		$6,450		$6,249		$6,792

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  Includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  Annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements

Columbia International Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia International Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is operating as a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price. Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

15

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2009 (Unaudited)

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

On January 1, 2009, the Fund adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Options—The Fund had written call options on securities it owns to increase return on instruments.

Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the amounts paid (call) or offset against the proceeds (put) on the underlying security to determine the realized gain or loss. If the Fund enters into a closing transaction, the Fund will realize a gain or loss, depending on whether the proceeds from the closing transaction are greater or less than the cost of the option.

Forward Foreign Currency Exchange Contracts—Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to reduce the exposure to adverse price movements in certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are

16

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2009 (Unaudited)

closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition—Interest income is recorded on the accrual basis.Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Foreign Capital Gains Taxes—Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

17

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2009 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$2,456,273
Long-Term Capital Gains	6,744,084

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$1,830,830
Unrealized depreciation	(3,056,382)
Net unrealized depreciation	$(1,225,552)

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Capital Loss Expiration	Carryforwards
2009	$1,483,671
2010	3,027,462
2011	339,845
2016	803,742
$5,654,720

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.87%
$500 million to $1 billion	0.82%
$1 billion to $1.5 billion	0.77%
$1.5 billion to $3 billion	0.72%
$3 billion to $6 billion	0.70%
Over $6 billion	0.68%

For the six month period ended June 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.87% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides

18

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2009 (Unaudited)

shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Effective January 12, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.00% of the Fund's average daily net assets on an annualized basis. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Prior to January 12, 2009, Columbia voluntarily waived fees and/or reimbursed the Fund for certain expense so that the Fund's ordinary operating expenses did not exceed 0.95% annually of the Fund's average daily net assets.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

19

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2009 (Unaudited)

Note 6. Derivative Instruments

Derivatives not accounted for as hedging instruments under Statement 133:
	Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$342,674	Unrealized depreciation on forward foreign currency exchange contracts	$120,507
Written options		—		—
Total		$342,674		$120,507

	The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2009
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Written Options	Forward Foreign Currency Exchange Contracts	Total
Net realized gain (loss) on written options	$4,535	$—	$4,535
Net realized gain (loss) on foreign currency transactions	—	78,520	78,520
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Written Options	Forward Foreign Currency Exchange Contracts	Total
Net change in unrealized appreciation (depreciation) on written options	$—	$—	$—
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	86,395	86,395

Note 7. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $9,141,454 and $11,024,847, respectively.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under this arrangement.

Note 9. Shares of Beneficial Interest

As of June 30, 2009, the Fund had one shareholder that held 87.3% of the Fund's shares outstanding.

Subscription and redemption activity of this account may have significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the

20

Notes to Financial Statements (continued)

Columbia International Fund, Variable Series / June 30, 2009 (Unaudited)

liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

21

Important Information About This Report

A description of the policies and procedures that Columbia International Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19718-0609 (08/09) 09/84994

Columbia Large Cap Growth Fund, Variable Series

Columbia Funds Variable Insurance Trust

2009 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Large Cap Growth Fund, Variable Series / June 30, 2009

Columbia Large Cap Growth Fund, Variable Series seeks long-term capital appreciation.

John T. Wilson has been lead portfolio manager of the fund since August 2005. Roger R. Sullivan has co-managed the fund since June 2005.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares trailed both the fund's benchmark, the Russell 1000 Growth Index,1 and the average return for its peer group, the Lipper VUF Large-Cap Growth Funds Classification.2 Declines in consumer and financial stocks were behind the fund's modest underperformance.

•  Technology shares stood out as both Apple (3.2% of net assets) and Research in Motion (no longer in the portfolio) rode strong demand for "smart" phones, a market that continues to develop. Marvell Technology Group (0.8% of net assets), whose semiconductors are found in many mobile handsets, benefited from the same trend and from positive revenue forecasts. In utilities, AES (1.1% of net assets), which operates power plants in dozens of countries, benefited from renewed economic strength in emerging markets.

  In consumer discretionary, our sale of hotel and casino operator Wynn Resorts hurt returns. GamesStop (0.5% of net assets), a retailer of new and used video games, fell when competitors threatened to enter the lucrative used game market. However, we believe that GameStop's strong pricing and inventory systems give it an important edge and we continue to own the stock. Consumer staples detractors included Molson Coors Brewing (0.8% of net assets), whose overseas financial results suffered from adverse currency trends. Kraft Foods lost market share to private label brands as grocery shoppers sought less-costly choices and the stock was sold before the end of the period. JPMorgan Chase (0.9% of net assets) rose slightly but underperformed its sector.

•  The portfolio's exposure to economically sensitive companies reflects our moderately constructive view of the economy. We are paring back in areas such as semiconductors, where stocks have already moved higher. In an environment where we believe that growth will probably be scarce, we are trying to balance cyclical holdings with less cyclical stocks that may offer good potential for consistent growth. We look for companies with good products, cash-rich balance sheets and low borrowing needs. Their financial strength may allow these companies to spend more on research and development, innovation, and marketing and to capture market share from less well-financed competitors. We also believe that the market will reward these companies with premium valuations over time.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks. Significant levels of foreign taxes, including potentially consfiscatory levels of taxation and withholding levels may also apply to some foreign investments.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Large Cap Growth Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89)	10.47	-27.67	-2.49	-5.04
Class B (06/01/00)	10.40	-27.78	-2.66	-5.20
Russell 1000 Growth Index	11.53	-24.50	-1.83	-4.18

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class A	18.63	20.58
Class B	18.55	20.48

Annual operating expense ratio (%)*
Class A	0.88
Class B	1.13

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to June 1, 2000, the date on which Class B shares were first offered by the fund. The returns shown for Class B shares have not been restated to reflect any differences in expenses, such as distribution (Rule 12b-1) fees between Class A shares and Class B shares. If differences in expenses were reflected, the returns shown for periods prior to June 1, 2000 would be lower.

2

Understanding Your Expenses

Columbia Large Cap Growth Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,104.68	1,020.83	4.17	4.01	0.80
Class B	1,000.00	1,000.00	1,103.99	1,020.08	4.96	4.76	0.95

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in each share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—99.2%
Consumer Discretionary—9.8%
Diversified Consumer Services—0.3%
Apollo Group, Inc., Class A (a)	2,200	$156,464
Hotels, Restaurants & Leisure—1.6%
Starbucks Corp. (a)	34,400	477,816
Starwood Hotels & Resorts Worldwide, Inc.	16,700	370,740
		848,556
Internet & Catalog Retail—0.7%
Amazon.com, Inc. (a)	4,100	343,006
Media—1.1%
Comcast Corp., Class A	16,000	231,840
Liberty Media Corp. – Entertainment, Class A (a)	13,800	369,150
		600,990
Multiline Retail—2.1%
Kohl's Corp. (a)	7,600	324,900
Nordstrom, Inc.	15,500	308,295
Target Corp.	12,700	501,269
		1,134,464
Specialty Retail—3.5%
Best Buy Co., Inc.	5,000	167,450
GameStop Corp., Class A (a)	12,100	266,321
Lowe's Companies, Inc.	20,100	390,141
O'Reilly Automotive, Inc. (a)	5,900	224,672
Staples, Inc.	11,700	235,989
TJX Companies, Inc.	18,600	585,156
		1,869,729
Textiles, Apparel & Luxury Goods—0.5%
Polo Ralph Lauren Corp.	5,300	283,762
Consumer Staples—13.0%
Beverages—2.9%
Coca-Cola Co.	24,000	1,151,760
Molson Coors Brewing Co., Class B	9,600	406,368
		1,558,128
Food & Staples Retailing—3.7%
CVS Caremark Corp.	26,200	834,994
Wal-Mart Stores, Inc.	24,100	1,167,404
		2,002,398
Household Products—2.4%
Colgate-Palmolive Co.	9,500	672,030
Procter & Gamble Co.	11,600	592,760
		1,264,790
Personal Products—1.4%
Avon Products, Inc.	13,100	337,718
Estee Lauder Companies, Inc., Class A	12,500	408,375
		746,093
Tobacco—2.6%
Philip Morris International, Inc.	32,000	1,395,840

	Shares	Value
Energy—5.6%
Energy Equipment & Services—2.5%
Nabors Industries Ltd. (a)	13,100	$204,098
Schlumberger Ltd.	5,500	297,605
Transocean Ltd. (a)	6,886	511,561
Weatherford International Ltd. (a)	17,400	340,344
		1,353,608
Oil, Gas & Consumable Fuels—3.1%
Devon Energy Corp.	6,200	337,900
Hess Corp.	4,500	241,875
Occidental Petroleum Corp.	5,700	375,117
Peabody Energy Corp.	12,300	370,968
Southwestern Energy Co. (a)	8,000	310,800
		1,636,660
Financials—5.2%
Capital Markets—2.4%
Charles Schwab Corp.	17,300	303,442
Goldman Sachs Group, Inc.	2,600	383,344
Morgan Stanley	22,000	627,220
		1,314,006
Diversified Financial Services—1.4%
IntercontinentalExchange, Inc. (a)	2,000	228,480
JPMorgan Chase & Co.	14,700	501,417
		729,897
Insurance—1.4%
Axis Capital Holdings Ltd.	13,343	349,320
Prudential Financial, Inc.	10,400	387,088
		736,408
Health Care—16.0%
Biotechnology—3.3%
Celgene Corp. (a)	8,400	401,856
Genzyme Corp. (a)	7,600	423,092
Gilead Sciences, Inc. (a)	13,400	627,656
Vertex Pharmaceuticals, Inc. (a)	9,400	335,016
		1,787,620
Health Care Equipment & Supplies—3.4%
Baxter International, Inc.	14,200	752,032
Boston Scientific Corp. (a)	63,000	638,820
St. Jude Medical, Inc. (a)	9,900	406,890
		1,797,742
Health Care Providers & Services—3.1%
AmerisourceBergen Corp.	20,100	356,574
CIGNA Corp.	18,800	452,892
Medco Health Solutions, Inc. (a)	18,500	843,785
		1,653,251
Life Sciences Tools & Services—2.6%
Covance, Inc. (a)	8,700	428,040
Life Technologies Corp. (a)	14,900	621,628
Thermo Fisher Scientific, Inc. (a)	9,020	367,745
		1,417,413

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Pharmaceuticals—3.6%
Abbott Laboratories	20,300	$954,912
Johnson & Johnson	10,400	590,720
Teva Pharmaceutical Industries Ltd., ADR	7,500	370,050
		1,915,682
Industrials—10.5%
Aerospace & Defense—3.6%
Goodrich Corp.	14,700	734,559
Lockheed Martin Corp.	8,100	653,265
United Technologies Corp.	9,800	509,208
		1,897,032
Commercial Services & Supplies—1.1%
Republic Services, Inc.	24,400	595,604
Industrial Conglomerates—0.8%
Tyco International Ltd.	15,200	394,896
Machinery—2.3%
Flowserve Corp.	7,800	544,518
Parker Hannifin Corp.	7,500	322,200
SPX Corp.	7,600	372,172
		1,238,890
Professional Services—0.6%
Dun & Bradstreet Corp.	4,100	332,961
Road & Rail—1.0%
Ryder System, Inc.	7,400	206,608
Union Pacific Corp.	6,600	343,596
		550,204
Trading Companies & Distributors—1.1%
W.W. Grainger, Inc.	7,300	597,724
Information Technology—33.2%
Communications Equipment—5.1%
Cisco Systems, Inc. (a)	53,750	1,001,900
CommScope, Inc. (a)	11,600	304,616
QUALCOMM, Inc.	31,500	1,423,800
		2,730,316
Computers & Peripherals—9.5%
Apple, Inc. (a)	12,000	1,709,160
EMC Corp. (a)	68,400	896,040
Hewlett-Packard Co.	34,700	1,341,155
International Business Machines Corp.	11,200	1,169,504
		5,115,859
Electronic Equipment, Instruments & Components—1.4%
Corning, Inc.	46,300	743,578
Internet Software & Services—3.6%
Equinix, Inc. (a)	4,800	349,152
Google, Inc., Class A (a)	3,722	1,569,158
		1,918,310
IT Services—0.7%
Visa, Inc., Class A	5,800	361,108

	Shares	Value
Semiconductors & Semiconductor Equipment—5.1%
Broadcom Corp., Class A (a)	11,600	$287,564
Intel Corp.	53,100	878,805
Marvell Technology Group Ltd. (a)	36,100	420,204
Maxim Integrated Products, Inc.	24,800	389,112
Texas Instruments, Inc.	34,800	741,240
		2,716,925
Software—7.8%
Activision Blizzard, Inc. (a)	26,632	336,362
Adobe Systems, Inc. (a)	15,000	424,500
Microsoft Corp.	89,450	2,126,227
Oracle Corp.	42,600	912,492
Symantec Corp. (a)	23,500	365,660
		4,165,241
Materials—3.5%
Chemicals—2.1%
Celanese Corp., Series A	26,700	634,125
Monsanto Co.	3,392	252,161
Praxair, Inc.	3,600	255,852
		1,142,138
Containers & Packaging—0.8%
Owens-Illinois, Inc. (a)	16,000	448,160
Metals & Mining—0.6%
Steel Dynamics, Inc.	20,300	299,019
Telecommunication Services—0.6%
Wireless Telecommunication Services—0.6%
American Tower Corp., Class A (a)	10,600	334,218
Utilities—1.8%
Electric Utilities—0.7%
FPL Group, Inc.	6,300	358,218
Independent Power Producers & Energy Traders—1.1%
AES Corp. (a)	53,600	622,296
Total Common Stocks (cost of $53,051,475)		53,109,204

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

	Par	Value
SHORT-TERM OBLIGATION—0.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.000001%, collateralized by a U.S. Treasury obligation maturing 05/15/10, market value of $405,834 (repurchase proceeds $393,000)	$393,000	$393,000
Total Short-Term Obligation (cost of $393,000)		393,000
Total Investments—99.9% (cost of $53,444,475) (b)		53,502,204
Other Assets & Liabilities, Net—0.1%		45,665
Net Assets—100.0%		$53,547,869

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $53,444,475.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Diversified Consumer Services	$156,464	$—	$—	$156,464
Hotels, Restaurants & Leisure	848,556	—	—	848,556
Internet & Catalog Retail	343,006	—	—	343,006
Media	600,990	—	—	600,990
Multiline Retail	1,134,464	—	—	1,134,464
Specialty Retail	1,869,729	—	—	1,869,729
Textiles, Apparel & Luxury Goods	283,762	—	—	283,762
	5,236,971	—	—	5,236,971
Consumer Staples
Beverages	1,558,128	—	—	1,558,128
Food & Staples Retailing	2,002,398	—	—	2,002,398
Household Products	1,264,790	—	—	1,264,790
Personal Products	746,093	—	—	746,093
Tobacco	1,395,840	—	—	1,395,840
	6,967,249	—	—	6,967,249
Energy
Energy Equipment & Services	1,353,608	—	—	1,353,608
Oil, Gas & Consumable Fuels	1,636,660	—	—	1,636,660
	2,990,268	—	—	2,990,268
Financials
Capital Markets	1,314,006	—	—	1,314,006
Diversified Financial Services	729,897	—	—	729,897
Insurance	736,408	—	—	736,408
	2,780,311	—	—	2,780,311
Health Care
Biotechnology	1,787,620	—	—	1,787,620

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Health Care Equipment & Supplies	$1,797,742	$—	$—	$1,797,742
Health Care Providers & Services	1,653,251	—	—	1,653,251
Life Sciences Tools & Services	1,417,413	—	—	1,417,413
Pharmaceuticals	1,915,682	—	—	1,915,682
	8,571,708	—	—	8,571,708
Industrials
Aerospace & Defense	1,897,032	—	—	1,897,032
Commercial Services & Supplies	595,604	—	—	595,604
Industrial Conglomerates	394,896	—	—	394,896
Machinery	1,238,890	—	—	1,238,890
Professional Services	332,961	—	—	332,961
Road & Rail	550,204	—	—	550,204
Trading Companies & Distributors	597,724	—	—	597,724
	5,607,311	—	—	5,607,311
Information Technology
Communications Equipment	2,730,316	—	—	2,730,316
Computers & Peripherals	5,115,859	—	—	5,115,859
Electronic Equipment, Instruments & Components	743,578	—	—	743,578
Internet Software & Services	1,918,310	—	—	1,918,310
IT Services	361,108	—	—	361,108
Semiconductors & Semiconductor Equipment	2,716,925	—	—	2,716,925
Software	4,165,241	—	—	4,165,241
	17,751,337	—	—	17,751,337
Materials
Chemicals	1,142,138	—	—	1,142,138
Containers & Packaging	448,160	—	—	448,160
Metals & Mining	299,019	—	—	299,019
	1,889,317	—	—	1,889,317
Telecommunication Services
Wireless Telecommunication Services	334,218	—	—	334,218
Utilities
Electric Utilities	358,218	—	—	358,218
Independent Power Producers & Energy Traders	622,296	—	—	622,296
	980,514	—	—	980,514
Total Common Stocks	53,109,204	—	—	53,109,204
SHORT-TERM OBLIGATION
Repurchase Agreement	—	393,000	—	393,000
Total Short-Term Obligation	—	393,000	—	393,000
Total Investments	53,109,204	393,000	—	53,502,204

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At June 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	33.2
Health Care	16.0
Consumer Staples	13.0
Industrials	10.5
Consumer Discretionary	9.8
Energy	5.6
Financials	5.2
Materials	3.5
Utilities	1.8
Telecommunication Services	0.6
99.2
Short-Term Obligation	0.7
Other Assets & Liabilities, Net	0.1
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities

Columbia Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$53,444,475
Investments, at value	$53,502,204
Cash	929
Receivable for:
Investments sold	753,267
Fund shares sold	217,712
Dividends	55,817
Expense reimbursement due from investment advisor	9,195
Trustees' deferred compensation plan	20,237
Prepaid expenses	1,436
Total Assets	54,560,797
Liabilities
Payable for:
Investments purchased	851,330
Fund shares repurchased	55,790
Investment advisory fee	22,128
Administration fee	6,661
Transfer agent fee	22
Pricing and bookkeeping fees	5,153
Trustees' fees	6,455
Audit fee	23,632
Custody fee	3,051
Distribution fees — Class B	1,510
Chief compliance officer expenses	184
Reports to shareholders	10,521
Trustees' deferred compensation plan	20,237
Other liabilities	6,254
Total Liabilities	1,012,928
Net Assets	$53,547,869
Net Assets Consist of
Paid-in capital	$117,671,730
Undistributed net investment income	493,929
Accumulated net realized loss	(64,675,519)
Net unrealized appreciation (depreciation) on investments	57,729
Net Assets	$53,547,869
Class A
Net assets	$46,312,040
Shares outstanding	2,250,188
Net asset value per share	$20.58
Class B
Net assets	$7,235,829
Shares outstanding	353,278
Net asset value per share	$20.48

See Accompanying Notes to Financial Statements.

8

Statement of Operations

Columbia Large Cap Growth Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Dividends	$376,677
Interest	556
Foreign taxes withheld	(507)
Total Investment Income	376,726
Expenses
Investment advisory fee	127,050
Administration fees	38,115
Distribution fees — Class B	8,562
Transfer agent fee	152
Pricing and bookkeeping fees	24,332
Trustees' fees	14,075
Custody fee	5,801
Audit fee	20,874
Reports to shareholders	17,760
Chief compliance officer expenses	303
Other expenses	10,865
Total Expenses	267,889
Fees waived or expenses reimbursed by investment advisor	(56,046)
Fees reimbursed by distributor — Class B	(3,424)
Custody earnings credit	— *
Net Expenses	208,419
Net Investment Income	168,307
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(9,851,796)
Net change in unrealized appreciation (depreciation) on investments	14,703,140
Net Gain	4,851,344
Net Increase Resulting from Operations	$5,019,651

*  Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets

Columbia Large Cap Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income	$168,307	$353,021
Net realized loss on investments	(9,851,796)	(12,566,482)
Net change in unrealized appreciation (depreciation) on investments	14,703,140	(27,218,882)
Net increase (decrease) resulting from operations	5,019,651	(39,432,343)
Distributions to Shareholders
From net investment income:
Class A	—	(176,300)
Class B	—	(9,828)
Total distributions to shareholders	—	(186,128)
Net Capital Stock Transactions	(4,079,176)	(17,086,726)
Total increase (decrease) in net assets	940,475	(56,705,197)
Net Assets
Beginning of period	52,607,394	109,312,591
End of period	$53,547,869	$52,607,394
Undistributed net investment income at end of period	$493,929	$325,622
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	134,410	$2,563,614	147,786	$3,595,857
Distributions reinvested	—	—	6,358	176,300
Redemptions	(313,049)	(5,859,721)	(653,804)	(16,498,621)
Net decrease	(178,639)	(3,296,107)	(499,660)	(12,726,464)
Class B
Subscriptions	8,080	150,332	29,277	720,907
Distributions reinvested	—	—	356	9,828
Redemptions	(51,968)	(933,401)	(193,171)	(5,090,997)
Net decrease	(43,888)	(783,069)	(163,538)	(4,360,262)

See Accompanying Notes to Financial Statements.

10

Financial Highlights

Columbia Large Cap Growth Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$18.63		$31.35		$27.18		$24.75		$23.77		$24.28
Income from Investment Operations:
Net investment income (a)	0.06		0.12		0.06		0.09		0.08		0.15 (b)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.89		(12.77)		4.22		2.43		1.04		(0.62)
Total from investment operations	1.95		(12.65)		4.28		2.52		1.12		(0.47)
Less Distributions to Shareholders:
From net investment income	—		(0.07)		(0.11)		(0.09)		(0.14)		(0.04)
Net Asset Value, End of Period	$20.58		$18.63		$31.35		$27.18		$24.75		$23.77
Total return (c)(d)	10.47	%(e)(f)	(40.43	)%(f)	15.77	%(f)	10.23	%(f)	4.74	%(f)	(1.95)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	0.80	%(h)	0.80%		0.80%		0.80%		0.76%		0.73%
Interest expense	—		—	%(i)	—		—	%(i)	—		—
Net expenses (g)	0.80	%(h)	0.80%		0.80%		0.80%		0.76%		0.73%
Waiver/Reimbursement	0.22	%(h)	0.08%		0.03%		0.01%		—	%(i)	—
Net investment income (g)	0.68	%(h)	0.45%		0.19%		0.34%		0.32%		0.65%
Portfolio turnover rate	71	%(e)	164%		149%		194%		113%		4%
Net assets, end of period (000s)	$46,312		$45,240		$91,808		$99,714		$113,804		$106,225

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.15 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Not annualized.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights

Columbia Large Cap Growth Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008		2007	2006		2005	2004
Net Asset Value, Beginning of Period	$18.55		$31.22		$27.08	$24.64		$23.67	$24.19
Income from Investment Operations:
Net investment income (a)	0.05		0.08		0.01	0.05		0.03	0.10 (b)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.88		(12.73)		4.20	2.44		1.03	(0.62)
Total from investment operations	1.93		(12.65)		4.21	2.49		1.06	(0.52)
Less Distributions to Shareholders:
From net investment income	—		(0.02)		(0.07)	(0.05)		(0.09)	—
Net Asset Value, End of Period	$20.48		$18.55		$31.22	$27.08		$24.64	$23.67
Total return (c)(d)(e)	10.40	%(f)	(40.54)%		15.57%	10.12%		4.49%	(2.15)%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	0.95	%(h)	0.95%		0.95%	0.95%		0.95%	0.95%
Interest expense	—		—	%(i)	—	—	%(i)	—	—
Net expenses (g)	0.95	%(h)	0.95%		0.95%	0.95%		0.95%	0.95%
Waiver/Reimbursement	0.32	%(h)	0.18%		0.13%	0.11%		0.06%	0.03%
Net investment income (g)	0.53	%(h)	0.30%		0.04%	0.19%		0.13%	0.43%
Portfolio turnover rate	71	%(f)	164%		149%	194%		113%	4%
Net assets, end of period (000s)	$7,236		$7,367		$17,505	$18,311		$18,803	$21,715

(a)  Per share data was calculated using the average shares outstanding during the period.

(b)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.15 per share.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Notes to Financial Statements

Columbia Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Large Cap Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of

13

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$186,128
Long-Term Capital Gains	—

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$4,702,041
Unrealized depreciation	(4,644,312)
Net unrealized appreciation	$57,729

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2010	$32,214,453
2011	9,801,830
2016	5,105,804
$47,122,087

Of the capital loss carryforwards attributable to the Fund, $5,196,879 expiring 12/31/10, remain from the Fund's merger with Liberty Equity Fund, Variable Series. The availability of a portion of the remaining capital loss carryforwards from Liberty Equity Fund, Variable Series may be limited in a given year.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48

14

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
Over $1 billion	0.45%

For the six month period ended June 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the fund's ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.80% of the Fund's average daily net assets on an annualized basis. In addition, the Distributor has voluntarily agreed to reimburse the

15

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Class B distribution fee in excess of 0.15% when the total annual fund operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.95% of the Class B shares' average daily net assets. Columbia or the Distributor, in their discretion, may revise or discontinue these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other Related Party Transactions—In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended June 30, 2009 was $579.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $35,771,952 and $39,094,356, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under this arrangement.

Note 8. Shares of Beneficial Interest

As of June 30, 2009, the Fund had three shareholders that collectively held 90.6% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to

16

Notes to Financial Statements (continued)

Columbia Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

17

Important Information About This Report

A description of the policies and procedures that Columbia Large Cap Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19815-0609 (08/09) 09/85008

Columbia Asset Allocation Fund,
Variable Series

Columbia Funds Variable Insurance Trust

2009 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Asset Allocation Fund, Variable Series / June 30, 2009

Columbia Asset Allocation Fund, Variable Series seeks total return, consisting of current income and long-term capital appreciation.

Colin Moore has co-managed the fund since May 2008. Anwiti Bahuguna, PhD, Kent M. Peterson, PhD and Marie M. Schofield have co-managed the fund since February 2009. They are responsible for allocating the fund's assets among the various asset classes. The investment decisions for each asset class are made by professionals with experience in that class.

Summary

•  For the six-month period that ended June 30, 2009, the fund outperformed both of its benchmarks, the S&P 500 Index and the Barclays Capital Aggregate Bond Index1, and the average fund in its peer group, the Lipper VUF Mixed-Asset Target Allocation Growth Funds Classification.2 A decision to reduce the fund's overall equity exposure and add to its fixed income positions aided performance. Strategic shifts within asset classes also added to the fund's return. Although the fund benefited from its high-yield exposure, its high-yield holdings lagged their benchmark by a significant margin.

  On February 20, 2009, Anwiti Bahuguna, Kent M. Peterson and Marie M. Schofield joined Colin Moore as co-portfolio managers of the fund.

•  As a new presidential administration took the reins of the federal government, it inherited the weakest U.S. economy since the Great Depression. Credit markets were malfunctioning, the housing sector was in a prolonged downturn, unemployment soared, consumer confidence sank and the domestic auto industry stood on the verge of bankruptcy. In 2008, the stock market recorded its second worst year since 1931 and high-yield bonds suffered their worst year ever. However, as plans to stimulate the economy and stabilize the financials and auto industries began to take shape, investors responded by bidding up prices on both stocks and bonds, domestic and foreign, with the riskiest asset groups getting the biggest boost. In this environment, the management team re-aligned the fund's overall equity exposure, reducing large cap stocks, in particular, while increasing exposure to small cap stocks and adding to fixed income exposure. Within fixed income, we used proceeds from equities and cash to increase exposure to investment grade corporate and high-yield bonds. We also reduced the fund's overall cash position. All of these moves proved beneficial to return. Within the fund's equity portfolio, growth holdings underperformed their respective benchmarks to detract from return while value holdings outperformed by a comfortable margin. The fund's international holdings also outperformed their benchmark.

•  At the end of the period, the fund remained slightly overweight in equities, with an emphasis on small-cap stocks and a slight underweight in large caps. The fund's exposure to fixed income was neutral relative to its target allocation. However, within fixed income we opted to underweight Treasurys and overweight investment grade and high-yield debt.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in high yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds, but also involve a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high- yield bond issuer's ability to make timely principal and interest payments. Rising interest rates tend to lower the value of all bonds.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property values due to general, local and regional economic conditions.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance Information

Columbia Asset Allocation Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89)	6.65	-17.79	1.30	1.10
Class B (06/01/00)	6.58	-17.90	1.15	0.95
S&P 500 Index	3.16	-26.21	-2.24	-2.22
Barclays Capital
Aggregate Bond Index	1.90	6.05	5.01	5.98

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class A	9.32	9.94
Class B	9.27	9.88

Annual operating expense ratio (%)*
Class A	0.87
Class B	1.12

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to June 1, 2000, the date on which Class B shares were first offered by the Fund. The returns shown for Class B shares have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees between Class A shares and Class B shares. If differences in expenses were reflected, the returns for Class B shares shown for periods prior to June 1, 2000 would be lower.

Understanding Your Expenses

Columbia Asset Allocation Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,066.50	1,020.83	4.10	4.01	0.80
Class B	1,000.00	1,000.00	1,065.80	1,020.08	4.87	4.76	0.95

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

Investment Portfolio

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—56.3%
Consumer Discretionary—5.6%
Auto Components—0.0%
BorgWarner, Inc.	900	$30,735
Stoneridge, Inc. (a)	452	2,169
Superior Industries International, Inc.	229	3,229
		36,133
Automobiles—0.3%
Suzuki Motor Corp.	13,900	310,815
Distributors—0.2%
Genuine Parts Co.	700	23,492
Li & Fung Ltd.	60,000	159,229
LKQ Corp. (a)	850	13,983
		196,704
Diversified Consumer Services—0.4%
Apollo Group, Inc., Class A (a)	1,235	87,833
Brink's Home Security Holdings, Inc. (a)	630	17,835
Capella Education Co. (a)	436	26,138
Corinthian Colleges, Inc. (a)	900	15,237
DeVry, Inc.	491	24,570
Educomp Solutions Ltd. (a)	3,438	269,874
H&R Block, Inc.	875	15,076
ITT Educational Services, Inc. (a)	300	30,198
Regis Corp.	580	10,098
Sotheby's	470	6,632
		503,491
Hotels, Restaurants & Leisure—1.2%
Bally Technologies, Inc. (a)	1,040	31,117
Benihana, Inc., Class A (a)	1,420	8,974
Bob Evans Farms, Inc.	450	12,933
Buffalo Wild Wings, Inc. (a)	585	19,024
Burger King Holdings, Inc.	1,180	20,379
Carnival Corp.	11,900	306,663
Carnival PLC	7,014	186,118
CEC Entertainment, Inc. (a)	310	9,139
Chipotle Mexican Grill, Inc., Class A (a)	180	14,400
Darden Restaurants, Inc.	670	22,096
Jack in the Box, Inc. (a)	280	6,286
Landry's Restaurants, Inc. (a)	296	2,546
McDonald's Corp.	3,302	189,832
Red Robin Gourmet Burgers, Inc. (a)	1,260	23,625
Royal Caribbean Cruises Ltd.	2,400	32,496
Starbucks Corp. (a)	14,100	195,849
Starwood Hotels & Resorts Worldwide, Inc.	14,585	323,787
Wynn Resorts Ltd. (a)	340	12,002
		1,417,266
Household Durables—0.1%
American Greetings Corp., Class A	1,120	13,082
Cavco Industries, Inc. (a)	292	7,396

	Shares	Value
CSS Industries, Inc.	460	$9,375
DR Horton, Inc.	7,400	69,264
Ethan Allen Interiors, Inc.	650	6,734
Garmin Ltd.	500	11,910
Stanley Works	1,000	33,840
Tempur-Pedic International, Inc.	1,090	14,246
		165,847
Internet & Catalog Retail—0.3%
Amazon.com, Inc. (a)	1,550	129,673
Blue Nile, Inc. (a)	210	9,028
Ctrip.com International Ltd., ADR (a)	370	17,131
NetFlix, Inc. (a)	700	28,938
NutriSystem, Inc.	870	12,615
Priceline.com, Inc. (a)	245	27,330
Rakuten, Inc.	138	82,943
Ticketmaster Entertainment, Inc. (a)	1,295	8,314
		315,972
Leisure Equipment & Products—0.1%
Brunswick Corp.	1,684	7,275
Hasbro, Inc.	1,300	31,512
JAKKS Pacific, Inc. (a)	620	7,955
Polaris Industries, Inc.	470	15,096
		61,838
Media—0.5%
Arbitron, Inc.	1,280	20,339
Comcast Corp., Class A	6,550	94,909
Knology, Inc. (a)	1,520	13,118
Lamar Advertising Co., Class A (a)	1,000	15,270
Liberty Media Corp. - Entertainment, Class A (a)	5,600	149,800
Marvel Entertainment, Inc. (a)	277	9,858
McGraw-Hill Companies, Inc.	1,170	35,229
Regal Entertainment Group, Class A	2,100	27,909
VisionChina Media, Inc., ADR (a)	1,700	10,387
WPP PLC	25,339	168,532
		545,351
Multiline Retail—0.9%
J.C. Penney Co., Inc.	9,800	281,358
Kohl's Corp. (a)	3,100	132,525
Nordstrom, Inc.	24,780	492,874
Target Corp.	5,150	203,271
		1,110,028
Specialty Retail—1.3%
Abercrombie & Fitch Co., Class A	540	13,711
Advance Auto Parts, Inc.	435	18,048
Aeropostale, Inc. (a)	1,070	36,669
America's Car-Mart, Inc. (a)	746	15,293
American Eagle Outfitters, Inc.	3,265	46,265
AnnTaylor Stores Corp. (a)	3,261	26,023
Bed Bath & Beyond, Inc. (a)	540	16,605
Best Buy Co., Inc.	2,455	82,218
Christopher & Banks Corp.	452	3,033
Esprit Holdings Ltd.	100	559
Foot Locker, Inc.	4,100	42,927

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
GameStop Corp., Class A (a)	6,460	$142,185
hhgregg, Inc. (a)	860	13,038
Lowe's Companies, Inc.	27,850	540,568
Men's Wearhouse, Inc.	548	10,511
O'Reilly Automotive, Inc. (a)	2,300	87,584
OfficeMax, Inc.	1,440	9,043
Pacific Sunwear of California (a)	4,839	16,307
Rent-A-Center, Inc. (a)	869	15,494
Ross Stores, Inc.	400	15,440
Sherwin-Williams Co.	260	13,975
Shoe Carnival, Inc. (a)	535	6,383
Staples, Inc.	4,850	97,824
TJX Companies, Inc.	8,495	267,253
Urban Outfitters, Inc. (a)	675	14,087
Wet Seal, Inc., Class A (a)	5,030	15,442
		1,566,485
Textiles, Apparel & Luxury Goods—0.3%
Coach, Inc.	785	21,101
Fossil, Inc. (a)	740	17,819
Hanesbrands, Inc. (a)	955	14,335
Iconix Brand Group, Inc. (a)	1,650	25,377
Movado Group, Inc.	850	8,959
Phillips-Van Heusen Corp.	1,016	29,149
Polo Ralph Lauren Corp.	2,800	149,912
True Religion Apparel, Inc. (a)	710	15,833
Volcom, Inc. (a)	1,130	14,125
Warnaco Group, Inc. (a)	360	11,664
Wolverine World Wide, Inc.	390	8,603
		316,877
Consumer Staples—5.4%
Beverages—1.2%
Anheuser-Busch InBev NV	7,444	269,492
Carlsberg A/S, Class B	4,784	307,506
Central European Distribution Corp. (a)	750	19,928
Coca-Cola Co.	9,750	467,902
Diageo PLC, ADR	3,208	183,658
Fomento Economico Mexicano SAB de CV, ADR	1,350	43,524
Molson Coors Brewing Co., Class B	3,950	167,203
Pepsi Bottling Group, Inc.	525	17,766
		1,476,979
Food & Staples Retailing—0.8%
BJ's Wholesale Club, Inc. (a)	240	7,735
Casey's General Stores, Inc.	1,020	26,204
CVS Caremark Corp.	10,400	331,448
Olam International Ltd.	578	966
Ruddick Corp.	470	11,012
Spartan Stores, Inc.	450	5,585
Wal-Mart Stores, Inc.	12,250	593,390
Weis Markets, Inc.	560	18,771
		995,111

	Shares	Value
Food Products—0.9%
Campbell Soup Co.	610	$17,946
ConAgra Foods, Inc.	900	17,154
Corn Products International, Inc.	1,595	42,730
Darling International, Inc. (a)	2,378	15,695
Dean Foods Co. (a)	1,700	32,623
Flowers Foods, Inc.	990	21,622
Fresh Del Monte Produce, Inc. (a)	859	13,967
H.J. Heinz Co.	965	34,450
Hershey Co.	800	28,800
J.M. Smucker Co.	2,550	124,083
Lancaster Colony Corp.	94	4,143
Nestle SA, Registered Shares	14,173	534,905
Sanderson Farms, Inc.	334	15,030
Smithfield Foods, Inc. (a)	600	8,382
TreeHouse Foods, Inc. (a)	330	9,494
Want Want China Holdings Ltd.	233,000	130,393
		1,051,417
Household Products—0.8%
Clorox Co.	400	22,332
Colgate-Palmolive Co.	3,850	272,349
Procter & Gamble Co.	11,800	602,980
		897,661
Personal Products—0.6%
Avon Products, Inc.	17,421	449,113
Chattem, Inc. (a)	276	18,796
Estee Lauder Companies, Inc., Class A	5,850	191,120
Herbalife Ltd.	630	19,870
		678,899
Tobacco—1.1%
Japan Tobacco, Inc.	144	448,842
Philip Morris International, Inc.	18,639	813,033
		1,261,875
Energy—5.9%
Energy Equipment & Services—1.2%
Core Laboratories NV	150	13,073
Diamond Offshore Drilling, Inc.	470	39,034
Dril-Quip, Inc. (a)	540	20,574
FMC Technologies, Inc. (a)	445	16,723
Gulf Island Fabrication, Inc.	470	7,440
Halliburton Co.	5,050	104,535
Lufkin Industries, Inc.	172	7,233
Matrix Service Co. (a)	530	6,084
Nabors Industries Ltd. (a)	22,300	347,434
National-Oilwell Varco, Inc. (a)	1,425	46,540
Noble Corp.	1,100	33,275
Patterson-UTI Energy, Inc.	460	5,916
Pioneer Drilling Co. (a)	1,658	7,942
Schlumberger Ltd.	2,200	119,042
Smith International, Inc.	600	15,450
Superior Well Services, Inc. (a)	571	3,397
T-3 Energy Services, Inc. (a)	662	7,884
TGC Industries, Inc. (a)	883	4,300

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Tidewater, Inc.	290	$12,432
Transocean Ltd. (a)	6,265	465,427
Union Drilling, Inc. (a)	925	6,124
Weatherford International Ltd. (a)	7,100	138,876
		1,428,735
Oil, Gas & Consumable Fuels—4.7%
Alpha Natural Resources, Inc. (a)	450	11,821
Arena Resources, Inc. (a)	752	23,951
Berry Petroleum Co., Class A	410	7,622
BG Group PLC	18,465	310,248
Cabot Oil & Gas Corp.	1,100	33,704
Cairn Energy Plc (a)	5,911	228,357
Chevron Corp.	5,500	364,375
Cimarex Energy Co.	260	7,368
Concho Resources, Inc. (a)	759	21,776
CONSOL Energy, Inc.	650	22,074
Contango Oil & Gas Co. (a)	260	11,047
Continental Resources, Inc. (a)	644	17,871
Denbury Resources, Inc. (a)	1,341	19,753
Devon Energy Corp.	2,500	136,250
Encore Acquisition Co. (a)	520	16,042
EOG Resources, Inc.	4,775	324,318
Exxon Mobil Corp.	13,837	967,345
Forest Oil Corp. (a)	1,010	15,069
Hess Corp.	7,450	400,437
Holly Corp.	460	8,271
Marathon Oil Corp.	6,100	183,793
Mariner Energy, Inc. (a)	790	9,283
Newfield Exploration Co. (a)	6,600	215,622
Nordic American Tanker Shipping	256	8,146
Occidental Petroleum Corp.	8,500	559,385
Peabody Energy Corp.	6,050	182,468
Penn Virginia Corp.	610	9,986
PetroHawk Energy Corp. (a)	815	18,174
Petroleo Brasileiro SA, ADR	8,846	362,509
Quicksilver Resources, Inc. (a)	1,510	14,028
Range Resources Corp.	290	12,009
Santos Ltd.	19,828	232,930
Southwestern Energy Co. (a)	3,400	132,090
Stone Energy Corp. (a)	1,129	8,377
Swift Energy Co. (a)	580	9,657
Total SA	5,050	273,519
Ultra Petroleum Corp. (a)	450	17,550
Williams Companies, Inc.	19,600	305,956
		5,503,181
Financials—9.2%
Capital Markets—1.7%
Affiliated Managers Group, Inc. (a)	400	23,276
Ameriprise Financial, Inc.	2,900	70,383
Charles Schwab Corp.	7,000	122,780
Federated Investors, Inc., Class B	310	7,468
Goldman Sachs Group, Inc.	4,950	729,828
Greenhill & Co., Inc.	497	35,888
Invesco Ltd.	800	14,256

	Shares	Value
Investment Technology Group, Inc. (a)	350	$7,137
Janus Capital Group, Inc.	6,211	70,805
Julius Baer Holding AG	2,762	107,690
Morgan Stanley	24,700	704,197
Piper Jaffray Companies, Inc. (a)	330	14,411
Raymond James Financial, Inc.	540	9,293
Stifel Financial Corp. (a)	495	23,805
T. Rowe Price Group, Inc.	625	26,044
Waddell & Reed Financial, Inc., Class A	2,011	53,030
		2,020,291
Commercial Banks—3.0%
BancFirst Corp.	322	11,135
BancTrust Financial Group, Inc.	930	2,790
Bank of Hawaii Corp.	900	32,247
Bank of New York Mellon Corp.	9,800	287,238
BB&T Corp.	11,100	243,978
BNP Paribas	6,179	400,979
Bryn Mawr Bank Corp.	618	11,662
Capitol Bancorp Ltd.	642	1,701
Chemical Financial Corp.	750	14,932
City National Corp.	1,000	36,830
Columbia Banking System, Inc.	650	6,649
Comerica, Inc.	1,700	35,955
Community Trust Bancorp, Inc.	346	9,255
Cullen/Frost Bankers, Inc.	1,200	55,344
Fifth Third Bancorp	17,200	122,120
First Citizens BancShares, Inc., Class A	123	16,439
First Financial Corp.	489	15,443
First National Bank of Alaska	6	9,660
Investors Bancorp, Inc. (a)	1,063	9,737
Mass Financial Corp., Class A (a)	1,170	7,231
Merchants Bancshares, Inc.	545	12,094
Mitsubishi UFJ Financial Group, Inc.	38,400	236,052
National Bank of Greece SA (a)	7,830	214,528
Northfield Bancorp, Inc.	762	8,854
Northrim BanCorp, Inc.	651	9,062
Pinnacle Financial Partners, Inc. (a)	917	12,214
PNC Financial Services Group, Inc.	9,165	355,694
Raiffeisen International Bank Holding AG	15	521
South Financial Group, Inc.	1,410	1,678
Sterling Bancorp NY	830	6,930
SVB Financial Group (a)	1,349	36,720
Taylor Capital Group, Inc. (a)	610	4,179
TCF Financial Corp.	4,900	65,513
U.S. Bancorp	34,793	623,491
Wells Fargo & Co.	18,774	455,457
West Coast Bancorp	820	1,673
Whitney Holding Corp.	690	6,320
Zions Bancorporation	11,005	127,218
		3,509,523

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Consumer Finance—0.0%
Cash America International, Inc.	670	$15,671
Diversified Financial Services—1.1%
IntercontinentalExchange, Inc. (a)	965	110,242
JPMorgan Chase & Co.	34,206	1,166,767
Medallion Financial Corp.	1,294	9,899
Moody's Corp.	690	18,181
Pico Holdings, Inc. (a)	260	7,462
Portfolio Recovery Associates, Inc. (a)	504	19,520
		1,332,071
Insurance—1.8%
ACE Ltd.	5,825	257,640
Aon Corp.	5,100	193,137
Axis Capital Holdings Ltd.	14,871	389,323
Baldwin & Lyons, Inc., Class B	568	11,190
Catlin Group Ltd.	22,917	121,400
CNA Surety Corp. (a)	940	12,681
EMC Insurance Group, Inc.	616	12,819
FBL Financial Group, Inc. Class A	880	7,269
First Mercury Financial Corp.	610	8,400
Harleysville Group, Inc.	300	8,466
Horace Mann Educators Corp.	1,140	11,366
Marsh & McLennan Companies, Inc.	13,300	267,729
Muenchener Rueckversicherungs- Gesellschaft AG, Registered Shares	1,892	255,883
National Western Life Insurance Co., Class A	67	7,822
Navigators Group, Inc. (a)	286	12,707
Platinum Underwriters Holdings Ltd.	210	6,004
Prudential Financial, Inc.	10,911	406,107
Prudential PLC	937	6,376
Reinsurance Group of America, Inc.	2,000	69,820
RLI Corp.	244	10,931
Safety Insurance Group, Inc.	450	13,752
Selective Insurance Group, Inc.	563	7,189
Stewart Information Services Corp.	550	7,837
Tower Group, Inc.	390	9,664
United America Indemnity Ltd., Class A (a)	3,545	16,980
United Fire & Casualty Co.	511	8,764
		2,141,256
Real Estate Investment Trusts (REITs)—0.9%
Alexandria Real Estate Equities, Inc.	1,085	38,832
Boston Properties, Inc.	500	23,850
DCT Industrial Trust, Inc.	2,118	8,642
DiamondRock Hospitality Co.	2,010	12,583
Digital Realty Trust, Inc.	630	22,586
Duke Realty Corp.	720	6,314
DuPont Fabros Technology, Inc.	608	5,727
Equity Residential Property Trust	900	20,007
Franklin Street Properties Corp.	1,198	15,874
Getty Realty Corp.	420	7,925
Home Properties, Inc.	314	10,708

	Shares	Value
Host Hotels & Resorts, Inc.	3,200	$26,848
LaSalle Hotel Properties	739	9,119
Mack-Cali Realty Corp.	230	5,244
National Health Investors, Inc.	541	14,450
National Retail Properties, Inc.	1,529	26,528
Plum Creek Timber Co., Inc.	7,800	232,284
Potlatch Corp.	640	15,546
ProLogis	1,500	12,090
Rayonier, Inc.	8,200	298,070
Simon Property Group, Inc.	3,640	187,205
Sun Communities, Inc.	630	8,681
Sunstone Hotel Investors, Inc.	1,481	7,923
Universal Health Realty Income Trust	410	12,923
Urstadt Biddle Properties, Inc., Class A	740	10,419
Vornado Realty Trust	382	17,202
Washington Real Estate Investment Trust	420	9,395
		1,066,975
Real Estate Management & Development—0.2%
Avatar Holdings, Inc. (a)	275	4,997
CB Richard Ellis Group, Inc., Class A (a)	2,250	21,060
Maui Land & Pineapple Co., Inc. (a)	458	3,531
Swire Pacific Ltd., Class A	15,500	154,373
		183,961
Thrifts & Mortgage Finance—0.5%
Bank Mutual Corp.	1,370	11,946
BankFinancial Corp.	1,070	9,480
Beneficial Mutual Bancorp, Inc. (a)	1,176	11,290
Brookline Bancorp, Inc.	1,610	15,005
Clifton Savings Bancorp, Inc.	933	10,039
ESSA Bancorp, Inc.	684	9,350
Home Federal Bancorp, Inc.	1,245	12,687
Housing Development Finance Corp., Ltd.	8,359	410,061
TrustCo Bank Corp. NY	1,310	7,742
United Financial Bancorp, Inc.	750	10,365
Washington Federal, Inc.	890	11,570
Westfield Financial, Inc.	1,433	12,983
		532,518
Health Care—6.9%
Biotechnology—1.1%
Alexion Pharmaceuticals, Inc. (a)	946	38,900
Alkermes, Inc. (a)	2,020	21,856
AMAG Pharmaceuticals, Inc. (a)	110	6,014
Amgen, Inc. (a)	5,575	295,140
Array Biopharma, Inc. (a)	41	129
BioMarin Pharmaceuticals, Inc. (a)	2,326	36,309
Celgene Corp. (a)	3,450	165,048
Cephalon, Inc. (a)	235	13,313
Dendreon Corp. (a)	370	9,194
Genzyme Corp. (a)	3,050	169,793
Gilead Sciences, Inc. (a)	5,400	252,936

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Immunogen, Inc. (a)	1,616	$13,914
Isis Pharmaceuticals, Inc. (a)	790	13,035
Martek Biosciences Corp.	860	18,189
Onyx Pharmaceuticals, Inc. (a)	863	24,388
OSI Pharmaceuticals, Inc. (a)	547	15,442
Regeneron Pharmaceuticals, Inc. (a)	1,100	19,712
Rigel Pharmaceuticals, Inc. (a)	930	11,272
Seattle Genetics, Inc. (a)	1,860	18,079
Theravance, Inc. (a)	650	9,516
United Therapeutics Corp. (a)	234	19,499
Vertex Pharmaceuticals, Inc. (a)	4,590	163,588
		1,335,266
Health Care Equipment & Supplies—0.9%
Analogic Corp.	170	6,282
Baxter International, Inc.	5,700	301,872
Beckman Coulter, Inc.	550	31,427
Boston Scientific Corp. (a)	25,900	262,626
China Medical Technologies, Inc., ADR	630	12,543
Cooper Companies, Inc.	900	22,257
Hologic, Inc. (a)	1,745	24,831
Hospira, Inc. (a)	1,275	49,113
ICU Medical, Inc. (a)	190	7,819
Immucor, Inc. (a)	649	8,930
Intuitive Surgical, Inc. (a)	190	31,095
Masimo Corp. (a)	556	13,405
Meridian Bioscience, Inc.	660	14,903
NuVasive, Inc. (a)	199	8,875
Quidel Corp. (a)	1,250	18,200
St. Jude Medical, Inc. (a)	4,100	168,510
STERIS Corp.	600	15,648
Teleflex, Inc.	650	29,140
Thoratec Corp. (a)	490	13,122
Varian Medical Systems, Inc. (a)	355	12,475
Wright Medical Group, Inc. (a)	757	12,309
Young Innovations, Inc.	201	4,380
		1,069,762
Health Care Providers & Services—1.3%
Alliance Imaging, Inc. (a)	2,434	17,841
Allion Healthcare, Inc. (a)	220	1,309
AmerisourceBergen Corp.	9,800	173,852
AmSurg Corp. (a)	335	7,182
CIGNA Corp.	9,180	221,146
Community Health Systems, Inc. (a)	1,000	25,250
Cross Country Healthcare, Inc. (a)	733	5,036
Express Scripts, Inc. (a)	1,175	80,781
Genoptix, Inc. (a)	260	8,317
Healthspring, Inc. (a)	943	10,241
inVentiv Health, Inc. (a)	1,324	17,914
Kindred Healthcare, Inc. (a)	700	8,659
Magellan Health Services, Inc. (a)	250	8,205
Medcath Corp. (a)	309	3,634
Medco Health Solutions, Inc. (a)	14,860	677,765
Mednax, Inc. (a)	481	20,265
MWI Veterinary Supply, Inc. (a)	463	16,140
NovaMed, Inc. (a)	1,793	7,082

	Shares	Value
Owens & Minor, Inc.	868	$38,036
Patterson Companies, Inc. (a)	1,155	25,063
Psychiatric Solutions, Inc. (a)	1,599	36,361
Res-Care, Inc. (a)	970	13,871
Triple-S Management Corp., Class B (a)	310	4,833
U.S. Physical Therapy, Inc. (a)	410	6,048
VCA Antech, Inc. (a)	1,000	26,700
		1,461,531
Health Care Technology—0.0%
Cerner Corp. (a)	180	11,212
Quality Systems, Inc.	190	10,823
		22,035
Life Sciences Tools & Services—1.4%
Albany Molecular Research, Inc. (a)	580	4,866
Bio-Rad Laboratories, Inc., Class A (a)	284	21,436
Covance, Inc. (a)	3,550	174,660
Dionex Corp. (a)	402	24,534
ICON PLC, ADR (a)	2,138	46,138
Illumina, Inc. (a)	581	22,624
Life Technologies Corp. (a)	13,375	558,005
Mettler-Toledo International, Inc. (a)	275	21,216
PAREXEL International Corp. (a)	371	5,335
Qiagen NV (a)	20,112	373,299
Thermo Fisher Scientific, Inc. (a)	10,616	432,815
Varian, Inc. (a)	200	7,886
		1,692,814
Pharmaceuticals—2.2%
Abbott Laboratories	11,700	550,368
Bristol-Myers Squibb Co.	9,300	188,883
Eurand NV (a)	1,328	17,264
Johnson & Johnson	11,900	675,920
Myriad Pharmaceuticals, Inc. (a)	107	498
Novartis AG, Registered Shares	8,219	333,925
Perrigo Co.	845	23,474
Roche Holding AG, Genusschein	2,265	308,150
Schering-Plough Corp.	12,200	306,464
Teva Pharmaceutical Industries Ltd., ADR	3,000	148,020
		2,552,966
Industrials—6.9%
Aerospace & Defense—1.8%
AAR Corp. (a)	441	7,078
AerCap Holdings NV (a)	2,000	14,440
Alliant Techsystems, Inc. (a)	300	24,708
BE Aerospace, Inc. (a)	1,820	26,135
Ceradyne, Inc. (a)	430	7,594
Esterline Technologies Corp. (a)	220	5,955
Goodrich Corp.	10,900	544,673
HEICO Corp.	460	16,680
Hexcel Corp. (a)	700	6,671
Honeywell International, Inc.	7,700	241,780
ITT Corp.	485	21,582

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
L-3 Communications Holdings, Inc.	2,475	$171,715
Ladish Co., Inc. (a)	770	9,987
Lockheed Martin Corp.	3,200	258,080
Northrop Grumman Corp.	4,600	210,128
Precision Castparts Corp.	585	42,723
Spirit Aerosystems Holdings, Inc., Class A (a)	1,869	25,680
Stanley, Inc. (a)	400	13,152
Teledyne Technologies, Inc. (a)	633	20,731
United Technologies Corp.	9,362	486,450
		2,155,942
Air Freight & Logistics—0.0%
HUB Group, Inc., Class A (a)	1,050	21,672
Pacer International, Inc.	1,734	3,867
		25,539
Airlines—0.2%
Delta Air Lines, Inc. (a)	2,400	13,896
Ryanair Holdings PLC, ADR (a)	6,342	180,049
Skywest, Inc.	900	9,180
		203,125
Building Products—0.0%
Ameron International Corp.	161	10,794
Builders FirstSource, Inc. (a)	1,578	6,565
Lennox International, Inc.	340	10,917
NCI Building Systems, Inc. (a)	880	2,323
Universal Forest Products, Inc.	260	8,603
		39,202
Commercial Services & Supplies—0.3%
ABM Industries, Inc.	460	8,312
ATC Technology Corp. (a)	530	7,685
Brink's Co.	650	18,870
Comfort Systems USA, Inc.	688	7,052
Consolidated Graphics, Inc. (a)	420	7,316
Ennis, Inc.	28	349
Geo Group, Inc. (a)	1,028	19,100
Mobile Mini, Inc. (a)	1,220	17,898
Republic Services, Inc.	9,900	241,659
Stericycle, Inc. (a)	440	22,673
United Stationers, Inc. (a)	250	8,720
Waste Connections, Inc. (a)	947	24,537
		384,171
Construction & Engineering—0.3%
Dycom Industries, Inc. (a)	890	9,852
EMCOR Group, Inc. (a)	640	12,877
Foster Wheeler AG (a)	1,095	26,006
Granite Construction, Inc.	352	11,715
Jacobs Engineering Group, Inc. (a)	330	13,890
KBR, Inc.	9,550	176,102
KHD Humboldt Wedag International Ltd. (a)	568	4,737
Layne Christensen Co. (a)	310	6,339
Maire Tecnimont SpA	31,876	104,182
Sterling Construction Co., Inc. (a)	97	1,480
		367,180

	Shares	Value
Electrical Equipment—1.1%
A.O. Smith Corp.	600	$19,542
ABB Ltd., Registered Shares (a)	11,018	173,429
Acuity Brands, Inc.	230	6,452
Alstom	2,598	153,766
American Superconductor Corp. (a)	470	12,338
AMETEK, Inc.	625	21,612
AZZ, Inc. (a)	420	14,452
Belden, Inc.	490	8,183
Cooper Industries Ltd., Class A	5,700	176,985
Dongfang Electrical Machinery Co., Ltd., Class H	58	207
GrafTech International Ltd. (a)	1,440	16,286
II-VI, Inc. (a)	939	20,818
Regal-Beloit Corp.	560	22,243
Renewable Energy Corp. AS (a)	10,915	85,343
Roper Industries, Inc.	555	25,147
Vestas Wind Systems A/S (a)	6,543	470,362
		1,227,165
Industrial Conglomerates—0.5%
General Electric Co.	28,566	334,793
McDermott International, Inc. (a)	1,905	38,691
Textron, Inc.	1,955	18,885
Tyco International Ltd.	6,200	161,076
		553,445
Machinery—1.3%
Astec Industries, Inc. (a)	285	8,462
Bucyrus International, Inc.	825	23,562
CIRCOR International, Inc.	320	7,555
Cummins, Inc.	745	26,231
Dynamic Materials Corp.	380	7,326
Eaton Corp.	2,300	102,603
EnPro Industries, Inc. (a)	570	10,266
ESCO Technologies, Inc. (a)	320	14,336
Flowserve Corp.	3,150	219,901
FreightCar America, Inc.	383	6,438
GEA Group AG	9,431	143,067
Harsco Corp.	1,240	35,092
Jain Irrigation Systems Ltd.	20,536	270,745
Joy Global, Inc.	510	18,217
Kadant, Inc. (a)	592	6,684
Kaydon Corp.	490	15,954
Kennametal, Inc.	1,200	23,016
LB Foster Co., Class A (a)	198	5,954
Navistar International Corp. (a)	3,136	136,730
Nordson Corp.	406	15,696
PACCAR, Inc.	1,600	52,016
Pall Corp.	755	20,053
Parker Hannifin Corp.	4,025	172,914
Robbins & Myers, Inc.	390	7,508
SPX Corp.	3,100	151,807
Wabtec Corp.	1,017	32,717
		1,534,850
Marine—0.1%
Alexander & Baldwin, Inc.	700	16,408
Genco Shipping & Trading Ltd.	1,144	24,848
Kirby Corp. (a)	450	14,305
		55,561

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Professional Services—0.4%
CDI Corp.	681	$7,593
Dun & Bradstreet Corp.	1,825	148,208
Exponent, Inc. (a)	440	10,784
Kforce, Inc. (a)	639	5,285
Korn/Ferry International (a)	610	6,490
LECG Corp. (a)	1,145	3,733
Monster Worldwide, Inc. (a)	1,315	15,530
MPS Group, Inc. (a)	1,980	15,127
SGS SA, Registered Shares	152	188,748
		401,498
Road & Rail—0.3%
Arkansas Best Corp.	340	8,959
Canadian Pacific Railway Ltd.	600	23,880
Genesee & Wyoming, Inc., Class A (a)	265	7,025
Heartland Express, Inc.	590	8,685
Landstar System, Inc.	745	26,753
Old Dominion Freight Line, Inc. (a)	990	33,234
Ryder System, Inc.	3,200	89,344
Union Pacific Corp.	2,750	143,165
Werner Enterprises, Inc.	1,150	20,838
		361,883
Trading Companies & Distributors—0.5%
Beacon Roofing Supply, Inc. (a)	1,120	16,195
Fastenal Co.	630	20,897
Kaman Corp.	567	9,469
Mitsui & Co., Ltd.	23,000	270,952
W.W. Grainger, Inc.	3,050	249,734
Watsco, Inc.	198	9,688
		576,935
Transportation Infrastructure—0.1%
Koninklijke Vopak NV (a)	2,982	149,159
Information Technology—9.7%
Communications Equipment—1.7%
3Com Corp. (a)	3,320	15,637
ADC Telecommunications, Inc. (a)	930	7,403
Airvana, Inc. (a)	359	2,287
Anaren, Inc. (a)	638	11,280
Arris Group, Inc. (a)	1,572	19,116
Avocent Corp. (a)	490	6,840
Bel Fuse, Inc., Class B	301	4,828
Black Box Corp.	401	13,421
Brocade Communications Systems, Inc. (a)	1,660	12,981
Cisco Systems, Inc. (a)	25,230	470,287
CommScope, Inc. (a)	7,160	188,022
Comtech Telecommunications Corp. (a)	642	20,467
Corning, Inc.	19,000	305,140
Digi International, Inc. (a)	1,070	10,432
Motorola, Inc.	3,665	24,299
Nokia Oyj	13,406	195,643
Palm, Inc. (a)	590	9,776
Plantronics, Inc.	480	9,077

	Shares	Value
Polycom, Inc. (a)	1,733	$35,128
QUALCOMM, Inc.	13,000	587,600
Riverbed Technology, Inc. (a)	677	15,700
Symmetricom, Inc. (a)	1,180	6,809
Tandberg ASA	1,150	19,414
Tekelec (a)	450	7,573
Tellabs, Inc. (a)	1,800	10,314
		2,009,474
Computers & Peripherals—2.3%
Adaptec, Inc. (a)	1,040	2,756
Apple, Inc. (a)	4,950	705,028
Diebold, Inc.	1,300	34,268
Electronics for Imaging, Inc. (a)	820	8,741
EMC Corp. (a)	49,500	648,450
Hewlett-Packard Co.	13,610	526,026
International Business Machines Corp.	6,450	673,509
NCR Corp. (a)	4,560	53,945
NetApp, Inc. (a)	840	16,565
QLogic Corp. (a)	710	9,003
SanDisk Corp. (a)	1,655	24,312
		2,702,603
Electronic Equipment, Instruments & Components—0.2%
Agilent Technologies, Inc. (a)	900	18,279
Anixter International, Inc. (a)	370	13,908
Arrow Electronics, Inc. (a)	1,500	31,860
AU Optronics Corp., ADR	1,480	14,326
Benchmark Electronics, Inc. (a)	1,080	15,552
Brightpoint, Inc. (a)	7,670	48,091
CPI International, Inc. (a)	682	5,927
CTS Corp.	892	5,843
Electro Scientific Industries, Inc. (a)	700	7,826
LG Display Co., Ltd., ADR	2,145	26,791
Littelfuse, Inc. (a)	370	7,385
Methode Electronics, Inc.	229	1,608
MTS Systems Corp.	380	7,847
NAM TAI Electronics, Inc.	1,609	6,854
Plexus Corp. (a)	244	4,992
TTM Technologies, Inc. (a)	2,130	16,955
		234,044
Internet Software & Services—1.0%
Akamai Technologies, Inc. (a)	595	11,412
Baidu, Inc., ADR (a)	536	161,384
comScore, Inc. (a)	1,210	16,117
Digital River, Inc. (a)	780	28,330
Equinix, Inc. (a)	2,474	179,959
Google, Inc., Class A (a)	1,487	626,904
InfoSpace, Inc. (a)	780	5,171
Sohu.com, Inc. (a)	370	23,247
Switch & Data Facilities Co., Inc. (a)	1,384	16,234
ValueClick, Inc. (a)	1,590	16,727
VeriSign, Inc. (a)	1,680	31,047
VistaPrint Ltd. (a)	270	11,516
Websense, Inc. (a)	1,601	28,562
		1,156,610

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
IT Services—0.3%
Acxiom Corp.	660	$5,828
Alliance Data Systems Corp. (a)	510	21,007
CACI International, Inc., Class A (a)	732	31,264
Cognizant Technology Solutions Corp., Class A (a)	645	17,222
CSG Systems International, Inc. (a)	567	7,507
Cybersource Corp. (a)	710	10,863
Hewitt Associates, Inc., Class A (a)	550	16,379
MasterCard, Inc., Class A	130	21,750
MAXIMUS, Inc.	310	12,788
Paychex, Inc.	455	11,466
Syntel, Inc.	680	21,379
TeleTech Holdings, Inc. (a)	2,395	36,284
Visa, Inc., Class A	2,350	146,311
Wright Express Corp. (a)	490	12,480
		372,528
Semiconductors & Semiconductor Equipment—2.3%
Actel Corp. (a)	484	5,193
Altera Corp.	840	13,675
Analog Devices, Inc.	1,485	36,798
ASML Holding NV	13,591	294,792
Atheros Communications, Inc. (a)	650	12,506
ATMI, Inc. (a)	320	4,970
Broadcom Corp., Class A (a)	5,990	148,492
Cabot Microelectronics Corp. (a)	590	16,691
Cavium Networks, Inc. (a)	1,380	23,198
Cirrus Logic, Inc. (a)	1,500	6,750
Fairchild Semiconductor International, Inc. (a)	1,530	10,695
Hittite Microwave Corp. (a)	350	12,163
Integrated Device Technology, Inc. (a)	2,560	15,462
Intel Corp.	28,850	477,468
International Rectifier Corp. (a)	815	12,070
Intersil Corp., Class A	9,100	114,387
IXYS Corp.	1,230	12,448
KLA-Tencor Corp.	4,400	111,100
Kulicke & Soffa Industries, Inc. (a)	1,802	6,181
Lam Research Corp. (a)	2,060	53,560
Marvell Technology Group Ltd. (a)	18,246	212,383
Maxim Integrated Products, Inc.	10,100	158,469
MEMC Electronic Materials, Inc. (a)	1,420	25,290
MKS Instruments, Inc. (a)	563	7,426
Monolithic Power Systems, Inc. (a)	899	20,147
NVIDIA Corp. (a)	1,405	15,862
OmniVision Technologies, Inc. (a)	808	8,395
ON Semiconductor Corp. (a)	2,300	15,778
Skyworks Solutions, Inc. (a)	2,050	20,049
Texas Instruments, Inc.	19,400	413,220
Tokyo Electron Ltd.	6,400	307,394
Verigy Ltd. (a)	1,999	24,328
Zoran Corp. (a)	757	8,251
		2,625,591

	Shares	Value
Software—1.9%
Activision Blizzard, Inc. (a)	12,346	$155,930
Adobe Systems, Inc. (a)	6,650	188,195
ANSYS, Inc. (a)	644	20,067
Autodesk, Inc. (a)	645	12,242
BMC Software, Inc. (a)	5,040	170,302
Cadence Design Systems, Inc. (a)	3,785	22,332
Citrix Systems, Inc. (a)	800	25,512
Concur Technologies, Inc. (a)	576	17,902
Electronic Arts, Inc. (a)	1,370	29,756
Informatica Corp. (a)	1,052	18,084
Intuit, Inc. (a)	825	23,232
Jack Henry & Associates, Inc.	240	4,980
McAfee, Inc. (a)	760	32,064
Mentor Graphics Corp. (a)	1,370	7,494
Microsoft Corp.	36,010	855,958
MSC.Software Corp. (a)	1,190	7,925
Net 1 UEPS Technologies, Inc. (a)	1,300	17,667
Oracle Corp.	17,450	373,779
Parametric Technology Corp. (a)	660	7,715
Progress Software Corp. (a)	310	6,563
Salesforce.com, Inc. (a)	550	20,994
Solera Holdings, Inc. (a)	610	15,494
Symantec Corp. (a)	10,975	170,771
Synopsys, Inc. (a)	900	17,559
THQ, Inc. (a)	2,140	15,322
		2,237,839
Materials—3.1%
Chemicals—1.5%
Air Products & Chemicals, Inc.	625	40,369
Albemarle Corp.	1,000	25,570
Calgon Carbon Corp. (a)	310	4,306
Celanese Corp., Series A	11,000	261,250
CF Industries Holdings, Inc.	560	41,518
Cytec Industries, Inc.	500	9,310
Ecolab, Inc.	465	18,130
H.B. Fuller Co.	950	17,832
Koppers Holdings, Inc.	611	16,112
Monsanto Co.	3,735	277,660
OM Group, Inc. (a)	550	15,961
Potash Corp. of Saskatchewan, Inc.	2,545	236,812
PPG Industries, Inc.	975	42,803
Praxair, Inc.	1,450	103,051
Shin-Etsu Chemical Co., Ltd.	4,500	207,834
Solutia, Inc. (a)	2,135	12,298
Syngenta AG, Registered Shares	906	210,386
Umicore	3	68
Yara International ASA	5,663	158,588
		1,699,858
Construction Materials—0.2%
CRH PLC	9,234	211,151
Eagle Materials, Inc.	241	6,083
		217,234

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Containers & Packaging—0.3%
Crown Holdings, Inc. (a)	1,100	$26,554
Greif, Inc., Class A	998	44,132
Greif, Inc., Class B	518	20,849
Owens-Illinois, Inc. (a)	6,600	184,866
Packaging Corp. of America	2,503	40,549
		316,950
Metals & Mining—0.9%
Agnico-Eagle Mines Ltd.	510	26,765
Allegheny Technologies, Inc.	350	12,225
BHP Billiton Ltd.	8,603	235,786
Carpenter Technology Corp.	340	7,075
Cliffs Natural Resources, Inc.	1,680	41,110
Compass Minerals International, Inc.	160	8,786
Harry Winston Diamond Corp.	1,637	9,756
Haynes International, Inc. (a)	392	9,290
Newcrest Mining Ltd.	10,303	252,467
Nucor Corp.	6,100	271,023
Olympic Steel, Inc.	486	11,892
RTI International Metals, Inc. (a)	610	10,779
Steel Dynamics, Inc.	9,330	137,431
Walter Energy, Inc.	895	32,435
		1,066,820
Paper & Forest Products—0.2%
Clearwater Paper Corp. (a)	764	19,322
Weyerhaeuser Co.	8,650	263,219
		282,541
Telecommunication Services—1.4%
Diversified Telecommunication Services—1.1%
AT&T, Inc.	25,154	624,825
China Unicom Ltd.	174,000	231,403
Deutsche Telekom AG, Registered Shares	11,218	132,580
Neutral Tandem, Inc. (a)	410	12,103
NTELOS Holdings Corp.	880	16,210
Verizon Communications, Inc.	9,599	294,977
Warwick Valley Telephone Co.	624	7,176
		1,319,274
Wireless Telecommunication Services—0.3%
American Tower Corp., Class A (a)	5,357	168,906
Leap Wireless International, Inc. (a)	445	14,654
Millicom International Cellular SA (a)	260	14,628
NII Holdings, Inc. (a)	910	17,354
SBA Communications Corp., Class A (a)	1,660	40,736
Syniverse Holdings, Inc. (a)	2,155	34,545
		290,823
Utilities—2.2%
Electric Utilities—1.0%
ALLETE, Inc.	450	12,937
American Electric Power Co., Inc.	700	20,223

	Shares	Value
El Paso Electric Co. (a)	710	$9,912
Electricite de France	3,993	194,714
Entergy Corp.	325	25,194
Exelon Corp.	3,800	194,598
FPL Group, Inc.	8,850	503,211
Great Plains Energy, Inc.	540	8,397
Hawaiian Electric Industries, Inc.	350	6,671
Maine & Maritimes Corp.	149	5,178
MGE Energy, Inc.	400	13,420
Northeast Utilities	5,363	119,649
PPL Corp.	620	20,435
UIL Holdings Corp.	470	10,551
		1,145,090
Gas Utilities—0.0%
Questar Corp.	695	21,587
Independent Power Producers & Energy Traders—0.3%
AES Corp. (a)	30,614	355,429
Black Hills Corp.	850	19,541
		374,970
Multi-Utilities—0.8%
Avista Corp.	910	16,207
CH Energy Group, Inc.	280	13,076
NorthWestern Corp.	640	14,567
PG&E Corp.	8,611	331,007
Public Service Enterprise Group, Inc.	4,072	132,869
Sempra Energy	1,200	59,556
Suez Environnement SA	5,774	101,255
Wisconsin Energy Corp.	4,000	162,840
Xcel Energy, Inc.	2,925	53,849
		885,226
Water Utilities—0.1%
Epure International Ltd.	432,000	133,241
Total Common Stocks (cost of $64,647,650)		65,905,263
	Par
CORPORATE FIXED-INCOME BONDS & NOTES—13.3%
Basic Materials—0.8%
Chemicals—0.3%
EI Du Pont de Nemours & Co. 5.000% 07/15/13	$60,000	63,098
Huntsman International LLC 7.875% 11/15/14	330,000	261,525
		324,623
Forest Products & Paper—0.2%
Georgia-Pacific Corp. 8.000% 01/15/24	270,000	229,500
Iron/Steel—0.1%
Nucor Corp. 5.850% 06/01/18	130,000	134,828

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

	Par	Value
Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 04/01/17	$225,000	$226,687
Communications—2.3%
Media—0.7%
Cablevision Systems Corp. 8.000% 04/15/12	230,000	227,700
Comcast Cable Holdings LLC 9.875% 06/15/22	5,000	6,024
Comcast Corp. 7.050% 03/15/33	150,000	159,638
DirecTV Holdings LLC 6.375% 06/15/15	250,000	231,250
News America, Inc. 6.550% 03/15/33	150,000	134,254
Viacom, Inc. 6.125% 10/05/17	75,000	72,887
		831,753
Telecommunication Services—1.6%
AT&T, Inc. 5.100% 09/15/14	160,000	166,206
BellSouth Corp. 6.000% 10/15/11	2,000	2,137
British Telecommunications PLC 5.150% 01/15/13	125,000	124,569
Cricket Communications, Inc. 9.375% 11/01/14	240,000	236,400
Intelsat Corp. 9.250% 06/15/16 (c)	245,000	234,587
Lucent Technologies, Inc. 6.450% 03/15/29	585,000	331,987
New Cingular Wireless Services, Inc. 8.125% 05/01/12	3,000	3,359
8.750% 03/01/31	108,000	131,631
Qwest Communications International, Inc. 7.500% 02/15/14	255,000	232,688
Telefonica Emisiones SAU 5.984% 06/20/11	125,000	131,614
Verizon Wireless Capital LLC 5.550% 02/01/14 (c)	165,000	175,169
Vodafone Group PLC 5.750% 03/15/16	140,000	143,728
		1,914,075
Consumer Cyclical—0.3%
Apparel—0.1%
Levi Strauss & Co. 9.750% 01/15/15	155,000	152,288

	Par	Value
Retail—0.2%
CVS Caremark Corp. 5.750% 06/01/17	$125,000	$125,646
Wal-Mart Stores, Inc. 5.800% 02/15/18	100,000	108,934
		234,580
Consumer Non-Cyclical—0.8%
Beverages—0.2%
Bottling Group LLC 6.950% 03/15/14	100,000	114,058
Miller Brewing Co. 5.500% 08/15/13 (c)	150,000	148,312
		262,370
Food—0.1%
Campbell Soup Co. 4.500% 02/15/19	65,000	63,901
ConAgra Foods, Inc. 6.750% 09/15/11	10,000	10,694
		74,595
Healthcare Services—0.1%
HCA, Inc. PIK, 9.625% 11/15/16	126,000	124,740
Pharmaceuticals—0.4%
Express Scripts, Inc. 5.250% 06/15/12	120,000	123,978
Omnicare, Inc. 6.875% 12/15/15	245,000	221,113
Wyeth 5.500% 02/01/14	145,000	155,184
		500,275
Energy—1.6%
Oil & Gas—0.9%
Canadian Natural Resources Ltd. 5.700% 05/15/17	125,000	126,401
Chesapeake Energy Corp. 6.375% 06/15/15	300,000	267,000
Chevron Corp. 4.950% 03/03/19	150,000	154,994
KCS Energy, Inc. 7.125% 04/01/12	245,000	230,913
Nexen, Inc. 5.875% 03/10/35	150,000	128,526
Talisman Energy, Inc. 6.250% 02/01/38	150,000	135,101
		1,042,935
Oil & Gas Services—0.2%
Halliburton Co. 5.900% 09/15/18	100,000	106,787
Weatherford International Ltd. 5.150% 03/15/13	100,000	99,736
		206,523

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

	Par	Value
Pipelines—0.5%
El Paso Corp. 6.875% 06/15/14	$145,000	$135,320
Enterprise Products Operating LLC 4.600% 08/01/12	100,000	100,684
MarkWest Energy Partners LP 8.500% 07/15/16	165,000	141,900
Plains All American Pipeline LP/PAA Finance Corp. 6.650% 01/15/37	90,000	83,498
TransCanada Pipelines Ltd. 6.350% 05/15/67 (b)	225,000	156,375
		617,777
Financials—5.1%
Banks—2.8%
ANZ National International Ltd. 6.200% 07/19/13 (c)	250,000	257,543
Bank of New York Mellon Corp. 5.125% 08/27/13	200,000	210,519
Capital One Financial Corp. 5.500% 06/01/15	315,000	291,217
Citicorp Lease Pass-Through Trust 8.040% 12/15/19 (c)	575,000	522,891
Credit Suisse/New York 6.000% 02/15/18	160,000	159,732
Deutsche Bank AG/ London 4.875% 05/20/13	150,000	153,971
Goldman Sachs Group, Inc. 6.345% 02/15/34	180,000	145,216
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	250,000	233,136
JPMorgan Chase & Co. 6.000% 01/15/18	250,000	248,352
Keycorp 6.500% 05/14/13	165,000	164,393
Merrill Lynch & Co., Inc. 6.050% 08/15/12 (d)	250,000	250,661
Northern Trust Corp. 4.625% 05/01/14	200,000	205,522
U.S. Bank N.A. 6.300% 02/04/14	250,000	271,518
Wachovia Corp. 4.875% 02/15/14	225,000	219,754
		3,334,425
Diversified Financial Services—1.3%
AGFC Capital Trust I 6.000% 01/15/67 (b)(c)	250,000	52,500
Ameriprise Financial, Inc. 7.300% 06/28/19	130,000	133,030
CDX North America High Yield 8.875% 06/29/13 (c)	264,000	240,240
Citigroup Funding, Inc. 2.000% 03/30/12 (e)	350,000	350,792
General Electric Capital Corp. 2.250% 03/12/12 (e)	350,000	353,097
5.000% 01/08/16	245,000	240,827

	Par	Value
Lehman Brothers Holdings, Inc. 5.750% 07/18/11 (f)(g)	$250,000	$40,000
Morgan Stanley 6.750% 04/15/11	100,000	104,757
		1,515,243
Insurance—0.5%
Chubb Corp. 5.750% 05/15/18	90,000	93,351
Lincoln National Corp. 8.750% 07/01/19	130,000	131,102
MetLife, Inc. 6.817% 08/15/18	130,000	130,924
Principal Life Income Funding Trusts 5.300% 04/24/13	175,000	174,598
Prudential Financial, Inc. 4.500% 07/15/13	2,000	1,880
UnitedHealth Group, Inc. 5.250% 03/15/11	100,000	103,204
		635,059
Real Estate—0.0%
ERP Operating LP 5.200% 04/01/13	1,000	987
Real Estate Investment Trusts (REITs)—0.5%
Health Care Property Investors, Inc. 6.450% 06/25/12	159,000	154,741
Host Hotels & Resorts LP 6.750% 06/01/16	265,000	229,888
Simon Property Group LP 5.750% 12/01/15	150,000	138,147
		522,776
Industrials—0.8%
Aerospace & Defense—0.3%
BE Aerospace, Inc. 8.500% 07/01/18	245,000	230,913
United Technologies Corp. 5.375% 12/15/17	100,000	105,903
		336,816
Miscellaneous Manufacturing—0.2%
Bombardier, Inc. 6.300% 05/01/14 (c)	300,000	262,500
Transportation—0.3%
Burlington Northern Santa Fe Corp. 6.200% 08/15/36	100,000	101,844
Norfolk Southern Corp. 5.750% 04/01/18	115,000	117,583
Union Pacific Corp. 6.650% 01/15/11	100,000	104,945
		324,372
Technology—0.3%
Networking & Telecom Equipment—0.2%
Cisco Systems, Inc. 4.950% 02/15/19	170,000	169,992

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

	Par	Value
Software—0.1%
Oracle Corp. 6.500% 04/15/38	$110,000	$117,166
Utilities—1.3%
Electric—1.1%
Commonwealth Edison Co. 5.950% 08/15/16	125,000	129,970
Consolidated Edison Co. of New York, Inc. 5.850% 04/01/18	100,000	105,074
Energy East Corp. 6.750% 06/15/12	1,000	1,072
Indiana Michigan Power Co. 5.650% 12/01/15	250,000	247,070
NiSource Finance Corp. 5.400% 07/15/14	9,000	8,516
NY State Electric & Gas Corp. 5.750% 05/01/23	1,000	893
Pacific Gas & Electric Co. 5.800% 03/01/37	170,000	170,850
Progress Energy, Inc. 7.750% 03/01/31	100,000	117,484
Southern California Edison Co. 5.000% 01/15/14	150,000	157,685
Texas Competitive Electric Holdings Co., LLC PIK, 10.500% 11/01/16	665,437	294,456
		1,233,070
Gas—0.2%
Atmos Energy Corp. 6.350% 06/15/17	125,000	127,166
Sempra Energy 6.500% 06/01/16	125,000	130,480
		257,646
Total Corporate Fixed-Income Bonds & Notes (cost of $15,973,570)		15,587,601
MORTGAGE-BACKED SECURITIES—12.6%
Federal Home Loan Mortgage Corp. 4.500% 02/01/39	90,660	90,371
5.000% 12/01/35	300,073	306,391
5.000% 06/01/36	366,679	373,769
5.000% 05/01/39	420,000	427,727
5.500% 12/01/20	21,526	22,581
5.500% 01/01/21	355,583	373,618
5.500% 07/01/21	150,577	157,720
5.500% 08/01/21	486,361	509,433
5.500% 12/01/32	43,680	45,351
5.500% 08/01/35	109,392	113,305
5.500% 10/01/35	243,253	251,954
5.500% 11/01/35	672,354	696,405
5.500% 12/01/37	605,327	625,750
6.000% 11/01/14	25,260	26,813
6.500% 05/01/11	6,445	6,822
6.500% 06/01/11	67,760	71,722
6.500% 03/01/26	59,916	64,393
6.500% 06/01/26	78,828	84,717

	Par	Value
6.500% 03/01/27	$25,391	$27,287
6.500% 09/01/28	76,323	82,049
6.500% 06/01/31	184,476	197,969
6.500% 07/01/31	21,971	23,592
6.500% 11/01/32	12,991	13,925
6.500% 11/01/37	462,547	492,089
7.000% 04/01/29	6,035	6,562
7.000% 08/01/31	8,872	9,614
7.500% 01/01/30	17,442	18,894
8.000% 09/01/15	5,263	5,636
12.000% 07/01/20	25,885	27,556
Federal National Mortgage Association 5.000% 02/01/36	857,659	876,253
5.000% 05/01/37	481,157	490,686
5.500% 11/01/21	547,843	574,516
5.500% 05/01/36	895,204	925,968
5.500% 11/01/36	608,510	629,421
5.500% 06/01/38	359,722	371,838
6.000% 07/01/31	22,575	23,818
6.000% 07/01/35	401,938	421,666
6.000% 02/01/36	116,109	121,626
6.000% 04/01/36	24,245	25,397
6.000% 09/01/36	255,721	267,872
6.000% 07/01/37	1,110,517	1,162,247
6.000% 08/01/37	810,867	848,639
6.000% 06/01/38	115,696	121,061
6.000% 03/01/39	346,964	363,126
6.500% 12/01/31	1,624	1,745
6.500% 05/01/33	3,373	3,625
6.500% 08/01/37	178,911	190,795
6.500% 11/01/37	450,026	479,920
6.500% 03/01/38	229,103	244,322
7.000% 07/01/31	11,493	12,591
7.000% 07/01/32	2,663	2,915
7.000% 07/01/37	112,441	122,132
7.500% 09/01/15	6,675	7,094
7.500% 02/01/30	5,440	5,939
7.500% 08/01/31	24,817	27,091
8.000% 04/01/30	1,139	1,243
8.000% 05/01/30	3,835	4,185
Government National Mortgage Association 4.625% 07/20/25 (b)	14,103	14,446
5.000% 04/15/39	548,743	560,661
5.000% 06/15/39	450,000	459,774
6.000% 03/15/29	2,045	2,139
6.500% 05/15/13	15,194	16,239
6.500% 05/15/24	17,094	18,176
6.500% 04/15/29	18,528	19,999
6.500% 05/15/29	10,963	11,833
7.000% 11/15/13	1,892	2,022
7.000% 06/15/31	3,508	3,834
7.000% 06/15/32	875	950
8.000% 03/15/26	118,379	130,579
9.000% 12/15/17	2,062	2,234
Total Mortgage-Backed Securities (cost of $14,158,309)		14,724,632

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

	Par	Value
GOVERNMENT & AGENCY OBLIGATIONS—6.1%
Foreign Government Obligations—0.6%
Province of Ontario 5.450% 04/27/16	$200,000	$213,438
Province of Quebec 4.625% 05/14/18	250,000	247,375
United Mexican States 7.500% 04/08/33	273,000	299,617
		760,430
U.S. Government Agencies—1.0%
Federal Home Loan Bank 5.500% 08/13/14	90,000	100,476
Federal Home Loan Mortgage Corp. 5.500% 08/23/17	910,000	1,023,579
6.750% 03/15/31	20,000	24,794
Federal National Mortgage Association 5.375% 08/15/09 (h)	40,000	40,252
		1,189,101
U.S. Government Obligations—4.5%
U.S. Treasury Bonds 5.375% 02/15/31	2,108,000	2,419,588
U.S. Treasury Inflation Indexed Bond 3.500% 01/15/11	857,570	894,821
U.S. Treasury Notes 0.875% 04/30/11	1,015,000	1,012,026
2.250% 05/31/14	900,000	887,904
		5,214,339
Total Government & Agency Obligations (cost of $7,012,755)		7,163,870
COMMERCIAL MORTGAGE-BACKED SECURITIES—3.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.366% 12/11/49 (b)	310,000	144,261
CS First Boston Mortgage Securities Corp. 4.577% 04/15/37	759,000	742,728
JPMorgan Chase Commercial Mortgage Securities Corp. 4.780% 07/15/42	200,000	135,881
5.440% 06/12/47	580,000	436,743
5.447% 06/12/47	358,000	261,441
5.525% 04/15/43 (b)	989,000	574,564
LB-UBS Commercial Mortgage Trust 5.084% 02/15/31	120,000	116,302
6.510% 12/15/26	710,437	732,761
Merrill Lynch Mortgage Trust 5.415% 11/12/37 (b)	310,000	194,227
Morgan Stanley Capital I 4.970% 12/15/41	73,000	68,338
5.558% 03/12/44 (b)	1,200,000	971,982

	Par	Value
PNC Mortgage Acceptance Corp. 5.910% 03/12/34	$2,921	$2,925
Total Commercial Mortgage-Backed Securities (cost of $5,396,941)		4,382,153
COLLATERALIZED MORTGAGE OBLIGATIONS—3.0%
Agency—1.0%
Federal Home Loan Mortgage Corp. 4.000% 09/15/15	101,895	103,649
4.500% 03/15/21	180,000	187,211
4.500% 08/15/28	597,000	615,570
Federal National Mortgage Association 5.000% 12/25/15	287,632	293,059
		1,199,489
Non-Agency—2.0%
American Mortgage Trust 8.445% 09/27/22 (b)	6,417	3,892
Bear Stearns Adjustable Rate Mortgage Trust 5.507% 02/25/47 (b)	592,391	309,400
Countrywide Alternative Loan Trust 5.250% 03/25/35	46,645	36,485
5.250% 08/25/35	225,249	185,253
5.500% 10/25/35	468,727	348,100
JPMorgan Mortgage Trust 6.041% 10/25/36 (b)	505,718	397,153
Lehman Mortgage Trust 6.500% 01/25/38	503,966	360,257
WaMu Mortgage Pass-Through Certificates 5.687% 02/25/37 (b)	1,043,137	582,186
Washington Mutual Alternative Mortgage Pass-Through Certificates 5.500% 10/25/35	107,194	80,159
Wells Fargo Alternative Loan Trust 5.500% 02/25/35	46,078	40,155
		2,343,040
Total Collateralized Mortgage Obligations (cost of $4,721,136)		3,542,529
ASSET-BACKED SECURITIES—1.8%
Citicorp Residential Mortgage Securities, Inc. 6.080% 06/25/37	340,000	284,532
Ford Credit Auto Owner Trust 5.470% 06/15/12	500,000	522,062
Franklin Auto Trust 5.360% 05/20/16	632,000	624,638
Green Tree Financial Corp. 6.870% 01/15/29	72,963	65,928

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

	Par	Value
Harley-Davidson Motorcycle Trust 5.350% 03/15/13	$526,902	$542,327
Total Asset-Backed Securities (cost of $2,070,483)		2,039,487
	Shares
CONVERTIBLE PREFERRED STOCKS—0.3%
Health Care—0.1%
Pharmaceuticals—0.1%
Schering-Plough Corp., 6.000%	600	136,020
Materials—0.2%
Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold, Inc., 6.750%	2,650	210,490
Total Convertible Preferred Stocks (cost of $271,071)		346,510
PREFERRED STOCK—0.0%
Consumer Discretionary—0.0%
Auto Components—0.0%
Johnson Controls, Inc., 11.500%	300	32,463
Total Preferred Stock (cost of $15,087)		32,463
	Units
RIGHTS—0.0%
Energy—0.0%
Renewable Energy Corp. AS Expires 07/13/09 (a)	3,764	13,463
Total Rights (cost of $16,103)		13,463
	Par
CONVERTIBLE BOND—0.0%
Financials—0.0%
Real Estate Investment Trusts (REITs)—0.0%
Vornado Realty Trust 3.625% 11/15/26 $11,000		9,955
Total Convertible Bonds (cost of $8,757)		9,955
SHORT-TERM OBLIGATION—2.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by U.S. Government Agency obligations with various maturities to 04/26/17, market value $2,754,356 (repurchase proceeds $2,688,002)	2,688,000	2,688,000

Value
Total Short-Term Obligation (cost of $2,688,000)	$2,688,000
Total Investments—99.4% (cost of $116,979,862) (i)	116,435,926
Other Assets & Liabilities, Net—0.6%	726,475
Net Assets—100.0%	$117,162,401

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid, amounted to $2,126,878, which represents 1.8% of net assets.

(d)  Investments in affiliates during the six months ended June 30, 2009:

Security name: Merrill Lynch & Co., Inc. 6.050% 08/15/12

Par as of 12/31/08:	$250,000
Par purchased:	—
Par sold:	—
Par as of 06/30/09:	$250,000
Net realized gain/loss:	—
Interest income earned:	$7,563
Value at end of period:	$250,661

  Effective January 1, 2009, Merrill Lynch is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(e)  Security is guaranteed by the Federal Deposit Insurance Corp.

(f)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2009, the value of this security amounted to $40,000, which represents less than 0.1% of net assets.

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2009 the value of this security amounted to $40,000, which represents less than 0.1% of net assets.

(h)  A portion of this security with a market value of $40,252 is pledged as collateral for open futures contracts.

(i)  Cost for federal income tax purposes is $117,024,777.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund's assets:

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Auto Components	$36,133	$—	$—	$36,133
Automobiles	—	310,815	—	310,815
Distributors	37,475	159,229	—	196,704
Diversified Consumer Services	233,617	269,874	—	503,491
Hotels, Restaurants & Leisure	1,231,148	186,118	—	1,417,266
Household Durables	165,847	—	—	165,847
Internet & Catalog Retail	233,029	82,943	—	315,972
Leisure Equipment & Products	61,838	—	—	61,838
Media	376,819	168,532	—	545,351
Multiline Retail	1,110,028	—	—	1,110,028
Specialty Retail	1,565,926	559	—	1,566,485
Textiles, Apparel & Luxury Goods	316,877	—	—	316,877
	5,368,737	1,178,070	—	6,546,807
Consumer Staples
Beverages	899,981	576,998	—	1,476,979
Food & Staples Retailing	994,145	966	—	995,111
Food Products	386,119	665,298	—	1,051,417
Household Products	897,661	—	—	897,661
Personal Products	678,899	—	—	678,899
Tobacco	813,033	448,842	—	1,261,875
	4,669,838	1,692,104	—	6,361,942
Energy
Energy Equipment & Services	1,428,735	—	—	1,428,735
Oil, Gas & Consumable Fuels	4,458,127	1,045,054	—	5,503,181
	5,886,862	1,045,054	—	6,931,916
Financials
Capital Markets	1,912,601	107,690	—	2,020,291
Commercial Banks	2,657,443	852,080	—	3,509,523
Consumer Finance	15,671	—	—	15,671
Diversified Financial Services	1,332,071	—	—	1,332,071
Insurance	1,757,597	383,659	—	2,141,256
Real Estate Investment Trusts (REITs)	1,066,975	—	—	1,066,975
Real Estate Management & Development	29,588	154,373	—	183,961
Thrifts & Mortgage Finance	122,457	410,061	—	532,518
	8,894,403	1,907,863	—	10,802,266
Health Care
Biotechnology	1,335,266	—	—	1,335,266
Health Care Equipment & Supplies	1,069,762	—	—	1,069,762
Health Care Providers & Services	1,461,531	—	—	1,461,531
Health Care Technology	22,035	—	—	22,035
Life Sciences Tools & Services	1,319,515	373,299	—	1,692,814
Pharmaceuticals	1,910,891	642,075	—	2,552,966
	7,119,000	1,015,374	—	8,134,374

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Industrials
Aerospace & Defense	$2,155,942	$—	$—	$2,155,942
Air Freight & Logistics	25,539	—	—	25,539
Airlines	203,125	—	—	203,125
Building Products	39,202	—	—	39,202
Commercial Services & Supplies	384,171	—	—	384,171
Construction & Engineering	262,998	104,182	—	367,180
Electrical Equipment	344,058	883,107	—	1,227,165
Industrial Conglomerates	553,445	—	—	553,445
Machinery	1,121,038	413,812	—	1,534,850
Marine	55,561	—	—	55,561
Professional Services	212,750	188,748	—	401,498
Road & Rail	361,883	—	—	361,883
Trading Companies & Distributors	305,983	270,952	—	576,935
Transportation Infrastructure	—	149,159	—	149,159
	6,025,695	2,009,960	—	8,035,655
Information Technology
Communications Equipment	1,794,417	215,057	—	2,009,474
Computers & Peripherals	2,702,603	—	—	2,702,603
Electronic Equipment, Instruments & Components	234,044	—	—	234,044
Internet Software & Services	1,156,610	—	—	1,156,610
IT Services	372,528	—	—	372,528
Semiconductors & Semiconductor Equipment	2,023,405	602,186	—	2,625,591
Software	2,237,839	—	—	2,237,839
	10,521,446	817,243	—	11,338,689
Materials
Chemicals	1,122,982	576,876	—	1,699,858
Construction Materials	6,083	211,151	—	217,234
Containers & Packaging	316,950	—	—	316,950
Metals & Mining	578,567	488,253	—	1,066,820
Paper & Forest Products	282,541	—	—	282,541
	2,307,123	1,276,280	—	3,583,403
Telecommunication Services
Diversified Telecommunication Services	955,291	363,983	—	1,319,274
Wireless Telecommunication Services	290,823	—	—	290,823
	1,246,114	363,983	—	1,610,097
Utilities
Electric Utilities	950,376	194,714	—	1,145,090
Gas Utilities	21,587	—	—	21,587
Independent Power Producers & Energy Traders	374,970	—	—	374,970
Multi-Utilities	783,971	101,255	—	885,226
Water Utilities	—	133,241	—	133,241
	2,130,904	429,210	—	2,560,114
Total Common Stocks	54,170,122	11,735,141	—	65,905,263

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
MORTGAGE-BACKED SECURITIES	$—	$14,724,632	$—	$14,724,632
CORPORATE FIXED-INCOME BONDS & NOTES
Basic Materials
Chemicals	—	324,623	—	324,623
Forest Products & Paper	—	229,500	—	229,500
Iron/Steel	—	134,828	—	134,828
Metals & Mining	—	226,687	—	226,687
	—	915,638	—	915,638
Communications
Media	—	831,753	—	831,753
Telecommunication Services	—	1,914,075	—	1,914,075
	—	2,745,828	—	2,745,828
Consumer Cyclical
Apparel	—	152,288	—	152,288
Retail	—	234,580	—	234,580
	—	386,868	—	386,868
Consumer Non-Cyclical
Beverages	—	262,370	—	262,370
Food	—	74,595	—	74,595
Healthcare Services	—	124,740	—	124,740
Pharmaceuticals	—	500,275	—	500,275
	—	961,980	—	961,980
Energy
Oil & Gas	—	1,042,935	—	1,042,935
Oil & Gas Services	—	206,523	—	206,523
Pipelines	—	617,777	—	617,777
	—	1,867,235	—	1,867,235
Financials
Banks	—	3,334,425	—	3,334,425
Diversified Financial Services	—	1,515,243	—	1,515,243
Insurance	—	635,059	—	635,059
Real Estate	—	987	—	987
Real Estate Investment Trusts (REITs)	—	522,776	—	522,776
	—	6,008,490	—	6,008,490
Industrials
Aerospace & Defense	—	336,816	—	336,816
Miscellaneous Manufacturing	—	262,500	—	262,500
Transportation	—	324,372	—	324,372
	—	923,688	—	923,688
Technology
Networking Products	—	169,992	—	169,992
Software	—	117,166	—	117,166
	—	287,158	—	287,158
Utilities
Electric	—	1,233,070	—	1,233,070
Gas	—	257,646	—	257,646
	—	1,490,716	—	1,490,716
Total Corporate Fixed-Income Bonds & Notes	—	15,587,601	—	15,587,601

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
GOVERNMENT & AGENCY OBLIGATIONS
Foreign Government Obligations	$—	$760,430	$—	$760,430
U.S. Government Agencies	—	1,189,101	—	1,189,101
U.S. Government Obligations	5,214,339	—	—	5,214,339
Total Government & Agency Obligations	5,214,339	1,949,531	—	7,163,870
ASSET-BACKED SECURITIES	—	2,039,487	—	2,039,487
COMMERCIAL MORTGAGE-BACKED SECURITIES	—	4,382,153	—	4,382,153
COLLATERALIZED MORTGAGE OBLIGATIONS
Agency	—	1,199,489	—	1,199,489
Non-Agency	—	2,343,040	—	2,343,040
Total Collateralized Mortgage Obligations	—	3,542,529	—	3,542,529
PREFERRED STOCK
Consumer Discretionary
Auto Components	32,463	—	—	32,463
Total Preferred Stock	32,463	—	—	32,463
CONVERTIBLE PREFERRED STOCKS
Health Care
Pharmaceuticals	136,020	—	—	136,020
Materials
Metals & Mining	210,490	—	—	210,490
Total Convertible Preferred Stocks	346,510	—	—	346,510
CONVERTIBLE BOND
Financials
Real Estate Investment Trusts (REITs)	—	9,955	—	9,955
Total Convertible Bond	—	9,955	—	9,955
RIGHTS
Energy	—	13,463	—	13,463
Total Rights	—	13,463	—	13,463
SHORT-TERM OBLIGATION
Repurchase Agreement	—	2,688,000	—	2,688,000
Total Short-Term Obligation	—	2,688,000	—	2,688,000
Total Investments	59,763,434	56,672,492	—	116,435,926
Unrealized appreciation (depreciation) on futures contracts	(1,928)	—	—	(1,928)
Total	$59,761,506	$56,672,492	$—	$116,433,998

See Accompanying Notes to Financial Statements.

Investment Portfolio (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

The following table reconciles asset balances for the six months ended June 30, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Secruities	Balance as of December 31, 2008	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net transfers in to Level 3	Net transfers out of Level 3	Balance as of June 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments held at June 30, 2009
Common Stocks
Industrials
Aerospace & Defense	$2,413	$—	$—	$255	$—	($2,668)	$—	$—	$—	$—
Total	$2,413	$—	$—	$255	$—	($2,668)	$—	$—	$—	$—

The information in the above reconciliations represent fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At June 30, 2009, the Fund held the following open long futures contracts:

Risk Exposure/ Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
Equity Risk
S&P 500 Index Futures	1	$228,875	$234,130	Sept-09	$(5,255)
Interest Rate Risk
10- Year U.S. Treasury	10	1,162,656	1,159,329	Sept-09	3,327
					$(1,928)

For the six months ended June 30, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2008	—	—
Options written	4	$388
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(4)	(388)
Options outstanding at June 30, 2009	—	$—

At June 30, 2009, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Common Stocks	56.3
Corporate Fixed-Income Bonds & Notes	13.3
Mortgage-Backed Securities	12.6
Government & Agency Obligations	6.1
Commercial Mortgage-Backed Securities	3.7
Collateralized Mortgage Obligations	3.0
Asset-Backed Securities	1.8
Convertible Preferred Stocks	0.3
Preferred Stock	0.0	*
Rights	0.0	*
Convertible Bond	0.0	*
	97.1
Short-Term Obligation	2.3
Other Assets & Liabilities, Net	0.6
	100.0

*Rounds to less than 0.1%.

Acronym	Name
ADR	American Depositary Receipt

PIK	Payment-In-Kind

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Unaffiliated investments, at cost	$116,730,093
Affiliated investments, at cost	249,769
Total investments, at cost	116,979,862
Unaffiliated investments, at value	$116,185,265
Affiliated investments, at value	250,661
Total investments, at value	116,435,926
Cash	210,175
Cash collateral for futures contracts	350,000
Foreign currency (cost of $329,793)	329,840
Receivable for:
Investments sold	435,822
Fund shares sold	6,196
Dividends	21,654
Interest	462,051
Foreign tax reclaims	27,994
Expense reimbursement due from investment advisor and distributor	50,018
Trustees' deferred compensation plan	24,641
Prepaid expenses	3,133
Total Assets	118,357,450
Liabilities
Payable for:
Investments purchased	792,697
Fund shares repurchased	194,041
Futures variation margin	3,300
Investment advisory fee	44,363
Administration fee	14,788
Transfer agent fee	69
Trustees' fees	30,929
Audit fee	24,270
Pricing and bookkeeping fees	20,008
Custody fee	26,718
Distribution fees — Class B	6,224
Chief compliance officer expenses	135
Trustees' deferred compensation plan	24,641
Other liabilities	12,866
Total Liabilities	1,195,049
Net Assets	$117,162,401
Net Assets Consist of
Paid-in capital	$147,385,109
Undistributed net investment income	6,258,920
Accumulated net realized loss	(35,896,879)
Net unrealized appreciation (depreciation) on:
Investments	(543,936)
Foreign currency translations	1,693
Foreign capital gains tax	(40,578)
Futures contracts	(1,928)
Net Assets	$117,162,401
Class A
Net assets	$90,437,557
Shares outstanding	9,096,994
Net asset value per share	$9.94
Class B
Net assets	$26,724,844
Shares outstanding	2,704,724
Net asset value per share	$9.88

See Accompanying Notes to Financial Statements.

Statement of Operations

Columbia Asset Allocation Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Interest	$1,296,713
Interest from affiliate	7,563
Dividends	758,365
Foreign taxes withheld	(21,677)
Total Investment Income	2,040,964
Expenses
Investment advisory fee	256,414
Administration fee	85,471
Distribution fees — Class B	33,440
Transfer agent fee	261
Pricing and bookkeeping fees	58,390
Trustees' fees	6,179
Audit fee	22,792
Custody fee	111,476
Chief compliance officer expenses	278
Other expenses	30,774
Total Expenses	605,475
Fees waived or expenses reimbursed by investment advisor	(118,962)
Fees reimbursed by distributor — Class B	(13,366)
Custody earnings credit	(11)
Net Expenses	473,136
Net Investment Income	1,567,828
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Foreign Capital Gains Tax, Futures Contracts and Written Options
Net realized gain (loss) on:
Investments	(16,594,501)
Foreign currency transactions	(12,709)
Futures contracts	(136,510)
Written options	388
Net realized loss	(16,743,332)
Net change in unrealized appreciation (depreciation) on:
Investments	22,161,710
Foreign currency translations	753
Futures contracts	(19,968)
Foreign capital gains tax	(37,133)
Net change in unrealized appreciation (depreciation)	22,105,362
Net Gain	5,362,030
Net Increase Resulting from Operations	$6,929,858

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

Columbia Asset Allocation Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income	$1,567,828	$4,682,302
Net realized loss on investments, foreign currency transactions, futures contracts and written options	(16,743,332)	(18,143,596)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, foreign capital gains tax, futures contracts and written options	22,105,362	(41,311,270)
Net increase (decrease) resulting from operations	6,929,858	(54,772,564)
Distributions to Shareholders
From net investment income:
Class A	—	(4,261,045)
Class B	—	(1,338,187)
From net realized gains:
Class A	—	(15,371,089)
Class B	—	(5,099,906)
Total distributions to shareholders	—	(26,070,227)
Net Capital Stock Transactions	(13,252,392)	(11,205,014)
Total decrease in net assets	(6,322,534)	(92,047,805)
Net Assets
Beginning of period	123,484,935	215,532,740
End of period	$117,162,401	$123,484,935
Undistributed net investment income at end of period	$6,258,920	$4,691,092
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	77,887	$713,117	161,132	$1,880,999
Distributions reinvested	—	—	1,660,925	19,632,134
Redemptions	(1,013,254)	(9,221,585)	(2,446,132)	(29,756,069)
Net decrease	(935,367)	(8,508,468)	(624,075)	(8,242,936)
Class B
Subscriptions	13,808	124,800	350,053	4,465,963
Distributions reinvested	—	—	547,457	6,438,093
Redemptions	(543,919)	(4,868,724)	(1,154,052)	(13,866,134)
Net decrease	(530,111)	(4,743,924)	(256,542)	(2,962,078)

See Accompanying Notes to Financial Statements.

Financial Highlights

Columbia Asset Allocation Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008	2007	2006(a)	2005		2004
Net Asset Value, Beginning of Period	$9.32		$15.25	$15.82	$15.40	$14.83		$13.80
Income from Investment Operations:
Net investment income (b)	0.13		0.35	0.38	0.36	0.33		0.31
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax, futures contracts and written options	0.49		(4.24)	1.06	1.36	0.61		1.04
Total from investment operations	0.62		(3.89)	1.44	1.72	0.94		1.35
Less Distributions to Shareholders:
From net investment income	—		(0.44)	(0.46)	(0.41)	(0.37)		(0.32)
From net realized gains	—		(1.60)	(1.55)	(0.89)	—		—
Total distributions to shareholders	—		(2.04)	(2.01)	(1.30)	(0.37)		(0.32)
Net Asset Value, End of Period	$9.94		$9.32	$15.25	$15.82	$15.40		$14.83
Total return (c)(d)(e)	6.65	%(f)	(28.32)%	9.19%	11.79%	6.53	%(g)	9.99%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.80	%(i)	0.75%	0.75%	0.75%	0.75%		0.75%
Waiver/Reimbursement	0.20	%(i)	0.12%	0.09%	0.04%	0.04%		0.02%
Net investment income (h)	2.79	%(i)	2.75%	2.39%	2.29%	2.28%		2.27%
Portfolio turnover rate	52	%(f)	94%	100%	104%	92%		60%
Net assets, end of period (000s)	$90,438		$93,500	$162,538	$183,605	$187,987		$216,123

(a)  On May 1, 2006, Liberty Asset Allocation Fund, Variable Series was renamed Columbia Asset Allocation Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights

Columbia Asset Allocation Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008	2007	2006(a)	2005		2004
Net Asset Value, Beginning of Period	$9.27		$15.18	$15.75	$15.34	$14.77		$13.75
Income from Investment Operations:
Net investment income (b)	0.12		0.32	0.35	0.33	0.31		0.29
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax, futures contracts and written options	0.49		(4.21)	1.07	1.36	0.61		1.03
Total from investment operations	0.61		(3.89)	1.42	1.69	0.92		1.32
Less Distributions to Shareholders:
From net investment income	—		(0.42)	(0.44)	(0.39)	(0.35)		(0.30)
From net realized gains	—		(1.60)	(1.55)	(0.89)	—		—
Total distributions to shareholders	—		(2.02)	(1.99)	(1.28)	(0.35)		(0.30)
Net Asset Value, End of Period	$9.88		$9.27	$15.18	$15.75	$15.34		$14.77
Total return (c)(d)(e)	6.58	%(f)	(28.45)%	9.07%	11.60%	6.40	%(g)	9.80%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.95	%(i)	0.90%	0.90%	0.90%	0.90%		0.90%
Waiver/Reimbursement	0.30	%(i)	0.22%	0.19%	0.14%	0.14%		0.12%
Net investment income (h)	2.64	%(i)	2.60%	2.24%	2.14%	2.13%		2.12%
Portfolio turnover rate	52	%(f)	94%	100%	104%	92%		60%
Net assets, end of period (000s)	$26,725		$29,985	$52,995	$60,276	$63,836		$68,167

(a)  On May 1, 2006, Liberty Asset Allocation Fund, Variable Series was renamed Columbia Asset Allocation Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Asset Allocation Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective—The Fund seeks total return, consisting of current income and long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price. Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

On January 1, 2009, the Fund adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Futures Contracts—The Fund entered into interest rate futures and stock index futures contracts to manage its exposure to the securities markets and/or to movements in interest rates.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Fund's Statement of Assets and Liabilities.

Options—The Fund had written put options on securities it owns to increase return on instruments. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the amounts paid (call) or offset against the proceeds (put) on the underlying security to determine the realized gain or loss. If the Fund enters into a closing transaction, the Fund will realize a gain or loss, depending on whether the proceeds from the closing transaction are greater or less than the cost of the option.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Treasury Inflation Protected Securities—The Fund may invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statement of Operations.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Foreign Capital Gains Taxes—Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$11,939,605
Long-Term Capital Gains	14,130,622

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$9,208,867
Unrealized depreciation	(9,797,718)
Net unrealized depreciation	$(588,851)

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2016	$9,229,302

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.45%
$1 billion to $1.5 billion	0.40%
Over $1.5 billion	0.35%

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

For the six month period ended June 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.45% of the Fund's average daily net assets.

Sub-Advisory Fee—Nordea Investment Management North America, Inc. ("NIMNAI") has been retained by Columbia to serve as the investment sub-advisor and to manage the portion of the Fund's assets allocated to foreign securities. As the sub-advisor, NIMNAI is responsible for daily investment operations, including placing all orders for the purchase and sale of portfolio securities for foreign stocks of the Fund. Columbia, from the investment advisory fee it receives, pays NIMNAI a monthly sub-advisory fee at the annual rate of 0.40% of the portion of the Fund's average daily net assets managed by NIMNAI.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Effective January 12, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.80% of the Fund's average daily net assets on an annualized basis. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total annual Fund operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 0.95% of the average daily net assets attributable to Class B shares. Columbia or the Distributor, in their discretion, may revise or discontinue these arrangements at any time.

Prior to January 12, 2009, Columbia voluntarily waived fees and/or reimbursed the Fund for certain expenses so that the Fund's ordinary operating expenses did not exceed 0.75% annually of the Fund's average daily net assets. Also, prior to January 12, 2009, the Distributor voluntarily reimbursed the Class B distribution fee in excess of 0.15% when the total operating expenses applicable to Class B shares, including distribution fees, exceeded the annual rate of 0.90% of the Class B shares' average daily net assets.

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other Related Party Transactions—In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended June 30, 2009 was $366.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Derivative Instruments

Derivatives not accounted for as hedging instruments under Statement 133:

	Fair Value of Derivative Instruments
	Asset			Liability
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Futures contracts	Unrealized appreciation	$—	*	Unrealized depreciation	$1,928	*
Total		$—	*		$1,928	*

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Investment Portfolio futures contracts tables. Only current day's variation margin is reported on the Statement of Assets and Liabilities.

	The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2009
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Written Options	Total
Equity Risk
Net realized gain (loss)	$10,460	$(55,619)	$388	$(44,771)
Interest Rate Risk
Net realized gain (loss)	—	(80,891)	—	(80,891)
Total	$10,460	$(136,510)	$388	$(125,662)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Written Options	Total
Equity Risk
Net change in unrealized appreciation (depreciation)	$—	$(24,734)	$—	$(24,734)
Interest Rate Risk
Net change in unrealized appreciation (depreciation)	—	4,766	—	4,766
Total	$—	$(19,968)	$—	$(19,968)

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

Note 7. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $57,163,872 and $67,513,144, respectively, of which $8,682,012 and $11,369,253, respectively, were U.S. Government securities.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under this arrangement.

Note 9. Shares of Beneficial Interest

As of June 30, 2009, the Fund had five shareholders that collectively held 90.0% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

High-Yield Securities Risk—Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Asset-Backed Securities Risk—The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Notes to Financial Statements (continued)

Columbia Asset Allocation Fund, Variable Series / June 30, 2009 (Unaudited)

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Important Information About This Report

A description of the policies and procedures that Columbia Asset Allocation Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19813-0609 (08/09) 09/85356

Columbia Federal Securities Fund,
Variable Series

Columbia Funds Variable Insurance Trust

2009 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Manager's Discussion

Columbia Federal Securities Fund, Variable Series / June 30, 2009

Columbia Federal Securities Fund, Variable Series seeks total return, consisting of current income and capital appreciation.

Jonathan P. Carlson has been the fund's portfolio manager since December 2007.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares underperformed the fund's benchmark, the Citigroup Government/Mortgage Index.1 The fund's return was lower than the average return of its peer group, the Lipper VUF General U.S. Government Funds Classification.2 The fund's relatively long maturity profile at the outset of the period placed it at a competitive disadvantage with respect to its benchmark and peer group.

•  The six-month period was characterized by a sharp rise in interest rates from depressed levels. Yields on two-year Treasury securities rose from 0.76% to 1.11% during the period, while yields on 10-year Treasury securities rose from 2.21% to 3.53%. As interest rates rose, we sought to keep the fund's duration as low as possible. (Duration is a measure of interest-rate sensitivity, similar to but often more useful than maturity, and measured in years.) The fund's stated minimum duration was three years, and the benchmark dipped well below that level in the ultra-low rate environment of late 2008. Although we revised the fund's principal investment strategies in June 2009 to provide more flexibility, the fund's performance lagged the benchmark until this change was effected.

•  The period was also characterized by a heightened tolerance for risk within the fixed-income marketplace. The fund increased its exposure to areas such as asset-backed and commercial mortgage-backed securities and also established a small position in corporate bonds, which had not been represented for some time. Each of these asset classes performed especially well during the second quarter of the year, and the fund benefited accordingly. Meanwhile, the fund deemphasized its prior strategy of buying those asset classes that were being actively supported by the federal government. In particular, the fund decreased its ownership of mortgage-backed securities, which had become richly priced in relation to other asset classes following extensive government purchases.

•  Looking ahead, the government's desire to keep rates down, coupled with a weak economy, argues for lower interest rates. However, the government's various initiatives have also resulted in a massive increase in the supply of Treasury securities, a situation that raises the prospect of higher rates and therefore, higher inflation. Because it is unclear which of these market forces will ultimately win out, we are keeping the fund's duration neutral with respect to its benchmark.

Past performance is no guarantee of future results.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yields and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Citigroup Government/Mortgage Index is a combination of the Citigroup U.S. Government Index and the Citigroup Mortgage Index. The Government Index tracks the performance of the Treasury and government-sponsored indices within the U.S. Broad Investment Grade (BIG) Bond Index. The Mortgage Index tracks the performance of the mortgage component of the U.S. BIG Bond Index, comprising 30- and 15-year GNMA, FNMA and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Federal Securities Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89)	-0.75	5.76	4.74	5.49
Class B (06/01/00)	-0.86	5.47	4.50	5.23
Citigroup Government/ Mortgage Bond Index	-0.35	8.04	5.74	6.21

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class A	10.61	10.53
Class B	10.52	10.43

Annual operating expense ratio (%)*
Class A	0.69
Class B	0.94
Annual operating expense ratio after contractual waivers (%)*
Class A	0.60
Class B	0.85

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/10. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to June 1, 2000, the date on which Class B shares were first offered by the Fund. The returns shown for Class B shares have not been restated to reflect any expense differential, such as distribution (Rule 12b-1) fees between Class A shares and Class B shares. If differences in expenses were reflected, the returns for Class B shares for periods prior to June 1, 2000 would be lower.

2

Understanding Your Expenses

Columbia Federal Securities Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	992.51	1,021.82	2.96	3.01	0.60
Class B	1,000.00	1,000.00	991.42	1,020.58	4.20	4.26	0.85

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Federal Securities Fund, Variable Series / June 30, 2009 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES—44.7%
Federal Home Loan Mortgage Corp. 5.500% 08/01/17	$44,086	$46,577
5.500% 12/01/17	19,475	20,575
5.500% 05/01/37	11,530,322	11,924,763
5.603% 08/01/37 (a)	640,600	670,159
5.709% 06/01/36 (a)	802,766	828,429
5.710% 06/01/37 (a)	579,433	609,322
6.000% 04/01/32	16,248	17,107
6.000% 03/01/38	6,215,820	6,494,682
6.000% 05/01/38	1,774,532	1,854,043
7.000% 06/01/16	7,988	8,517
7.000% 01/01/26	33,621	36,784
7.500% 02/01/23	20,003	21,762
7.500% 05/01/24	5,059	5,506
10.500% 02/01/19	4,706	5,423
11.250% 10/01/09	11	11
12.000% 07/01/13	1,554	1,763
12.000% 07/01/20	18,637	19,840
Federal National Mortgage Association 5.030% 05/01/24	455,000	463,492
5.634% 10/01/37 (a)	532,953	557,271
6.000% 08/01/22	21,661	22,897
6.000% 12/01/23	66,037	69,472
6.000% 02/01/24	74,124	78,146
6.000% 03/01/24	13,144	13,858
6.500% 11/01/23	12,016	12,922
6.500% 01/01/24	18,711	20,137
6.500% 08/01/25	37,973	40,964
6.500% 12/01/25	8,230	8,878
6.500% 01/01/26	7,064	7,620
6.500% 08/01/31	4,152	4,462
6.500% 10/01/37	2,780,721	2,965,433
7.000% 07/01/11	23,474	24,570
7.000% 03/01/15	6,411	6,767
7.000% 03/01/29	82,751	90,856
7.500% 11/01/29	67,611	73,656
8.500% 05/01/30	169,413	184,655
9.000% 05/01/12	2,294	2,394
9.000% 05/01/20	5,491	5,888
10.000% 03/01/16	1,176	1,206
12.250% 09/01/12	6,324	6,757
TBA, 4.500% 07/01/39 (b)	2,800,000	2,793,874
Government National Mortgage Association 4.625% 07/20/22 (a)	16,267	16,661
4.625% 07/20/25 (a)	28,205	28,891
5.000% 04/20/39	6,570,885	6,695,132
6.000% 03/15/29	47,091	49,539
6.500% 10/15/13	11,625	12,425
6.500% 07/15/24	34,807	37,110
6.500% 03/15/28	636,144	687,061
7.000% 09/15/29	20,664	22,572
7.500% 10/15/27	8,378	9,188
7.500% 09/15/29	9,248	10,151
8.500% 04/15/30	433	483

	Par	Value
9.000% 06/15/16	$9,062	$9,814
9.000% 01/15/17	1,694	1,832
9.000% 03/15/17	8,173	8,838
9.000% 01/15/20	4,882	5,294
9.500% 09/15/09	5	6
9.500% 10/15/09	525	534
9.500% 11/15/09	667	677
9.500% 12/15/09	138	140
9.500% 11/15/10	463	481
9.500% 08/15/17	168,852	184,445
9.500% 08/15/22	2,051	2,251
10.000% 11/15/09	451	459
10.000% 06/15/10	17	18
10.000% 10/15/10	775	808
10.000% 11/15/19	6,190	6,700
11.500% 04/15/13	18,706	20,737
11.500% 05/15/13	10,659	11,817
Total Mortgage-Backed Securities (cost of $37,278,772)		37,845,502
GOVERNMENT & AGENCY OBLIGATIONS—33.2%
U.S. Government Agencies—17.9%
AID-Israel 5.500% 04/26/24	2,000,000	2,142,390
Federal Home Loan Banks 2.250% 04/13/12 (c)	3,000,000	3,036,171
5.375% 03/11/16	1,050,000	1,163,175
5.375% 05/18/16 (c)	3,900,000	4,334,016
5.375% 06/10/16	3,600,000	3,986,871
Federal Home Loan Mortgage Corp. 4.875% 06/13/18 (c)	495,000	532,686
		15,195,309
U.S. Government Obligations—15.3%
U.S. Treasury Bonds 6.875% 08/15/25 (c)	737,000	965,585
7.125% 02/15/23 (c)	793,000	1,036,228
U.S. Treasury Notes 0.875% 03/31/11 (c)	465,000	464,364
0.875% 05/31/11 (c)	2,090,000	2,082,497
1.875% 02/28/14	2,430,000	2,367,160
1.875% 04/30/14	1,000	971
3.125% 09/30/13 (c)	5,435,000	5,622,676
3.125% 05/15/19 (c)	401,000	387,843
		12,927,324
Total Government & Agency Obligations (cost of $27,791,236)		28,122,633
CORPORATE FIXED-INCOME BONDS & NOTES—5.1%
Communications—0.2%
Media—0.2%
Comcast Corp. 6.550% 07/01/39	55,000	54,906
6.950% 08/15/37	65,000	67,774

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2009 (Unaudited)

	Par	Value
Time Warner, Inc. 6.500% 11/15/36	$5,000	$4,379
		127,059
Consumer Cyclical—0.1%
Retail—0.1%
CVS Pass-Through Trust 8.353% 07/10/31 (d)	45,000	46,393
Energy—0.1%
Oil & Gas—0.0%
Marathon Oil Corp. 7.500% 02/15/19	30,000	32,744
Pipelines—0.1%
Kinder Morgan Energy Partners LP 5.625% 02/15/15	15,000	15,161
6.850% 02/15/20	15,000	15,375
Plains All American Pipeline LP 6.500% 05/01/18	40,000	40,476
		71,012
Financials—4.6%
Banks—0.7%
Bank of America Corp. 4.875% 01/15/13 (e)	175,000	172,895
Bank of New York Mellon Corp. 5.450% 05/15/19	190,000	195,055
Citigroup, Inc. 6.875% 03/05/38	10,000	8,832
8.500% 05/22/19	105,000	106,810
JPMorgan Chase Capital XX 6.550% 09/29/36	15,000	11,922
Wachovia Corp. 5.500% 05/01/13	60,000	61,980
		557,494
Diversified Financial Services—3.6%
Ameriprise Financial, Inc. 7.300% 06/28/19	25,000	25,583
General Electric Capital Corp. 2.250% 03/12/12	2,900,000	2,925,662
JPMorgan Chase & Co. 7.875% 06/15/10	125,000	130,214
		3,081,459
Insurance—0.3%
Lincoln National Corp. 8.750% 07/01/19	70,000	70,593
MetLife, Inc. 6.750% 06/01/16	90,000	91,625
New York Life Global Funding 4.650% 05/09/13 (d)	70,000	71,002
Principal Life Income Funding Trusts 5.300% 04/24/13	5,000	4,988

	Par	Value
Prudential Financial, Inc. 7.375% 06/15/19	$20,000	$19,637
		257,845
Real Estate Investment Trusts (REITs)—0.0%
Simon Property Group LP 6.750% 05/15/14	10,000	10,048
Utilities—0.1%
Electric—0.1%
Hydro Quebec 8.500% 12/01/29	75,000	97,813
Southern Co. 4.150% 05/15/14	5,000	5,020
		102,833
Gas—0.0%
Sempra Energy 6.500% 06/01/16	5,000	5,219
Total Corporate Fixed-Income Bonds & Notes (cost of $4,241,245)		4,292,106
COMMERCIAL MORTGAGE-BACKED SECURITIES—5.1%
Bear Stearns Commercial Mortgage Securities 4.740% 03/13/40	175,000	167,692
4.933% 02/13/42 (a)	180,000	155,118
Citigroup Commercial Mortgage Trust 4.733% 10/15/41	110,000	93,388
First Union National Bank Commercial Mortgage 6.141% 02/12/34	340,000	341,017
GMAC Commercial Mortgage Securities, Inc. 5.668% 05/10/40 (a)	105,000	103,578
Greenwich Capital Commercial Funding Corp. 5.317% 06/10/36 (a)	380,000	351,088
GS Mortgage Securities Corp. II 4.751% 07/10/39	175,000	148,568
JP Morgan Chase Commercial Mortgage Securities Corp. 4.393% 07/12/37	310,502	302,507
LB-UBS Commercial Mortgage Trust 4.853% 09/15/31	115,000	113,274
5.124% 11/15/32 (a)	100,000	93,589
5.279% 11/15/38	507,546	514,558
Morgan Stanley Capital I 4.970% 12/15/41	130,000	121,698
5.150% 06/13/41	40,000	36,537

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2009 (Unaudited)

	Par	Value
Morgan Stanley Dean Witter Capital I 4.180% 03/12/35	$252,192	$244,187
5.080% 09/15/37	385,000	369,175
5.980% 01/15/39	180,000	183,445
Structured Asset Securities Corp. I.O., 2.171% 02/25/28 (a)	661,041	30
Wachovia Bank Commercial Mortgage Trust 4.980% 11/15/34	290,000	282,272
5.037% 03/15/42	435,000	419,993
5.384% 10/15/44 (a)	35,000	31,661
5.726% 06/15/45	193,580	196,504
Total Commercial Mortgage-Backed Securities (cost of $4,261,103)		4,269,879
ASSET-BACKED SECURITIES—2.9%
BMW Vehicle Lease Trust 2.040% 04/15/11	280,000	280,707
Chase Issuance Trust 2.400% 06/17/13	420,000	416,996
4.260% 05/15/13	415,000	426,951
CPL Transition Funding LLC 5.960% 07/15/15	80,000	85,681
Entergy Gulf States Reconstruction Funding LLC 5.510% 10/01/13	69,830	73,409
Honda Auto Receivables Owner Trust 2.790% 01/15/13	175,000	175,953
Mid-State Trust 7.340% 07/01/35	608,210	470,853
Nissan Auto Receivables Owner Trust 3.800% 10/15/10	419,300	422,540
West Penn Funding LLC Transition Bonds 4.460% 12/27/10 (d)	127,399	129,470
Total Asset-Backed Securities (cost of $2,619,568)		2,482,560
COLLATERALIZED MORTGAGE OBLIGATIONS—2.9%
Agency—1.9%
Federal Home Loan Mortgage Corp. 6.000% 05/15/29	1,555,000	1,607,556
Federal National Mortgage Association 9.250% 03/25/18	23,538	26,094
		1,633,650
Non-Agency—1.0%
American Mortgage Trust 8.445% 09/27/22	2,424	1,470
Citicorp Mortgage Securities, Inc. 10.000% 08/25/17	4,044	4,033

	Par	Value
Comfed Savings Bank 5.647% 01/25/18 (a)(f)	$10,493	$525
First Horizon Asset Securities, Inc. 5.381% 11/25/33 (a)	758,637	492,654
GSMPS Mortgage Loan Trust 7.750% 09/19/27 (a)(d)	348,149	341,441
Nomura Asset Acceptance Corp. 6.664% 05/25/36	194,205	2,031
		842,154
Total Collateralized Mortgage Obligations (cost of $2,878,577)		2,475,804
	Shares
SECURITIES LENDING COLLATERAL—14.5%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.724%) (g)	12,277,397	12,277,397
Total Securities Lending Collateral (cost of $12,277,397)		12,277,397
	Par
SHORT-TERM OBLIGATION—6.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 07/17/13, market value $5,599,063 (repurchase proceeds $5,489,005)	$5,489,000	5,489,000
Total Short-Term Obligations (cost of $5,489,000)		5,489,000
Total Investments—114.9% (cost of $96,836,898) (h)		97,254,881
Obligation to Return Collateral for Securities Loaned—(14.5)%		(12,277,397)
Other Assets & Liabilities, Net—(0.4)%		(283,796)
Net Assets—100.0%		$84,693,688

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(b)  Security purchased on a delayed delivery basis.

(c)  All or a portion of this security was on loan at June 30, 2009. The total market value of securities on loan at June 30, 2009 is $12,037,894.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities, which are not illiquid, amounted to $588,306, which represents 0.7% of net assets.

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2009 (Unaudited)

(e)  Investments in affiliates during the six months ended June 30, 2009:

Security name: Bank of America Corp., 4.875% 01/15/13

Par as of 12/31/08:	$175,000
Par purchased:	—
Par sold:	—
Par as of 06/30/09:	$175,000
Net realized gain/loss:	—
Interest income earned:	$4,266
Value at end of period:	$172,895

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of this security amounted to $525, which represents less than 0.1% of net assets.

(g)  Investment made with cash collateral received from securities lending activity.

(h)  Cost for federal income tax purposes is $96,932,181.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
MORTGAGE-BACKED SECURITIES	$2,793,874	$35,051,628	$—	$37,845,502
GOVERNMENT & AGENCY OBLIGATIONS
U.S. Government Agencies	—	15,195,309	—	15,195,309
U.S. Government Obligations	12,927,324	—	—	12,927,324
Total Government & Agency Obligations	12,927,324	15,195,309	—	28,122,633
CORPORATE FIXED-INCOME BONDS & NOTES
Communications
Media	—	127,059	—	127,059
Consumer Cyclical
Retail	—	46,393	—	46,393
Energy
Oil & Gas	—	32,744	—	32,744
Pipelines	—	71,012	—	71,012
	—	103,756	—	103,756
Financials
Banks	—	557,494	—	557,494
Diversified Financial Services	—	3,081,459	—	3,081,459
Insurance	—	257,845	—	257,845
Real Estate Investment Trusts (REITs)	—	10,048	—	10,048
	—	3,906,846	—	3,906,846
Utilities
Electric	—	102,833	—	102,833
Gas	—	5,219	—	5,219
	—	108,052	—	108,052
Total Corporate Fixed-Income Bonds & Notes	—	4,292,106	—	4,292,106

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMERCIAL MORTGAGE-BACKED SECURITIES	$—	$4,269,879	$—	$4,269,879
ASSET-BACKED SECURITIES	—	2,482,560	—	2,482,560
COLLATERALIZED MORTGAGE OBLIGATIONS
Agency	—	1,633,650	—	1,633,650
Non-Agency	—	841,629	525	842,154
Total Collateralized Mortgage Obligations	—	2,475,279	525	2,475,804
SECURITIES LENDING COLLATERAL	12,277,397	—	—	12,277,397
SHORT-TERM OBLIGATION
Repurchase Agreement	—	5,489,000	—	5,489,000
Total Short-Term Obligation	—	5,489,000	—	5,489,000
Total Investments	$27,998,595	$69,255,761	$525	$97,254,881

See Accompanying Notes to Financial Statements.

7

Investment Portfolio (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2009 (Unaudited)

The following table reconciles asset balances for the six months ended June 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2008	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net transfers in to Level 3	Net transfers out of Level 3	Balance as of June 30, 2009	Change in Unrealized Appreciation (Depreciation) from Investments held at June 30, 2009
Collateralized Mortgage Obligations	$547	$—	$21	$410	$—	$(453)	$—	$—	$525	$410
Total	$547	$—	$21	$410	$—	$(453)	$—	$—	$525	$410

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized gains attributable to securities owned at June 30, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $410. This amount is included in net change in unrealized depreciation on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the Accompanying Notes to Financial Statements

At June 30, 2009, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Mortgage-Backed Securities	44.7
Government & Agency Obligations	33.2
Corporate Fixed-Income Bonds & Notes	5.1
Commercial Mortgage-Backed Securities	5.1
Asset-Backed Securities	2.9
Collateralized Mortgage Obligations	2.9
93.9
Securities Lending Collateral	14.5
Short-Term Obligation	6.5
Obligation to Return Collateral for Securities Loaned	(14.5)
Other Assets & Liabilities, Net	(0.4)
100.0

Acronym	Name
I.O.	Interest Only

TBA	To Be Announced

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities

Columbia Federal Securities Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Unaffiliated investments, at cost	$96,662,878
Affiliated investments, at cost	174,020
Total investments, at cost	96,836,898
Unaffiliated investments, at value (including securities on loan of $12,037,894)	$97,081,986
Affiliated investments, at value	172,895
Total investments, at value	97,254,881
Cash	872
Receivable for:
Fund shares sold	2,266,730
Interest	498,837
Securities lending	9,436
Expense reimbursement due from investment advisor	4,980
Trustees' deferred compensation plan	18,553
Prepaid expenses	2,215
Total Assets	100,056,504
Liabilities
Collateral on securities loaned	12,277,397
Payable for:
Investments purchased	15,451
Investments purchased on a delayed delivery basis	2,773,575
Fund shares repurchased	184,131
Investment advisory fee	25,694
Administration fee	10,102
Transfer agent fee	46
Trustees' fees	385
Audit fee	21,396
Pricing and bookkeeping fees	9,764
Custody fee	1,993
Distribution fees — Class B	10,553
Chief compliance officer expenses	226
Trustees' deferred compensation plan	18,553
Other liabilities	13,550
Total Liabilities	15,362,816
Net Assets	$84,693,688
Net Assets Consist of
Paid-in capital	$81,839,964
Undistributed net investment income	7,175,309
Accumulated net realized loss	(4,739,568)
Net unrealized appreciation (depreciation) on investments	417,983
Net Assets	$84,693,688
Class A
Net assets	$35,137,318
Shares outstanding	3,338,297
Net asset value per share	$10.53
Class B
Net assets	$49,556,370
Shares outstanding	4,751,585
Net asset value per share	$10.43

See Accompanying Notes to Financial Statements.

9

Statement of Operations

Columbia Federal Securities Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Interest	$1,888,071
Interest from affiliates	4,266
Securities lending	83,075
Dollar roll fee income	47,171
Total Investment Income	2,022,583
Expenses
Investment advisory fee	166,977
Administration fee	65,912
Distribution fees — Class B	62,774
Transfer agent fee	171
Pricing and bookkeeping fees	30,214
Trustees' fees	8,723
Custody fee	6,761
Audit fee	21,117
Chief compliance officer expenses	320
Other expenses	23,962
Expenses before interest expense	386,931
Interest expense	1,889
Total Expenses	388,820
Fees waived or expenses reimbursed by investment advisor	(62,533)
Custody earnings credit	(6)
Net Expenses	326,281
Net Investment Income	1,696,302
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized gain (loss) on:
Investments	693,629
Futures contracts	(1,615)
Net realized gain	692,014
Net change in unrealized appreciation (depreciation) on:
Investments	(3,718,275)
Futures contracts	346,717
Net change in unrealized appreciation (depreciation)	(3,371,558)
Net Loss	(2,679,544)
Net Decrease Resulting from Operations	$(983,242)

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets

Columbia Federal Securities Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income	$1,696,302	$5,396,219
Net realized gain on investments and futures contracts	692,014	1,407,204
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(3,371,558)	1,774,609
Net increase (decrease) resulting from operations	(983,242)	8,578,032
Distributions to Shareholders
From net investment income:
Class A	—	(2,922,107)
Class B	—	(4,071,368)
Total distributions to shareholders	—	(6,993,475)
Net Capital Stock Transactions	(15,000,112)	(35,620,771)
Total decrease in net assets	(15,983,354)	(34,036,214)
Net Assets
Beginning of period	100,677,042	134,713,256
End of period	$84,693,688	$100,677,042
Undistributed net investment income at end of period	$7,175,309	$5,479,007
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	138,088	$1,448,366	194,390	$2,043,303
Distributions reinvested	—	—	295,760	2,922,107
Redemptions	(1,131,477)	(11,800,082)	(1,595,805)	(16,752,339)
Net decrease	(993,389)	(10,351,716)	(1,105,655)	(11,786,929)
Class B
Subscriptions	249,664	2,602,299	197,033	2,033,894
Distributions reinvested	—	—	415,022	4,071,368
Redemptions	(696,660)	(7,250,695)	(2,896,795)	(29,939,104)
Net decrease	(446,996)	(4,648,396)	(2,284,740)	(23,833,842)

See Accompanying Notes to Financial Statements.

11

Financial Highlights

Columbia Federal Securities Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008		2007	2006(a)	2005		2004
Net Asset Value, Beginning of Period	$10.61		$10.47		$10.48	$10.71	$11.09		$11.20
Income from Investment Operations:
Net investment income (b)	0.21		0.49		0.48	0.50	0.43		0.47
Net realized and unrealized gain (loss) on investments and futures contracts	(0.29)		0.31		0.13	(0.11)	(0.16)		(0.01)
Total from investment operations	(0.08)		0.80		0.61	0.39	0.27		0.46
Less Distributions to Shareholders:
From net investment income	—		(0.66)		(0.62)	(0.62)	(0.61)		(0.56)
From net realized gains	—		—		—	—	(0.04)		(0.01)
Total distributions to shareholders	—		0.66		(0.62)	(0.62)	(0.65)		(0.57)
Net Asset Value, End of Period	$10.53		$10.61		$10.47	$10.48	$10.71		$11.09
Total return (c)(d)	(0.75	)%(e)(f)	8.09	%(e)	6.19%	3.72%	2.58	%(e)	4.15%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	0.60	%(h)	0.69%		0.68%	0.66%	0.63%		0.65%
Interest expense	—	%(h)(i)	—	%(i)	—	—	—		—
Net expenses (g)	0.60	%(h)	0.69%		0.68%	0.66%	0.63%		0.65%
Waiver/Reimbursement	0.14	%(h)	0.01%		—	—	—	%(i)	—
Net investment income (g)	4.01	%(h)	4.71%		4.63%	4.71%	4.00%		4.27%
Portfolio turnover rate (j)	124	%(f)	206%		199%	89%	127%		14%
Net assets, end of period (000s)	$35,137		$45,962		$56,942	$65,660	$82,056		$99,943

(a)  On May 1, 2006, Liberty Federal Securities Fund, Variable Series was renamed Columbia Federal Securities Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Portfolio turnover excludes dollar roll transactions.

See Accompanying Notes to Financial Statements.

12

Financial Highlights

Columbia Federal Securities Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008		2007	2006(a)	2005		2004
Net Asset Value, Beginning of Period	$10.52		$10.39		$10.40	$10.64	$11.01		$11.12
Income from Investment Operations:
Net investment income (b)	0.19		0.47		0.45	0.47	0.40		0.44
Net realized and unrealized gain (loss) on investments and futures contracts	(0.28)		0.30		0.14	(0.12)	(0.15)		(0.01)
Total from investment operations	(0.09)		0.77		0.59	0.35	0.25		0.43
Less Distributions to Shareholders:
From net investment income	—		(0.64)		(0.60)	(0.59)	(0.58)		(0.53)
From net realized gains	—		—		—	—	(0.04)		(0.01)
Total distributions to shareholders	—		(0.64)		(0.60)	(0.59)	0.62		(0.54)
Net Asset Value, End of Period	$10.43		$10.52		$10.39	$10.40	$10.64		$11.01
Total return (c)(d)(e)	(0.86	)%(f)	7.81%		5.97%	3.39%	2.43%		3.92%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	0.85	%(h)	0.89%		0.90%	0.90%	0.88%		0.90%
Interest expense	—	%(h)(i)	—	%(i)	—	—	—		—
Net expenses (g)	0.85	%(h)	0.89%		0.90%	0.90%	0.88%		0.90%
Waiver/Reimbursement	0.14	%(h)	0.06%		0.03%	0.01%	—	%(i)	—	%(i)
Net investment income (g)	3.75	%(h)	4.50%		4.41%	4.48%	3.74%		4.02%
Portfolio turnover rate (j)	124	%(f)	206%		199%	89%	127%		14%
Net assets, end of period (000s)	$49,556		$54,715		$77,771	$83,616	$92,884		$103,141

(a)  On May 1, 2006, Liberty Federal Securities Fund, Variable Series was renamed Columbia Federal Securities Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

(j)  Portfolio turnover excludes dollar roll transactions.

See Accompanying Notes to Financial Statements.

13

Notes to Financial Statements

Columbia Federal Securities Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Federal Securities Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective—The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

14

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

On January 1, 2009 the Fund adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Futures Contracts—The Fund entered into interest rate futures to manage its exposure to movements in interest rates.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Fund's Statement of Assets and Liabilities.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Mortgage Dollar Roll Transactions—The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of mortgage dollar rolls using "to be announced" mortgage-backed securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

15

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2009 (Unaudited)

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the investment advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Interest Only Securities—The Fund may invest in Interest Only Securities ("IOs"). IOs are stripped mortgage backed securities entitled to receive all of the security's interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$6,993,475

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$1,461,803
Unrealized depreciation	(1,139,103)
Net unrealized appreciation	$322,700

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2013	$1,095,747
2014	2,884,088
$3,979,835

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the

16

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2009 (Unaudited)

computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.38%
$500 million to $1 billion	0.33%
$1 billion to $1.5 billion	0.30%
$1.5 billion to $3 billion	0.27%
$3 billion to $6 billion	0.26%
Over $6 billion	0.25%

For the six month period ended June 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.38% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has contractually agreed to bear a portion of the Fund's expenses through April 30, 2010 so that the Fund's ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to

17

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2009 (Unaudited)

overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% annually of the Fund's average daily net assets.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other Related Party Transactions—In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended June 30, 2009 was $29,772.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Derivative Instruments

Derivatives not accounted for as hedging instruments under Statement 133:

Fair Value of Derivative Instruments
	Asset			Liability
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Futures contracts	Unrealized appreciation	$—	*	Unrealized depreciation	$—	*
Total		$—	*		$—	*

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Investment Portfolio futures contracts tables. Only current day's variation margin is reported on the Statement of Assets and Liabilities.

	The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2009
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Total
Net realized gain (loss) on futures contracts	$(1,615)	$(1,615)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Total
Net change in unrealized appreciation (depreciation) on futures contracts	$346,717	$346,717

18

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2009 (Unaudited)

Note 7. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $109,206,701 and $128,443,690, respectively, of which $96,296,068 and $121,130,587, respectively, were U.S. Government securities.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the average daily loan balance outstanding on days where borrowing existed was $7,727,273 at a weighted average interest rate of 0.80%.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 10. Shares of Beneficial Interest

As of June 30, 2009, the Fund had three shareholders that collectively held 85.0% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 11. Significant Risks and Contingencies

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia

19

Notes to Financial Statements (continued)

Columbia Federal Securities Fund, Variable Series / June 30, 2009 (Unaudited)

Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

20

Important Information About This Report

A description of the policies and procedures that Columbia Federal Securities Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19814-0609 (08/09) 09/85105

Columbia Large Cap Value Fund, Variable Series

Columbia Funds Variable Insurance Trust

2009 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Large Cap Value Fund, Variable Series / June 30, 2009

Columbia Large Cap Value Fund, Variable Series seeks long-term capital appreciation.

Lori J. Ensinger, Diane L. Sobin, David I. Hoffman and Noah J. Petrucci have co-managed the fund since June 2005.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares outpaced its benchmark, the Russell 1000 Value Index1 and the average return of its peer group, the Lipper VUF Large-Cap Value Funds Classification2. The fund's strong showing relative to both its benchmark and peers was due primarily to stock selection, led by holdings in the energy, materials and health care sectors.

•  A concentration in oil-sensitive energy companies drove returns as oil prices rebounded during the period. Standouts included Occidental Petroleum, Petroleo Brasileiro, and deep water driller Transocean (1.7%, 0.8% and 1.2% of net assets, respectively). Large multi-national materials companies, influenced by reduced commodity supply, benefited the fund as commodity prices increased. Freeport-McMoRan Copper & Gold (0.9% of net assets) was helped by rising copper prices. Prospects of government fiscal stimulus plans boosted life science tools and technology holdings, including Thermo Fisher Scientific and Life Technologies (1.4% and 1.2% of net assets, respectively). Drug maker Schering-Plough (2.3% of net assets) was a standout performer, as its merger with another major drug company nears. Exposure to the commercial aerospace group, including Goodrich (1.2% of net assets), aided returns due to increased air travel and more productive use of aircraft by airlines requiring steady repair and maintenance. An emphasis on stable and defensive technology companies such as International Business Machines and BMC Software (1.1% and 0.7% of net assets, respectively) also helped.

•  An underweight position in the strong-performing auto industry detracted from relative returns. The fund was also underexposed to media companies, which had a positive six-month period. Regional banks Zions Bancorporation (0.5% of net assets) and SunTrust Banks (sold before the end of the period) hurt returns due to capital concerns and an increased potential for loan losses in the beaten down western, southwestern and southeastern real estate markets. Pricing cycle concerns hit insurance brokers during the period, but we continue to believe that their balance sheets compare favorably to those of life insurers or banks.

•  Amid a volatile market environment, we believe that the fund is well-positioned to benefit from its strategy of identifying attractively valued companies with the potential for a return to more normal earnings levels and profitability once the markets stabilize. In analyzing opportunities, we look for companies with the potential to expand their operating margins through revenue growth as economic growth picks up.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. The price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Large Cap Value Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (07/05/94)	2.50	-24.84	-1.89	-0.66
Class B (06/01/00)	2.30	-25.05	-2.13	-0.84
Russell 1000
Value Index	-2.87	-29.03	-2.13	-0.15

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class A	9.59	9.83
Class B	9.55	9.77

Annual operating expense ratio (%)*
Class A	0.88
Class B	1.13

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to June 1, 2000, the date on which Class B shares were first offered by the fund. The returns shown for Class B shares have not been restated to reflect any differences in expenses, such as distribution (Rule 12b-1) fees, between Class A shares and Class B shares. If differences in expenses were reflected, the returns for Class B shares shown for the periods prior to June 1, 2000 would be lower.

2

Understanding Your Expenses

Columbia Large Cap Value Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.99	1,020.83	4.02	4.01	0.80
Class B	1,000.00	1,000.00	1,023.01	1,019.69	5.17	5.16	1.03

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Large Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—96.3%
Consumer Discretionary—7.4%
Hotels, Restaurants & Leisure—2.9%
Carnival Corp.	55,700	$1,435,389
McDonald's Corp.	16,005	920,127
Starwood Hotels & Resorts Worldwide, Inc.	22,800	506,160
		2,861,676
Household Durables—0.2%
DR Horton, Inc.	26,100	244,296
Multiline Retail—2.5%
J.C. Penney Co., Inc.	37,700	1,082,367
Nordstrom, Inc.	68,000	1,352,520
		2,434,887
Specialty Retail—1.8%
Lowe's Companies, Inc.	91,900	1,783,779
Consumer Staples—6.0%
Beverages—0.9%
Diageo PLC, ADR	15,457	884,913
Food & Staples Retailing—0.5%
Wal-Mart Stores, Inc.	10,700	518,308
Food Products—0.5%
JM Smucker Co.	10,000	486,600
Household Products—1.8%
Procter & Gamble Co.	34,200	1,747,620
Personal Products—1.1%
Avon Products, Inc.	42,934	1,106,839
Tobacco—1.2%
Philip Morris International, Inc.	25,816	1,126,094
Energy—17.2%
Energy Equipment & Services—2.9%
Halliburton Co.	24,548	508,144
Nabors Industries Ltd. (a)	79,200	1,233,936
Transocean Ltd. (a)	15,700	1,166,353
		2,908,433
Oil, Gas & Consumable Fuels—14.3%
Chevron Corp.	25,400	1,682,750
EOG Resources, Inc.	19,500	1,324,440
Exxon Mobil Corp.	63,494	4,438,865
Hess Corp.	25,100	1,349,125
Marathon Oil Corp.	28,500	858,705
Newfield Exploration Co. (a)	24,600	803,682
Occidental Petroleum Corp.	25,400	1,671,574
Petroleo Brasileiro SA, ADR	18,300	749,934
Williams Companies, Inc.	75,400	1,176,994
		14,056,069

	Shares	Value
Financials—26.6%
Capital Markets—5.9%
Bank of New York Mellon Corp.	45,300	$1,327,743
Goldman Sachs Group, Inc.	18,100	2,668,664
Morgan Stanley	65,400	1,864,554
		5,860,961
Commercial Banks—8.4%
BB&T Corp.	44,500	978,110
Fifth Third Bancorp	64,200	455,820
PNC Financial Services Group, Inc.	43,190	1,676,204
U.S. Bancorp	136,646	2,448,696
Wells Fargo & Co.	93,010	2,256,423
Zions Bancorporation	38,200	441,592
		8,256,845
Diversified Financial Services—4.5%
JPMorgan Chase & Co.	129,692	4,423,794
Insurance—4.9%
ACE Ltd.	23,003	1,017,423
AON Corp.	20,500	776,335
Axis Capital Holdings Ltd.	39,200	1,026,256
Marsh & McLennan Companies, Inc.	49,800	1,002,474
Prudential Financial, Inc.	26,698	993,699
		4,816,187
Real Estate Investment Trusts (REITs)—2.9%
Plum Creek Timber Co., Inc.	32,700	973,806
Rayonier, Inc.	30,300	1,101,405
Simon Property Group, Inc.	14,967	769,753
		2,844,964
Health Care—9.9%
Biotechnology—1.4%
Amgen, Inc. (a)	26,500	1,402,910
Health Care Providers & Services—1.4%
Medco Health Solutions, Inc. (a)	30,700	1,400,227
Life Sciences Tools & Services—2.6%
Life Technologies Corp. (a)	28,500	1,189,020
Thermo Fisher Scientific, Inc. (a)	32,800	1,337,256
		2,526,276
Pharmaceuticals—4.5%
Abbott Laboratories	16,500	776,160
Johnson & Johnson	36,900	2,095,920
Schering-Plough Corp.	59,600	1,497,152
		4,369,232
Industrials—9.3%
Aerospace & Defense—5.2%
Goodrich Corp.	23,100	1,154,307
Honeywell International, Inc.	30,300	951,420
L-3 Communications Holdings, Inc.	9,900	686,862
Northrop Grumman Corp.	21,300	972,984
United Technologies Corp.	26,330	1,368,107
		5,133,680

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Construction & Engineering—0.8%
KBR, Inc.	40,700	$750,508
Electrical Equipment—0.7%
Cooper Industries Ltd., Class A	22,000	683,100
Industrial Conglomerates—1.4%
General Electric Co.	116,927	1,370,385
Machinery—1.2%
Eaton Corp.	10,700	477,327
Navistar International Corp. (a)	10,819	471,708
PACCAR, Inc.	7,400	240,574
		1,189,609
Information Technology—5.7%
Computers & Peripherals—2.5%
EMC Corp. (a)	107,300	1,405,630
International Business Machines Corp.	9,900	1,033,758
		2,439,388
Semiconductors & Semiconductor Equipment—2.5%
Intel Corp.	33,100	547,805
Intersil Corp., Class A	34,000	427,380
KLA-Tencor Corp.	20,000	505,000
Lam Research Corp. (a)	8,030	208,780
Marvell Technology Group Ltd. (a)	12,987	151,169
Texas Instruments, Inc.	27,400	583,620
		2,423,754
Software—0.7%
BMC Software, Inc. (a)	20,700	699,453
Materials—4.0%
Chemicals—1.7%
Monsanto Co.	11,400	847,476
Potash Corp. of Saskatchewan, Inc.	9,500	883,975
		1,731,451
Metals & Mining—1.3%
Nucor Corp.	27,900	1,239,597
Paper & Forest Products—1.0%
Weyerhaeuser Co.	32,600	992,018
Telecommunication Services—4.2%
Diversified Telecommunication Services—4.2%
AT&T, Inc.	118,484	2,943,142
Verizon Communications, Inc.	38,945	1,196,780
		4,139,922
Utilities—6.0%
Electric Utilities—3.1%
Exelon Corp.	20,500	1,049,805
FPL Group, Inc.	28,200	1,603,452
Northeast Utilities	16,637	371,171
		3,024,428

	Shares	Value
Independent Power Producers & Energy Traders—0.3%
AES Corp. (a)	22,083	$256,384
Multi-Utilities—2.6%
PG&E Corp.	35,930	1,381,149
Public Service Enterprise Group, Inc.	17,872	583,164
Wisconsin Energy Corp.	15,700	639,147
		2,603,460
Total Common Stocks (cost of $91,761,190)		94,738,047
CONVERTIBLE PREFERRED STOCKS—1.6%
Health Care—0.8%
Pharmaceuticals—0.8%
Schering-Plough Corp., 6.000%	3,400	770,780
Materials—0.8%
Metals & Mining—0.8%
Freeport-McMoRan Copper & Gold, Inc., 6.750%	10,800	857,844
Total Convertible Preferred Stocks (cost of $1,349,576)		1,628,624
	Par
SHORT-TERM OBLIGATION—2.7%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.000001%, collateralized by a U.S. Treasury obligation maturing 02/12/15, market value $2,685,465 (repurchase proceeds $2,630,000)	$2,630,000	2,630,000
Total Short-Term Obligation (cost of $2,630,000)		2,630,000
Total Investments—100.6% (cost of $95,740,766) (b)		98,996,671
Other Assets & Liabilities, Net—(0.6)%		(616,628)
Net Assets—100.0%		$98,380,043

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $95,740,766.

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

The following table summarizes the inputs used, as of June 30, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Hotels, Restaurants & Leisure	$2,861,676	$—	$—	$2,861,676
Household Durables	244,296	—	—	244,296
Multiline Retail	2,434,887	—	—	2,434,887
Specialty Retail	1,783,779	—	—	1,783,779
	7,324,638	—	—	7,324,638
Consumer Staples
Beverages	884,913	—	—	884,913
Food & Staples Retailing	518,308	—	—	518,308
Food Products	486,600	—	—	486,600
Household Products	1,747,620	—	—	1,747,620
Personal Products	1,106,839	—	—	1,106,839
Tobacco	1,126,094	—	—	1,126,094
	5,870,374	—	—	5,870,374
Energy
Energy Equipment & Services	2,908,433	—	—	2,908,433
Oil, Gas & Consumable Fuels	14,056,069	—	—	14,056,069
	16,964,502	—	—	16,964,502
Financials
Capital Markets	5,860,961	—	—	5,860,961
Commercial Banks	8,256,845	—	—	8,256,845
Diversified Financial Services	4,423,794	—	—	4,423,794
Insurance	4,816,187	—	—	4,816,187
Real Estate Investment Trusts (REITs)	2,844,964	—	—	2,844,964
	26,202,751	—	—	26,202,751
Health Care
Biotechnology	1,402,910	—	—	1,402,910
Health Care Providers & Services	1,400,227	—	—	1,400,227
Life Sciences Tools & Services	2,526,276	—	—	2,526,276
Pharmaceuticals	4,369,232	—	—	4,369,232
	9,698,645	—	—	9,698,645
Industrials
Aerospace & Defense	5,133,680	—	—	5,133,680
Construction & Engineering	750,508	—	—	750,508
Electrical Equipment	683,100	—	—	683,100
Industrial Conglomerates	1,370,385	—	—	1,370,385
Machinery	1,189,609	—	—	1,189,609
	9,127,282	—	—	9,127,282
Information Technology
Computers & Peripherals	2,439,388	—	—	2,439,388
Semiconductors & Semiconductor Equipment	2,423,754	—	—	2,423,754
Software	699,453	—	—	699,453
	5,562,595	—	—	5,562,595
Materials
Chemicals	1,731,451	—	—	1,731,451
Metals & Mining	1,239,597	—	—	1,239,597

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Paper & Forest Products	$992,018	$—	$—	$992,018
	3,963,066	—	—	3,963,066
Telecommunication Services
Diversified Telecommunication Services	4,139,922	—	—	4,139,922
Utilities
Electric Utilities	3,024,428	—	—	3,024,428
Independent Power Producers & Energy Traders	256,384	—	—	256,384
Multi-Utilities	2,603,460	—	—	2,603,460
	5,884,272	—	—	5,884,272
Total Common Stocks	94,738,047	—	—	94,738,047
CONVERTIBLE PREFERRED STOCKS
Health Care
Pharmaceuticals	770,780	—	—	770,780
Materials
Metals & Mining	857,844	—	—	857,844
Total Convertible Preferred Stocks	1,628,624	—	—	1,628,624
SHORT-TERM OBLIGATION
Repurchase Agreement	—	2,630,000	—	2,630,000
Total Short-Term Obligation	—	2,630,000	—	2,630,000
Total Investments	96,366,671	2,630,000	—	98,996,671
Total	$96,366,671	$2,630,000	$—	$98,996,671

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At June 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	26.6
Energy	17.2
Health Care	10.7
Industrials	9.3
Consumer Discretionary	7.4
Utilities	6.0
Consumer Staples	6.0
Information Technology	5.7
Materials	4.8
Telecommunication Services	4.2
97.9
Short-Term Obligation	2.7
Other Assets & Liabilities, Net	(0.6)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities

Columbia Large Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$95,740,766
Investments, at value	$98,996,671
Cash	123
Receivable for:
Investments sold	116,181
Fund shares sold	76,248
Dividends	107,641
Expense reimbursement due from investment advisor	14,969
Trustees' deferred compensation plan	28,672
Prepaid expenses	2,920
Total Assets	99,343,425
Liabilities
Payable for:
Investments purchased	708,165
Fund shares repurchased	89,885
Investment advisory fee	63,315
Transfer agent fee	47
Trustees' fees	26,664
Audit fee	24,515
Pricing and bookkeeping fees	6,403
Custody fee	3,630
Distribution fees — Class B	3,195
Chief compliance officer expenses	188
Trustees' deferred compensation plan	28,672
Other liabilities	8,703
Total Liabilities	963,382
Net Assets	$98,380,043
Net Assets Consist of
Paid-in capital	$150,810,363
Undistributed net investment income	3,763,342
Accumulated net realized loss	(59,449,567)
Net unrealized appreciation on investments	3,255,905
Net Assets	$98,380,043
Class A
Net assets	$83,442,399
Shares outstanding	8,490,954
Net asset value per share	$9.83
Class B
Net assets	$14,937,644
Shares outstanding	1,528,408
Net asset value per share	$9.77

See Accompanying Notes to Financial Statements.

7

Statement of Operations

Columbia Large Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Dividends	$1,283,025
Interest	1,065
Foreign taxes withheld	(3,510)
Total Investment Income	1,280,580
Expenses
Investment advisory fee	366,193
Distribution fees — Class B	18,021
Transfer agent fee	203
Pricing and bookkeeping fees	28,356
Trustees' fees	8,460
Custody fee	5,742
Chief compliance officer expenses	316
Other expenses	56,845
Expenses before interest expense	484,136
Interest expense	48
Total Expenses	484,184
Fees waived or expenses reimbursed by investment advisor	(85,634)
Fees waived by distributor — Class B	(1,442)
Custody earnings credit	— *
Net Expenses	397,108
Net Investment Income	883,472
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(16,562,926)
Net change in unrealized appreciation (depreciation) on investments	17,374,507
Net Gain	811,581
Net Increase Resulting from Operations	$1,695,053

*  Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets

Columbia Large Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income	$883,472	$2,962,127
Net realized loss on investments and written options	(16,562,926)	(25,975,691)
Net change in unrealized appreciation (depreciation) on investments and written options	17,374,507	(48,286,356)
Net increase (decrease) resulting from operations	1,695,053	(71,299,920)
Distributions to Shareholders
From net investment income:
Class A	—	(3,265,106)
Class B	—	(562,654)
From net realized gains:
Class A	—	(20,586,564)
Class B	—	(4,035,862)
Total distributions to shareholders	—	(28,450,186)
Net Capital Stock Transactions	(8,875,585)	(16,207,739)
Total decrease in net assets	(7,180,532)	(115,957,845)
Net Assets
Beginning of period	105,560,575	221,518,420
End of period	$98,380,043	$105,560,575
Undistributed net investment income at end of period	$3,763,342	$2,879,870
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	337,989	$3,119,076	200,437	$2,529,968
Distributions reinvested	—	—	1,894,493	23,851,670
Redemptions	(1,139,054)	(10,321,564)	(2,790,568)	(38,928,094)
Net decrease	(801,065)	(7,202,488)	(695,638)	(12,546,456)
Class B
Subscriptions	36,916	322,777	74,725	1,232,119
Distributions reinvested	—	—	366,416	4,598,516
Redemptions	(226,953)	(1,995,874)	(685,502)	(9,491,918)
Net decrease	(190,037)	(1,673,097)	(244,361)	(3,661,283)

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia Large Cap Value Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008	2007		2006(a)	2005		2004
Net Asset Value, Beginning of Period	$9.59		$18.55	$19.61		$16.83	$15.82		$14.15
Income from Investment Operations:
Net investment income (b)	0.09		0.26	0.30		0.26	0.26		0.25
Net realized and unrealized gain (loss) on investments and written options	0.15		(6.48)	0.34		2.77	0.75		1.70
Total from investment operations	0.24		(6.22)	0.64		3.03	1.01		1.95
Less Distributions to Shareholders:
From net investment income	—		(0.38)	(0.29)		(0.25)	—		(0.28)
From net realized gains	—		(2.36)	(1.41)		—	—		—
Total distributions to shareholders	—		(2.74)	(1.70)		(0.25)	—		(0.28)
Net Asset Value, End of Period	$9.83		$9.59	$18.55		$19.61	$16.83		$15.82
Total return (c)(d)(e)	2.50	%(f)	(37.07)%	2.74%		18.16%	6.38	%(g)	13.76%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	0.80	%(i)	0.80%	0.80%		0.80%	0.80%		0.76%
Interest expense	—	%(i)(j)	—	—	%(j)	—	—		—
Net expenses (h)	0.80	%(i)	0.80%	0.80%		0.80%	0.80%		0.76%
Waiver/Reimbursement	0.18	%(i)	0.08%	0.07%		0.07%	0.05%		0.11%
Net investment income (h)	1.89	%(i)	1.85%	1.53%		1.45%	1.62%		1.68%
Portfolio turnover rate	42	%(f)	62%	76%		59%	73%		37%
Net assets, end of period (000s)	$83,442		$89,146	$185,268		$231,354	$170,489		$206,695

(a)  On May 1, 2006, Liberty Growth & Income Fund, Variable Series, was renamed Columbia Large Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Financial Highlights

Columbia Large Cap Value Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008	2007		2006(a)	2005		2004
Net Asset Value, Beginning of Period	$9.55		$18.47	$19.54		$16.78	$15.80		$14.14
Income from Investment Operations:
Net investment income (b)	0.08		0.23	0.26		0.22	0.22		0.21
Net realized and unrealized gain (loss) on investments and written options	0.14		(6.46)	0.33		2.75	0.76		1.69
Total from investment operations	0.22		(6.23)	0.59		2.97	0.98		1.90
Less Distributions to Shareholders:
From net investment income	—		(0.33)	(0.25)		(0.21)	—		(0.24)
From net realized gains	—		(2.36)	(1.41)		—	—		—
Total distributions to shareholders	—		(2.69)	(1.66)		(0.21)	—		(0.24)
Net Asset Value, End of Period	$9.77		$9.55	$18.47		$19.54	$16.78		$15.80
Total return (c)(d)(e)	2.30	%(f)	(37.21)%	2.49%		17.85%	6.20	%(g)	13.46%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (h)	1.03	%(i)	1.03%	1.03%		1.03%	1.03%		0.99%
Interest expense	—	%(i)(j)	—	—	%(j)	—	—		—
Net expenses (h)	1.03	%(i)	1.03%	1.03%		1.03%	1.03%		0.99%
Waiver/Reimbursement	0.20	%(i)	0.10%	0.09%		0.09%	0.07%		0.13%
Net investment income (h)	1.67	%(i)	1.62%	1.30%		1.21%	1.39%		1.45%
Portfolio turnover rate	42	%(f)	62%	76%		59%	73%		37%
Net assets, end of period (000s)	$14,938		$16,415	$36,250		$43,603	$42,407		$46,396

(a)  On May 1, 2006, Liberty Growth & Income Fund, Variable Series, was renamed Columbia Large Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Notes to Financial Statements

Columbia Large Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Large Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

12

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Options—The Fund may write call and put options on securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the amounts paid (call) or offset against the proceeds (put) on the underlying security to determine the realized gain or loss. If the Fund enters into a closing transaction, the Fund will realize a gain or loss, depending on whether the proceeds from the closing transaction are greater or less than the cost of the option.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income taxes.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general

13

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$3,847,794
Long-Term Capital Gains	24,602,392

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$11,444,672
Unrealized depreciation	(8,188,767)
Net unrealized appreciation	$3,255,905

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2011	$13,766,152
2016	18,407,762
$32,173,914

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.77%
$500 million to $1 billion	0.72%
$1 billion to $1.5 billion	0.67%
$1.5 billion to $3 billion	0.62%
$3 billion to $6 billion	0.60%
Over $6 billion	0.58%

For the six month period ended June 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.77% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

14

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the fund's ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.80% of the Fund's average daily net assets on an annualized basis. In addition, the Distributor has voluntarily agreed to waive the Class B distribution fee at the annual rate of 0.02% of the Class B shares' average daily net assets. Columbia or the Distributor, in their discretion, may revise or discontinue these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other Related Party Transactions—In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. The total brokerage commissions paid to affiliated brokers for the six month period ended June 30, 2009 was $1,243.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $39,752,267 and $47,116,375, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

15

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the average daily loan balance outstanding on days where borrowing existed was $1,200,000 at a weighted average interest rate of 0.7218%.

Note 8. Shares of Beneficial Interest

As of June 30, 2009, the Fund had two shareholders that collectively held 81.5% of the Fund's shares outstanding.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

16

Notes to Financial Statements (continued)

Columbia Large Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

17

Important Information About This Report

A description of the policies and procedures that Columbia Large Cap Value Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19619-0609 (08/09) 09/85102

Columbia Money Market Fund,
Variable Series

Columbia Funds Variable Insurance Trust

2009 Semiannual Report

Performance Information

Columbia Money Market Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. An investment in the fund is not a bank deposit and is not insured or guaranteed by Bank of America Corporation, the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Columbia Money Market Fund, Variable Series (01/01/89)	0.23	1.36	3.18	3.02
Lipper VUF Money Market Funds Classification	0.16	1.03	2.99	2.94

Inception date of the fund is in parentheses.

7-day yield  0.06%

The 7-day yield reflects the earnings of the fund as of 06/30/09, while the total return reflects past holding periods.

Net asset value per share ($)	12/31/08	06/30/09
Columbia Money Market Fund,
Variable Series	1.00	1.00

Annual operating expense ratio (%)*
Columbia Money Market Fund,
Variable Series	0.63

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with similar investment objectives as those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Understanding Your Expenses

Columbia Money Market Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Money Market Fund,
Variable Series	1,000.00	1,000.00	1,002.28	1,022.36	2.43	2.46	0.49

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

2

Investment Portfolio

Columbia Money Market Fund, Variable Series / June 30, 2009 (Unaudited)

	Par	Value
COMMERCIAL PAPER—42.6%
Banco Bilbao Vizcaya Argentaria/London 0.800% 07/16/09 (a)	$1,000,000	$999,667
BASF SE 0.350% 08/12/09 (a)	1,000,000	999,592
0.450% 07/20/09 (a)	1,000,000	999,762
Citigroup Funding, Inc. 0.450% 07/07/09	4,000,000	3,999,700
Fairway Finance LLC 0.330% 09/01/09	1,000,000	999,432
0.350% 09/01/09	1,000,000	999,397
Gemini Securitization Corp. LLC 0.330% 09/04/09	1,000,000	999,404
0.370% 09/17/09	2,000,000	1,998,397
0.370% 09/25/09	1,000,000	999,116
0.380% 09/01/09	1,000,000	999,346
Gotham Funding Corp. 0.420% 08/10/09 (a)	3,000,000	2,998,600
0.650% 07/07/09 (a)	500,000	499,946
ING US Funding LLC 0.575% 08/07/09	3,000,000	2,998,227
0.610% 08/03/09	3,000,000	2,998,322
0.630% 08/04/09	1,000,000	999,405
JPMorgan Chase Funding, Inc. 0.500% 10/19/09 (a)	3,000,000	2,995,417
Liberty Street Funding LLC 0.350% 07/27/09 (a)	1,000,000	999,747
0.360% 09/15/09	1,000,000	999,240
0.450% 07/13/09 (a)	3,000,000	2,999,550
0.450% 08/05/09 (a)	1,000,000	999,563
LMA Americas LLC 0.340% 07/21/09	2,000,000	1,999,622
0.350% 07/24/09	1,800,000	1,799,597
National Australia Funding Delaware, Inc. 0.440% 07/24/09 (a)	2,000,000	1,999,438
0.560% 07/09/09 (a)	1,000,000	999,876
Nordea North America, Inc. 0.570% 07/20/09	1,000,000	999,699
Santander Central Hispano Finance Delaware, Inc. 0.850% 07/07/09	4,000,000	3,999,433
0.950% 07/02/09	1,000,000	999,974
Sheffield Receivables Corp. 0.330% 09/03/09	1,000,000	999,413
0.370% 09/15/09	1,000,000	999,219
0.450% 08/03/09 (a)	1,000,000	999,588
0.450% 08/06/09 (a)	1,000,000	999,550
Starbird Funding Corp. 0.300% 07/09/09	1,000,000	999,933
Toyota Motor Credit Corp. 1.900% 08/04/09	3,000,000	2,994,617
Tulip Funding Corp. 0.280% 07/06/09	2,000,000	1,999,922
Variable Funding Capital Co. LLC 0.430% 07/27/09 (a)	3,000,000	2,999,068

	Par	Value
Wachovia Bank N.A. 0.510% 11/27/09	$1,000,000	$997,889
Westpac Banking Corp. 0.490% 07/15/09 (a)	2,000,000	1,999,619
Total Commercial Paper (cost of $62,268,287)		62,268,287
CERTIFICATES OF DEPOSIT—37.3%
Banco Bilbao Vizcaya Argentina/NY 0.395% 10/01/09	1,500,000	1,500,019
0.405% 08/18/09	2,000,000	2,000,000
0.550% 08/07/09	2,500,000	2,500,334
Bank of Nova Scotia 0.510% 07/24/09	3,000,000	3,000,000
Bank of Tokyo Mitsubishi Ltd. NY 0.500% 08/21/09	1,000,000	1,000,000
0.830% 08/10/09	3,000,000	3,000,000
Barclays Bank PLC/NY 0.450% 08/31/09	3,000,000	3,000,000
BNP Paribas 0.650% 09/08/09	1,000,000	1,000,000
0.750% 11/13/09	2,000,000	2,000,000
1.120% 07/20/09	3,000,000	3,000,000
BNP Paribas/Chicago IL 0.650% 11/20/09	1,000,000	1,000,000
Credit Agricole SA 0.360% 10/01/09	1,000,000	1,000,000
0.500% 10/08/09	4,000,000	4,000,000
0.800% 07/17/09	2,000,000	2,000,000
Lloyds TSB Bank PLC/New York 0.540% 09/25/09	1,200,000	1,200,000
1.070% 07/14/09	3,000,000	3,000,000
Mizuho Corporate Bank/NY 0.630% 07/08/09	3,000,000	3,000,000
National Australia Bank Ltd. 0.450% 07/23/09	1,000,000	1,000,000
Rabobank Nederland NV/NY 0.510% 12/22/09	2,000,000	2,000,000
Royal Bank of Scotland PLC NY 0.330% 07/02/09	1,000,000	1,000,000
0.330% 07/10/09	2,000,000	2,000,000
Societe Generale NY 1.000% 08/12/09	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp./New York 0.450% 08/31/09	500,000	500,000
0.650% 08/14/09	3,800,000	3,800,183
Svenska Handelsbanken/New York 0.350% 09/08/09	1,000,000	1,000,019
UBS AG 0.340% 07/10/09	2,000,000	2,000,000
0.370% 07/08/09	3,000,000	3,000,000
Total Certificates of Deposit (cost of $54,500,555)		54,500,555

See Accompanying Notes to Financial Statements.

3

Investment Portfolio (continued)

Columbia Money Market Fund, Variable Series / June 30, 2009 (Unaudited)

	Par	Value
GOVERNMENT & AGENCY OBLIGATIONS—11.5%
U.S. Government Agencies—8.1%
Federal Home Loan Bank 0.510% 01/12/10 (b)	$1,000,000	$997,238
0.786% 11/05/10 (b)(c)	1,000,000	999,595
2.560% 08/04/09 (b)	1,000,000	1,001,819
Federal Home Loan Mortgage Corp. 0.582% 08/24/09 (b)	1,000,000	999,127
0.703% 03/09/11 (b)(c)	3,000,000	3,011,220
0.888% 02/01/11 (b)(c)	2,000,000	2,000,514
1.211% 04/07/11 (b)(c)	1,800,000	1,800,776
Federal National Mortgage Association 0.370% 07/15/09 (b)	1,000,000	999,856
		11,810,145
U.S. Government Obligations—3.4%
U.S. Treasury Bills 0.285% 12/17/09	1,000,000	998,662
0.370% 10/01/09	1,000,000	999,054
0.420% 10/08/09	1,000,000	998,845
3.250% 12/31/09	1,000,000	1,014,312
4.875% 08/15/09	1,000,000	1,005,632
		5,016,505
Total Government & Agency Obligations (cost of $16,826,650)		16,826,650
MUNICIPAL BONDS—1.9%
Connecticut—1.2%
CT Housing Finance Authority Series 2008 A5, SPA: JPMorgan Chase Bank 0.500% 11/15/38 (c)	1,800,000	1,800,000
Maryland—0.7%
MD Easton Series 2009 B, LOC: Branch Banking & Trust 0.700% 01/01/26 (c)	1,000,000	1,000,000
Total Municipal Bonds (cost of $2,800,000)		2,800,000
REPURCHASE AGREEMENTS—6.8%
Repurchase agreement with BNP Paribas, dated 06/30/09, due 07/01/09 at 0.040%, collateralized by U.S. Government Agency obligations with various maturities to 10/20/21, market value $2,920,983 (repurchase proceeds $2,863,003)	2,863,000	2,863,000

	Par	Value
Repurchase agreement with Royal Bank of Canada, dated 06/30/09, due 07/01/09 at 0.390%, collateralized by U.S. Government Agency obligations with various maturities to 05/15/19, market value $7,489,181 (repurchase proceeds $7,000,076)	$7,000,000	$7,000,000
Total Repurchase Agreements (cost of $9,863,000)		9,863,000
Total Investments—100.1% (cost of $146,258,492) (d)		146,258,492
Other Assets & Liabilities, Net—(0.1)%		(138,084)
Net Assets—100.0%		$146,120,408

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities, which are not illiquid, amounted to $24,488,983, which represents 16.8% of net assets.

(b)  The rate shown represents the discount rate at the date of purchase.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2009.

(d)  Cost for federal income tax purposes is $146,258,492.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMERCIAL PAPER	$—	$62,268,287	$—	$62.268.287
CERTIFICATES OF DEPOSIT	—	54,500,555	—	54,500,555
GOVERNMENT & AGENCY OBLIGATIONS
U.S. Government Agencies	—	11,810,145	—	11,810,145
U.S. Government Obligations	—	5,016,505	—	5,016,505
Total Government & Agency Obligations	—	16,826,650	—	16,826,650
MUNICIPAL BONDS
Connecticut	—	1,800,000	—	1,800,000
Maryland	—	1,000,000	—	1,000,000
Total Municipal Bonds	—	2,800,000	—	2,800,000
REPURCHASE AGREEMENTS	—	9,863,000	—	9,863,000
Total Investments	—	146,258,492	—	146,258,492
Total	$—	$146,258,492	$—	$146,258,492

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Money Market Fund, Variable Series / June 30, 2009 (Unaudited)

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
LOC	Letter of Credit

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities

Columbia Money Market Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at amortized cost approximating value	$146,258,492
Cash	16,323
Receivable for:
Fund shares sold	441,171
Interest	92,391
Expense reimbursement due from investment advisor	39,669
Trustees' deferred compensation plan	26,721
Prepaid expenses	18,410
Total Assets	146,893,177
Liabilities
Payable for:
Fund shares repurchased	634,235
Investment advisory fee	43,270
Administration fee	18,546
Transfer agent fee	42
Pricing and bookkeeping fees	10,883
Trustees' fees	8,460
Audit fee	20,443
Custody fee	3,168
Chief compliance officer expenses	213
Trustees' deferred compensation plan	26,721
Other liabilities	6,788
Total Liabilities	772,769
Net Assets	$146,120,408
Net Assets Consist of
Paid-in capital	$146,129,214
Overdistributed net investment income	(3,874)
Accumulated net realized loss	(4,932)
Net Assets	$146,120,408
Shares outstanding	146,172,628
Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

6

Statement of Operations

Columbia Money Market Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Interest	$753,746
Expenses
Investment advisory fee	271,790
Administration fee	116,481
Transfer agent fee	203
Pricing and bookkeeping fees	37,188
Trustees' fees	18,026
Custody fee	8,955
Chief compliance officer expenses	365
Treasury temporary guarantee program fee	32,861
Other expenses	41,409
Total Expenses	527,278
Fees waived or expenses reimbursed by investment advisor	(144,973)
Custody earnings credit	—	*
Net Expenses	382,305
Net Investment Income	$371,441

*  Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets

Columbia Money Market Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income	$371,441	$4,581,530
Net realized gain on investments	—	596
Net change in unrealized appreciation (depreciation) on investments	—	419,814
Net increase resulting from operations	371,441	5,001,940
Distributions to Shareholders
From net investment income	(371,441)	(4,581,530)
Net Capital Stock Transactions	(18,219,502)	(17,428,574)
Total decrease in net assets	(18,219,502)	(17,008,164)
Net Assets
Beginning of period	164,339,910	181,348,074
End of period	$146,120,408	$164,339,910
Overdistibuted net investment income, at end of period	$(3,874)	$(3,874)
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Subscriptions	34,208,675	$34,208,675	115,223,456	$115,223,456
Distributions reinvested	371,441	371,441	4,581,530	4,581,530
Redemptions	(52,799,618)	(52,799,618)	(137,233,560)	(137,233,560)
Net decrease	(18,219,502)	(18,219,502)	(17,428,574)	(17,428,574)

See Accompanying Notes to Financial Statements.

8

Financial Highlights

Columbia Money Market Fund, Variable Series

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008		2007		2006(a)		2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income (b)	—	(c)	0.03		0.05		0.05		0.03		0.01
Net realized and unrealized gain (loss) on investments	—		—	(c)	—	(c)	—		—		—
Total from investment operations	—	(c)	0.03		0.05		0.05		0.03		0.01
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.03)		(0.05)		(0.05)		(0.03)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.23	%(f)(g)	2.58	%(g)(h)	5.02	%(g)	4.72	%(g)	2.81	%(g)	0.88%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.49	%(j)	0.46%		0.45%		0.45%		0.55%		0.57%
Waiver/Reimbursement	0.19	%(j)	0.18%		0.15%		0.15%		0.04%		—
Net investment income (i)	0.48	%(j)	2.56%		4.91%		4.62%		2.78%		0.87%
Net assets, end of period (000s)	$146,120		$164,340		$181,348		$202,738		$217,320		$209,420

(a)  On May 1, 2006, Liberty Money Market Fund, Variable Series was renamed Columbia Money Market Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 1.87%.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

9

Notes to Financial Statements

Columbia Money Market Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Money Market Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective—The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers one class of shares: Class A. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition—Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as

10

Notes to Financial Statements (continued)

Columbia Money Market Fund, Variable Series / June 30, 2009 (Unaudited)

amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$4,581,530
Long-Term Capital Gains	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2013	$707
2014	1,707
2015	2,520
Total	$4,934

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of BOA, provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.35%
$500 million to $1 billion	0.30%
Over $1 billion	0.25%

For the six month period ended June 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.35% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State

11

Notes to Financial Statements (continued)

Columbia Money Market Fund, Variable Series / June 30, 2009 (Unaudited)

Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.45% of the Fund's average daily net assets on an annual basis. Effective May 1, 2009, Columbia has voluntarily undertaken to waive its receipt of certain Fund expenses (consisting of investment advisory and administration fees) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for the Fund. Columbia, in its discretion, may revise or discontinue these arrangements at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

12

Notes to Financial Statements (continued)

Columbia Money Market Fund, Variable Series / June 30, 2009 (Unaudited)

For the six month period ended June 30, 2009, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of June 30, 2009, the Fund had two shareholders that collectively held 86.0% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have significant effect on the operations of the Fund.

Note 8. Guarantee Program for Money Market Funds

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

The United States Department of the Treasury (the "Treasury") has created a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the extension of the Program from May 1, 2009 through September 18, 2009. The Board of Trustees of the Fund has approved the Fund's continued participation in the Program.

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of approximately $50 billion for all money market funds participating in the Program. The extended Program is in effect through September 18, 2009.

The Fund has paid $76,908 to participate in the Program to date. This fee is being expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4. For the period ended June 30, 2009, the amount charged to the Fund included on the Statement of Operations under "Treasury temporary guarantee program fee" aggregated to $32,861.

Note 9. Significant Risks and Contingencies

Market and Security Events—Since the third quarter of 2007, the asset-backed commercial paper ("ABCP") market has been under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector are impacting the short-term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt obligations, including, among others, credit card debt, automobile loans and leases, prime and subprime mortgage-backed securities, student loans, trade receivables and other asset-backed securities. A number of funds, including the Fund, invest in ABCP. The value of asset-backed securities may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements.

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent

13

Notes to Financial Statements (continued)

Columbia Money Market Fund, Variable Series / June 30, 2009 (Unaudited)

distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

Important Information About This Report

A description of the policies and procedures that Columbia Money Market Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621

SHC-44/19622-0609 (08/09) 09/85616

Columbia S&P 500® Index Fund,
Variable Series

Columbia Funds Variable Insurance Trust

2009 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009

Columbia S&P 500® Index Fund, Variable Series seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) 500 Index.

Cheryl D'Hollander and Alfred F. Alley III, CFA have co-managed the fund since 2009.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares performed in line with the fund's benchmark, the S&P 500 Index1, and with the average return of its peer group, the Lipper VUF S&P 500 Index Objective Funds Classification.2 The fund's positions closely approximate those in the benchmark and thus reflect the benchmark's performance. The fund incurs trading costs in seeking to maintain the appropriate weight of each security in the index, and its return is typically lower than that of the index. In addition, the fund may be required to sell securities to meet redemption demand or buy securities to invest new monies that come into the fund. These costs notwithstanding, the fund's performance was identical to the index for this period. The fund is managed to include all the holdings in the S&P 500 Index in approximately the same weights as in the index.

  Cheryl D'Hollander and Alfred F. Alley III, CFA now serve as co-portfolio managers of the fund.

•  In the first half of 2009, the U.S. stock market staged a remarkable turnaround. After plunging nearly 25% from the end of 2008 to early March, stock prices finally began to respond to government interventions. The S&P 500 Index rebounded more than 30% to close the first six months of 2009 in positive territory. During this period, information technology, materials and consumer discretionary stocks posted the highest returns. Within technology, Apple, Microsoft and International Business Machines (1.6%, 2.3% and 1.7% of net assets, respectively) were the largest positive contributors to performance. In the materials sector, Freeport-McMoRan Copper & Gold, Praxair (0.3% and 0.3% of net assets, respectively) and Rohm & Haas (which was acquired before the end of the reporting period) delivered strong gains. Within the consumer discretionary sector, Amazon.com, Ford Motor, TJX, Target and Starbucks (0.3%, 0.2%, 0.2%, 0.4% and 0.1% of net assets, respectively) were the largest positive contributors to performance.

•  By contrast, energy, financials and industrials were the period's worst performers. In the energy sector, Exxon Mobil, ConocoPhillips and Chevron (4.3%, 0.8% and 1.7% of net assets, respectively) reported losses as the price of oil remained well below its 2008 record high. The financials sector was hurt by weak performance from a broad number of institutions, notably Citigroup, Wells Fargo, U.S. Bancorp, AFLAC, SunTrust Banks and Allstate (0.2%, 1.4%, 0.4%, 0.2%, 0.1% and 0.2% of net assets, respectively). Within the industrials sector, General Electric, Caterpillar and Raytheon (1.6%, 0.2% and 0.2% of net assets, respectively) were the largest detractors from performance.

•  Although signs of an economic recovery have yet to materialize, and the labor market continues to give up jobs, we believe that the economy may have bottomed in the first half of the year. Forward-looking investors have bid stock prices higher in anticipation of recovery. Now, earnings growth is likely to determine whether prices can continue to move higher in the second half. Regardless of the short-term direction of the market, we believe that the fund offers long-term investors broad exposure to the stock market and can be a useful component in a diversified portfolio.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

The primary risks involved with investing in the fund include equity risk, market risk, derivatives risk and tracking error risk. Unlike the S&P 500 Index, the fund incurs advisory, administrative or other expenses and transaction costs in trading stocks. The fund may not hold all common stocks included in the index.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class A (05/30/00)	3.16	-26.39	-2.61	-3.18
Class B (05/30/00)	3.05	-26.53	-2.84	-3.35
S&P 500 Index[1]	3.16	-26.21	-2.24	-2.60

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class A	7.90	8.15
Class B	7.86	8.10

Annual operating expense ratio (%)*
Class A	0.71
Class B	0.96

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

1  Index performance for the life of the fund is from May 30, 2000.

2

Understanding Your Expenses

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,031.59	1,023.36	1.46	1.45	0.29
Class B	1,000.00	1,000.00	1,029.31	1,022.12	2.72	2.71	0.54

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—100.7%
Consumer Discretionary—9.0%
Auto Components—0.2%
Goodyear Tire & Rubber Co. (a)	654	$7,364
Johnson Controls, Inc.	1,627	35,338
		42,702
Automobiles—0.3%
Ford Motor Co. (a)	8,813	53,495
Harley-Davidson, Inc.	636	10,309
		63,804
Distributors—0.1%
Genuine Parts Co.	449	15,068
Diversified Consumer Services—0.2%
Apollo Group, Inc., Class A (a)	304	21,621
DeVry, Inc.	175	8,757
H&R Block, Inc.	931	16,041
		46,419
Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	1,208	31,130
Darden Restaurants, Inc.	386	12,730
International Game Technology, Inc.	806	12,815
Marriott International, Inc., Class A	808	17,832
McDonald's Corp.	3,019	173,562
Starbucks Corp. (a)	2,022	28,086
Starwood Hotels & Resorts Worldwide, Inc.	513	11,389
Wyndham Worldwide Corp.	500	6,060
Wynn Resorts Ltd. (a)	190	6,707
Yum! Brands, Inc.	1,272	42,409
		342,720
Household Durables—0.4%
Black & Decker Corp.	172	4,930
Centex Corp.	351	2,969
D.R. Horton, Inc.	755	7,067
Fortune Brands, Inc.	399	13,861
Harman International Industries, Inc.	188	3,534
KB Home	213	2,914
Leggett & Platt, Inc.	441	6,716
Lennar Corp., Class A	398	3,857
Newell Rubbermaid, Inc.	755	7,860
Pulte Homes, Inc.	582	5,139
Snap-On, Inc.	160	4,598
Stanley Works	223	7,546
Whirlpool Corp.	210	8,938
		79,929
Internet & Catalog Retail—0.4%
Amazon.com, Inc. (a)	880	73,621
Expedia, Inc. (a)	569	8,597
		82,218
Leisure Equipment & Products—0.1%
Eastman Kodak Co.	733	2,170
Hasbro, Inc.	352	8,533
Mattel, Inc.	987	15,841
		26,544

	Shares	Value
Media—2.6%
CBS Corp., Class B	1,867	$12,920
Comcast Corp., Class A	7,902	114,500
DIRECTV Group, Inc. (a)	1,443	35,657
Gannett Co., Inc.	645	2,303
Interpublic Group of Companies, Inc. (a)	1,320	6,666
McGraw-Hill Companies, Inc.	860	25,895
Meredith Corp.	102	2,606
New York Times Co., Class A	330	1,818
News Corp., Class A	6,290	57,302
Omnicom Group, Inc.	854	26,969
Scripps Networks Interactive Inc., Class A	256	7,125
Time Warner Cable, Inc.	975	30,878
Time Warner, Inc.	3,274	82,472
Viacom, Inc., Class B (a)	1,663	37,750
Walt Disney Co.	5,089	118,726
Washington Post Co., Class B	18	6,339
		569,926
Multiline Retail—0.8%
Big Lots, Inc. (a)	233	4,900
Family Dollar Stores, Inc.	393	11,122
J.C. Penney Co., Inc.	602	17,283
Kohl's Corp. (a)	836	35,739
Macy's, Inc.	1,160	13,642
Nordstrom, Inc.	427	8,493
Sears Holdings Corp. (a)	153	10,178
Target Corp.	2,049	80,874
		182,231
Specialty Retail—1.9%
Abercrombie & Fitch Co., Class A	248	6,297
AutoNation, Inc. (a)	304	5,274
Autozone, Inc. (a)	109	16,471
Bed Bath & Beyond, Inc. (a)	706	21,709
Best Buy Co., Inc.	930	31,146
GameStop Corp., Class A (a)	463	10,191
Gap, Inc.	1,265	20,746
Home Depot, Inc.	4,632	109,454
Limited Brands, Inc.	740	8,858
Lowe's Companies, Inc.	4,033	78,280
O'Reilly Automotive, Inc. (a)	375	14,280
Office Depot, Inc. (a)	749	3,415
RadioShack Corp.	353	4,928
Sherwin-Williams Co.	277	14,889
Staples, Inc.	1,964	39,614
Tiffany & Co.	347	8,800
TJX Companies, Inc.	1,126	35,424
		429,776
Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc.	857	23,036
NIKE, Inc., Class B	1,066	55,198
Polo Ralph Lauren Corp.	158	8,459
V.F. Corp.	248	13,727
		100,420

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Consumer Staples—12.0%
Beverages—2.6%
Brown-Forman Corp., Class B	275	$11,819
Coca-Cola Co.	5,443	261,210
Coca-Cola Enterprises, Inc.	868	14,452
Constellation Brands, Inc., Class A (a)	549	6,961
Dr Pepper Snapple Group, Inc. (a)	691	14,642
Molson Coors Brewing Co., Class B	396	16,763
Pepsi Bottling Group, Inc.	384	12,995
PepsiCo, Inc.	4,268	234,569
		573,411
Food & Staples Retailing—3.0%
Costco Wholesale Corp.	1,197	54,703
CVS Caremark Corp.	3,983	126,938
Kroger Co.	1,793	39,536
Safeway, Inc.	1,159	23,609
SUPERVALU, Inc.	574	7,433
Sysco Corp.	1,612	36,238
Wal-Mart Stores, Inc.	6,107	295,823
Walgreen Co.	2,710	79,674
Whole Foods Market, Inc.	395	7,497
		671,451
Food Products—1.8%
Archer-Daniels-Midland Co.	1,762	47,169
Campbell Soup Co.	552	16,240
ConAgra Foods, Inc.	1,236	23,558
Dean Foods Co. (a)	486	9,326
General Mills, Inc.	900	50,418
H.J. Heinz Co.	864	30,845
Hershey Co.	445	16,020
Hormel Foods Corp.	195	6,735
J.M. Smucker Co.	334	16,252
Kellogg Co.	686	31,947
Kraft Foods, Inc., Class A	4,023	101,943
McCormick & Co., Inc. Non-Voting Shares	367	11,939
Sara Lee Corp.	1,911	18,651
Tyson Foods, Inc., Class A	828	10,441
		391,484
Household Products—2.7%
Clorox Co.	369	20,601
Colgate-Palmolive Co.	1,362	96,348
Kimberly-Clark Corp.	1,144	59,980
Procter & Gamble Co.	7,967	407,114
		584,043
Personal Products—0.2%
Avon Products, Inc.	1,180	30,420
Estee Lauder Companies, Inc., Class A	325	10,618
		41,038
Tobacco—1.7%
Altria Group, Inc.	5,656	92,702
Lorillard, Inc.	450	30,497
Philip Morris International, Inc.	5,381	234,719
Reynolds American, Inc.	453	17,495
		375,413

	Shares	Value
Energy—12.5%
Energy Equipment & Services—1.8%
Baker Hughes, Inc.	847	$30,865
BJ Services Co.	801	10,918
Cameron International Corp. (a)	589	16,669
Diamond Offshore Drilling, Inc.	195	16,195
ENSCO International, Inc.	399	13,913
FMC Technologies, Inc. (a)	350	13,153
Halliburton Co.	2,455	50,818
Nabors Industries Ltd. (a)	774	12,059
National-Oilwell Varco, Inc. (a)	1,155	37,722
Rowan Companies, Inc.	319	6,163
Schlumberger Ltd.	3,275	177,210
Smith International, Inc.	594	15,295
		400,980
Oil, Gas & Consumable Fuels—10.7%
Anadarko Petroleum Corp.	1,372	62,275
Apache Corp.	920	66,378
Cabot Oil & Gas Corp.	291	8,916
Chesapeake Energy Corp.	1,538	30,499
Chevron Corp.	5,481	363,116
ConocoPhillips	4,054	170,511
CONSOL Energy, Inc.	487	16,539
Denbury Resources, Inc. (a)	675	9,943
Devon Energy Corp.	1,203	65,563
El Paso Corp.	1,920	17,722
EOG Resources, Inc.	681	46,254
Exxon Mobil Corp. (b)	13,368	934,557
Hess Corp.	778	41,818
Marathon Oil Corp.	1,948	58,693
Massey Energy Co.	240	4,690
Murphy Oil Corp.	514	27,920
Noble Energy, Inc.	486	28,659
Occidental Petroleum Corp.	2,213	145,638
Peabody Energy Corp.	730	22,017
Pioneer Natural Resources Co.	324	8,262
Range Resources Corp.	439	18,179
Southwestern Energy Co. (a)	946	36,752
Spectra Energy Corp.	1,765	29,864
Sunoco, Inc.	331	7,679
Tesoro Corp.	388	4,939
Valero Energy Corp.	1,533	25,892
Williams Companies, Inc.	1,586	24,757
XTO Energy, Inc.	1,586	60,490
		2,338,522
Financials—13.7%
Capital Markets—3.0%
Ameriprise Financial, Inc.	692	16,795
Bank of New York Mellon Corp.	3,267	95,756
Charles Schwab Corp.	2,571	45,095
E*TRADE Financial Corp. (a)	2,765	3,539
Federated Investors, Inc., Class B	250	6,023
Franklin Resources, Inc.	401	28,876
Goldman Sachs Group, Inc.	1,376	202,877
Invesco Ltd.	1,120	19,958
Janus Capital Group, Inc.	448	5,107

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Legg Mason, Inc.	380	$9,264
Morgan Stanley	3,707	105,687
Northern Trust Corp.	654	35,107
State Street Corp.	1,343	63,390
T. Rowe Price Group, Inc.	696	29,002
		666,476
Commercial Banks—2.7%
BB&T Corp.	1,776	39,037
Comerica, Inc.	425	8,989
Fifth Third Bancorp	2,004	14,228
First Horizon National Corp. (a)	581	6,972
Huntington Bancshares, Inc.	1,484	6,203
KeyCorp	1,944	10,187
M&T Bank Corp.	218	11,103
Marshall & Ilsley Corp.	973	4,670
PNC Financial Services Group, Inc.	1,255	48,707
Regions Financial Corp.	3,151	12,730
SunTrust Banks, Inc.	1,282	21,089
U.S. Bancorp	5,201	93,202
Wells Fargo & Co.	12,755	309,436
Zions Bancorporation	324	3,745
		590,298
Consumer Finance—0.6%
American Express Co.	3,256	75,670
Capital One Financial Corp.	1,232	26,956
Discover Financial Services	1,309	13,443
SLM Corp. (a)	1,268	13,022
		129,091
Diversified Financial Services—3.8%
Bank of America Corp. (c)	22,139	292,235
CIT Group, Inc.	1,070	2,300
Citigroup, Inc.	15,102	44,853
CME Group, Inc.	188	58,489
IntercontinentalExchange, Inc. (a)	203	23,191
JPMorgan Chase & Co.	10,678	364,227
Leucadia National Corp. (a)	484	10,207
Moody's Corp.	514	13,544
NASDAQ OMX Group, Inc. (a)	385	8,204
NYSE Euronext	707	19,266
		836,516
Insurance—2.4%
AFLAC, Inc.	1,269	39,453
Allstate Corp.	1,463	35,697
American International Group, Inc.	7,368	8,547
Aon Corp.	747	28,289
Assurant, Inc.	331	7,974
Chubb Corp.	967	38,564
Cincinnati Financial Corp.	436	9,745
Genworth Financial, Inc., Class A	1,197	8,367
Hartford Financial Services Group, Inc.	892	10,588
Lincoln National Corp.	820	14,112
Loews Corp.	992	27,181
Marsh & McLennan Companies, Inc.	1,428	28,746
MBIA, Inc. (a)	459	1,987
MetLife, Inc.	2,234	67,042
Principal Financial Group, Inc.	857	16,146

	Shares	Value
Progressive Corp. (a)	1,859	$28,089
Prudential Financial, Inc.	1,269	47,232
Torchmark Corp.	238	8,816
Travelers Companies, Inc.	1,599	65,623
Unum Group	908	14,401
XL Capital Ltd., Class A	939	10,761
		517,360
Real Estate Investment Trusts (REITs)—1.0%
Apartment Investment & Management Co., Class A	329	2,912
AvalonBay Communities, Inc.	225	12,586
Boston Properties, Inc.	390	18,603
Equity Residential Property Trust	747	16,606
HCP, Inc.	740	15,681
Health Care REIT, Inc.	310	10,571
Host Hotels & Resorts, Inc.	1,657	13,902
Kimco Realty Corp.	882	8,864
Plum Creek Timber Co., Inc.	441	13,133
ProLogis	1,207	9,728
Public Storage	331	21,674
Simon Property Group, Inc.	767	39,447
Ventas, Inc.	430	12,840
Vornado Realty Trust	425	19,138
		215,685
Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc., Class A (a)	659	6,168
Thrifts & Mortgage Finance—0.2%
Hudson City Bancorp, Inc.	1,423	18,912
People's United Financial, Inc.	960	14,438
		33,350
Health Care—14.1%
Biotechnology—1.9%
Amgen, Inc. (a)	2,766	146,432
Biogen Idec, Inc. (a)	789	35,623
Celgene Corp. (a)	1,271	60,805
Cephalon, Inc. (a)	204	11,556
Genzyme Corp. (a)	740	41,196
Gilead Sciences, Inc. (a)	2,493	116,772
		412,384
Health Care Equipment & Supplies—2.1%
Baxter International, Inc.	1,658	87,808
Becton Dickinson & Co.	651	46,423
Boston Scientific Corp. (a)	4,116	41,736
C.R. Bard, Inc.	279	20,772
DENTSPLY International, Inc.	395	12,055
Hospira, Inc. (a)	427	16,448
Intuitive Surgical, Inc. (a)	110	18,003
Medtronic, Inc.	3,054	106,554
St. Jude Medical, Inc. (a)	952	39,127
Stryker Corp.	647	25,712
Varian Medical Systems, Inc. (a)	350	12,299
Zimmer Holdings, Inc. (a)	577	24,580
		451,517

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Health Care Providers & Services—2.2%
Aetna, Inc.	1,231	$30,837
AmerisourceBergen Corp.	833	14,777
Cardinal Health, Inc.	993	30,336
CIGNA Corp.	738	17,778
Coventry Health Care, Inc. (a)	418	7,821
DaVita, Inc. (a)	294	14,541
Express Scripts, Inc. (a)	750	51,563
Humana, Inc. (a)	475	15,324
Laboratory Corp. of America Holdings (a)	304	20,608
McKesson Corp.	747	32,868
Medco Health Solutions, Inc. (a)	1,312	59,840
Patterson Companies, Inc. (a)	260	5,642
Quest Diagnostics, Inc.	413	23,306
Tenet Healthcare Corp. (a)	1,148	3,237
UnitedHealth Group, Inc.	3,254	81,285
WellPoint, Inc. (a)	1,333	67,836
		477,599
Health Care Technology—0.0%
IMS Health, Inc.	488	6,198
Life Sciences Tools & Services—0.4%
Life Technologies Corp. (a)	489	20,401
Millipore Corp. (a)	158	11,093
PerkinElmer, Inc.	329	5,725
Thermo Fisher Scientific, Inc. (a)	1,155	47,089
Waters Corp. (a)	273	14,051
		98,359
Pharmaceuticals—7.5%
Abbott Laboratories	4,237	199,308
Allergan, Inc.	845	40,205
Bristol-Myers Squibb Co.	5,434	110,365
Eli Lilly & Co.	2,776	96,161
Forest Laboratories, Inc. (a)	827	20,766
Johnson & Johnson	7,556	429,181
King Pharmaceuticals, Inc. (a)	670	6,452
Merck & Co., Inc.	5,771	161,357
Mylan, Inc. (a)	836	10,910
Pfizer, Inc.	18,481	277,215
Schering-Plough Corp.	4,466	112,186
Watson Pharmaceuticals, Inc. (a)	294	9,905
Wyeth	3,657	165,991
		1,640,002
Industrials—9.9%
Aerospace & Defense—2.8%
Boeing Co.	1,976	83,980
General Dynamics Corp.	1,066	59,046
Goodrich Corp.	350	17,490
Honeywell International, Inc.	2,048	64,307
ITT Corp.	488	21,716
L-3 Communications Holdings, Inc.	309	21,438
Lockheed Martin Corp.	885	71,375
Northrop Grumman Corp.	874	39,924
Precision Castparts Corp.	372	27,167

	Shares	Value
Raytheon Co.	1,079	$47,940
Rockwell Collins, Inc.	422	17,610
United Technologies Corp.	2,584	134,265
		606,258
Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.	453	23,624
Expeditors International of Washington, Inc.	571	19,037
FedEx Corp.	851	47,333
United Parcel Service, Inc., Class B	2,734	136,673
		226,667
Airlines—0.1%
Southwest Airlines Co.	2,037	13,709
Building Products—0.0%
Masco Corp.	990	9,484
Commercial Services & Supplies—0.6%
Avery Dennison Corp.	320	8,218
Cintas Corp.	371	8,474
Iron Mountain, Inc. (a)	505	14,519
Pitney Bowes, Inc.	555	12,171
R.R. Donnelley & Sons Co.	552	6,414
Republic Services, Inc.	885	21,603
Stericycle, Inc. (a)	240	12,367
Waste Management, Inc.	1,337	37,650
		121,416
Construction & Engineering—0.2%
Fluor Corp.	485	24,876
Jacobs Engineering Group, Inc. (a)	347	14,605
Quanta Services, Inc. (a)	525	12,143
		51,624
Electrical Equipment—0.4%
Cooper Industries Ltd., Class A	445	13,817
Emerson Electric Co.	2,057	66,647
Rockwell Automation, Inc.	376	12,077
		92,541
Industrial Conglomerates—2.1%
3M Co.	1,909	114,731
General Electric Co. (b)	28,999	339,868
Textron, Inc.	736	7,110
		461,709
Machinery—1.4%
Caterpillar, Inc.	1,647	54,417
Cummins, Inc.	545	19,189
Danaher Corp.	695	42,909
Deere & Co.	1,169	46,701
Dover Corp.	501	16,578
Eaton Corp.	442	19,718
Flowserve Corp.	160	11,170
Illinois Tool Works, Inc.	1,059	39,543
Manitowoc Co., Inc.	366	1,925
Paccar, Inc.	1,000	32,510
Pall Corp.	335	8,898
Parker Hannifin Corp.	451	19,375
		312,933

See Accompanying Notes to Financial Statements.

7

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Professional Services—0.2%
Dun & Bradstreet Corp.	150	$12,181
Equifax, Inc.	355	9,266
Monster Worldwide, Inc. (a)	337	3,980
Robert Half International, Inc.	426	10,062
		35,489
Road & Rail—1.0%
Burlington Northern Santa Fe Corp.	761	55,964
CSX Corp.	1,076	37,262
Norfolk Southern Corp.	1,010	38,047
Ryder System, Inc.	157	4,383
Union Pacific Corp.	1,372	71,426
		207,082
Trading Companies & Distributors—0.1%
Fastenal Co.	342	11,344
W.W. Grainger, Inc.	182	14,903
		26,247
Information Technology—18.5%
Communications Equipment—2.7%
Ciena Corp. (a)	257	2,660
Cisco Systems, Inc. (a)	15,793	294,382
Harris Corp.	352	9,983
JDS Uniphase Corp. (a)	609	3,484
Juniper Networks, Inc. (a)	1,424	33,606
Motorola, Inc.	6,275	41,603
QUALCOMM, Inc.	4,527	204,620
Tellabs, Inc. (a)	1,092	6,257
		596,595
Computers & Peripherals—5.4%
Apple, Inc. (a)	2,437	347,102
Dell, Inc. (a)	4,759	65,341
EMC Corp. (a)	5,503	72,089
Hewlett-Packard Co.	6,539	252,732
International Business Machines Corp.	3,610	376,956
Lexmark International, Inc., Class A (a)	220	3,487
NetApp, Inc. (a)	909	17,926
QLogic Corp. (a)	318	4,032
SanDisk Corp. (a)	611	8,976
Sun Microsystems, Inc. (a)	2,053	18,929
Teradata Corp. (a)	463	10,848
Western Digital Corp. (a)	600	15,900
		1,194,318
Electronic Equipment, Instruments & Components—0.6%
Agilent Technologies, Inc. (a)	943	19,152
Amphenol Corp., Class A	458	14,491
Corning, Inc.	4,265	68,496
FLIR Systems, Inc. (a)	400	9,024
Jabil Circuit, Inc.	577	4,282
Molex, Inc.	367	5,707
		121,152

	Shares	Value
Internet Software & Services—1.9%
Akamai Technologies, Inc. (a)	481	$9,226
eBay, Inc. (a)	2,968	50,842
Google, Inc., Class A (a)	662	279,092
VeriSign, Inc. (a)	517	9,554
Yahoo!, Inc. (a)	3,811	59,680
		408,394
IT Services—1.0%
Affiliated Computer Services, Inc., Class A (a)	273	12,127
Automatic Data Processing, Inc.	1,376	48,765
Cognizant Technology Solutions Corp., Class A (a)	798	21,307
Computer Sciences Corp. (a)	403	17,853
Convergys Corp. (a)	346	3,211
Fidelity National Information Services, Inc.	512	10,220
Fiserv, Inc. (a)	415	18,965
MasterCard, Inc., Class A	204	34,131
Paychex, Inc.	880	22,176
Total System Services, Inc.	530	7,097
Western Union Co.	1,928	31,619
		227,471
Office Electronics—0.1%
Xerox Corp.	2,367	15,338
Semiconductors & Semiconductor Equipment—2.5%
Advanced Micro Devices, Inc. (a)	1,532	5,929
Altera Corp.	805	13,105
Analog Devices, Inc.	795	19,700
Applied Materials, Inc.	3,651	40,051
Broadcom Corp., Class A (a)	1,176	29,153
Intel Corp.	15,294	253,116
KLA-Tencor Corp.	453	11,438
Linear Technology Corp.	601	14,033
LSI Corp. (a)	1,780	8,117
MEMC Electronic Materials, Inc. (a)	604	10,757
Microchip Technology, Inc.	490	11,050
Micron Technology, Inc. (a)	2,307	11,673
National Semiconductor Corp.	527	6,614
Novellus Systems, Inc. (a)	273	4,559
NVIDIA Corp. (a)	1,492	16,845
Teradyne, Inc. (a)	485	3,327
Texas Instruments, Inc.	3,475	74,018
Xilinx, Inc.	748	15,304
		548,789
Software—4.3%
Adobe Systems, Inc. (a)	1,430	40,469
Autodesk, Inc. (a)	636	12,071
BMC Software, Inc. (a)	497	16,794
CA, Inc.	1,086	18,929
Citrix Systems, Inc. (a)	485	15,467
Compuware Corp. (a)	669	4,589
Electronic Arts, Inc. (a)	884	19,200
Intuit, Inc. (a)	880	24,781
McAfee, Inc. (a)	435	18,353

See Accompanying Notes to Financial Statements.

8

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Microsoft Corp.	20,950	$497,981
Novell, Inc. (a)	947	4,290
Oracle Corp.	10,372	222,168
Salesforce.com, Inc. (a)	298	11,375
Symantec Corp. (a)	2,243	34,901
		941,368
Materials—3.3%
Chemicals—1.8%
Air Products & Chemicals, Inc.	567	36,623
CF Industries Holdings, Inc.	137	10,157
Dow Chemical Co.	2,933	47,339
E.I. Du Pont de Nemours & Co.	2,470	63,281
Eastman Chemical Co.	206	7,807
Ecolab, Inc.	450	17,545
International Flavors & Fragrances, Inc.	223	7,297
Monsanto Co.	1,498	111,361
PPG Industries, Inc.	461	20,238
Praxair, Inc.	842	59,841
Sigma-Aldrich Corp.	343	16,999
		398,488
Construction Materials—0.1%
Vulcan Materials Co.	335	14,439
Containers & Packaging—0.2%
Ball Corp.	266	12,013
Bemis Co., Inc.	280	7,056
Owens-Illinois, Inc. (a)	470	13,165
Pactiv Corp. (a)	372	8,072
Sealed Air Corp.	443	8,173
		48,479
Metals & Mining—1.0%
AK Steel Holding Corp.	287	5,507
Alcoa, Inc.	2,657	27,447
Allegheny Technologies, Inc.	277	9,676
Freeport-McMoRan Copper & Gold, Inc.	1,136	56,925
Newmont Mining Corp.	1,332	54,439
Nucor Corp.	862	38,299
Titanium Metals Corp.	242	2,224
United States Steel Corp.	403	14,403
		208,920
Paper & Forest Products—0.2%
International Paper Co.	1,180	17,853
MeadWestvaco Corp.	456	7,483
Weyerhaeuser Co.	570	17,345
		42,681
Telecommunication Services—3.6%
Diversified Telecommunication Services—3.2%
AT&T, Inc.	16,151	401,191
CenturyTel, Inc.	283	8,688
Embarq Corp.	402	16,908
Frontier Communications Corp.	855	6,105
Qwest Communications International, Inc.	4,048	16,799

	Shares	Value
Verizon Communications, Inc.	7,788	$239,325
Windstream Corp.	1,196	9,999
		699,015
Wireless Telecommunication Services—0.4%
American Tower Corp., Class A (a)	1,096	34,557
MetroPCS Communications, Inc. (a)	700	9,317
Sprint Nextel Corp. (a)	7,857	37,792
		81,666
Utilities—4.1%
Electric Utilities—2.4%
Allegheny Energy, Inc.	455	11,671
American Electric Power Co., Inc.	1,296	37,441
Duke Energy Corp.	3,514	51,269
Edison International	894	28,125
Entergy Corp.	537	41,628
Exelon Corp.	1,805	92,434
FirstEnergy Corp.	837	32,434
FPL Group, Inc.	1,129	64,195
Northeast Utilities	485	10,820
Pepco Holdings, Inc.	592	7,957
Pinnacle West Capital Corp.	283	8,533
PPL Corp.	1,033	34,048
Progress Energy, Inc.	755	28,562
Southern Co.	2,145	66,838
		515,955
Gas Utilities—0.1%
EQT Corp.	370	12,917
Nicor, Inc.	129	4,466
Questar Corp.	488	15,157
		32,540
Independent Power Producers & Energy Traders—0.2%
AES Corp. (a)	1,831	21,258
Constellation Energy Group, Inc.	538	14,300
Dynegy, Inc., Class A (a)	1,376	3,123
		38,681
Multi-Utilities—1.4%
Ameren Corp.	577	14,361
CenterPoint Energy, Inc.	957	10,604
CMS Energy Corp.	612	7,393
Consolidated Edison, Inc.	749	28,028
Dominion Resources, Inc.	1,621	54,174
DTE Energy Co.	438	14,016
Integrys Energy Group, Inc.	216	6,478
NiSource, Inc.	747	8,710
PG&E Corp.	1,006	38,671
Public Service Enterprise Group, Inc.	1,380	45,029
SCANA Corp.	340	11,040
Sempra Energy	664	32,954
TECO Energy, Inc.	575	6,860
Wisconsin Energy Corp.	330	13,434
Xcel Energy, Inc.	1,255	23,104
		314,856
Total Common Stocks (cost of $21,590,543)		22,053,406

See Accompanying Notes to Financial Statements.

9

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009 (Unaudited)

	Par	Value
SHORT-TERM OBLIGATION—0.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09, at 0.030%, collateralized by a U.S. Government Agency obligation maturing 04/26/17, market value $180,469 (repurchase proceeds $174,000)	$174,000	$174,000
Total Short-Term Obligation (cost of $174,000)		174,000
Total Investments—101.5% (cost of $21,764,543) (d)		22,227,406
Other Assets & Liabilities, Net—(1.5)%		(324,158)
Net Assets—100.0%		$21,903,248

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  A portion of this security with a market value of $874,900 is pledged as collateral for open futures contracts.

(c)  Investments in affiliates during the six months ended June 30, 2009:

Security name:	Bank of America Corp.
Shares as of 12/31/08:	14,120
Shares purchased:	4,395
Shares sold:	(250)
Shares from spin off:	3,874
Shares as of 06/30/09:	22,139
Net realized loss:	$(11,631)
Dividend income earned:	$391
Value at end of period:	$292,235

(d)  Cost for federal income tax purposes is $21,764,543.

The following table summarizes the inputs used, as of June 30, 2009 in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Auto Components	$42,702	$—	$—	$42,702
Automobiles	63,804	—	—	63,804
Distributors	15,068	—	—	15,068
Diversified Consumer Services	46,419	—	—	46,419
Hotels, Restaurants & Leisure	342,720	—	—	342,720
Household Durables	79,929	—	—	79,929
Internet & Catalog Retail	82,218	—	—	82,218
Leisure Equipment & Products	26,544	—	—	26,544
Media	569,926	—	—	569,926
Multiline Retail	182,231	—	—	182,231
Specialty Retail	429,776	—	—	429,776
Textiles, Apparel & Luxury Goods	100,420	—	—	100,420
	1,981,757	—	—	1,981,757
Consumer Staples
Beverages	573,411	—	—	573,411
Food & Staples Retailing	671,451	—	—	671,451
Food Products	391,484	—	—	391,484
Household Products	584,043	—	—	584,043
Personal Products	41,038	—	—	41,038
Tobacco	375,413	—	—	375,413
	2,636,840	—	—	2,636,840
Energy
Energy Equipment & Services	400,980	—	—	400,980
Oil, Gas & Consumable Fuels	2,338,522	—	—	2,338,522
	2,739,502	—	—	2,739,502
Financials
Capital Markets	666,476	—	—	666,476
Commercial Banks	590,298	—	—	590,298
Consumer Finance	129,091	—	—	129,091
Diversified Financial Services	836,516	—	—	836,516
Insurance	517,360	—	—	517,360
Real Estate Investment Trusts (REITs)	215,685	—	—	215,685
Real Estate Management & Development	6,168	—	—	6,168
Thrifts & Mortgage Finance	33,350	—	—	33,350
	2,994,944	—	—	2,994,944
Health Care
Biotechnology	412,384	—	—	412,384
Health Care Equipment & Supplies	451,517	—	—	451,517
Health Care Providers & Services	477,599	—	—	477,599
Health Care Technology	6,198	—	—	6,198

See Accompanying Notes to Financial Statements.

10

Investment Portfolio (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Life Sciences Tools & Services	$98,359	$—	$—	$98,359
Pharmaceuticals	1,640,002	—	—	1,640,002
	3,086,059	—	—	3,086,059
Industrials
Aerospace & Defense	606,258	—	—	606,258
Air Freight & Logistics	226,667	—	—	226,667
Airlines	13,709	—	—	13,709
Building Products	9,484	—	—	9,484
Commercial Services & Supplies	121,416	—	—	121,416
Construction & Engineering	51,624	—	—	51,624
Electrical Equipment	92,541	—	—	92,541
Industrial Conglomerates	461,709	—	—	461,709
Machinery	312,933	—	—	312,933
Professional Services	35,489	—	—	35,489
Road & Rail	207,082	—	—	207,082
Trading Companies & Distributors	26,247	—	—	26,247
	2,165,159	—	—	2,165,159
Information Technology
Communications Equipment	596,595	—	—	596,595
Computers & Peripherals	1,194,318	—	—	1,194,318
Electronic Equipment, Instruments & Components	121,152	—	—	121,152
Internet Software & Services	408,394	—	—	408,394
IT Services	227,471	—	—	227,471
Office Electronics	15,338	—	—	15,338
Semiconductors & Semiconductor Equipment	548,789	—	—	548,789
Software	941,368	—	—	941,368
	4,053,425	—	—	4,053,425
Materials
Chemicals	398,488	—	—	398,488
Construction Materials	14,439	—	—	14,439
Containers & Packaging	48,479	—	—	48,479
Metals & Mining	208,920	—	—	208,920
Paper & Forest Products	42,681	—	—	42,681
	713,007	—	—	713,007
Telecommunication Services
Diversified Telecommunication Services	699,015	—	—	699,015
Wireless Telecommunication Services	81,666	—	—	81,666
	780,681	—	—	780,681

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Utilities
Electric Utilities	$515,955	$—	$—	$515,955
Gas Utilities	32,540	—	—	32,540
Independent Power Producers & Energy Traders	38,681	—	—	38,681
Multi-Utilities	314,856	—	—	314,856
	902,032	—	—	902,032
Total Common Stocks	22,053,406	—	—	22,053,406
SHORT-TERM OBLIGATION
Repurchase Agreement	—	174,000	—	174,000
Total Short-Term Obligation	—	174,000	—	174,000
Total Investments	22,053,406	174,000	—	22,227,406
Unrealized depreciation on futures contracts	(5,255)	—	—	(5,255)
Total	$22,048,151	$174,000	$—	$22,222,151

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At June 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	18.5
Health Care	14.1
Financials	13.7
Energy	12.5
Consumer Staples	12.0
Industrials	9.9
Consumer Discretionary	9.0
Utilities	4.1
Telecommunication Services	3.6
Materials	3.3
100.7
Short-Term Obligation	0.8
Other Assets & Liabilities, Net	(1.5)
100.0

At June 30, 2009, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Futures	250	$228,875	$234,130	Sept-2009	$(5,255)

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Unaffiliated investments, at cost	$21,185,369
Affiliated investments, at cost	579,174
Total investments, at cost	21,764,543
Unaffiliated investments, at value	$21,935,171
Affiliated investments, at value	292,235
Total investments, at value	22,227,406
Receivable for:
Investments sold	41,111
Dividends	30,585
Expense reimbursement due from investment advisor	15,416
Trustees' deferred compensation plan	10,392
Prepaid expenses	619
Total Assets	22,325,529
Liabilities
Payable to custodian bank	21,920
Payable for:
Investments purchased	38,034
Fund shares repurchased	296,527
Futures variation margin	1,425
Investment advisory fee	3,724
Transfer agent fee	5
Trustees' fees	352
Audit fee	18,855
Pricing and bookkeeping fees	5,893
Custody fee	11,453
Distribution fees — Class B	4,628
Chief compliance officer expenses	166
Reports to shareholders	7,878
Trustees' deferred compensation plan	10,392
Other liabilities	1,029
Total Liabilities	422,281
Net Assets	$21,903,248
Net Assets Consist of
Paid-in capital	$24,130,841
Undistributed net investment income	822,313
Accumulated net realized loss	(3,507,514)
Net unrealized appreciation (depreciation) on:
Investments	462,863
Futures contracts	(5,255)
Net Assets	$21,903,248
Class A
Net assets	$74,532
Shares outstanding	9,144
Net asset value per share	$8.15
Class B
Net assets	$21,828,716
Shares outstanding	2,696,556
Net asset value per share	$8.10

See Accompanying Notes to Financial Statements.

12

Statement of Operations

Columbia S&P 500® Index Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Dividends	$278,678
Dividends from affiliates	391
Interest	331
Total Investment Income	279,400
Expenses
Investment advisory fee	21,159
Distribution fees — Class B	26,364
Transfer agent fee	42
Pricing and bookkeeping fees	24,123
Trustees' fees	7,200
Custody fee	11,160
Audit fee	16,035
Reports to shareholders	13,980
Chief compliance officer expenses	295
Other expenses	16,816
Total Expenses	137,174
Fees waived or expenses reimbursed by investment advisor	(79,895)
Custody earnings credit	— *
Net Expenses	57,279
Net Investment Income	222,121
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized loss on:
Unaffiliated investments	(271,385)
Affiliated investments	(11,631)
Futures contracts	(86,493)
Net realized loss	(369,509)
Net change in unrealized appreciation (depreciation) on:
Investments	696,402
Futures contracts	(13,604)
Net change in unrealized appreciation (depreciation)	682,798
Net Gain	313,289
Net Increase Resulting from Operations	$535,410

*  Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets

Columbia S&P 500® Index Fund, Variable Series

Increase (Decrease) in Net Assets:	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income	$222,121	$624,640
Net realized loss on investments and futures contracts	(369,509)	(150,539)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	682,798	(15,674,871)
Net increase (decrease) resulting from operations	535,410	(15,200,770)
Distributions to Shareholders
From net investment income:
Class A	—	(2,070)
Class B	—	(637,701)
Total distributions to shareholders	—	(639,771)
Net Capital Stock Transactions	(2,169,258)	(7,625,712)
Total decrease in net assets	(1,633,848)	(23,466,253)
Net Assets
Beginning of period	23,537,096	47,003,349
End of period	$21,903,248	$23,537,096
Undistributed net investment income at end of period	$822,313	$600,192
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Class A
Distributions reinvested	—	$—	192	$2,070
Net increase	—	—	192	2,070
Class B
Subscriptions	115,938	813,000	246,074	2,383,711
Distributions reinvested	—	—	59,431	637,701
Redemptions	(405,111)	(2,982,258)	(985,936)	(10,649,194)
Net decrease	(289,173)	(2,169,258)	(680,431)	(7,627,782)

See Accompanying Notes to Financial Statements.

14

Financial Highlights

Columbia S&P 500® Index Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008		2007		2006(a)		2005		2004
Net Asset Value, Beginning of Period	$7.90		$12.87		$12.40		$10.92		$10.45		$9.62
Income from Investment Operations:
Net investment income (b)	0.09		0.22		0.20		0.17		0.15		0.14 (c)
Net realized and unrealized gain (loss) on investments and futures contracts	0.16		(4.96)		0.46		1.49		0.32		0.83
Total from investment operations	0.25		(4.74)		0.66		1.66		0.47		0.97
Less Distributions to Shareholders:
From net investment income	—		(0.23)		(0.19)		(0.18)		—		(0.14)
Net Asset Value, End of Period	$8.15		$7.90		$12.87		$12.40		$10.92		$10.45
Total return (d)(e)	3.16	%(f)(g)	(37.30	)%(f)	5.23	%(f)	15.31	%(f)	4.50	%(f)(h)	10.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.29	%(j)	0.37%		0.47%		0.48%		0.44%		0.64%
Waiver/Reimbursement	0.76	%(j)	0.34%		0.12%		0.06%		0.01%		—
Net investment income (i)	2.34	%(j)	2.05%		1.53%		1.47%		1.44%		1.42%
Portfolio turnover rate	3	%(g)	5%		4%		5%		7%		6%
Net assets, end of period (000s)	$75		$72		$115		$110		$95		$91

(a)  On May 1, 2006, Liberty S&P 500 Index Fund, Variable Series was renamed Columbia S&P 500® Index Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights

Columbia S&P 500® Index Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008	2007	2006(a)	2005		2004
Net Asset Value, Beginning of Period	$7.86		$12.79	$12.34	$10.87	$10.43		$9.59
Income from Investment Operations:
Net investment income (b)	0.08		0.19	0.16	0.14	0.12		0.13 (c)
Net realized and unrealized gain (loss) on investments and futures contracts	0.16		(4.92)	0.45	1.48	0.32		0.84
Total from investment operations	0.24		(4.73)	0.61	1.62	0.44		0.97
Less Distributions to Shareholders:
From net investment income	—		(0.20)	(0.16)	(0.15)	—		(0.13)
Net Asset Value, End of Period	$8.10		$7.86	$12.79	$12.34	$10.87		$10.43
Total return (d)(e)(f)	3.05	%(g)	(37.40)%	4.87%	15.03%	4.22	%(h)	10.12%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.54	%(j)	0.62%	0.72%	0.73%	0.69%		0.75%
Waiver/Reimbursement	0.76	%(j)	0.34%	0.12%	0.06%	0.01%		0.14%
Net investment income (i)	2.10	%(j)	1.79%	1.27%	1.22%	1.19%		1.29%
Portfolio turnover rate	3	%(g)	5%	4%	5%	7%		6%
Net assets, end of period (000s)	$21,829		$23,465	$46,888	$50,712	$52,431		$54,646

(a)  On May 1, 2006, Liberty S&P 500 Index Fund, Variable Series was renamed Columbia S&P 500® Index Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia S&P 500® Index Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective—The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) 500 Index.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

On January 1, 2009, the Fund adopted Statement of Financial Accounting Standards No. 161, Disclosures about

17

Notes to Financial Statements (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009 (Unaudited)

Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Futures Contracts—The Fund entered into stock index futures contracts to manage its exposure to the securities markets and or to movements in interest rates.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, or (3) an inaccurate prediction of the future direction of interest rates by Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

18

Notes to Financial Statements (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$639,771
Long-Term Capital Gains	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$5,542,696
Unrealized depreciation	(5,079,833)
Net unrealized appreciation	$462,863

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2012	$53,470
2013	717,217
2014	523,352
2016	283,376
$1,577,415

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee at the annual rate of 0.20% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of

19

Notes to Financial Statements (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009 (Unaudited)

payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Effective May 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.15% of the Fund's average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Prior to May 1, 2009, Columbia contractually agreed to waive fees and/or reimburse the Fund for certain expense so that the Fund's ordinary operating expenses did not exceed 0.37% annually of the Fund's average daily net assets.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Derivative Instruments

Derivatives not accounted for as hedging instruments under Statement 133:
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts	Unrealized appreciation	$—*	Unrealized depreciation	$5,255*
Total		$— *		$5,255 *

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Investment Portfolio futures contracts table. Only current day's variation margin is reported in the Statement of Assets and Liabilities.

20

Notes to Financial Statements (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009 (Unaudited)

	The Effect of Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2009
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Total
Net realized gain (loss) on futures contracts	$(86,493)	$(86,493)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Total
Net change in unrealized appreciation (depreciation) on futures contracts	$(13,604)	$(13,604)

Note 7. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $548,213 and $995,716, respectively.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under this arrangement.

Note 9. Shares of Beneficial Interest

As of June 30, 2009, the Fund had two shareholders that collectively held 100.0% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to

21

Notes to Financial Statements (continued)

Columbia S&P 500® Index Fund, Variable Series / June 30, 2009 (Unaudited)

the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

22

Important Information About This Report

A description of the policies and procedures that Columbia S&P 500® Index Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19720-0609 (08/09) 09/84996

Columbia Mid Cap Value Fund,
Variable Series

Columbia Funds Variable Insurance Trust

2009 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Mid Cap Value Fund, Variable Series / June 30, 2009

Columbia Mid Cap Value Fund, Variable Series seeks long-term capital appreciation.

Diane L. Sobin, David I. Hoffman, Lori J. Ensinger and Noah J. Petrucci have co-managed the fund since September 2004.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares outpaced the fund's benchmark, the Russell Midcap Value Index.1 The fund underperformed the average return for its peer group, the Lipper VUF Mid-Cap Value Funds Classification.2 The outperformance relative to the index was primarily due to positive returns from utilities and basic materials holdings. Because the fund's risk discipline is designed to ensure that two-thirds of the portfolio's risk comes from stock selection and a third from sector allocation, the fund had more exposure than many peers to underperforming sectors, including financials.

•  A defensive position in regulated utilities and those committed to renewable energy sources helped, including power companies PG&E in California and FPL Group in Florida (1.9% and 1.4% of net assets, respectively). An increase in base commodity prices boosted copper producer Freeport-McMoRan Copper & Gold (0.5% of net assets). An emphasis on well-managed businesses that benefit during a weak economy was rewarded with positive performance from container and packaging companies Crown Holdings and Packaging Corp. of America (0.9% and 1.0% of net assets, respectively). In the financials sector, a defensive position in well–capitalized REIT holdings and commercial banks helped returns.

•  Several technology holdings detracted from performance. ATM machine and barcode scanner maker NCR (1.0% of net assets) was hurt by declining demand for self-service check-out machines. Improved check deposit technologies helped the company's ATM business, and we continue to hold it. We were late to own Sun Microsystems, buying the stock after it appreciated on a buyout offer—but before that offer was rejected in favor of another. Holdings in the consumer discretionary area hurt returns. Increased competition in the used videogame space hurt retailer Gamestop (0.5% of net assets). Holdings in the telecommunication services and insurance areas also detracted from returns.

•  As the economy improves, we believe that consumer discretionary, basic materials and financials stocks could be among the first beneficiaries as consumer and industrial demand resumes and credit markets normalize. While we continue to seek new opportunities in all sectors of the market that meet our criteria for revenue acceleration and profit margin improvement, we have positioned the portfolio to benefit from the early stages of an economic recovery when it unfolds.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. The price of the company's stock may not approach the value the advisor has placed on it.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Russell Midcap Value Index measures the performance of those Russell Midcap index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Mid Cap Value Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	Life
Class A (05/30/00)	3.23	-33.06	-2.31	2.54
Class B (05/30/00)	3.24	-33.07	-2.39	2.44
Russell Midcap Value Index[1]	3.19	-30.52	-0.43	5.13

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class A	8.36	8.63
Class B	8.33	8.60

Annual operating expense ratio (%)*
Class A	1.21
Class B	1.46
Annual operating expense ratio after contractual waivers (%)*
Class A	1.00
Class B	1.00

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report and include the expenses incurred by the investment companies in which the fund invests. The contractual waiver expires 04/30/10. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

1  Index performance for the life of the fund is from May 30, 2000.

2

Understanding Your Expenses

Columbia Mid Cap Value Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,032.28	1,019.84	5.04	5.01	1.00
Class B	1,000.00	1,000.00	1,032.38	1,019.84	5.04	5.01	1.00

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Mid Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—97.6%
Consumer Discretionary—14.2%
Auto Components—0.9%
BorgWarner, Inc.	4,000	$136,600
Distributors—0.8%
Genuine Parts Co.	3,600	120,816
Hotels, Restaurants & Leisure—2.1%
Royal Caribbean Cruises Ltd.	10,250	138,785
Starwood Hotels & Resorts Worldwide, Inc.	8,900	197,580
		336,365
Household Durables—1.6%
DR Horton, Inc.	8,700	81,432
Stanley Works	4,800	162,432
		243,864
Leisure Equipment & Products—1.0%
Hasbro, Inc.	6,750	163,620
Media—0.8%
Regal Entertainment Group, Class A	9,900	131,571
Multiline Retail—3.0%
J.C. Penney Co., Inc.	7,600	218,196
Nordstrom, Inc.	12,300	244,647
		462,843
Specialty Retail—2.9%
American Eagle Outfitters, Inc.	9,700	137,449
Foot Locker, Inc.	15,900	166,473
GameStop Corp., Class A (a)	3,700	81,437
Ross Stores, Inc.	2,000	77,200
		462,559
Textiles, Apparel & Luxury Goods—1.1%
Polo Ralph Lauren Corp.	3,200	171,328
Consumer Staples—8.0%
Beverages—1.8%
Fomento Economico Mexicano SAB de CV, ADR	6,250	201,500
Pepsi Bottling Group, Inc.	2,500	84,600
		286,100
Food Products—4.0%
ConAgra Foods, Inc.	4,450	84,817
Corn Products International, Inc.	3,400	91,086
Dean Foods Co. (a)	8,350	160,236
Hershey Co.	3,250	117,000
JM Smucker Co.	2,700	131,382
Smithfield Foods, Inc. (a)	3,000	41,910
		626,431
Household Products—0.7%
Clorox Co.	2,150	120,035
Personal Products—1.5%
Avon Products, Inc.	5,350	137,923
Estée Lauder Companies, Inc., Class A	2,900	94,743
		232,666

	Shares	Value
Energy—7.2%
Energy Equipment & Services—1.7%
National-Oilwell Varco, Inc. (a)	3,350	$109,411
Noble Corp.	5,600	169,400
		278,811
Oil, Gas & Consumable Fuels—5.5%
Cabot Oil & Gas Corp.	5,500	168,520
Forest Oil Corp. (a)	3,300	49,236
Hess Corp.	2,000	107,500
Newfield Exploration Co. (a)	3,850	125,779
Peabody Energy Corp.	5,150	155,324
Williams Companies, Inc.	16,300	254,443
		860,802
Financials—27.5%
Capital Markets—2.3%
Ameriprise Financial, Inc.	11,100	269,397
Greenhill & Co., Inc.	1,265	91,346
		360,743
Commercial Banks—10.0%
Bank of Hawaii Corp.	4,250	152,278
BB&T Corp.	7,300	160,454
City National Corp.	4,450	163,893
Comerica, Inc.	8,600	181,890
Cullen/Frost Bankers, Inc.	5,200	239,824
Fifth Third Bancorp	15,800	112,180
SVB Financial Group (a)	6,644	180,850
TCF Financial Corp.	20,700	276,759
Zions Bancorporation	8,850	102,306
		1,570,434
Insurance—7.8%
ACE Ltd.	5,036	222,742
AON Corp.	2,700	102,249
Axis Capital Holdings Ltd.	6,000	157,080
Marsh & McLennan Companies, Inc.	12,400	249,612
Prudential Financial, Inc.	4,359	162,242
Reinsurance Group of America, Inc.	9,300	324,663
		1,218,588
Real Estate Investment Trusts (REITs)—7.4%
Alexandria Real Estate Equities, Inc.	3,100	110,949
Boston Properties, Inc.	2,400	114,480
Equity Residential Property Trust	3,900	86,697
Host Hotels & Resorts, Inc.	15,100	126,689
Plum Creek Timber Co., Inc.	6,400	190,592
ProLogis	7,050	56,823
Rayonier, Inc.	7,300	265,355
Simon Property Group, Inc.	2,528	130,015
Vornado Realty Trust	1,875	84,431
		1,166,031

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Health Care—6.1%
Health Care Equipment & Supplies—4.4%
Beckman Coulter, Inc.	2,850	$162,849
Cooper Companies, Inc.	3,700	91,501
Hospira, Inc. (a)	6,600	254,232
Teleflex, Inc.	4,000	179,320
		687,902
Health Care Providers & Services—1.7%
AmerisourceBergen Corp.	7,600	134,824
Community Health Systems, Inc. (a)	5,400	136,350
		271,174
Industrials—8.7%
Aerospace & Defense—2.6%
AerCap Holdings NV (a)	9,500	68,590
Alliant Techsystems, Inc. (a)	1,200	98,832
L-3 Communications Holdings, Inc.	1,750	121,415
Spirit Aerosystems Holdings, Inc., Class A (a)	8,896	122,231
		411,068
Airlines—0.4%
Delta Air Lines, Inc. (a)	11,200	64,848
Electrical Equipment—1.0%
Cooper Industries Ltd., Class A	4,850	150,592
Industrial Conglomerates—0.2%
Textron, Inc.	3,754	36,264
Machinery—3.3%
Harsco Corp.	4,750	134,425
Kennametal, Inc.	6,000	115,080
Navistar International Corp. (a)	2,000	87,200
Parker Hannifin Corp.	4,150	178,284
		514,989
Marine—0.5%
Alexander & Baldwin, Inc.	3,450	80,868
Road & Rail—0.7%
Canadian Pacific Railway Ltd.	2,550	101,490
Information Technology—8.0%
Communications Equipment—0.6%
CommScope, Inc. (a)	3,300	86,658
Computers & Peripherals—1.8%
Diebold, Inc.	4,800	126,528
NCR Corp. (a)	12,650	149,650
		276,178
Electronic Equipment, Instruments & Components—2.2%
Agilent Technologies, Inc. (a)	4,350	88,349
Arrow Electronics, Inc. (a)	6,850	145,494
Mettler-Toledo International, Inc. (a)	1,475	113,796
		347,639

	Shares	Value
Internet Software & Services—0.5%
VeriSign, Inc. (a)	4,300	$79,464
Semiconductors & Semiconductor Equipment—1.2%
Intersil Corp., Class A	3,200	40,224
Lam Research Corp. (a)	1,277	33,202
Marvell Technology Group Ltd. (a)	4,412	51,355
Verigy Ltd. (a)	5,463	66,485
		191,266
Software—1.7%
Activision Blizzard, Inc. (a)	5,800	73,254
Citrix Systems, Inc. (a)	3,500	111,615
Synopsys, Inc. (a)	4,600	89,746
		274,615
Materials—6.9%
Chemicals—3.0%
Air Products & Chemicals, Inc.	2,700	174,393
Albemarle Corp.	5,000	127,850
PPG Industries, Inc.	3,750	164,625
		466,868
Containers & Packaging—1.9%
Crown Holdings, Inc. (a)	5,900	142,426
Packaging Corp. of America	9,250	149,850
		292,276
Metals & Mining—0.5%
Allegheny Technologies, Inc.	2,400	83,832
Paper & Forest Products—1.5%
Weyerhaeuser Co.	7,700	234,311
Utilities—11.0%
Electric Utilities—3.4%
American Electric Power Co., Inc.	3,300	95,337
Entergy Corp.	1,400	108,528
FPL Group, Inc.	3,950	224,597
Northeast Utilities	5,200	116,012
		544,474
Independent Power Producers & Energy Traders—0.3%
AES Corp. (a)	3,642	42,284
Multi-Utilities—7.3%
PG&E Corp.	7,850	301,754
Public Service Enterprise Group, Inc.	4,700	153,361
Sempra Energy	5,900	292,817
Wisconsin Energy Corp.	4,200	170,982
Xcel Energy, Inc.	12,100	222,760
		1,141,674
Total Common Stocks (cost of $17,277,407)		15,330,941

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS—1.6%
Consumer Discretionary—1.1%
Auto Components—1.1%
Johnson Controls, Inc., 11.500% 03/31/12 (a)	1,500	$162,315
Materials—0.5%
Metals & Mining—0.5%
Freeport-McMoRan Copper & Gold, Inc., 6.750% 05/01/10	1,000	79,430
Total Convertible Preferred Stocks (cost of $114,665)		241,745
	Par
CONVERTIBLE BOND—0.3%
Financials—0.3%
Real Estate Investment Trusts (REITs)—0.3%
Vornado Realty Trust 3.625% 11/15/26	$57,000	51,585
Total Convertible Bond (cost of $45,368)		51,585
SHORT-TERM OBLIGATION—1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09 at 0.000%, collateralized by a U.S. Treasury obligation maturing 08/15/17, market value $177,375 (repurchase proceeds $169,000)	169,000	169,000
Total Short-Term Obligation (cost of $169,000)		169,000
Total Investments—100.6% (cost of $17,606,440) (b)		15,793,271
Other Assets & Liabilities, Net—(0.6)%		(88,972)
Net Assets—100.0%		$15,704,299

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $17,606,440.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Auto Components	$136,600	$—	$—	$136,600
Distributors	120,816	—	—	120,816
Hotels, Restaurants & Leisure	336,365	—	—	336,365
Household Durables	243,864	—	—	243,864
Leisure Equipment & Products	163,620	—	—	163,620
Media	131,571	—	—	131,571
Multiline Retail	462,843	—	—	462,843
Specialty Retail	462,559	—	—	462,559
Textiles, Apparel & Luxury Goods	171,328	—	—	171,328
	2,229,566	—	—	2,229,566
Consumer Staples
Beverages	286,100	—	—	286,100
Food Products	626,431	—	—	626,431
Household Products	120,035	—	—	120,035
Personal Products	232,666	—	—	232,666
	1,265,232	—	—	1,265,232
Energy
Energy Equipment & Services	278,811	—	—	278,811
Oil, Gas & Consumable Fuels	860,802	—	—	860,802
	1,139,613	—	—	1,139,613
Financials
Capital Markets	360,743	—	—	360,743
Commercial Banks	1,570,434	—	—	1,570,434
Insurance	1,218,588	—	—	1,218,588
Real Estate Investment Trusts (REITs)	1,166,031	—	—	1,166,031
	4,315,796	—	—	4,315,796
Health Care
Health Care Equipment & Supplies	687,902	—	—	687,902
Health Care Providers & Services	271,174	—	—	271,174
	959,076	—	—	959,076
Industrials
Aerospace & Defense	411,068	—	—	411,068
Airlines	64,848	—	—	64,848
Electrical Equipment	150,592	—	—	150,592
Industrial Conglomerates	36,264	—	—	36,264
Machinery	514,989	—	—	514,989
Marine	80,868	—	—	80,868
Road & Rail	101,490	—	—	101,490
	1,360,119	—	—	1,360,119
Information Technology
Communications Equipment	86,658	—	—	86,658
Computers & Peripherals	276,178	—	—	276,178
Electronic Equipment, Instruments & Components	347,639	—	—	347,639

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Internet Software & Services	$79,464	$—	$—	$79,464
Semiconductors & Semiconductor Equipment	191,266	—	—	191,266
Software	274,615	—	—	274,615
	1,255,820	—	—	1,255,820
Materials
Chemicals	466,868	—	—	466,868
Containers & Packaging	292,276	—	—	292,276
Metals & Mining	83,832	—	—	83,832
Paper & Forest Products	234,311	—	—	234,311
	1,077,287	—	—	1,077,287
Utilities
Electric Utilities	544,474	—	—	544,474
Independent Power Producers & Energy Traders	42,284	—	—	42,284
Multi-Utilities	1,141,674	—	—	1,141,674
	1,728,432	—	—	1,728,432
Total Common Stocks	15,330,941	—	—	15,330,941
CONVERTIBLE PREFERRED STOCKS
Consumer Discretionary
Auto Components	162,315	—	—	162,315
Materials
Metals & Mining	79,430	—	—	79,430
Total Convertible Preferred Stocks	241,745	—	—	241,745
CONVERTIBLE BOND
Financials
Real Estate Investment Trusts (REITs)	—	51,585	—	51,585
Total Convertible Bond	—	51,585	—	51,585
SHORT-TERM OBLIGATION
Repurchase Agreement	—	169,000	—	169,000
Total Short-Term Obligation	—	169,000	—	169,000
Total Investments	15,572,686	220,585	—	15,793,271
Total	$15,572,686	$220,585	$—	$15,793,271

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At June 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	27.8
Consumer Discretionary	15.3
Utilities	11.0
Industrials	8.7
Consumer Staples	8.0
Information Technology	8.0
Materials	7.4
Energy	7.2
Health Care	6.1
99.5
Short-Term Obligation	1.1
Other Assets & Liabilities, Net	(0.6)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities

Columbia Mid Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$17,606,440
Investments, at value	$15,793,271
Cash	594
Receivable for:
Investments sold	52,731
Fund shares sold	4,044
Dividends	21,569
Interest	264
Expense reimbursement due from investment advisor	10,600
Trustees' deferred compensation plan	10,003
Prepaid expenses	517
Total Assets	15,893,593
Liabilities
Payable for:
Investments purchased	32,859
Fund shares repurchased	94,907
Investment advisory fee	9,343
Transfer agent fee	30
Trustees' fees	229
Audit fee	18,177
Pricing and bookkeeping fees	4,272
Custody fee	1,515
Distribution fees — Class B	3,214
Chief compliance officer expenses	166
Reports to shareholders	8,211
Trustees' deferred compensation plan	10,003
Other liabilities	6,368
Total Liabilities	189,294
Net Assets	$15,704,299
Net Assets Consist of
Paid-in capital	$22,792,161
Undistributed net investment income	340,579
Accumulated net realized loss	(5,615,265)
Net unrealized depreciation on:
Investments	(1,813,169)
Foreign currency translations	(7)
Net Assets	$15,704,299
Class A
Net assets	$694,240
Shares outstanding	80,481
Net asset value per share	$8.63
Class B
Net assets	$15,010,059
Shares outstanding	1,745,419
Net asset value per share	$8.60

See Accompanying Notes to Financial Statements.

8

Statement of Operations

Columbia Mid Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Dividends	$197,883
Interest	1,336
Foreign taxes withheld	(163)
Total Investment Income	199,056
Expenses
Investment advisory fee	54,536
Distribution fees — Class B	18,706
Transfer agent fee	141
Pricing and bookkeeping fees	21,287
Trustees' fees	6,896
Custody fee	4,084
Audit fee	15,419
Reports to shareholders	13,747
Chief compliance officer expenses	295
Other expenses	8,128
Total Expenses	143,239
Fees waived or expenses reimbursed by investment advisor	(46,561)
Fees waived by distributor — Class B	(18,695)
Custody earnings credit	— *
Net Expenses	77,983
Net Investment Income	121,073
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(3,070,594)
Foreign currency transactions	4
Net realized loss	(3,070,590)
Net change in unrealized appreciation (depreciation) on:
Investments	3,290,249
Foreign currency translations	(1)
Net change in unrealized appreciation (depreciation)	3,290,248
Net Gain	219,658
Net Increase Resulting from Operations	$340,731

*  Rounds to less than $1.00

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets

Columbia Mid Cap Value Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment income	$121,073	$241,442
Net realized loss on investments, foreign currency transactions and written options	(3,070,590)	(2,501,132)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and written options	3,290,248	(12,390,743)
Net increase (decrease) resulting from operations	340,731	(14,650,433)
Distributions to Shareholders
From net investment income:
Class A	—	(16,186)
Class B	—	(300,370)
From net realized gains:
Class A	—	(238,872)
Class B	—	(4,590,353)
Total distributions to shareholders	—	(5,145,781)
Net Capital Stock Transactions	(2,430,324)	(2,332,139)
Total decrease in net assets	(2,089,593)	(22,128,353)
Net Assets
Beginning of period	17,793,892	39,922,245
End of period	$15,704,299	$17,793,892
Undistributed net investment income at end of period	$340,579	$219,506

Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	1,783	$14,165	2,055	$20,849
Distributions reinvested	—	—	20,470	255,058
Redemptions	(5,409)	(41,400)	(55,705)	(717,976)
Net decrease	(3,626)	(27,235)	(33,180)	(442,069)
Class B
Subscriptions	71,520	536,496	159,257	1,712,254
Distributions reinvested	—	—	393,778	4,890,723
Redemptions	(377,012)	(2,939,585)	(629,760)	(8,493,047)
Net decrease	(305,492)	(2,403,089)	(76,725)	(1,890,070)

See Accompanying Notes to Financial Statements.

10

Financial Highlights

Columbia Mid Cap Value Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008		2007	2006(a)	2005		2004
Net Asset Value, Beginning of Period	$8.36		$17.83		$19.24	$19.84	$17.66		$15.42
Income from Investment Operations:
Net investment income (b)	0.06		0.11		0.15 (c)	0.15	0.14		0.08
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	0.21		(6.92)		1.54	2.88	2.04		2.32
Total from investment operations	0.27		(6.81)		1.69	3.03	2.18		2.40
Less Distributions to Shareholders:
From net investment income	—		(0.16)		(0.16)	(0.14)	—		(0.08)
From net realized gains	—		(2.50)		(2.94)	(3.49)	—		(0.08)
Total distributions to shareholders	—		(2.66)		(3.10)	(3.63)	—		(0.16)
Net Asset Value, End of Period	$8.63		$8.36		$17.83	$19.24	$19.84		$17.66
Total return (d)(e)	3.23	%(f)(g)	(43.09	)%(g)	7.61%	16.91%	12.34	%(g)	15.59%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	1.00	%(i)	1.09%		1.07%	1.04%	0.94%		0.86%
Waiver/Reimbursement	0.60	%(i)	0.12%		—	—	—	%(j)	—
Net investment income (h)	1.56	%(i)	0.80%		0.75%	0.73%	0.70%		0.47%
Portfolio turnover rate	37	%(f)	52%		46%	61%	64%		17%
Net assets, end of period (000s)	$694		$703		$2,091	$2,234	$1,915		$1,612

(a)  On May 1, 2006, Liberty Select Value Fund, Variable Series was renamed Columbia Mid Cap Value Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this special dividend amounts to $0.04 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Not annualized.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights

Columbia Mid Cap Value Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008	2007	2006(a)	2005	2004
Net Asset Value, Beginning of Period	$8.33		$17.78	$19.19	$19.77	$17.64	$15.41
Income from Investment Operations:
Net investment income (b)	0.06		0.11	0.14 (c)	0.13	0.10	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.21		(6.90)	1.54	2.89	2.03	2.32
Total from investment operations	0.27		(6.79)	1.68	3.02	2.13	2.36
Less Distributions to Shareholders:
From net investment income	—		(0.16)	(0.15)	(0.11)	—	(0.05)
From net realized gains	—		(2.50)	(2.94)	(3.49)	—	(0.08)
Total distributions to shareholders	—		(2.66)	(3.09)	(3.60)	—	(0.13)
Net Asset Value, End of Period	$8.60		$8.33	$17.78	$19.19	$19.77	$17.64
Total return (d)(e)(f)	3.24	%(g)	(43.12)%	7.57%	16.91%	12.07%	15.32%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	1.00	%(i)	1.09%	1.10%	1.10%	1.10%	1.10%
Waiver/Reimbursement	0.85	%(i)	0.37%	0.22%	0.19%	0.09%	0.01%
Net investment income (h)	1.55	%(i)	0.85%	0.72%	0.67%	0.55%	0.23%
Portfolio turnover rate	37	%(g)	52%	46%	61%	64%	17%
Net assets, end of period (000s)	$15,010		$17,091	$37,831	$42,153	$41,416	$41,125

(a)  On May 1, 2006, Liberty Select Value Fund, Variable Series was renamed Columbia Mid Cap Value Fund, Variable Series..

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Net investment income per share reflects a special dividend. The effect of this special dividend amounts to $0.04 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

12

Notes to Financial Statements

Columbia Mid Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Ocassionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157,

13

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

Fair Value Measurements ("SFAS 157"), establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these

14

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$998,864
Long-Term Capital Gains	4,146,917

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$1,632,479
Unrealized depreciation	(3,445,648)
Net unrealized depreciation	$(1,813,169)

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2016	$1,588,491

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory, administrative and other services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.70%
$500 million to $1 billion	0.65%
Over $1 billion	0.60%

For the six month period ended June 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.70% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and

15

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has contractually agreed to reimburse a portion of the Fund's expenses through April 30, 2010 so that the Fund's ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.00% of the Fund's average daily net assets on an annualized basis.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other Related Party Transactions—In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. The total brokerage commissions paid to affiliated brokers for the six month period ended June 30, 2009 was $718.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $5,785,076 and $7,303,591, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under this arrangement.

16

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

Note 8. Shares of Beneficial Interest

As of June 30, 2009, the Fund had two shareholders that collectively held 91.5% of the Fund's shares outstanding.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

17

Notes to Financial Statements (continued)

Columbia Mid Cap Value Fund, Variable Series / June 30, 2009 (Unaudited)

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

18

Important Information About This Report

A description of the policies and procedures that Columbia Mid Cap Value Fund, Variable Series used to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19621-0609 (08/09) 09/85355

Columbia Small Company Growth Fund, Variable Series

Columbia Funds Variable Insurance Trust

2009 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Small Company Growth Fund, Variable Series / June 30, 2009

Columbia Small Company Growth Fund, Variable Series seeks long-term capital appreciation.

Christian Pineno has been the lead portfolio manager for the fund since June 2005. Daniele M. Donahoe and Jon Michael Morgan have been co-managers of the fund since December 2005.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares trailed the returns of the fund's benchmark, the Russell 2000 Growth Index1 and its peer group, the Lipper VUF Small-Cap Growth Funds Classification.2 We believe the fund's focus on higher quality small companies, especially in the health care sector, hurt comparative results, as more volatile issues led the stock market's spring rally.

•  Health care was the period's most disappointing sector. Two biotech firms, OSI Pharmaceuticals and Onyx Pharmaceuticals (0.6% and 1.0% of net assets, respectively), underperformed despite successful existing products and attractive drugs in development. Investors favored more speculative biotech names. In consumer discretionary, we sold Jackson Hewitt Tax Service in view of the serious debt challenges facing the company.

•  The information technology sector provided the period's best performers. Riverbed Technology (0.6% of net assets), which helps companies optimize internal networks for speed and efficiency, enjoyed a strong gain despite the squeeze on technology spending. Tele Tech Holdings (1.5% of net assets) was another strong contributor, thanks to gains in its domestic and overseas outsourcing business. Tele Tech's robust cash flows have enabled it to buy back significant numbers of shares. In chemicals, Newmarket, a maker of petroleum additives, saw shares rise sharply as falling energy prices reduced materials costs, broadening margins dramatically. We sold this position after shares rose.

•  Going forward, we believe that investors will put less emphasis on the lower quality issues that spurred the brisk rally in the year's second quarter. We also feel that growth will be a scarce commodity as the economy begins to right itself over the next few quarters. Market participants may thus turn to companies with good products, cash-rich balance sheets and low borrowing needs and reward them with premium valuations—the kinds of companies that we emphasize in the fund. We also plan to focus on companies that derive the bulk of their revenues in the United States, because we believe that the U.S. would lead a global recovery.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies. Investing in growth stocks incurs the possibility of losses because their prices are sensitive to changes in current or expected earnings.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Small Company Growth Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Average annual total return as of June 30, 2009 (%)

	(cumulative) 6-month	1-year	5-year	10-year
Class A (01/01/89)	6.84	-29.86	-2.62	1.82
Class B (06/01/00)	6.65	-30.02	-2.72	1.70
Russell 2000 Growth Index	11.36	-24.85	-1.32	-0.89

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class A	7.60	8.12
Class B	7.52	8.02

Annual operating expense ratio (%)*
Class A	0.91
Class B	1.16

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report and includes the expenses incurred by the investment companies in which the fund invests. Differences in expense ratios disclosed elsewhere in this report may result from including expenses incurred by the investment companies, fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

The returns shown for Class B shares include the returns of the fund's Class A shares (the oldest existing share class) for periods prior to June 1, 2000, the date on which Class B shares were first offered by the Fund. The returns shown for Class B shares have not been restated to reflect any differences in expenses, such as distribution (Rule 12b-1) fees between Class A shares and Class B shares. If differences in expenses were reflected, the returns for Class B shares shown for periods prior to June 1, 2000 would be lower.

2

Understanding Your Expenses

Columbia Small Company Growth Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,069.72	1,020.83	4.11	4.01	0.80
Class B	1,000.00	1,000.00	1,067.79	1,019.59	5.38	5.26	1.05

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in each share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Small Company Growth Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—99.3%
Consumer Discretionary—14.9%
Diversified Consumer Services—2.4%
Brink's Home Security Holdings, Inc. (a)	10,040	$284,232
Capella Education Co. (a)	7,758	465,092
Corinthian Colleges, Inc. (a)	15,830	268,002
		1,017,326
Hotels, Restaurants & Leisure—2.0%
Bally Technologies, Inc. (a)	18,470	552,623
Red Robin Gourmet Burgers, Inc. (a)	14,503	271,931
		824,554
Household Durables—0.6%
Tempur-Pedic International, Inc.	19,170	250,552
Internet & Catalog Retail—0.9%
Blue Nile, Inc. (a)	3,740	160,783
NutriSystem, Inc.	15,230	220,835
		381,618
Media—2.2%
Arbitron, Inc.	22,550	358,319
Knology, Inc. (a)	26,650	229,990
Marvel Entertainment, Inc. (a)	4,955	176,348
VisionChina Media, Inc., ADR (a)	29,490	180,184
		944,841
Specialty Retail—2.4%
Aeropostale, Inc. (a)	7,620	261,137
AnnTaylor Stores Corp. (a)	33,980	271,161
hhgregg, Inc. (a)	15,270	231,493
Wet Seal, Inc., Class A (a)	88,090	270,436
		1,034,227
Textiles, Apparel & Luxury Goods—4.4%
Fossil, Inc. (a)	12,999	313,016
Iconix Brand Group, Inc. (a)	29,120	447,866
Phillips-Van Heusen Corp.	13,097	375,753
True Religion Apparel, Inc. (a)	12,400	276,520
Volcom, Inc. (a)	19,400	242,500
Warnaco Group, Inc. (a)	6,390	207,036
		1,862,691
Consumer Staples—3.9%
Food & Staples Retailing—0.5%
Casey's General Stores, Inc.	8,600	220,934
Food Products—2.6%
Darling International, Inc. (a)	41,852	276,223
Flowers Foods, Inc.	17,327	378,422
Sanderson Farms, Inc.	5,861	263,745
TreeHouse Foods, Inc. (a)	5,770	166,003
		1,084,393
Personal Products—0.8%
Chattem, Inc. (a)	4,812	327,697

	Shares	Value
Energy—3.9%
Energy Equipment & Services—1.4%
Dril-Quip, Inc. (a)	9,500	$361,950
Pioneer Drilling Co. (a)	27,491	131,682
T-3 Energy Services, Inc. (a)	5,661	67,422
		561,054
Oil, Gas & Consumable Fuels—2.5%
Arena Resources, Inc. (a)	12,737	405,673
Contango Oil & Gas Co. (a)	4,630	196,729
Encore Acquisition Co. (a)	9,450	291,532
Penn Virginia Corp.	10,750	175,978
		1,069,912
Financials—5.5%
Capital Markets—2.3%
Greenhill & Co., Inc.	3,320	239,737
Stifel Financial Corp. (a)	8,681	417,469
Waddell & Reed Financial, Inc., Class A	11,428	301,357
		958,563
Commercial Banks—0.5%
Pinnacle Financial Partners, Inc. (a)	16,070	214,053
Diversified Financial Services—0.8%
Portfolio Recovery Associates, Inc. (a)	8,878	343,845
Insurance—0.7%
Platinum Underwriters Holdings Ltd.	3,780	108,070
Tower Group, Inc.	6,900	170,982
		279,052
Real Estate Investment Trusts (REITs)—1.2%
Home Properties, Inc.	5,559	189,562
National Retail Properties, Inc.	10,214	177,213
Washington Real Estate Investment Trust	7,407	165,694
		532,469
Health Care—23.8%
Biotechnology—9.9%
Alexion Pharmaceuticals, Inc. (a)	11,002	452,402
Alkermes, Inc. (a)	35,340	382,379
Array Biopharma, Inc. (a)	743	2,333
BioMarin Pharmaceuticals, Inc. (a)	20,187	315,119
Dendreon Corp. (a)	6,480	161,028
Immunogen, Inc. (a)	27,857	239,849
Isis Pharmaceuticals, Inc. (a)	13,900	229,350
Martek Biosciences Corp.	15,080	318,942
Myriad Pharmaceuticals, Inc. (a)	1,849	8,598
Onyx Pharmaceuticals, Inc. (a)	14,859	419,915
OSI Pharmaceuticals, Inc. (a)	9,589	270,697
Regeneron Pharmaceuticals, Inc. (a)	20,091	360,031
Rigel Pharmaceuticals, Inc. (a)	16,950	205,434
Seattle Genetics, Inc. (a)	32,932	320,099
Theravance, Inc. (a)	11,270	164,993
United Therapeutics Corp. (a)	4,016	334,653
		4,185,822

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Health Care Equipment & Supplies—5.2%
China Medical Technologies, Inc., ADR	10,883	$216,681
ICU Medical, Inc. (a)	3,320	136,618
Immucor, Inc. (a)	11,296	155,433
Masimo Corp. (a)	9,873	238,038
Meridian Bioscience, Inc.	11,496	259,580
NuVasive, Inc. (a)	3,554	158,508
Quidel Corp. (a)	21,790	317,262
STERIS Corp.	10,560	275,405
Thoratec Corp. (a)	8,570	229,505
Wright Medical Group, Inc. (a)	13,263	215,656
		2,202,686
Health Care Providers & Services—5.2%
Alliance Healthcare Services, Inc. (a)	42,418	310,924
Genoptix, Inc. (a)	4,570	146,194
inVentiv Health, Inc. (a)	22,461	303,898
MWI Veterinary Supply, Inc. (a)	8,335	290,558
Owens & Minor, Inc.	12,040	527,593
Psychiatric Solutions, Inc. (a)	27,926	635,037
		2,214,204
Health Care Technology—0.4%
Quality Systems, Inc.	3,310	188,538
Life Sciences Tools & Services—2.4%
Albany Molecular Research, Inc. (a)	10,170	85,326
AMAG Pharmaceuticals, Inc. (a)	1,930	105,513
Bio-Rad Laboratories, Inc., Class A (a)	5,018	378,759
Dionex Corp. (a)	7,010	427,820
		997,418
Pharmaceuticals—0.7%
Eurand NV (a)	23,114	300,482
Industrials—15.5%
Aerospace & Defense—2.4%
HEICO Corp.	8,250	299,145
Hexcel Corp. (a)	12,360	117,791
Stanley, Inc. (a)	7,000	230,160
Teledyne Technologies, Inc. (a)	11,282	369,485
		1,016,581
Air Freight & Logistics—0.8%
HUB Group, Inc., Class A (a)	17,283	356,721
Commercial Services & Supplies—2.8%
Brink's Co.	11,420	331,523
Geo Group, Inc. (a)	18,319	340,367
Mobile Mini, Inc. (a)	21,458	314,789
Waste Connections, Inc. (a)	7,190	186,293
		1,172,972
Construction & Engineering—0.5%
Granite Construction, Inc.	6,215	206,835
Electrical Equipment—3.3%
A.O. Smith Corp.	5,150	167,735
American Superconductor Corp. (a)	8,240	216,300
AZZ, Inc. (a)	7,270	250,161

	Shares	Value
II-VI, Inc. (a)	16,452	$364,741
Regal-Beloit Corp.	9,850	391,242
		1,390,179
Machinery—3.0%
Dynamic Materials Corp.	6,610	127,441
ESCO Technologies, Inc. (a)	5,540	248,192
Kaydon Corp.	8,480	276,109
Nordson Corp.	7,196	278,197
Wabtec Corp.	10,822	348,144
		1,278,083
Marine—1.0%
Genco Shipping & Trading Ltd.	7,930	172,240
Kirby Corp. (a)	7,860	249,869
		422,109
Professional Services—0.4%
Exponent, Inc. (a)	7,900	193,629
Road & Rail—0.6%
Old Dominion Freight Line, Inc. (a)	7,660	257,146
Trading Companies & Distributors—0.7%
Beacon Roofing Supply, Inc. (a)	20,520	296,719
Information Technology—27.5%
Communications Equipment—5.6%
3Com Corp. (a)	58,260	274,405
Arris Group, Inc. (a)	26,885	326,921
Brocade Communications Systems, Inc. (a)	29,200	228,344
Comtech Telecommunications Corp. (a)	9,340	297,759
Digi International, Inc. (a)	19,017	185,416
Palm, Inc. (a)	10,410	172,494
Polycom, Inc. (a)	30,499	618,215
Riverbed Technology, Inc. (a)	11,821	274,129
		2,377,683
Electronic Equipment, Instruments & Components—2.3%
Brightpoint, Inc. (a)	104,960	658,099
TTM Technologies, Inc. (a)	37,480	298,341
		956,440
Internet Software & Services—4.8%
comScore, Inc. (a)	20,850	277,722
Digital River, Inc. (a)	13,630	495,042
Equinix, Inc. (a)	6,844	497,833
Switch & Data Facilities Co., Inc. (a)	23,880	280,112
ValueClick, Inc. (a)	27,920	293,718
VistaPrint Ltd. (a)	4,750	202,587
		2,047,014
IT Services—4.1%
CACI International, Inc., Class A (a)	8,070	344,670
Cybersource Corp. (a)	12,460	190,638
Syntel, Inc.	11,870	373,193
TeleTech Holdings, Inc. (a)	41,865	634,255
Wright Express Corp. (a)	8,520	217,004
		1,759,760

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment—4.8%
Atheros Communications, Inc. (a)	11,230	$216,065
Cabot Microelectronics Corp. (a)	10,260	290,255
Cavium Networks, Inc. (a)	24,100	405,121
Hittite Microwave Corp. (a)	6,230	216,493
IXYS Corp.	21,610	218,693
Monolithic Power Systems, Inc. (a)	15,798	354,033
Skyworks Solutions, Inc. (a)	36,130	353,352
		2,054,012
Software—5.9%
ANSYS, Inc. (a)	11,056	344,505
Cadence Design Systems, Inc. (a)	28,630	168,917
Concur Technologies, Inc. (a)	10,034	311,857
Informatica Corp. (a)	18,408	316,433
Net 1 UEPS Technologies, Inc. (a)	22,554	306,509
Solera Holdings, Inc. (a)	10,640	270,256
THQ, Inc. (a)	37,590	269,144
Websense, Inc. (a)	27,927	498,218
		2,485,839
Materials—2.4%
Chemicals—1.3%
Calgon Carbon Corp. (a)	5,442	75,589
Koppers Holdings, Inc.	10,723	282,766
Solutia, Inc. (a)	35,965	207,159
		565,514
Containers & Packaging—0.7%
Greif, Inc., Class A	6,646	293,886
Metals & Mining—0.4%
Compass Minerals International, Inc.	2,720	149,355
Telecommunication Services—1.9%
Diversified Telecommunication Services—1.2%
Neutral Tandem, Inc. (a)	7,170	211,658
NTELOS Holdings Corp.	15,390	283,484
		495,142
Wireless Telecommunication Services—0.7%
Syniverse Holdings, Inc. (a)	19,873	318,564
Total Common Stocks (cost of $44,334,506)		42,091,114

	Par	Value
SHORT-TERM OBLIGATION—1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/09, due 07/01/09, at 0.000001%, collateralized by a U.S. Government obligation maturing 08/15/17, market value of $489,555 (repurchase proceeds $478,000)	$478,000	$478,000
Total Short-Term Obligation (cost of $478,000)		478,000
Total Investments—100.4% (cost of $44,812,506) (b)		42,569,114
Other Assets & Liabilities, Net—(0.4)%		(160,866)
Net Assets—100.0%		$42,408,248

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $44,812,506.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Diversified Consumer Services	$1,017,326	$—	$—	$1,017,326
Hotels, Restaurants & Leisure	824,554	—	—	824,554
Household Durables	250,552	—	—	250,552
Internet & Catalog Retail	381,618	—	—	381,618
Media	944,841	—	—	944,841
Specialty Retail	1,034,227	—	—	1,034,227
Textiles, Apparel & Luxury Goods	1,862,691	—	—	1,862,691
	6,315,809	—	—	6,315,809
Consumer Staples
Food & Staples Retailing	220,934	—	—	220,934
Food Products	1,084,393	—	—	1,084,393
Personal Products	327,697	—	—	327,697
	1,633,024	—	—	1,633,024
Energy
Energy Equipment & Services	561,054	—	—	561,054
Oil, Gas & Consumable Fuels	1,069,912	—	—	1,069,912
	1,630,966	—	—	1,630,966
Financials
Capital Markets	958,563	—	—	958,563
Commercial Banks	214,053	—	—	214,053
Diversified Financial Services	343,845	—	—	343,845
Insurance	279,052	—	—	279,052
Real Estate Investment Trusts (REITs)	532,469	—	—	532,469
	2,327,982	—	—	2,327,982

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Health Care
Biotechnology	$4,185,822	$—	$—	$4,185,822
Health Care Equipment & Supplies	2,202,686	—	—	2,202,686
Health Care Providers & Services	2,214,204	—	—	2,214,204
Health Care Technology	188,538	—	—	188,538
Life Sciences Tools & Services	997,418	—	—	997,418
Pharmaceuticals	300,482	—	—	300,482
	10,089,150	—	—	10,089,150
Industrials
Aerospace & Defense	1,016,581	—	—	1,016,581
Air Freight & Logistics	356,721	—	—	356,721
Commercial Services & Supplies	1,172,972	—	—	1,172,972
Construction & Engineering	206,835	—	—	206,835
Electrical Equipment	1,390,179	—	—	1,390,179
Machinery	1,278,083	—	—	1,278,083
Marine	422,109	—	—	422,109
Professional Services	193,629	—	—	193,629
Road & Rail	257,146	—	—	257,146
Trading Companies & Distributors	296,719	—	—	296,719
	6,590,974	—	—	6,590,974
Information Technology
Communications Equipment	2,377,683	—	—	2,377,683
Electronic Equipment, Instruments & Components	956,440	—	—	956,440
Internet Software & Services	2,047,014	—	—	2,047,014
IT Services	1,759,760	—	—	1,759,760
Semiconductors & Semiconductor Equipment	2,054,012	—	—	2,054,012
Software	2,485,839	—	—	2,485,839
	11,680,748	—	—	11,680,748
Materials
Chemicals	565,514	—	—	565,514
Containers & Packaging	293,886	—	—	293,886
Metals & Mining	149,355	—	—	149,355
	1,008,755	—	—	1,008,755
Telecommunication Services
Diversified Telecommunication Services	495,142	—	—	495,142
Wireless Telecommunication Services	318,564	—	—	318,564
	813,706	—	—	813,706
Total Common Stocks	42,091,114	—	—	42,091,114

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
SHORT-TERM OBLIGATION
Repurchase Agreement	$—	$478,000	$—	$478,000
Total Short-Term Obligation	—	478,000	—	478,000
Total Investments	42,091,114	478,000	—	42,569,114

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At June 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	27.5
Health Care	23.8
Industrials	15.5
Consumer Discretionary	14.9
Financials	5.5
Consumer Staples	3.9
Energy	3.9
Materials	2.4
Telecommunication Services	1.9
99.3
Short-Term Obligation	1.1
Other Assets & Liabilities, Net	(0.4)
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities

Columbia Small Company Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$44,812,506
Investments, at value	$42,569,114
Cash	187
Receivable for:
Investments sold	1,575,439
Fund shares sold	7,762
Dividends	15,544
Trustees' deferred compensation plan	13,580
Expense reimbursement due from investment advisor	11,359
Other assets	8,184
Total Assets	44,201,169
Liabilities
Payable for:
Investments purchased	1,624,469
Fund shares repurchased	69,861
Investment advisory fee	17,467
Administration fee	5,384
Transfer agent fee	34
Trustees' fees	22,632
Audit fee	23,047
Pricing and bookkeeping fees	5,265
Custody fee	4,702
Distribution fees — Class B	98
Chief compliance officer expenses	180
Trustees' deferred compensation plan	13,580
Other liabilities	6,202
Total Liabilities	1,792,921
Net Assets	$42,408,248
Net Assets Consist of
Paid-in capital	$69,295,157
Accumulated net investment loss	(94,207)
Accumulated net realized loss	(24,549,310)
Net unrealized appreciation (depreciation) on investments	(2,243,392)
Net Assets	$42,408,248
Class A
Net assets	$41,738,263
Shares outstanding	5,138,357
Net asset value per share	$8.12
Class B
Net assets	$669,985
Shares outstanding	83,547
Net asset value per share	$8.02

See Accompanying Notes to Financial Statements.

8

Statement of Operations

Columbia Small Company Growth Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Dividends	$79,747
Interest	227
Total Investment Income	79,974
Expenses
Investment advisory fee	97,362
Administration fee	29,209
Distribution fees — Class B	287
Transfer agent fee	255
Pricing and bookkeeping fees	23,634
Trustees' fees	995
Custody fee	7,423
Audit fee	20,201
Reports to shareholders	26,806
Chief compliance officer expenses	298
Other expenses	10,167
Total Expenses	216,637
Fees waived or expenses reimbursed by investment advisor	(60,570)
Custody earnings credit	— *
Net Expenses	156,067
Net Investment Loss	(76,093)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(9,738,701)
Net change in unrealized appreciation (depreciation) on investments	12,249,162
Net Gain	2,510,461
Net Increase Resulting from Operations	$2,434,368

*  Rounds to less than $1.00.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets

Columbia Small Company Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Year Ended December 31, 2008
Operations
Net investment loss	$(76,093)	$(241,931)
Net realized loss on investments and written options	(9,738,701)	(12,214,717)
Net change in unrealized appreciation (depreciation) on investments and written options	12,249,162	(19,147,875)
Net increase (decrease) resulting from operations	2,434,368	(31,604,523)
Distributions to Shareholders
From net realized gains:
Class A	—	(8,036,611)
Class B	—	(3,782)
Total distributions to shareholders	—	(8,040,393)
Net Capital Stock Transactions	(3,610,764)	(3,661,242)
Total decrease in net assets	(1,176,396)	(43,306,158)
Net Assets
Beginning of period	43,584,644	86,890,802
End of period	$42,408,248	$43,584,644
Accumulated net investment loss at end of period	$(94,207)	$(18,114)
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	116,688	$839,055	377,553	$3,572,532
Distributions reinvested	—	—	696,413	8,036,611
Redemptions	(690,728)	(4,954,388)	(1,354,552)	(15,460,796)
Net decrease	(574,040)	(4,115,333)	(280,586)	(3,851,653)
Class B
Subscriptions	67,163	527,779	20,745	202,762
Distributions reinvested	—	—	331	3,782
Redemptions	(3,353)	(23,210)	(1,437)	(16,133)
Net increase	63,810	504,569	19,639	190,411

See Accompanying Notes to Financial Statements.

10

Financial Highlights

Columbia Small Company Growth Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008	2007		2006(a)	2005	2004
Net Asset Value, Beginning of Period	$7.60		$14.50	$12.78		$11.37	$11.07	$9.93
Income from Investment Operations:
Net investment loss (b)	(0.01)		(0.04)	(0.06)		(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments and written options	0.53		(5.37)	1.78		1.46	0.35	1.20
Total from investment operations	0.52		(5.41)	1.72		1.41	0.30	1.14
Less Distributions to Shareholders:
From net realized gains	—		(1.49)	—		—	—	—
Net Asset Value, End of Period	$8.12		$7.60	$14.50		$12.78	$11.37	$11.07
Total return (c)(d)(e)	6.84	%(f)	(40.82)%	13.46%		12.40%	2.71%	11.48%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	0.80	%(h)	0.80%	0.80%		0.80%	0.80%	0.80%
Interest expense	—		—	—	%(i)	—	—	—
Net expenses (g)	0.80	%(h)	0.80%	0.80%		0.80%	0.80%	0.80%
Waiver/Reimbursement	0.31	%(h)	0.11%	0.10%		0.07%	0.08%	0.02%
Net investment loss (g)	(0.39	)%(h)	(0.37)%	(0.43)%		(0.42)%	(0.44)%	(0.61)%
Portfolio turnover rate	58	%(f)	135%	210%		174%	138%	41%
Net assets, end of period (000s)	$41,738		$43,436	$86,889		$91,233	$51,692	$62,187

(a)  On May 1, 2006, Liberty Small Company Growth Fund, Variable Series was renamed Columbia Small Company Growth Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights

Columbia Small Company Growth Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30,		Year Ended December 31,
	2009		2008	2007		2006(a)	2005	2004
Net Asset Value, Beginning of Period	$7.52		$14.35	$12.67		$11.29	$10.98	$9.85
Income from Investment Operations:
Net investment loss (b)	(0.02)		(0.05)	(0.10)		(0.08)	(0.05)	(0.09)
Net realized and unrealized gain (loss) on investments and written options	0.52		(5.33)	1.78		1.46	0.36	1.22
Total from investment operations	0.50		(5.38)	1.68		1.38	0.31	1.13
Less Distributions to Shareholders:
From net realized gains	—		(1.45)	—		—	—	—
Net Asset Value, End of Period	$8.02		$7.52	$14.35		$12.67	$11.29	$10.98
Total return (c)(d)(e)	6.65	%(f)	(40.93)%	13.26%		12.22%	2.82%	11.47%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (g)	1.05	%(h)	1.05%	1.05%		1.05%	1.05%	1.05%
Interest expense	—		—	—	%(i)	—	—	—
Net expenses (g)	1.05	%(h)	1.05%	1.05%		1.05%	1.05%	1.05%
Waiver/Reimbursement	0.31	%(h)	0.11%	0.10%		0.07%	0.08%	0.02%
Net investment loss (g)	(0.64	)%(h)	(0.54)%	(0.68)%		(0.69)%	(0.48)%	(0.86)%
Portfolio turnover rate	58	%(f)	135%	210%		174%	138%	41%
Net assets, end of period (000s)	$670		$148	$1		$1	$1	$1

(a)  On May 1, 2006, Liberty Small Company Growth Fund, Variable Series was renamed Columbia Small Company Growth Fund, Variable Series.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Notes to Financial Statements

Columbia Small Company Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Small Company Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157") establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase

13

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2009 (Unaudited)

agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Ordinary Income*	$5,426,304
Long-Term Capital Gains	2,614,089

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$4,108,657
Unrealized depreciation	(6,352,049)
Net unrealized depreciation	$(2,243,392)

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$221,464
2010	110,732
2016	7,038,667
$7,370,863

Of the capital loss carryforwards attributable to the Fund, $332,196 ($221,464 expiring on 12/31/09 and $110,732 expiring on 12/31/10) remain from the Fund's merger with Galaxy VIP Small Company Growth Fund. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not

14

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2009 (Unaudited)

have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.50%
$1 billion to $1.5 billion	0.45%
Over $1.5 billion	0.40%

For the six month period ended June 30, 2009, the Fund's annualized effective investment advisory fee rate was 0.50% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expense (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do

15

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2009 (Unaudited)

not exceed 0.80% of the Fund's average daily net assets on an annual basis. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other Related Party Transactions—In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. Total brokerage commissions paid to affiliated brokers for the six month period ended June 30, 2009 was $269

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $23,003,534 and $26,532,656, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under this arrangement.

Note 8. Shares of Beneficial Interest

As of June 30, 2009, the Fund had three shareholders that collectively held 79.5% of the Fund's shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Sector Focus Risk—The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Legal Proceedings—Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

16

Notes to Financial Statements (continued)

Columbia Small Company Growth Fund, Variable Series / June 30, 2009 (Unaudited)

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

17

Important Information About This Report

A description of the policies and procedures that Columbia Small Company Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19623-0609 (08/09) 09/85107

Columbia Select Large Cap Growth Fund,
Variable Series

Columbia Funds Variable Insurance Trust

2009 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Select Large Cap Growth Fund, Variable Series / June 30, 2009

Columbia Select Large Cap Growth Fund, Variable Series seeks long-term capital appreciation.

Thomas M. Galvin has managed or co-managed the fund since September 2008. Richard A. Carter and Todd D. Herget have co-managed the fund since March 2009.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares performed significantly better than its benchmark, the Russell 1000 Growth Index,1 and the average fund in their peer group, the Lipper VUF Large-Cap Growth Funds Classification.2 Successful stock selection, especially in the technology and health care sectors, helped the fund outdistance its benchmark and its peers.

•  Solid stock choices trumped the fund's overweight exposure to the underperforming health care sector. The potential for a positive impact from stimulus spending on genetic research and the trend toward personalized medicine drove up shares of Illumina (3.3% of net assets). Intuitive Surgical (3.7% of net assets), makers of robotic surgery devices, rose as hospitals experienced better post-operative outcomes following robotic surgery as well as attractive returns on investment. Allergan (3.4% of net assets) moved up on buyout rumors. Sharp gains in Research in Motion and Apple (3.8% and 4.6% of net assets, respectively) offset the fund's underweight in the strong technology sector. Both companies enjoyed brisk sales of "smart" phones, an under-penetrated market with attractive growth prospects.

•  Consumer discretionary was the period's only disappointing sector. We sold Coach, marketers of luxury leather goods, as even well-off consumers cut spending. We also believe that Coach's presence in outlet malls could tarnish its brand. Video game retailer GameStop (3.3% of net assets) also fell. GameStop makes sizeable profits from the resale of used games. Competitors are eyeing this lucrative business, but we think GameStop's sophisticated approach to pricing and inventory management may provide it with an important edge. We also believe there is a promising lineup of new games awaiting introduction.

•  Persistent uncertainty is likely to constrain the economy in the months ahead. In an environment of slow growth, we believe that few companies will be able to sustain above-average growth rates. Our selection strategy targets companies with good products, cash-rich balance sheets and limited borrowing needs. In these challenging times, their financial strength may allow these companies to spend more on research and development, innovation, and marketing and to capture market share from weaker competitors. We also believe that the market may reward these companies with premium valuations over time.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investing in growth stocks incurs the possibility of losses because their prices are sensitive to changes in current or expected earnings.

International investing may involve certain risks, including currency fluctuations, risks associated with possible differences in financial accounting standards and other monetary and political risks. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Select Large Cap Growth Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and /or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Total return as of June 30, 2009 (%)

	(cumulative) 6-month	Life[1]
Class A (09/02/08)	21.21	-25.70
Class B (09/02/08)	21.04	-25.80
Russell 1000 Growth Index	11.53	-23.03

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class A	6.13	7.43
Class B	6.13	7.42

Annual operating expense ratio (%)*

Class A	4.64
Class B	4.89

Annual operating expense ratio after contractual waivers (%)*

Class A	0.85
Class B	1.10

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/10. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

1  Index performance for the life of the fund is from September 2, 2008.

2

Understanding Your Expenses

Columbia Select Large Cap Growth Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,212.09	1,020.58	4.66	4.26	0.85
Class B	1,000.00	1,000.00	1,210.41	1,019.34	6.03	5.51	1.10

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Select Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—100.0%
Consumer Discretionary—16.9%
Diversified Consumer Services—4.4%
Apollo Group, Inc., Class A (a)	2,310	$164,287
Hotels, Restaurants & Leisure—2.7%
Carnival Corp.	3,930	101,276
Internet & Catalog Retail—3.4%
Amazon.com, Inc. (a)	1,505	125,909
Specialty Retail—6.4%
GameStop Corp., Class A (a)	5,530	121,715
Staples, Inc.	5,740	115,776
		237,491
Consumer Staples—3.1%
Food & Staples Retailing—3.1%
Costco Wholesale Corp.	2,532	115,712
Energy—3.3%
Energy Equipment & Services—3.3%
FMC Technologies, Inc. (a)	3,217	120,895
Financials—8.2%
Capital Markets—4.0%
T. Rowe Price Group, Inc.	3,596	149,845
Diversified Financial Services—4.2%
CME Group, Inc.	500	155,555
Health Care—34.7%
Biotechnology—8.7%
Celgene Corp. (a)	3,411	163,182
Gilead Sciences, Inc. (a)	3,385	158,554
		321,736
Health Care Equipment & Supplies—10.3%
Alcon, Inc.	1,031	119,720
Intuitive Surgical, Inc. (a)	840	137,474
St. Jude Medical, Inc. (a)	3,020	124,122
		381,316
Health Care Providers & Services—3.2%
Medco Health Solutions, Inc. (a)	2,628	119,863
Life Sciences Tools & Services—9.1%
Covance, Inc. (a)	2,279	112,127
Illumina, Inc. (a)	3,099	120,675
QIAGEN N.V. (a)	5,680	105,591
		338,393
Pharmaceuticals—3.4%
Allergan, Inc.	2,678	127,419
Industrials—6.8%
Air Freight & Logistics—3.1%
Expeditors International of Washington, Inc.	3,446	114,890

	Shares	Value
Electrical Equipment—3.7%
First Solar, Inc. (a)	845	$136,991
Information Technology—20.3%
Communications Equipment—7.9%
QUALCOMM, Inc.	3,299	149,115
Research In Motion Ltd. (a)	2,007	142,597
		291,712
Computers & Peripherals—4.6%
Apple, Inc. (a)	1,188	169,207
Internet Software & Services—4.2%
Google, Inc., Class A (a)	371	156,410
IT Services—3.6%
MasterCard, Inc., Class A	807	135,019
Materials—2.8%
Chemicals—2.8%
Mosaic Co.	2,375	105,213
Telecommunication Services—3.9%
Wireless Telecommunication Services—3.9%
America Movil SAB de CV, Series L, ADR	3,715	143,845
Total Common Stocks (cost of $4,056,802)		3,712,984
Total Investments—100.0% (cost of $4,056,802) (b)		3,712,984
Other Assets & Liabilities, Net—(0.0)%		(145)
Net Assets—100.0%		$3,712,839

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $4,056,802.

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Select Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Diversified Consumer Services	$164,287	$—	$—	$164,287
Hotels, Restaurants & Leisure	101,276	—	—	101,276
Internet & Catalog Retail	125,909	—	—	125,909
Specialty Retail	237,491	—	—	237,491
	628,963	—	—	628,963
Consumer Staples
Food & Staples Retailing	115,712	—	—	115,712
Energy
Energy Equipment & Services	120,895	—	—	120,895
Financials
Capital Markets	149,845	—	—	149,845
Diversified Financial Services	155,555	—	—	155,555
	305,400	—	—	305,400
Health Care
Biotechnology	321,736	—	—	321,736
Health Care Equipment & Supplies	381,316	—	—	381,316
Health Care Providers & Services	119,863	—	—	119,863
Life Sciences Tools & Services	338,393	—	—	338,393
Pharmaceuticals	127,419	—	—	127,419
	1,288,727	—	—	1,288,727
Industrials
Air Freight & Logistics	114,890	—	—	114,890
Electrical Equipment	136,991	—	—	136,991
	251,881	—	—	251,881
Information Technology
Communications Equipment	291,712	—	—	291,712
Computers & Peripherals	169,207	—	—	169,207
Internet Software & Services	156,410	—	—	156,410
IT Services	135,019	—	—	135,019
	752,348	—	—	752,348
Materials
Chemicals	105,213	—	—	105,213

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Telecommunication Services
Wireless Telecommunication Services	$143,845	$—	$—	$143,845
Total Common Stocks	3,712,984	—	—	3,712,984
Total Investments	3,712,984	—	—	3,712,984
Total	$3,712,984	$—	$—	$3,712,984

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At June 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Health Care	34.7
Information Technology	20.3
Consumer Discretionary	16.9
Financials	8.2
Industrials	6.8
Telecommunication Services	3.9
Energy	3.3
Consumer Staples	3.1
Materials	2.8
	100.0
Other Assets & Liabilities, Net	0.0	*
	100.0

*Rounds to less than 0.01%

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities

Columbia Select Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$4,056,802
Investments, at value	$3,712,984
Cash	16,842
Receivable for:
Dividends	474
Foreign tax reclaims	788
Expense reimbursement due from investment advisor	18,988
Trustees' deferred compensation plan	1,145
Prepaid expenses	84
Total Assets	3,751,305
Liabilities
Payable for:
Investment advisory fee	2,290
Administration fee	777
Transfer agent fee	400
Trustees' fees	46
Audit fee	20,001
Pricing and bookkeeping fees	8,362
Custody fee	1,681
Distribution fees — Class B	381
Chief compliance officer expenses	166
Trustees' deferred compensation plan	1,145
Other liabilities	3,217
Total Liabilities	38,466
Net Assets	$3,712,839
Net Assets Consist of
Paid-in capital	$4,998,844
Accumulated net investment loss	(4,690)
Accumulated net realized loss	(937,497)
Net unrealized depreciation on investments	(343,818)
Net Assets	$3,712,839
Class A
Net assets	$1,858,338
Shares outstanding	250,000
Net asset value per share	$7.43
Class B
Net assets	$1,854,501
Shares outstanding	250,000
Net asset value per share	$7.42

See Accompanying Notes to Financial Statements.

6

Statement of Operations

Columbia Select Large Cap Growth Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Dividends	$10,993
Interest	7
Foreign taxes withheld	(591)
Total Investment Income	10,409
Expenses
Investment advisory fee	12,099
Administration fee	2,420
Distribution fees — Class B	2,015
Transfer agent fee	246
Pricing and bookkeeping fees	17,720
Trustees' fees	3,216
Custody fee	1,321
Audit fee	18,023
Reports to shareholders	20,690
Chief compliance officer expenses	181
Other expenses	3,091
Total Expenses	81,022
Fees waived or expenses reimbursed by investment advisor and/or its affiliates	(65,295)
Custody earnings credit	(1)
Net Expenses	15,726
Net Investment Loss	(5,317)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(390,774)
Net change in unrealized appreciation (depreciation) on investments	1,043,384
Net Gain	652,610
Net Increase Resulting from Operations	$647,293

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets

Columbia Select Large Cap Growth Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Period Ended December 31, 2008(a)
Operations
Net investment loss	$(5,317)	$(529)
Net realized loss on investments	(390,774)	(546,723)
Net change in unrealized appreciation (depreciation) on investments	1,043,384	(1,387,202)
Net increase (decrease) resulting from operations	647,293	(1,934,454)
Net Capital Stock Transactions	—	5,000,000
Total increase in net assets	647,293	3,065,546
Net Assets
Beginning of period	3,065,546	—
End of period	$3,712,839	$3,065,546
Undistributed net investment income at end of period	$—	$627
Accumulated net investment loss at end of period	$(4,690)	$—
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Period Ended December 31, 2008(a)
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	—	$—	250,000	$2,500,000
Class B
Subscriptions	—	—	250,000	2,500,000

(a)  The Fund commenced operations on September 2, 2008.

See Accompanying Notes to Financial Statements.

8

Financial Highlights

Columbia Select Large Cap Growth Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2009	Period Ended December 31, 2008(a)
Net Asset Value, Beginning of Period	$6.13	$10.00
Income from Investment Operations:
Net investment income (loss) (b)	(0.01)	— (c)
Net realized and unrealized gain (loss) on investments	1.31	(3.87)
Total from investment operations	1.30	(3.87)
Net Asset Value, End of Period	$7.43	$6.13
Total return (d)(e)(f)(g)	21.21%	(38.70)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	0.85%	0.85%
Waiver/Reimbursement (i)	4.04%	6.79%
Net investment income (loss) (h)(i)	(0.20)%	0.08%
Portfolio turnover rate (g)	28%	31%
Net assets, end of period (000s)	$1,858	$1,533

(a)  Class A shares commenced operations on September 2, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia Select Large Cap Growth Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2009	Period Ended December 31, 2008(a)
Net Asset Value, Beginning of Period	$6.13	$10.00
Income from Investment Operations:
Net investment loss (b)	(0.01)	— (c)
Net realized and unrealized gain (loss) on investments	1.30	(3.87)
Total from investment operations	1.29	(3.87)
Net Asset Value, End of Period	$7.42	$6.13
Total return (d)(e)(f)(g)	21.04%	(38.70)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)(i)	1.10%	1.10%
Waiver/Reimbursement (i)	4.04%	6.79%
Net investment loss (h)(i)	(0.45)%	(0.17)%
Portfolio turnover rate (g)	28%	31%
Net assets, end of period (000s)	$1,855	$1,532

(a)  Class B shares commenced operations on September 2, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value.

(e)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

10

Notes to Financial Statements

Columbia Select Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Select Large Cap Growth Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

The Fund commenced operations on September 2, 2008.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Ocassionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

11

Notes to Financial Statements (continued)

Columbia Select Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income taxes.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$232,157
Unrealized depreciation	(575,975)
Net unrealized depreciation	$(343,818)

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2016	$419,828

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors

12

Notes to Financial Statements (continued)

Columbia Select Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee at the annual rate of 0.75% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets. Prior to January 12, 2009, Columbia voluntarily waived 0.05% of its administration fee.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has contractually agreed to bear a portion of the Fund's expenses through April 30, 2010, so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.85% of the Fund's average daily net assets.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or expense reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery, if any.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer,

13

Notes to Financial Statements (continued)

Columbia Select Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other Related Party Transactions—In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. The total brokerage commissions paid to affiliated brokers for the six month period ended June 30, 2009 was $91,664.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $962,058 and $899,536, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under this arrangement.

Note 8. Shares of Beneficial Interest

As of June 30, 2009, the Fund had one shareholder that held 100.0% of the Fund's shares outstanding.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Legal Proceedings—Columbia Select Large Cap Growth Fund, Variable Series did not commence operations until after the events that resulted in the regulatory proceedings and litigation described below.

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

14

Notes to Financial Statements (continued)

Columbia Select Large Cap Growth Fund, Variable Series / June 30, 2009 (Unaudited)

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

15

Important Information About This Report

A description of the policies and procedures that Columbia Select Large Cap Growth Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621

SHC-44/19719-0609 (08/09) 09/85009

Columbia Select Opportunities Fund,
Variable Series

Columbia Funds Variable Insurance Trust

2009 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Select Opportunities Fund, Variable Series / June 30, 2009

Columbia Select Opportunities Fund, Variable Series seeks long-term capital appreciation.

Emil A. Gjester, Jonas Patrikson, Michael T. Welter and Mary-Ann Ward have co-managed the fund since February 2009.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares outperformed the fund's benchmarks, the S&P 500 Index and the Russell 1000 Index,1 by a significant margin. The fund's return was also higher than the average return for funds in its peer group, the Lipper VUF Multi-Cap Core Funds Classification.2 Good stock selection accounted for the fund's strong performance relative to its benchmarks and helped offset the negative contribution to relative performance from the fund's weights in certain sectors.

  On February 20, 2009, Emil A. Gjester, Jonas Patrikson, Michael T. Welter and Mary-Ann Ward became co-portfolio managers of the fund.

•  Strong stock selection in the financials and industrials sectors benefited relative performance during the six-month period. Among financial sector holdings, Goldman Sachs Group (1.3% of net assets) was noteworthy. Positive contributors within the industrials sector included American Superconductor and Quanta Services, however, they were sold in conjunction with a repositioning of the portfolio. The fund also benefited from good stock selection in the energy and consumer staples sectors. In the energy and consumer staples sectors, Petroleo Brasileiro (0.8% of net assets) and Wilmar International made positive contributions. Wilmar International was sold during the period in conjunction with the repositioning of the portfolio. In the utilities sector, AES (0.8% of net assets) aided returns. Several names within the technology sector also made positive contributions during the period, including Apple, Microsoft and Brocade Communications Systems (2.1%, 2.7% and 0,5% of net assets, respectively), but the fund's sector weight was a drag on the relative performance of the sector. In the materials sector, however, the fund's relative performance benefited from its sector weight. Certain holdings in the consumer discretionary sector were disappointing, including Best Buy and John Wiley & Sons (0.4% and 0.4% of net assets, respectively). Both of these stocks remain in the portfolio. Other disappointments during the period included Alcoa and Vulcan Materials in the materials sector. Both stocks detracted from the fund's return and were sold.

•  We are cautiously optimistic that the U.S. economy will stabilize in the latter part of 2009 and recover in 2010. We see early signs, both at home and abroad, that lower interest rates coupled with other government actions aimed at stimulating the economy and healing the financial system are having the desired effect. Valuations across many sectors remain attractive and we are finding opportunities to own companies that we believe are well positioned as the economy improves. We continue to believe in the long-term growth potential for emerging markets and are actively looking for investment opportunities that can benefit from this. However, in the near term, we are also finding many compelling investments here in the United States.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Select Opportunities Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Total return as of June 30, 2009 (%)

	(cumulative) 6-month	Life
Class A (09/02/08)	8.41	-24.78
Class B (09/02/08)	8.41	-24.86
S&P 500 Index[1]	3.16	-26.35
Russell 1000 Index[1]	4.32	-26.44

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class A	6.90	7.48
Class B	6.90	7.48

Annual operating expense ratio (%)*

Class A	4.90
Class B	5.15

Annual operating expense ratio after contractual waivers (%)*

Class A	0.91
Class B	1.16

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/10. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

1  Index performance for the life of the fund is from September 2, 2008.

2

Understanding Your Expenses

Columbia Select Opportunities Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,084.10	1,020.28	4.70	4.56	0.91
Class B	1,000.00	1,000.00	1,084.10	1,019.04	5.99	5.81	1.16

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Select Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—97.9%
Consumer Discretionary—10.4%
Auto Components—0.5%
Nokian Renkaat Oyj	895	$16,875
Distributors—1.0%
Genuine Parts Co.	655	21,982
LKQ Corp. (a)	1,051	17,289
		39,271
Hotels, Restaurants & Leisure—1.7%
Bally Technologies, Inc. (a)	701	20,974
Carnival Corp.	765	19,714
Starbucks Corp. (a)	880	12,223
WMS Industries, Inc. (a)	355	11,186
		64,097
Leisure Equipment & Products—0.4%
Polaris Industries, Inc.	414	13,298
Media—1.4%
DIRECTV Group, Inc. (a)	859	21,226
John Wiley & Sons, Inc., Class A	502	16,692
Time Warner Cable, Inc.	481	15,233
		53,151
Multiline Retail—1.8%
Big Lots, Inc. (a)	780	16,404
J.C. Penney Co., Inc.	520	14,929
Target Corp.	911	35,957
		67,290
Specialty Retail—2.4%
Best Buy Co., Inc.	408	13,664
Jo-Ann Stores, Inc. (a)	777	16,060
Lowe's Companies, Inc.	1,171	22,729
Lumber Liquidators, Inc. (a)	646	10,181
Tractor Supply Co. (a)	338	13,966
Urban Outfitters, Inc. (a)	647	13,503
		90,103
Textiles, Apparel & Luxury Goods—1.2%
Hanesbrands, Inc. (a)	1,011	15,175
NIKE, Inc., Class B	578	29,929
		45,104
Consumer Staples—8.8%
Beverages—2.6%
Carlsberg A/S, Class B	388	24,940
Molson Coors Brewing Co., Class B	423	17,905
PepsiCo, Inc.	998	54,850
		97,695
Food & Staples Retailing—0.7%
Safeway, Inc.	1,327	27,031
Food Products—1.7%
Archer-Daniels-Midland Co.	890	23,825
ConAgra Foods, Inc.	787	15,000
Kraft Foods, Inc., Class A	411	10,415
Sanderson Farms, Inc.	350	15,750
		64,990

	Shares	Value
Household Products—0.7%
Procter & Gamble Co.	476	$24,324
Personal Products—1.7%
Avon Products, Inc.	1,130	29,131
Herbalife Ltd.	609	19,208
Mead Johnson Nutrition Co., Class A (a)	531	16,870
		65,209
Tobacco—1.4%
Philip Morris International, Inc.	1,158	50,512
Energy—13.5%
Energy Equipment & Services—5.0%
BJ Services Co.	1,673	22,803
Cameron International Corp. (a)	935	26,460
CARBO Ceramics, Inc.	582	19,904
National-Oilwell Varco, Inc. (a)	754	24,626
Noble Corp.	488	14,762
Pioneer Drilling Co. (a)	1,861	8,914
Schlumberger Ltd.	387	20,941
Tenaris SA, ADR	717	19,388
Transocean Ltd. (a)	209	15,527
Wellstream Holdings PLC	1,993	16,850
		190,175
Oil, Gas & Consumable Fuels—8.5%
Apache Corp.	338	24,387
Cimarex Energy Co.	755	21,397
Comstock Resources, Inc. (a)	392	12,956
Continental Resources, Inc. (a)	379	10,517
Devon Energy Corp.	421	22,944
EOG Resources, Inc.	385	26,149
Exxon Mobil Corp.	1,127	78,789
Hess Corp.	386	20,747
Occidental Petroleum Corp.	586	38,565
Peabody Energy Corp.	413	12,456
Petroleo Brasileiro SA, ADR	694	28,440
StatoilHydro ASA, ADR	1,082	21,391
		318,738
Financials—15.6%
Capital Markets—4.6%
Ameriprise Financial, Inc.	1,137	27,595
Charles Schwab Corp.	939	16,470
Credit Suisse Group AG, ADR	302	13,810
Goldman Sachs Group, Inc.	324	47,771
Invesco Ltd.	1,655	29,492
Raymond James Financial, Inc.	1,310	22,545
Waddell & Reed Financial, Inc., Class A	615	16,218
		173,901
Commercial Banks—3.8%
Fifth Third Bancorp	4,663	33,107
Glacier Bancorp, Inc.	810	11,964

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Select Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
TCF Financial Corp.	1,326	$17,729
Wells Fargo & Co.	3,251	78,869
		141,669
Consumer Finance—0.9%
American Express Co.	1,469	34,139
Diversified Financial Services—2.9%
Hong Kong Exchanges & Clearing Ltd.	1,100	17,080
JPMorgan Chase & Co.	2,467	84,149
Portfolio Recovery Associates, Inc. (a)	212	8,211
		109,440
Insurance—2.7%
ACE Ltd.	293	12,959
AON Corp.	541	20,488
Axis Capital Holdings Ltd.	508	13,300
MetLife, Inc.	690	20,707
Prudential Financial, Inc.	860	32,009
		99,463
Real Estate Investment Trusts (REITs)—0.7%
Digital Realty Trust, Inc.	351	12,583
Redwood Trust, Inc.	967	14,273
		26,856
Health Care—11.2%
Biotechnology—2.0%
Celgene Corp. (a)	420	20,093
Cephalon, Inc. (a)	191	10,820
Genzyme Corp. (a)	186	10,355
Gilead Sciences, Inc. (a)	598	28,010
Seattle Genetics, Inc. (a)	786	7,640
		76,918
Health Care Equipment & Supplies—2.8%
Baxter International, Inc.	647	34,265
Becton Dickinson & Co.	281	20,038
Covidien PLC	432	16,174
Hospira, Inc. (a)	385	14,830
NuVasive, Inc. (a)	178	7,939
Smith & Nephew PLC, ADR	332	12,370
		105,616
Health Care Providers & Services—1.8%
Express Scripts, Inc. (a)	398	27,362
Mednax, Inc. (a)	283	11,923
UnitedHealth Group, Inc.	1,121	28,003
		67,288
Life Sciences Tools & Services—1.2%
Illumina, Inc. (a)	366	14,252
Life Technologies Corp. (a)	489	20,401
QIAGEN N.V. (a)	554	10,299
		44,952
Pharmaceuticals—3.4%
Abbott Laboratories	838	39,420
Allergan, Inc.	543	25,836
Novo Nordisk A/S, ADR	339	18,462

	Shares	Value
Sanofi-Aventis SA, ADR	805	$23,739
Teva Pharmaceutical Industries Ltd., ADR	391	19,292
		126,749
Industrials—9.1%
Aerospace & Defense—1.6%
Lockheed Martin Corp.	220	17,743
Raytheon Co.	306	13,595
United Technologies Corp.	528	27,435
		58,773
Air Freight & Logistics—0.7%
Expeditors International of Washington, Inc.	550	18,337
UTI Worldwide, Inc. (a)	735	8,379
		26,716
Construction & Engineering—0.8%
EMCOR Group, Inc. (a)	792	15,935
Insituform Technologies, Inc., Class A (a)	873	14,815
		30,750
Industrial Conglomerates—1.4%
General Electric Co.	2,172	25,456
Siemens AG, ADR	413	28,575
		54,031
Machinery—2.3%
Caterpillar, Inc.	485	16,024
Dover Corp.	320	10,589
Joy Global, Inc.	529	18,896
Kubota Corp.	1,000	8,213
Navistar International Corp. (a)	253	11,031
Parker Hannifin Corp.	466	20,019
		84,772
Marine—1.4%
A.P. Moller - Maersk A/S, Class B	4	24,019
Diana Shipping, Inc.	1,038	13,826
Genco Shipping & Trading Ltd.	669	14,531
		52,376
Professional Services—0.5%
Dun & Bradstreet Corp.	223	18,110
Road & Rail—0.4%
Landstar System, Inc.	432	15,513
Information Technology—18.3%
Communications Equipment—1.5%
Adtran, Inc.	829	17,798
Brocade Communications Systems, Inc. (a)	2,489	19,464
CommScope, Inc. (a)	749	19,669
		56,931

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Select Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Computers & Peripherals—5.8%
Apple, Inc. (a)	544	$77,482
Hewlett-Packard Co.	1,915	74,015
International Business Machines Corp.	629	65,680
		217,177
Electronic Equipment, Instruments & Components—1.0%
Agilent Technologies, Inc. (a)	959	19,477
LG Display Co., Ltd., ADR	1,397	17,449
		36,926
Internet Software & Services—1.7%
Equinix, Inc. (a)	177	12,875
Google, Inc., Class A (a)	123	51,856
		64,731
IT Services—2.5%
Affiliated Computer Services, Inc., Class A (a)	429	19,056
Fiserv, Inc. (a)	546	24,952
Hewitt Associates, Inc., Class A (a)	431	12,835
MasterCard, Inc., Class A	79	13,218
Redecard SA	1,500	23,080
		93,141
Semiconductors & Semiconductor Equipment—2.1%
Amkor Technology, Inc. (a)	2,314	10,945
Fairchild Semiconductor International, Inc. (a)	1,288	9,003
Intel Corp.	1,985	32,852
Micron Technology, Inc. (a)	3,165	16,015
Texas Instruments, Inc.	534	11,374
		80,189
Software—3.7%
Microsoft Corp.	4,268	101,450
Nintendo Co., Ltd.	60	16,512
Oracle Corp.	1,028	22,020
		139,982
Materials—5.4%
Chemicals—1.2%
Monsanto Co.	370	27,506
Potash Corp. of Saskatchewan, Inc.	184	17,121
		44,627
Containers & Packaging—0.3%
Owens-Illinois, Inc. (a)	455	12,745
Metals & Mining—3.9%
ArcelorMittal, SA	502	16,606
Cliffs Natural Resources, Inc.	477	11,672
Freeport-McMoRan Copper & Gold, Inc.	681	34,125
Kaiser Aluminum Corp.	558	20,038
Nucor Corp.	485	21,548

	Shares	Value
Thompson Creek Metals Co., Inc. (a)	2,339	$23,905
Vale SA, ADR	1,067	18,811
		146,705
Telecommunication Services—2.5%
Diversified Telecommunication Services—1.2%
Verizon Communications, Inc.	1,401	43,053
Wireless Telecommunication Services—1.3%
American Tower Corp., Class A (a)	554	17,467
Millicom International Cellular SA (a)	247	13,896
Sprint Nextel Corp. (a)	3,602	17,326
		48,689
Utilities—3.1%
Electric Utilities—1.3%
Entergy Corp.	325	25,194
Exelon Corp.	432	22,123
		47,317
Gas Utilities—0.4%
Perusahaan Gas Negara PT	54,000	16,597
Independent Power Producers & Energy Traders—0.7%
AES Corp. (a)	2,429	28,201
Multi-Utilities—0.7%
Public Service Enterprise Group, Inc.	788	25,712
Total Common Stocks (cost of $3,331,882)		3,678,618
Total Investments—97.9% (cost of $3,331,882) (b)		3,678,618
Other Assets & Liabilities, Net—2.1%		80,251
Net Assets—100.0%		$3,758,869

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $3,331,882.

See Accompanying Notes to Financial Statements.

6

Investment Portfolio (continued)

Columbia Select Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Auto Components	$—	$16,875	$—	$16,875
Distributors	39,271	—	—	39,271
Hotels, Restaurants & Leisure	64,097	—	—	64,097
Leisure Equipment & Products	13,298	—	—	13,298
Media	53,151	—	—	53,151
Multiline Retail	67,290	—	—	67,290
Specialty Retail	90,103	—	—	90,103
Textiles, Apparel & Luxury Goods	45,104	—	—	45,104
	372,314	16,875	—	389,189
Consumer Staples
Beverages	72,755	24,940	—	97,695
Food & Staples Retailing	27,031	—	—	27,031
Food Products	64,990	—	—	64,990
Household Products	24,324	—	—	24,324
Personal Products	65,209	—	—	65,209
Tobacco	50,512	—	—	50,512
	304,821	24,940	—	329,761
Energy
Energy Equipment & Services	173,325	16,850	—	190,175
Oil, Gas & Consumable Fuels	318,738	—	—	318,738
	492,063	16,850	—	508,913
Financials
Capital Markets	173,901	—	—	173,901
Commercial Banks	141,669	—	—	141,669
Consumer Finance	34,139	—	—	34,139
Diversified Financial Services	92,360	17,080	—	109,440
Insurance	99,463	—	—	99,463
Real Estate Investment Trusts (REITs)	26,856	—	—	26,856
	568,388	17,080	—	585,468
Health Care
Biotechnology	76,918	—	—	76,918
Health Care Equipment & Supplies	105,616	—	—	105,616
Health Care Providers & Services	67,288	—	—	67,288
Life Sciences Tools & Services	44,952	—	—	44,952
Pharmaceuticals	126,749	—	—	126,749
	421,523	—	—	421,523
Industrials
Aerospace & Defense	58,773	—	—	58,773
Air Freight & Logistics	26,716	—	—	26,716
Construction & Engineering	30,750	—	—	30,750
Industrial Conglomerates	54,031	—	—	54,031
Machinery	76,559	8,213	—	84,772
Marine	28,357	24,019	—	52,376
Professional Services	18,110	—	—	18,110
Road & Rail	15,513	—	—	15,513
	308,809	32,232	—	341,041

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Information Technology
Communications Equipment	$56,931	$—	$—	$56,931
Computers & Peripherals	217,177	—	—	217,177
Electronic Equipment, Instruments & Components	36,926	—	—	36,926
Internet Software & Services	64,731	—	—	64,731
IT Services	93,141	—	—	93,141
Semiconductors & Semiconductor Equipment	80,189	—	—	80,189
Software	123,470	16,512	—	139,982
	672,565	16,512	—	689,077
Materials
Chemicals	44,627	—	—	44,627
Containers & Packaging	12,745	—	—	12,745
Metals & Mining	146,705	—	—	146,705
	204,077	—	—	204,077
Telecommunication Services
Diversified Telecommunication Services	43,053	—	—	43,053
Wireless Telecommunication Services	48,689	—	—	48,689
	91,742	—	—	91,742
Utilities
Electric Utilities	47,317	—	—	47,317
Gas Utilities	—	16,597	—	16,597
Independent Power Producers & Energy Traders	28,201	—	—	28,201
Multi-Utilities	25,712	—	—	25,712
	101,230	16,597	—	117,827
Total Common Stocks	3,537,532	141,086	—	3,678,618
Total Investments	3,537,532	141,086	—	3,678,618
Total	$3,537,532	$141,086	$—	$3,678,618

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

7

Investment Portfolio (continued)

Columbia Select Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

At June 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Information Technology	18.3
Financials	15.6
Energy	13.5
Health Care	11.2
Consumer Discretionary	10.4
Industrials	9.1
Consumer Staples	8.8
Materials	5.4
Utilities	3.1
Telecommunication Services	2.5
97.9
Other Assets & Liabilities, Net	2.1
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities

Columbia Select Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$3,331,882
Investments, at value	$3,678,618
Cash	90,212
Foreign currency (cost of $381)	377
Receivable for:
Dividends	5,622
Foreign tax reclaims	412
Expense reimbursement due from investment advisor	24,559
Trustees' deferred compensation plan	1,146
Prepaid expenses	94
Total Assets	3,801,040
Liabilities
Payable for:
Investment advisory fee	2,327
Administration fee	806
Transfer agent fee	1,236
Trustees' fees	395
Audit fee	19,909
Pricing and bookkeeping fees	6,544
Custody fee	8,175
Distribution fees — Class B	387
Chief compliance officer expenses	27
Trustees' deferred compensation plan	1,146
Other liabilities	1,219
Total Liabilities	42,171
Net Assets	$3,758,869
Net Assets Consist of
Paid-in capital	$5,015,461
Undistributed net investment income	9,033
Accumulated net realized loss	(1,612,359)
Net unrealized appreciation (depreciation) on:
Investments	346,736
Foreign currency translations	(2)
Net Assets	$3,758,869
Class A
Net assets	$1,881,376
Shares outstanding	251,395
Net asset value per share	$7.48
Class B
Net assets	$1,877,493
Shares outstanding	251,151
Net asset value per share	$7.48

See Accompanying Notes to Financial Statements.

9

Statement of Operations

Columbia Select Opportunities Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Dividends	$27,917
Interest	38
Foreign taxes withheld	(781)
Total Investment Income	27,174
Expenses
Investment advisory fee	12,693
Administration fee	2,539
Distribution fees — Class B	2,114
Transfer agent fee	82
Pricing and bookkeeping fees	24,195
Trustees' fees	3,571
Custody fee	9,721
Audit fee	18,023
Reports to shareholders	18,315
Chief compliance officer expenses	242
Other expenses	5,605
Total Expenses	97,100
Fees waived or expenses reimbursed by investment advisor and/or its affiliates	(79,584)
Custody earnings credit	(1)
Net Expenses	17,515
Net Investment Income	9,659
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized loss on:
Investments	(1,020,592)
Foreign currency transactions	(895)
Net realized loss	(1,021,487)
Net change in unrealized appreciation (depreciation) on:
Investments	1,301,925
Foreign currency translations	(2)
Net change in unrealized appreciation (depreciation)	1,301,923
Net Gain	280,436
Net Increase Resulting from Operations	$290,095

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets

Columbia Select Opportunities Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Period Ended December 31, 2008(a)
Operations
Net investment income	$9,659	$18,426
Net realized loss on investments and foreign currency transactions	(1,021,487)	(594,463)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,301,923	(955,189)
Net increase (decrease) resulting from operations	290,095	(1,531,226)
Distributions to Shareholders
From net investment income:
Class A	—	(9,150)
Class B	—	(7,550)
Total distributions to shareholders	—	(16,700)
Net Capital Stock Transactions	—	5,016,700
Total increase in net assets	290,095	3,468,774
Net Assets
Beginning of period	3,468,774	—
End of period	$3,758,869	$3,468,774
Undistributed (overdistributed) net investment income at end of period	$9,033	$(626)
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Period Ended December 31, 2008(a)
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	—	$—	250,000	$2,500,000
Distributions reinvested	—	—	1,395	9,150
Net increase	—	—	251,395	2,509,150
Class B
Subscriptions	—	—	250,000	2,500,000
Distributions reinvested	—	—	1,151	7,550
Net increase	—	—	251,151	2,507,550

(a)  The Fund commenced operations on September 2, 2008.

See Accompanying Notes to Financial Statements.

11

Financial Highlights

Columbia Select Opportunities Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2009	Period Ended December 31, 2008(a)
Net Asset Value, Beginning of Period	$6.90	$10.00
Income from Investment Operations:
Net investment income (b)	0.02	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.56	(3.10)
Total from investment operations	0.58	(3.06)
Less Distributions to Shareholders:
From net investment income	—	(0.04)
Net Asset Value, End of Period	$7.48	$6.90
Total return (c)(d)(e)(f)	8.41%	(30.62)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	0.91%	0.91%
Waiver/Reimbursement (h)	4.69%	6.26%
Net investment income (g)(h)	0.69%	1.60%
Portfolio turnover rate (f)	106%	24%
Net assets, end of period (000s)	$1,881	$1,735

(a)  Class A shares commenced operations on September 2, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights

Columbia Select Opportunities Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2009	Period Ended December 31, 2008(a)
Net Asset Value, Beginning of Period	$6.90	$10.00
Income from Investment Operations:
Net investment income (b)	0.01	0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.57	(3.10)
Total from investment operations	0.58	(3.07)
Less Distributions to Shareholders:
From net investment income	—	(0.03)
Net Asset Value, End of Period	$7.48	$6.90
Total return (c)(d)(e)(f)	8.41%	(30.68)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)(h)	1.16%	1.16%
Waiver/Reimbursement (h)	4.69%	6.26%
Net investment income (g)(h)	0.44%	1.35%
Portfolio turnover rate (f)	106%	24%
Net assets, end of period (000s)	$1,877	$1,734

(a)  Class B shares commenced operations on September 2, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

13

Notes to Financial Statements

Columbia Select Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Select Opportunities Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund. The Fund commenced operations on September 2, 2008.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

14

Notes to Financial Statements (continued)

Columbia Select Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

15

Notes to Financial Statements (continued)

Columbia Select Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$16,700
Long-Term Capital Gains	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$447,457
Unrealized depreciation	(100,721)
Net unrealized appreciation	$346,736

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2016	$273,985

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee at the annual rate of 0.75% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets. Prior to January 12, 2009, Columbia voluntarily waived 0.05% of its administration fee.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the

16

Notes to Financial Statements (continued)

Columbia Select Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has contractually agreed to bear a portion of the Fund's expenses through April 30, 2010, so that the Fund's ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.91% of the Fund's average daily net assets.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or expense reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery, if any.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other Related Party Transactions—In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. The total brokerage commissions paid to affiliated brokers for the six month period ended June 30, 2009 was $2.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $3,558,732 and $3,643,591, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under this arrangement.

Note 8. Shares of Beneficial Interest

As of June 30, 2009, the Fund had one shareholder that held 100.0% of the Fund's shares outstanding.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These

17

Notes to Financial Statements (continued)

Columbia Select Opportunities Fund, Variable Series / June 30, 2009 (Unaudited)

risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings—Columbia Select Opportunities Fund, Variable Series did not commence operations until after the events that resulted in the regulatory proceedings and litigation described below.

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

18

Important Information About This Report

A description of the policies and procedures that Columbia Select Opportunities Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

SHC-44/19620 (06/09) 09/85354

Columbia Value and Restructuring Fund,
Variable Series

Columbia Funds Variable Insurance Trust
2009 Semiannual Report

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Portfolio Managers' Discussion

Columbia Value and Restructuring Fund, Variable Series / June 30, 2009

Columbia Value and Restructuring Fund, Variable Series seeks long-term capital appreciation.

David J. Williams has co-managed the fund since September 2008. Guy W. Pope and J. Nicholas Smith have co-managed the fund since February 2009.

Summary

•  For the six-month period that ended June 30, 2009, the fund's Class A shares substantially outdistanced both the Russell 1000 Value Index and the S&P 500 Index.1 Results also surpassed the average return in the fund's peer group, the Lipper VUF Multi-Cap Value Funds Classification.2 Investments in globally-oriented energy corporations played a major role in the fund's outperformance, which also was supported by positions in higher quality financials companies. Stocks in the industrials sector detracted from performance.

•  Growing evidence of a rebound in global growth helped lift prices of several energy holdings. Brazilian oil company Petroleo Brasileiro (5.1% of net assets) was a leading contributor to fund performance, as it benefited both from the recovery in oil prices and a rally in the Brazilian market. Coal producers Alpha Natural Resources and Foundation Coal Holdings (1.7% and 1.1% of net assets, respectively) gained as investors reacted enthusiastically to their merger plans. In the financials sector, our emphasis on blue-chip names such as Goldman Sachs Group and Morgan Stanley (2.5% and 1.8% of net assets, respectively), reaped benefits when investors anticipated earnings improvements. Other solid contributors included chemical company Celanese and miner Freeport-McMoRan Copper & Gold (2.0% and 1.7% of net assets, respectively), two materials companies with exposure to international markets.

•  Industrial companies performed poorly, consistent with their historical tendency to lag during early stages of economic recoveries. Notable examples included Ryder System, a transportation company, and Eaton, a producer of heavy equipment components (1.1% and 1.8% of net assets, respectively). Industrial-related holdings in other sectors that did poorly included tool maker Black & Decker, a consumer discretionary selection, and Harris, an information technology company that produces communications equipment (1.4% and 2.8% of net assets, respectively).

•  While a break in the market's recent rally is possible, we don't see great potential for a significant market decline because we believe that stock prices already reflect the expectation of further negative economic news. We believe that the market could regain momentum later in 2009, especially if corporations begin to report improved earnings.

Past performance is no guarantee of future results.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. The price of the company's stock may not approach the value the managers have placed on it.

Holdings are disclosed as of June 30, 2009, and are subject to change.

The outlook for the fund may differ from that presented for other Columbia Funds.

1  The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

2  Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

1

Performance Information

Columbia Value and Restructuring Fund, Variable Series / June 30, 2009

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of all distributions.

Performance results reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance results included the effect of these additional charges, they would be lower.

Total return as of June 30, 2009 (%)

	(cumulative) 6-month	Life
Class A (09/02/08)	12.95	-34.01
Class B (09/02/08)	12.95	-34.08
Russell 1000 Value Index[1]	-2.87	-29.99
S&P 500 Index[1]	3.16	-26.35

Inception date of share class is in parentheses.

Net asset value per share ($)	12/31/08	06/30/09
Class A	5.79	6.54
Class B	5.79	6.54

Annual operating expense ratio (%)*
Class A	4.56
Class B	4.81
Annual operating expense ratio after contractual waivers (%)*
Class A	0.86
Class B	1.11

*The annual operating expense ratio and annual operating expense ratio after contractual waivers are as stated in the fund's prospectus that is current as of the date of this report. The contractual waiver expires 04/30/10. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

1Index performance for the life of the fund is from September 2, 2008.

2

Understanding Your Expenses

Columbia Value and Restructuring Fund, Variable Series / June 30, 2009

As a Variable Series fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution (Rule 12b-1) fees for Class B shares and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Estimating your actual expenses by share class

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

01/01/09 – 06/30/09	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,129.48	1,020.53	4.54	4.31	0.86
Class B	1,000.00	1,000.00	1,129.48	1,019.29	5.86	5.56	1.11

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the share class of the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption fees or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

The hypothetical examples provided are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

3

Investment Portfolio

Columbia Value and Restructuring Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS—98.1%
Consumer Discretionary—4.4%
Household Durables—2.2%
Black & Decker Corp.	1,650	$47,289
Newell Rubbermaid, Inc.	2,573	26,785
		74,074
Media—0.2%
CBS Corp., Class B	1,233	8,533
Specialty Retail—2.0%
TJX Companies, Inc.	2,055	64,650
Consumer Staples—7.1%
Food Products—1.1%
Dean Foods Co. (a)	1,865	35,789
Personal Products—1.6%
Avon Products, Inc.	2,055	52,978
Tobacco—4.4%
Lorillard, Inc.	2,140	145,028
Energy—23.6%
Oil, Gas & Consumable Fuels—23.6%
Alpha Natural Resources, Inc. (a)	2,195	57,663
Anadarko Petroleum Corp.	1,390	63,092
ConocoPhillips	1,780	74,867
CONSOL Energy, Inc.	2,550	86,598
Devon Energy Corp.	1,440	78,480
El Paso Corp.	3,182	29,370
Foundation Coal Holdings, Inc.	1,255	35,278
General Maritime Corp.	400	3,956
Murphy Oil Corp.	600	32,592
Noble Energy, Inc.	1,180	69,584
PetroHawk Energy Corp. (a)	2,405	53,631
Petroleo Brasileiro SA, ADR	4,140	169,657
Rosetta Resources, Inc. (a)	1,441	12,609
W&T Offshore, Inc.	1,250	12,175
		779,552
Financials—16.0%
Capital Markets—6.4%
Apollo Investment Corp. (b)	2,103	12,618
Goldman Sachs Group, Inc.	570	84,041
Invesco Ltd.	3,225	57,470
Morgan Stanley	2,065	58,873
		213,002
Commercial Banks—1.3%
PNC Financial Services Group, Inc.	1,095	42,497
Diversified Financial Services—1.9%
CIT Group, Inc.	2,650	5,697
JPMorgan Chase & Co.	1,680	57,305
		63,002

	Shares	Value
Insurance—5.5%
ACE Ltd.	2,175	$96,200
Loews Corp.	1,229	33,675
MetLife, Inc.	1,530	45,915
Tower Group, Inc.	246	6,096
		181,886
Real Estate Investment Trusts (REITs)—0.9%
DiamondRock Hospitality Co.	2,700	16,902
Host Hotels & Resorts, Inc.	1,500	12,585
		29,487
Health Care—4.8%
Health Care Equipment & Supplies—1.7%
Baxter International, Inc.	1,036	54,867
Health Care Providers & Services—1.5%
AmerisourceBergen Corp.	2,810	49,849
Pharmaceuticals—1.6%
Bristol-Myers Squibb Co.	2,684	54,512
Industrials—16.3%
Aerospace & Defense—3.4%
AerCap Holdings NV (a)	3,284	23,710
Empresa Brasileira de Aeronautica SA, ADR	1,418	23,482
United Technologies Corp.	1,210	62,872
		110,064
Airlines—1.7%
Copa Holdings SA, Class A	1,385	56,536
Construction & Engineering—1.2%
Aecom Technology Corp. (a)	1,250	40,000
Industrial Conglomerates—1.5%
Tyco International Ltd.	1,920	49,881
Machinery—3.7%
AGCO Corp. (a)	2,139	62,181
Eaton Corp.	1,328	59,242
		121,423
Road & Rail—4.3%
Ryder System, Inc.	1,245	34,760
Union Pacific Corp.	2,060	107,244
		142,004
Trading Companies & Distributors—0.5%
RSC Holdings, Inc. (a)	2,500	16,800
Information Technology—8.3%
Communications Equipment—5.4%
CommScope, Inc. (a)	1,525	40,047
Harris Corp.	3,279	92,992
Nokia Oyj, ADR	3,075	44,834
		177,873
Computers & Peripherals—2.9%
International Business Machines Corp.	910	95,022

See Accompanying Notes to Financial Statements.

4

Investment Portfolio (continued)

Columbia Value and Restructuring Fund, Variable Series / June 30, 2009 (Unaudited)

	Shares	Value
Materials—11.5%
Chemicals—4.2%
Celanese Corp., Series A	2,725	$64,719
Lanxess AG	1,025	25,427
PPG Industries, Inc.	1,060	46,534
		136,680
Metals & Mining—7.3%
Freeport-McMoRan Copper & Gold, Inc.	1,105	55,371
Grupo Mexico SAB de CV, Series B	28,640	31,319
Schnitzer Steel Industries, Inc., Class A	1,100	58,146
Southern Copper Corp.	2,920	59,685
Vale SA, ADR	2,121	37,393
		241,914
Telecommunication Services—4.2%
Diversified Telecommunication Services—0.6%
Windstream Corp.	2,300	19,228
Wireless Telecommunication Services—3.6%
America Movil SAB de CV, Series L, ADR	3,054	118,251
Utilities—1.9%
Electric Utilities—1.9%
Enel SpA	4,636	22,585
Entergy Corp.	510	39,535
		62,120
Total Common Stocks (cost of $4,671,806)		3,237,502
CONVERTIBLE PREFERRED STOCK—1.1%
Financials—0.8%
Commercial Banks—0.8%
Wells Fargo & Co., 7.500%	35	27,474
Materials—0.3%
Chemicals—0.3%
Celanese Corp., 4.250%	250	7,895
Total Convertible Preferred Stock (cost of $29,832)		35,369
Total Investments—99.2% (cost of $4,701,638) (c)		3,272,871
Other Assets & Liabilities, Net—0.8%		25,449
Net Assets—100.0%		$3,298,320

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Closed-End Management Investment Company.

(c)  Cost for federal income tax purposes is $4,701,638.

The following table summarizes the inputs used, as of June 30, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary
Household Durables	$74,074	$—	$—	$74,074
Media	8,533	—	—	8,533
Specialty Retail	64,650	—	—	64,650
	147,257	—	—	147,257
Consumer Staples
Food Products	35,789	—	—	35,789
Personal Products	52,978	—	—	52,978
Tobacco	145,028	—	—	145,028
	233,795	—	—	233,795
Energy
Oil, Gas & Consumable Fuels	779,552	—	—	779,552
Financials
Capital Markets	213,002	—	—	213,002
Commercial Banks	42,497	—	—	42,497
Diversified Financial Services	63,002	—	—	63,002
Insurance	181,886	—	—	181,886
Real Estate Investment Trusts (REITs)	29,487	—	—	29,487
	529,874	—	—	529,874
Health Care
Health Care Equipment & Supplies	54,867	—	—	54,867
Health Care Providers & Services	49,849	—	—	49,849
Pharmaceuticals	54,512	—	—	54,512
	159,228	—	—	159,228
Industrials
Aerospace & Defense	110,064	—	—	110,064
Airlines	56,536	—	—	56,536
Construction & Engineering	40,000	—	—	40,000
Industrial Conglomerates	49,881	—	—	49,881
Machinery	121,423	—	—	121,423
Road & Rail	142,004	—	—	142,004
Trading Companies & Distributors	16,800	—	—	16,800
	536,708	—	—	536,708
Information Technology
Communications Equipment	177,873	—	—	177,873
Computers & Peripherals	95,022	—	—	95,022
	272,895	—	—	272,895
Materials
Chemicals	111,253	25,427	—	136,680
Metals & Mining	241,914	—	—	241,914
	353,167	25,427	—	378,594

See Accompanying Notes to Financial Statements.

5

Investment Portfolio (continued)

Columbia Value and Restructuring Fund, Variable Series / June 30, 2009 (Unaudited)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Telecommunication Services
Diversified Telecommunication Services	$19,228	$—	$—	$19,228
Wireless Telecommunication Services	118,251	—	—	118,251
	137,479	—	—	137,479
Utilities
Electric Utilities	39,535	22,585	—	62,120
Total Common Stocks	3,189,490	48,012	—	3,237,502
CONVERTIBLE PREFERRED STOCK
Financials
Commercial Banks	27,474	—	—	27,474
Materials
Chemicals	7,895	—	—	7,895
Total Convertible Preferred Stock	35,369	—	—	35,369
Total Investments	3,224,859	48,012	—	3,272,871
Total	$3,224,859	$48,012	$—	$3,272,871

The Fund's assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At June 30, 2009, the Fund held investments in the following sectors:

Sector	% of Net Assets
Energy	23.6
Financials	16.8
Industrials	16.3
Materials	11.8
Information Technology	8.3
Consumer Staples	7.1
Health Care	4.8
Consumer Discretionary	4.4
Telecommunication Services	4.2
Utilities	1.9
99.2
Other Assets & Liabilities, Net	0.8
100.0

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities

Columbia Value and Restructuring Fund, Variable Series / June 30, 2009 (Unaudited)

Assets
Investments, at cost	$4,701,638
Investments, at value	$3,272,871
Cash	55,945
Receivable for:
Investments sold	1,856
Dividends	5,113
Foreign tax reclaims	184
Expense reimbursement due from investment advisor	22,753
Trustees' deferred compensation plan	1,144
Prepaid expenses	84
Total Assets	3,359,950
Liabilities
Payable for:
Investments purchased	24,106
Investment advisory fee	1,658
Administration fee	698
Transfer agent fee	232
Trustees' fees	881
Audit fee	19,831
Pricing and bookkeeping fees	4,745
Custody fee	3,099
Distribution fees — Class B	345
Chief compliance officer expenses	127
Trustees' deferred compensation plan	1,144
Other liabilities	4,764
Total Liabilities	61,630
Net Assets	$3,298,320
Net Assets Consist of
Paid-in capital	$5,022,411
Undistributed net investment income	24,738
Accumulated net realized loss	(320,074)
Net unrealized appreciation (depreciation) on:
Investments	(1,428,767)
Foreign currency translations	12
Net Assets	$3,298,320
Class A
Net assets	$1,650,864
Shares outstanding	252,260
Net asset value per share	$6.54
Class B
Net assets	$1,647,456
Shares outstanding	252,002
Net asset value per share	$6.54

See Accompanying Notes to Financial Statements.

7

Statement of Operations

Columbia Value and Restructuring Fund, Variable Series
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income
Dividends	$38,778
Foreign taxes withheld	(762)
Total Investment Income	38,016
Expenses
Investment advisory fee	8,706
Administration fee	2,177
Distribution fees — Class B	1,813
Transfer agent fee	246
Pricing and bookkeeping fees	20,935
Trustees' fees	4,049
Custody fee	2,762
Audit fee	18,023
Reports to shareholders	20,080
Chief compliance officer expenses	242
Other expenses	2,337
Total Expenses	81,370
Fees waived or expenses reimbursed by investment advisor	(67,076)
Custody earnings credit	(2)
Net Expenses	14,292
Net Investment Income	23,724
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized loss on:
Investments	(237,383)
Foreign currency transactions	(97)
Net realized loss	(237,480)
Net change in unrealized appreciation (depreciation) on:
Investments	590,910
Foreign currency translations	5
Net change in unrealized appreciation (depreciation)	590,915
Net Gain	353,435
Net Increase Resulting from Operations	$377,159

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets

Columbia Value and Restructuring Fund, Variable Series

Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended June 30, 2009	Period Ended December 31, 2008(a)
Operations
Net investment income	$23,724	$22,371
Net realized loss on investments and foreign currency transactions	(237,480)	(81,540)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	590,915	(2,019,670)
Net increase (decrease) resulting from operations	377,159	(2,078,839)
Distributions to Shareholders
From net investment income:
Class A	—	(12,450)
Class B	—	(11,050)
Total distributions to shareholders	—	(23,500)
Net Capital Stock Transactions	—	5,023,500
Total increase in net assets	377,159	2,921,161
Net Assets
Beginning of period	2,921,161	—
End of period	$3,298,320	$2,921,161
Undistributed net investment income, at end of period	$24,738	$1,014
Capital Stock Activity

	(Unaudited) Six Months Ended June 30, 2009		Period Ended December 31, 2008(a)
	Shares	Dollars	Shares	Dollars
Class A
Subscriptions	—	$—	250,000	$2,500,000
Distributions reinvested	—	—	2,260	12,450
Net increase	—	—	252,260	2,512,450
Class B
Subscriptions	—	—	250,000	2,500,000
Distributions reinvested	—	—	2,002	11,050
Net increase	—	—	252,002	2,511,050

(a)  The Fund commenced operations on September 2, 2008.

See Accompanying Notes to Financial Statements.

9

Financial Highlights

Columbia Value and Restructuring Fund, Variable Series—Class A Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2009		Period Ended December 31, 2008(a)
Net Asset Value, Beginning of Period	$5.79		$10.00
Income from Investment Operations:
Net investment income (b)	0.05		0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		(4.21)
Total from investment operations	0.75		(4.16)
Less Distributions to Shareholders:
From net investment income	—		(0.05)
Net Asset Value, End of Period	$6.54		$5.79
Total return (c)(d)(e)(f)	12.95%		(41.58)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.86	%(h)	0.86	%(i)
Waiver/Reimbursement (g)	4.61%		6.48%
Net investment income (g)	1.76	%(h)	2.15	%(i)
Portfolio turnover rate (f)	7%		2%
Net assets, end of period (000s)	$1,651		$1,461

(a)  Class A shares commenced operations on September 2, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  The benefits derived from custody credits had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

10

Financial Highlights

Columbia Value and Restructuring Fund, Variable Series—Class B Shares

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended June 30, 2009		Period Ended December 31, 2008(a)
Net Asset Value, Beginning of Period	$5.79		$10.00
Income from Investment Operations:
Net investment income (b)	0.04		0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.71		(4.21)
Total from investment operations	0.75		(4.17)
Less Distributions to Shareholders:
From net investment income	—		(0.04)
Net Asset Value, End of Period	$6.54		$5.79
Total return (c)(d)(e)(f)	12.95%		(41.64)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.11	%(h)	1.11	%(i)
Waiver/Reimbursement (g)	4.61%		6.48%
Net investment income (g)	1.51	%(h)	1.90	%(i)
Portfolio turnover rate (f)	7%		2%
Net assets, end of period (000s)	$1,647		$1,460

(a)  Class B shares commenced operations on September 2, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

(i)  The benefits derived from custody credits had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

11

Notes to Financial Statements

Columbia Value and Restructuring Fund, Variable Series / June 30, 2009 (Unaudited)

Note 1. Organization

Columbia Value and Restructuring Fund, Variable Series (the "Fund"), a series of Columbia Funds Variable Insurance Trust (the "Trust"), is a diversified portfolio. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective—The Fund seeks long-term capital appreciation.

Fund Shares—The Trust may issue an unlimited number of shares, and the Fund offers two classes of shares: Class A and Class B. Each share class has its own expense structure. Shares of the Fund are available only as a pooled funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund. The Fund commenced operations on September 2, 2008.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through August 20, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation—Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•  Level 1—quoted prices in active markets for identical securities

•  Level 2—prices determined using other significant observable inputs (including quoted prices for similar

12

Notes to Financial Statements (continued)

Columbia Value and Restructuring Fund, Variable Series / June 30, 2009 (Unaudited)

securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3—prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions—Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements—The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations—The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations

Income Recognition—Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Expenses—General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value—All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status—The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders—Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-date of the distribution.

Indemnification—In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

13

Notes to Financial Statements (continued)

Columbia Value and Restructuring Fund, Variable Series / June 30, 2009 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary Income*	$23,500
Long-Term Capital Gains	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$65,926
Unrealized depreciation	(1,494,693)
Net unrealized depreciation	$(1,428,767)

The following capital loss carryforwards, determined as of December 31, 2008, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2016	$28,589

Under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"), management determines whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on the computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee—Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee at the annual rate of 0.60% of the Fund's average daily net assets.

Administration Fee—Columbia provides administrative and other services to the Fund for a monthly administration fee, at the annual rate of 0.15% of the Fund's average daily net assets. Prior to January 12, 2009, Columbia voluntarily waived 0.05% of its administration fee.

Pricing and Bookkeeping Fees—The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee—Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

14

Notes to Financial Statements (continued)

Columbia Value and Restructuring Fund, Variable Series / June 30, 2009 (Unaudited)

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Distribution Fees—Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares pursuant to which it will pay a monthly distribution fee to the Distributor not to exceed the annual rate of 0.25% of the average daily net assets attributable to Class B shares.

Fee Waivers and Expense Reimbursements—Columbia has contractually agreed to bear a portion of the Fund's expenses through April 30, 2010 so that the Fund's ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges related to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.86% of the Fund's average daily net assets.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or expense reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery, if any.

Fees Paid to Officers and Trustees—All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other Related Party Transactions—In connection with the purchase and sale of its securities during the period, the Fund used several brokers that are affiliates of BOA. The total brokerage commissions paid to affiliated brokers for the six month period ended June 30, 2009 was $6.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended June 30, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $253,396 and $205,890, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum are accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended June 30, 2009, the Fund did not borrow under this arrangement.

Note 8. Shares of Beneficial Interest

As of June 30, 2009, the Fund had one shareholder that held 100.0% of the Fund's shares outstanding.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk—There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

15

Notes to Financial Statements (continued)

Columbia Value and Restructuring Fund, Variable Series / June 30, 2009 (Unaudited)

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Legal Proceedings—Columbia Value and Restructuring Fund, Variable Series did not commence operations until after the events that resulted in the regulatory proceedings and litigation described below.

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia"), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the "Distributor"), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

16

Important Information About This Report

A description of the policies and procedures that Columbia Value and Restructuring Fund, Variable Series uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the fund are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. Contact your insurance company for a prospectus, which contains this and other important information about the fund.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

SHC-44/19812-0609 (08/09) 09/84995

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 20, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 20, 2009